UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

Highbridge Dynamic Commodities Strategy Fund
Consolidated Schedule of Portfolio Investments
AS OF JULY 31, 2010(Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 17.0%
500	Banco Bilbao Vizcaya Argentaria, 0.395%, 10/08/10	500
500	Bank of Nova Scotia, (Canada), 0.300%, 09/03/10	500
100	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400%, 10/12/10	100
	Barclays Bank plc, (United Kingdom),
500	0.480%, 10/18/10	500
2,000	0.500%, 10/08/10	2,000
3,000	BNP Paribas, 0.600%, 10/14/10	3,001
	Credit Agricole Corporate and Investment Bank,
300	0.350%, 09/15/10	300
100	0.422%, 10/12/10	100
2,500	0.530%, 08/02/10	2,500
3,000	0.600%, 10/14/10	3,001
	Credit Industriel et Commercial,
1,000	0.540%, 10/19/10 (m)	1,000
2,000	0.720%, 09/27/10	2,001
	Deutsche Bank AG,
2,000	0.450%, 10/12/10 (m)	2,000
2,000	0.520%, 09/20/10 (m)	2,001
	Lloyds TSB Bank plc,
1,000	0.540%, 10/08/10	1,000
3,000	0.550%, 09/24/10	3,001
	Mizuho Corporate Bank, (Japan),
2,000	0.400%, 10/15/10	2,000
2,000	0.520%, 09/17/10	2,001
500	0.540%, 09/09/10	500
2,000	Nordea Bank Finland plc, (Finland), 0.500%, 09/30/10	2,000
	Norinchukin Bank, (Japan),
1,000	0.480%, 10/27/10	1,000
1,000	0.530%, 10/18/10	1,000
1,000	0.570%, 09/27/10	1,001
1,520	Rabobank Nederland N.V., (Netherlands), 0.370%, 10/19/10	1,520
1,000	Societe Generale, (France), 0.450%, 08/02/10	1,000
1,500	Sumitomo Mitsui Banking Corp., 0.550%, 09/01/10	1,500
500	Sumitomo Trust & Banking Co. Ltd. (The), 0.550%, 09/10/10 (m)	500
	Svenska Handelsbanken AB, (Sweden),
1,000	0.380%, 10/29/10 (m)	1,000
1,000	0.520%, 08/30/10 (m)	1,000
	UBS AG, (Switzerland),
2,000	0.490%, 10/08/10 (m)	2,000
3,000	0.505%, 10/08/10 (m)	3,000

	Total Certificates of Deposit (Cost $44,520)	44,527
Commercial Paper — 21.6% (n)
1,000	ANZ National International Ltd., (Australia), 0.390%, 11/08/10 (e) (m)	999
	ASB Finance Ltd., (New Zealand),
1,000	0.390%, 10/18/10 (e)	999
1,000	0.431%, 11/01/10 (e)	999
300	0.432%, 10/08/10 (e)	300
1,500	0.601%, 08/30/10 (e)	1,500
1,500	0.611%, 09/07/10 (e)	1,499
3,000	Banque et Caisse d'Epargne L'Etat, (Luxembourg), 0.475%, 08/17/10	2,999
	Barclays U.S. Funding Corp.,
500	0.500%, 10/12/10	499
2,500	0.521%, 09/16/10	2,499
4,000	BNP Paribas Finance, Inc., 0.616%, 09/24/10	3,998
	BPCE S.A., (France),
1,500	0.651%, 10/07/10 (e)	1,499
3,000	0.656%, 10/13/10 (e)	2,997
5,000	Citigroup Funding, Inc., 0.310%, 08/23/10	4,999
	DnB NOR Bank ASA, (Norway),
1,000	0.510%, 09/07/10 (e) (m)	1,000
2,000	0.531%, 08/30/10 (e) (m)	1,999
4,000	ING U.S. Funding LLC, 0.521%, 09/16/10	3,998
3,500	Landesbank Hessen-Thueringen, (Germany), 0.440%, 08/10/10 (e)	3,500
3,000	Lloyds TSB Bank plc, 0.511%, 10/14/10	2,997
5,000	Nationwide Building Society, (United Kingdom), 0.551%, 09/23/10 (e)	4,997
1,500	Nordea North America, Inc., 0.501%, 08/27/10	1,500
300	NRW.BANK, (Germany), 0.311%, 09/10/10	300
300	Santander Central Hispano Financial Services Ltd., 0.351%, 08/16/10	300
	Societe Generale North America, Inc.,
2,000	0.601%, 10/08/10	1,998
4,000	0.626%, 09/23/10	3,998
	Sumitomo Mitsui Banking Corp., (Japan),
2,000	0.401%, 10/15/10 (e) (m)	1,998
460	0.541%, 09/09/10 (e)	460
1,000	Toyota Motor Credit Corp., 0.430%, 10/20/10 (m)	999
600	Westpac Securities NZ Ltd., (New Zealand), 0.300%, 09/03/10 (e) (m)	600

	Total Commercial Paper (Cost $56,421)	56,430
Supranational — 0.2%
500	International Bank for Reconstruction & Development, 0.391%, 08/13/11 (Cost $500)	500

U.S. Government Agency Securities — 31.2%
4,751	Federal Farm Credit Bank, DN, 0.060%, 08/02/10 (m) (n)	4,751
	Federal Home Loan Bank,
10,000	DN, 0.140%, 08/25/10 (m) (n)	9,999
5,000	DN, 0.140%, 09/03/10 (m) (n)	4,999
10,000	DN, 0.150%, 09/17/10 (m) (n)	9,998
5,000	DN, 0.160%, 09/22/10 (m) (n)	4,999
3,000	DN, 0.170%, 08/11/10 (m) (n)	3,000
2,000	DN, 0.180%, 09/08/10 (m) (n)	2,000
600	0.280%, 11/19/10 (m)	600
	Federal Home Loan Mortgage Corp.,
1,000	DN, 0.130%, 08/10/10 (m) (n)	1,000
2,076	DN, 0.140%, 08/26/10 (m) (n)	2,076
3,800	DN, 0.250%, 10/21/10 (m) (n)	3,799
	Federal National Mortgage Association,
6,000	DN, 0.110%, 08/03/10 (m) (n)	6,000
3,000	DN, 0.130%, 08/30/10 (m) (n)	3,000
19,420	DN, 0.152%, 08/18/10 (m) (n)	19,419
5,000	DN, 0.240%, 09/21/10 (m) (n)	4,999
1,000	DN, 0.296%, 11/10/10 (m) (n)	999

	Total U.S. Government Agency Securities (Cost $81,635)	81,638
U.S. Treasury Obligation — 0.3%
650	U.S. Treasury Bill, 0.215%, 12/09/10 (m) (n) (Cost $649)	650

SHARES
Investment Companies — 29.0%
70,131	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% † (b) (l) (m)	$70,131
5,575	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 0.020% † (b) (l) (m)	5,575
	Total Investment Companies (Cost $75,706)	75,706
	Total Investments —99.3% (Cost $259,431)	259,451
	Other Assets in Excess of Liabilities — 0.7%	1,834
	NET ASSETS — 100.0%	$261,285

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	Globex RBOB Gasoline**	08/30/10	$89	$1
1,778	Australian Dollar	09/13/10	159,825	4,550
235	Lean Hogs*	10/14/10	7,428	304
				$4,855

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
COMEX	Commodity Exchange, Inc.
DN	Discount Notes
LME	London Metal Exchange
NYBOT-ICE	New York Board of Trade-Intercontinental Exchange
NYMEX	New York Mercantile Exchange
RBOB	Reformulated gasoline blendstock for oxygen blending.
*	These contracts provide for cash settlement based on the price of the underlying commodity.
**	Trade executed on the Clearport platform (see note below).
†	Approximately $33,253,000 of the Funds is restricted as collateral to various brokers.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$21
Aggregate gross unrealized depreciation	(1)
Net unrealized appreciation/depreciation	$20
Federal income tax cost of investments	$259,431

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Consolidated Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$75,706	$183,745	$–	$259,451

Appreciation in Other Financial Instruments
Futures Contracts	$4,855	$–	$–	$4,855
Return Swaps on Commodities	$–	$35,417	$–	$35,417
Total Appreciation in Other Financial Instruments	$4,855	$35,417	$–	$40,272

Depreciation in Other Financial Instruments
Return Swaps on Commodities	$–	$(40,163)	$–	$(40,163)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Consolidated Schedule of Portfolio Investments (“SOI”). Level 1 consists of two affiliated money market mutual funds, which are held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for industry specifics of the portfolio holdings.
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
Basis for Consolidation for the Fund
HCM Commodities Strategy Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 18, 2009 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors. As of July 31, 2010, net assets of the Fund were approximately $261,285,000, of which approximately $59,085,000 or approximately 23%, represented the Fund’s ownership of the shares of the Subsidiary. The consolidated Schedule of Investments includes positions of the Fund and the Subsidiary.
Futures Contracts
The Fund uses commodity futures to obtain long and short exposure to the underlying commodities markets
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.
The Fund may be subject to the risk that the change in the value of the future’s contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges (i.e. NYMEX), boards of trade or other platforms (e.g. Clearport). The exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. For trades executed on other platforms, these futures contracts must be offset on the same platform in which they were executed; therefore liquidity risk exists to the extent there is a lack of a liquid market for these contracts allowing the funds to close out its position. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.
Return Swaps on Commodities
The Fund uses return swaps on commodities to obtain long and short exposure to commodities markets.
The value of the swaps is based on the underlying futures contract, using the last sale or closing price of the principal exchange on which the contract is traded.
These swaps are cash settled between the Fund and Counterparty at termination date, whereby the Fund will pay or receive an amount, based on the return of the underlying instrument. Upon entering into these swaps, the Fund is required to post collateral, referred to as independent amount, under the terms of contract. Additional collateral is posted by the Fund or counterparty based on changes in the value of the underlying instrument. As of July 31, 2010, approximately $33,253,000 has been posted to collateralize outstanding swap positions, including the independent amount.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (ii) liquidity risk related to the lack of a liquid market for these contracts allowing the funds to close out its position(s); and, (iii) documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and, as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Return Swaps on Commodities
		TERMINATION	NOTIONAL
SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	DATE	VALUE	VALUE
Newedge USA, LLC
	Long Positions
	CBOT Corn December 2010 Futures	11/23/10	$ 15,070	$ 819
	CBOT Soybean Meal December 2010 Futures	11/23/10	25,288	2,201
	CBOT Soybean Oil December 2010 Futures	11/23/10	1,776	85
	CBOT Soybean November 2010 Futures	10/22/10	41,054	3,325
	NYBOT-ICE Sugar #11 October 2010 Futures	09/23/10	29,480	2,481
	CBOT Wheat September 2010 Futures	08/24/10	17,728	3,095
	NYBOT-ICE Coffee 'C' September 2010 Futures	08/16/10	25,718	2,256
	CME Live Cattle August 2010 Futures	08/02/10	1,038	39

	Short Positions
	CBOT Corn December 2010 Futures	11/23/10	(23,592)	(2,354)
	CBOT Soybean Meal December 2010 Futures	11/23/10	(14,529)	(968)
	CBOT Soybean Oil December 2010 Futures	11/23/10	(1,533)	(78)
	CBOT Soybean November 2010 Futures	10/22/10	(21,206)	(1,304)
	NYBOT-ICE Sugar #11 October 2010 Futures	09/23/10	(12,954)	(2,432)
	CBOT Wheat September 2010 Futures	08/24/10	(14,024)	(3,998)
	NYBOT-ICE Coffee 'C' September 2010 Futures	08/16/10	(14,941)	(692)
	CME Live Cattle August 2010 Futures	08/02/10	(1,038)	(23)
				$ 2,452

Prudential
	Long Positions
	COMEX Gold 100 oz. December 2010 Futures	12/29/10	$ 92,226	$ (547)
	CBOT Soybean Meal December 2010 Futures	12/14/10	6,670	713
	CBOT Soybean Oil December 2010 Futures	12/14/10	243	8
	NYBOT-ICE Cotton No. 2 December 2010 Futures	12/08/10	9,806	267
	NYBOT-ICE Sugar #11 October 2010 Futures	10/30/10	6,312	346
	CME Live Cattle October 2010 Futures	10/29/10	757	-	(h)
	NYMEX Gasoline RBOB September 2010 Futures	09/30/10	7,220	133
	NYMEX Heating Oil September 2010 Futures	09/30/10	5,174	71
	COMEX Gold 100 oz. August 2010 Futures	09/30/10	127,033	(2,708)
	COMEX Copper September 2010 Futures	09/28/10	25,250	1,976
	NYMEX Natural Gas September 2010 Futures	09/27/10	10,486	206
	NYMEX WTI Crude September 2010 Futures	09/20/10	1,105	28
	NYBOT-ICE Cocoa September 2010 Futures	09/15/10	29,179	686
	LME Copper September 2010 Futures	09/15/10	34,810	2,512
	LME Lead September 2010 Futures	09/15/10	6,408	512
	LME Nickel September 2010 Futures	09/15/10	18,628	1,639
	LME Primary Aluminum September 2010 Futures	09/15/10	17,360	1,313
	LME Tin September 2010 Futures	09/15/10	9,070	733
	LME Zinc September 2010 Futures	09/15/10	5,636	342
	CBOT Wheat September 2010 Futures	09/14/10	2,315	78
	COMEX Silver September 2010 Futures	09/01/10	65,171	(2,920)
	CME Live Cattle August 2010 Futures	08/31/10	6,300	143
	LME Copper August 2010 Futures	08/18/10	20,571	1,763
	LME Lead August 2010 Futures	08/18/10	8,289	1,271
	LME Nickel August 2010 Futures	08/18/10	17,973	906
	LME Primary Aluminum August 2010 Futures	08/18/10	12,419	1,158
	LME Tin August 2010 Futures	08/18/10	12,767	1,142
	LME Zinc August 2010 Futures	08/18/10	9,772	1,328

	Short Positions
	COMEX Gold 100 oz. December 2010 Futures	12/31/10	(2,013)	(37)
	CBOT Corn December 2010 Futures	12/14/10	(2,420)	(253)
	NYBOT-ICE Cotton No. 2 December 2010 Futures	12/08/10	(8,152)	(290)
	NYBOT-ICE Sugar #11 October 2010 Futures	10/30/10	(1,249)	(232)
	CME Live Cattle October 2010 Futures	10/29/10	(1,665)	(2)
	NYMEX Gasoline RBOB September 2010 Futures	09/30/10	(2,853)	(48)
	NYMEX Heating Oil September 2010 Futures	09/30/10	(8,068)	(84)
	COMEX Copper September 2010 Futures	09/28/10	(21,608)	(2,241)
	NYMEX Natural Gas September 2010 Futures	09/27/10	(11,963)	(985)
	NYMEX WTI Crude September 2010 Futures	09/20/10	(15,237)	(524)
	NYBOT-ICE Cocoa September 2010 Futures	09/15/10	(14,435)	(410)
	LME Copper September 2010 Futures	09/15/10	(2,916)	(145)
	LME Lead September 2010 Futures	09/15/10	(9,146)	(1,049)
	LME Nickel September 2010 Futures	09/15/10	(11,278)	(952)
	LME Primary Aluminum September 2010 Futures	09/15/10	(24,607)	(1,964)
	LME Tin September 2010 Futures	09/15/10	(4,486)	(222)
	LME Zinc September 2010 Futures	09/15/10	(12,229)	(1,353)
	CBOT Wheat September 2010 Futures	09/14/10	(5,259)	(1,469)
	COMEX Silver September 2010 Futures	09/01/10	(28,985)	203
	CME Live Cattle August 2010 Futures	08/31/10	(6,300)	(206)
	COMEX Gold 100 oz. August 2010 Futures	08/30/10	(127,033)	1,638
	LME Copper August 2010 Futures	08/18/10	(20,571)	(2,421)
	LME Lead August 2010 Futures	08/18/10	(8,289)	(1,339)
	LME Nickel August 2010 Futures	08/18/10	(17,973)	(1,832)
	LME Primary Aluminum August 2010 Futures	08/18/10	(12,419)	(1,257)
	LME Tin August 2010 Futures	08/18/10	(12,767)	(1,820)
	LME Zinc August 2010 Futures	08/18/10	(9,772)	(1,003)
				$ (7,198)

Total				$ (4,746)

Highbridge Statistical Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010(Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 98.8% (j)
Common Stocks — 84.4%
Consumer Discretionary — 17.1%
		Auto Components — 0.6%
97		Autoliv, Inc., (Sweden)	5,569
566		Dana Holding Corp. (a)	6,727
22		Federal-Mogul Corp. (a)	402
28		Gentex Corp.	531
138		Goodyear Tire & Rubber Co. (The) (a)	1,473

			14,702
		Automobiles — 0.1%
69		Harley-Davidson, Inc.	1,869

		Distributors — 0.0% (g)
4		Genuine Parts Co.	189

		Diversified Consumer Services — 1.8%
222		Apollo Group, Inc., Class A (a)	10,233
4		Capella Education Co. (a)	340
10		Career Education Corp. (a)	237
47		Coinstar, Inc. (a)	2,131
432		Corinthian Colleges, Inc. (a)	3,929
194		DeVry, Inc.	10,433
1,177		H&R Block, Inc.	18,449
101		Hillenbrand, Inc.	2,237
79		Regis Corp.	1,205
1		Service Corp. International	6

			49,200
		Hotels, Restaurants & Leisure — 1.9%
60		Ameristar Casinos, Inc.	948
90		Bally Technologies, Inc. (a)	2,912
9		Bob Evans Farms, Inc.	235
178		Brinker International, Inc.	2,803
28		Burger King Holdings, Inc.	476
190		Cheesecake Factory, Inc. (The) (a)	4,445
9		Chipotle Mexican Grill, Inc. (a)	1,269
1		Choice Hotels International, Inc.	20
28		Cracker Barrel Old Country Store, Inc.	1,393
480		International Game Technology	7,311
111		Las Vegas Sands Corp. (a)	2,991
4		Life Time Fitness, Inc. (a)	157
32		Marriott International, Inc., Class A	1,077
48		Panera Bread Co., Class A (a)	3,734
32		Penn National Gaming, Inc. (a)	867
2		PF Chang's China Bistro, Inc.	64
54		Scientific Games Corp., Class A (a)	569
125		Starbucks Corp.	3,113
196		Wendy's/Arby's Group, Inc., Class A	856
23		WMS Industries, Inc. (a)	869
255		Wyndham Worldwide Corp.	6,501
93		Wynn Resorts Ltd.	8,113

			50,723
		Household Durables — 1.4%
1,043		D.R. Horton, Inc.	11,495
71		Harman International Industries, Inc. (a)	2,172
592		Lennar Corp., Class A	8,741
30		Newell Rubbermaid, Inc.	458
1,093		Pulte Group, Inc. (a)	9,599
63		Whirlpool Corp.	5,208

			37,673
		Internet & Catalog Retail — 0.6%
485		Expedia, Inc.	11,004
480		Liberty Media Corp. - Interactive, Class A (a)	5,438

			16,442
		Leisure Equipment & Products — 0.0% (g)
–	(h)	Hasbro, Inc.	1
26		Pool Corp.	577

			578
		Media — 2.8%
125		Cablevision Systems Corp., Class A	3,427
603		CBS Corp., Class B	8,905
295		Cinemark Holdings, Inc.	4,300
71		DIRECTV, Class A (a)	2,637
35		Discovery Communications, Inc., Class C (a)	1,197
892		DISH Network Corp., Class A	17,915
29		Liberty Global, Inc., Class A (a)	862
–	(h)	Liberty Global, Inc., Class C (a)	–	(h)
63		Liberty Media Corp. - Capital, Series A, Class A (a)	2,945
61		Liberty Media Corp. - Starz, Class A (a)	3,366
–	(h)	Live Nation Entertainment, Inc. (a)	1
8		Madison Square Garden, Inc., Class A (a)	161
385		News Corp., Class A	5,026
129		Regal Entertainment Group, Class A	1,728
74		Scholastic Corp.	1,878
83		Scripps Networks Interactive, Inc., Class A	3,534
62		Time Warner Cable, Inc.	3,565
353		Valassis Communications, Inc. (a)	12,213
–	(h)	Warner Music Group Corp. (a)	–	(h)
6		Washington Post Co. (The), Class B	2,344

			76,004
		Multiline Retail — 1.4%
247		Big Lots, Inc. (a)	8,481
424		Dillard's, Inc., Class A	9,813
89		Kohl's Corp. (a)	4,235
279		Target Corp.	14,334

			36,863
		Specialty Retail — 4.9%
137		Advance Auto Parts, Inc.	7,310
135		AnnTaylor Stores Corp. (a)	2,361
193		Bed Bath & Beyond, Inc. (a)	7,328
13		Best Buy Co., Inc.	461
1,107		Chico's FAS, Inc.	10,376
276		Collective Brands, Inc. (a)	4,421
–	(h)	Dick's Sporting Goods, Inc. (a)	4
449		Foot Locker, Inc.	6,096
655		Gap, Inc. (The)	11,862
10		Gymboree Corp. (a)	449
107		hhgregg, Inc. (a)	2,178
548		Home Depot, Inc.	15,611
440		J Crew Group, Inc. (a)	15,667
2		Jo-Ann Stores, Inc. (a)	99
1,048		Lowe's Cos., Inc.	21,729
47		Men's Wearhouse, Inc. (The)	920
1,211		Office Depot, Inc. (a)	5,230
493		OfficeMax, Inc. (a)	7,052
10		PetSmart, Inc.	326
73		Ross Stores, Inc.	3,825
196		TJX Cos., Inc.	8,119
41		Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,047

			132,471
		Textiles, Apparel & Luxury Goods — 1.6%
133		Carter's, Inc. (a)	3,214
136		Coach, Inc.	5,024
31		Deckers Outdoor Corp. (a)	1,557
83		Fossil, Inc. (a)	3,304
1		Iconix Brand Group, Inc. (a)	16
266		Jones Apparel Group, Inc.	4,646
201		Nike, Inc., Class B	14,808
275		Skechers U.S.A., Inc., Class A (a)	10,193
11		Warnaco Group, Inc. (The) (a)	449

			43,211
		Total Consumer Discretionary	459,925
Consumer Staples — 4.9%
		Beverages — 0.9%
1		Coca-Cola Co. (The)	39
144		Constellation Brands, Inc., Class A (a)	2,450
470		Dr. Pepper Snapple Group, Inc.	17,639
76		Hansen Natural Corp. (a)	3,197

			23,325
		Food & Staples Retailing — 0.8%
55		Costco Wholesale Corp.	3,122
23		CVS Caremark Corp.	716
326		Kroger Co. (The)	6,902
9		Ruddick Corp.	325
750		SUPERVALU, Inc.	8,464
25		Walgreen Co.	719
5		Weis Markets, Inc.	178

			20,426
		Food Products — 1.7%
264		Archer-Daniels-Midland Co.	7,235
36		Campbell Soup Co.	1,276
361		ConAgra Foods, Inc.	8,467
33		Corn Products International, Inc.	1,100
407		Del Monte Foods Co.	5,645
72		Flowers Foods, Inc.	1,748
14		General Mills, Inc.	466
131		Hershey Co. (The)	6,179
40		JM Smucker Co. (The)	2,453
112		Mead Johnson Nutrition Co.	5,950
5		Ralcorp Holdings, Inc. (a)	309
81		Sanderson Farms, Inc.	3,807
83		Smithfield Foods, Inc. (a)	1,179

			45,814
		Household Products — 0.8%
97		Energizer Holdings, Inc. (a)	5,996
257		Procter & Gamble Co. (The)	15,742

			21,738
		Personal Products — 0.1%
114		Nu Skin Enterprises, Inc., Class A	3,237

		Tobacco — 0.6%
177		Lorillard, Inc.	13,476
42		Reynolds American, Inc.	2,444

			15,920
		Total Consumer Staples	130,460
Energy — 5.7%
		Energy Equipment & Services — 1.6%
37		Atwood Oceanics, Inc. (a)	1,004
105		Cal Dive International, Inc. (a)	620
303		Complete Production Services, Inc. (a)	5,824
158		Exterran Holdings, Inc. (a)	4,210
320		Halliburton Co.	9,572
177		Helix Energy Solutions Group, Inc. (a)	1,661
62		Key Energy Services, Inc. (a)	598
15		Lufkin Industries, Inc.	596
43		National Oilwell Varco, Inc.	1,691
52		Oceaneering International, Inc. (a)	2,562
55		Oil States International, Inc. (a)	2,529
301		Patterson-UTI Energy, Inc.	4,952
1		SEACOR Holdings, Inc. (a)	110
144		Superior Energy Services, Inc. (a)	3,272
277		Tetra Technologies, Inc. (a)	2,891

			42,092
		Oil, Gas & Consumable Fuels — 4.1%
5		Alpha Natural Resources, Inc. (a)	178
58		Apache Corp.	5,534
67		Arch Coal, Inc.	1,586
190		Bill Barrett Corp. (a)	6,712
14		Brigham Exploration Co. (a)	236
8		Cabot Oil & Gas Corp.	249
546		Chesapeake Energy Corp.	11,483
167		Chevron Corp.	12,689
15		Cimarex Energy Co.	1,026
108		Comstock Resources, Inc. (a)	2,742
34		Continental Resources, Inc. (a)	1,540
36		Devon Energy Corp.	2,258
4		EXCO Resources, Inc.	60
73		Exxon Mobil Corp.	4,386
88		Frontier Oil Corp.	1,085
8		International Coal Group, Inc. (a)	37
34		Massey Energy Co.	1,045
441		Murphy Oil Corp.	24,125
47		Newfield Exploration Co. (a)	2,528
8		Noble Energy, Inc.	557
15		Penn Virginia Corp.	292
66		Petrohawk Energy Corp. (a)	1,039
17		Plains Exploration & Production Co. (a)	378
17		SM Energy Co.	717
67		Southern Union Co.	1,504
27		Southwestern Energy Co. (a)	981
328		Sunoco, Inc.	11,713
32		Swift Energy Co. (a)	839
765		Valero Energy Corp.	12,996
21		Williams Cos., Inc. (The)	417

			110,932
		Total Energy	153,024
Financials — 8.8%
		Capital Markets — 2.0%
23		Affiliated Managers Group, Inc. (a)	1,608
21		Ameriprise Financial, Inc.	883
9		Bank of New York Mellon Corp. (The)	226
2		BlackRock, Inc.	328
36		Franklin Resources, Inc.	3,605
470		Legg Mason, Inc.	13,584
706		Morgan Stanley	19,061
63		SEI Investments Co.	1,210
91		State Street Corp.	3,550
61		T. Rowe Price Group, Inc.	2,937
320		Waddell & Reed Financial, Inc., Class A	7,627

			54,619
		Commercial Banks — 1.6%
2		Cullen/Frost Bankers, Inc.	105
49		East West Bancorp, Inc.	768
343		Fifth Third Bancorp	4,364
5		First Citizens BancShares, Inc., Class A	868
33		First Financial Bancorp	531
46		Fulton Financial Corp.	422
4		Glacier Bancorp, Inc.	66
11		Hancock Holding Co.	346
879		Huntington Bancshares, Inc.	5,330
11		Investors Bancorp, Inc. (a)	146
153		KeyCorp	1,297
16		M&T Bank Corp.	1,360
3		Old National Bancorp	34
66		PNC Financial Services Group, Inc.	3,894
28		PrivateBancorp, Inc.	341
60		Prosperity Bancshares, Inc.	2,036
34		Trustmark Corp.	740
194		U.S. Bancorp	4,647
475		Wells Fargo & Co.	13,169
52		Wintrust Financial Corp.	1,604

			42,068
		Consumer Finance — 0.4%
49		AmeriCredit Corp. (a)	1,177
83		Capital One Financial Corp.	3,511
70		Cash America International, Inc.	2,352
181		Discover Financial Services	2,767

			9,807
		Diversified Financial Services — 1.2%
255		Bank of America Corp.	3,577
2,016		Citigroup, Inc. (a)	8,266
31		CME Group, Inc.	8,503
72		IntercontinentalExchange, Inc. (a)	7,591
163		Moody's Corp.	3,843
31		PHH Corp. (a)	613

			32,393
		Insurance — 1.3%
171		Allstate Corp. (The)	4,835
16		American Financial Group, Inc.	468
1		American National Insurance Co.	73
26		Assurant, Inc.	978
96		Brown & Brown, Inc.	1,919
9		Chubb Corp.	499
22		CNO Financial Group, Inc. (a)	120
7		Delphi Financial Group, Inc., Class A	177
208		Hartford Financial Services Group, Inc.	4,864
19		Lincoln National Corp.	483
22		Mercury General Corp.	950
117		MetLife, Inc.	4,929
144		Principal Financial Group, Inc.	3,675
126		Progressive Corp. (The)	2,476
253		Protective Life Corp.	5,688
5		Reinsurance Group of America, Inc.	224
–	(h)	RLI Corp.	17
16		Tower Group, Inc.	353
58		Transatlantic Holdings, Inc.	2,788
9		Unitrin, Inc.	260

			35,776
		Real Estate Investment Trusts (REITs) — 1.8%
3		AvalonBay Communities, Inc.	367
60		Camden Property Trust	2,728
482		Duke Realty Corp.	5,766
40		Essex Property Trust, Inc.	4,246
38		Health Care REIT, Inc.	1,718
73		Highwoods Properties, Inc.	2,298
313		Hospitality Properties Trust	6,411
8		Host Hotels & Resorts, Inc.	108
174		Kimco Realty Corp.	2,627
104		Liberty Property Trust	3,308
1		Macerich Co. (The)	29
115		Mack-Cali Realty Corp.	3,717
68		Plum Creek Timber Co., Inc.	2,452
167		ProLogis	1,818
109		Rayonier, Inc.	5,299
1		Regency Centers Corp.	43
25		Simon Property Group, Inc.	2,189
–	(h)	Vornado Realty Trust	8
186		Weingarten Realty Investors	3,940

			49,072
		Real Estate Management & Development — 0.2%
103		CB Richard Ellis Group, Inc., Class A (a)	1,751
226		Forest City Enterprises, Inc., Class A (a)	2,866

			4,617
		Thrifts & Mortgage Finance — 0.3%
54		Astoria Financial Corp.	709
–	(h)	Downey Financial Corp. (a)	–
20		Hudson City Bancorp, Inc.	252
15		MGIC Investment Corp. (a)	133
182		NewAlliance Bancshares, Inc.	2,210
33		Northwest Bancshares, Inc.	402
357		Ocwen Financial Corp. (a)	3,766
48		Washington Federal, Inc.	836

			8,308
		Total Financials	236,660
Health Care — 10.2%
		Biotechnology — 0.9%
1		Abraxis Bioscience, Inc. (a)	75
65		Alexion Pharmaceuticals, Inc. (a)	3,507
70		Amgen, Inc. (a)	3,829
5		Amylin Pharmaceuticals, Inc. (a)	104
13		BioMarin Pharmaceutical, Inc. (a)	292
108		Celgene Corp. (a)	5,965
39		Cephalon, Inc. (a)	2,225
4		Cubist Pharmaceuticals, Inc. (a)	90
14		Gilead Sciences, Inc. (a)	467
140		Incyte Corp., Ltd. (a)	1,820
2		Momenta Pharmaceuticals, Inc. (a)	48
108		Myriad Genetics, Inc. (a)	1,565
81		Onyx Pharmaceuticals, Inc. (a)	2,111
–	(h)	Pharmasset, Inc. (a)	13
5		Regeneron Pharmaceuticals, Inc. (a)	126
66		Seattle Genetics, Inc. (a)	801
19		United Therapeutics Corp. (a)	906

			23,944
		Health Care Equipment & Supplies — 3.3%
45		Alere, Inc. (a)	1,275
162		Align Technology, Inc. (a)	2,819
14		American Medical Systems Holdings, Inc. (a)	308
60		Baxter International, Inc.	2,616
44		C.R. Bard, Inc.	3,468
246		CareFusion Corp. (a)	5,194
58		Cooper Cos., Inc. (The)	2,253
25		Gen-Probe, Inc. (a)	1,118
13		Haemonetics Corp. (a)	730
16		Hill-Rom Holdings, Inc.	537
557		Hologic, Inc. (a)	7,877
97		Immucor, Inc. (a)	1,858
44		Integra LifeSciences Holdings Corp. (a)	1,579
18		Intuitive Surgical, Inc. (a)	5,750
121		Kinetic Concepts, Inc. (a)	4,283
213		Masimo Corp.	4,912
570		Medtronic, Inc.	21,062
19		Sirona Dental Systems, Inc. (a)	595
179		St. Jude Medical, Inc. (a)	6,589
130		STERIS Corp.	4,137
36		Stryker Corp.	1,660
9		Teleflex, Inc.	500
142		Zimmer Holdings, Inc. (a)	7,532

			88,652
		Health Care Providers & Services — 3.4%
308		Aetna, Inc.	8,567
22		Amedisys, Inc. (a)	578
46		AmerisourceBergen Corp.	1,390
479		Cardinal Health, Inc.	15,445
94		Community Health Systems, Inc. (a)	3,056
42		Emergency Medical Services Corp., Class A (a)	1,882
80		Express Scripts, Inc. (a)	3,636
351		Health Management Associates, Inc., Class A (a)	2,512
357		Health Net, Inc. (a)	8,397
396		Humana, Inc. (a)	18,623
29		LifePoint Hospitals, Inc. (a)	910
33		Lincare Holdings, Inc.	786
15		Magellan Health Services, Inc. (a)	649
13		McKesson Corp.	815
416		Medco Health Solutions, Inc. (a)	19,949
39		Omnicare, Inc.	958
4		Owens & Minor, Inc.	119
30		Patterson Cos., Inc.	800
6		UnitedHealth Group, Inc.	173
44		Universal Health Services, Inc., Class B	1,584

			90,829
		Health Care Technology — 0.4%
166		Allscripts-Misys Healthcare Solutions, Inc. (a)	2,779
88		Cerner Corp. (a)	6,850
7		Eclipsys Corp. (a)	137
8		Quality Systems, Inc.	420

			10,186
		Life Sciences Tools & Services — 0.6%
132		Bruker Corp. (a)	1,742
23		Charles River Laboratories International, Inc. (a)	728
–	(h)	Illumina, Inc. (a)	4
12		Life Technologies Corp. (a)	511
161		Parexel International Corp. (a)	3,313
56		PerkinElmer, Inc.	1,088
143		Pharmaceutical Product Development, Inc.	3,479
73		Waters Corp. (a)	4,662

			15,527
		Pharmaceuticals — 1.6%
44		Allergan, Inc.	2,694
16		Eli Lilly & Co.	559
492		Endo Pharmaceuticals Holdings, Inc. (a)	11,817
239		Forest Laboratories, Inc. (a)	6,627
103		Impax Laboratories, Inc. (a)	1,695
127		King Pharmaceuticals, Inc. (a)	1,115
335		Medicis Pharmaceutical Corp., Class A	8,496
307		Mylan, Inc. (a)	5,343
26		Par Pharmaceutical Cos., Inc. (a)	676
1		Salix Pharmaceuticals Ltd. (a)	55
149		ViroPharma, Inc. (a)	1,968
74		Watson Pharmaceuticals, Inc. (a)	2,980

			44,025
		Total Health Care	273,163
Industrials — 10.7%
		Aerospace & Defense — 2.0%
8		AAR Corp. (a)	127
123		Alliant Techsystems, Inc. (a)	8,286
55		Cubic Corp.	2,226
–	(h)	Curtiss-Wright Corp.	3
33		Esterline Technologies Corp. (a)	1,712
166		General Dynamics Corp.	10,166
54		ITT Corp.	2,546
73		L-3 Communications Holdings, Inc.	5,353
120		Lockheed Martin Corp.	8,992
3		Orbital Sciences Corp. (a)	37
53		Raytheon Co.	2,464
77		Rockwell Collins, Inc.	4,399
84		Triumph Group, Inc.	6,342

			52,653
		Air Freight & Logistics — 0.8%
1		Atlas Air Worldwide Holdings, Inc. (a)	55
141		Expeditors International of Washington, Inc.	6,010
18		FedEx Corp.	1,465
209		United Parcel Service, Inc., Class B	13,565

			21,095
		Airlines — 0.7%
3		Allegiant Travel Co.	150
749		JetBlue Airways Corp. (a)	4,819
322		U.S. Airways Group, Inc. (a)	3,489
400		UAL Corp. (a)	9,494

			17,952
		Building Products — 0.1%
88		Owens Corning (a)	2,785
–	(h)	Simpson Manufacturing Co., Inc.	5

			2,790
		Commercial Services & Supplies — 0.5%
3		ABM Industries, Inc.	69
16		Avery Dennison Corp.	562
33		Cintas Corp.	884
55		Covanta Holding Corp.	829
3		Deluxe Corp.	67
1		GEO Group, Inc. (The) (a)	19
11		HNI Corp.	283
61		Iron Mountain, Inc.	1,435
123		R.R. Donnelley & Sons Co.	2,074
–	(h)	Rollins, Inc.	5
312		Tetra Tech, Inc. (a)	6,537
14		United Stationers, Inc. (a)	743

			13,507
		Construction & Engineering — 0.4%
122		KBR, Inc.	2,719
65		Shaw Group, Inc. (The) (a)	2,073
121		URS Corp. (a)	4,881

			9,673
		Electrical Equipment — 0.8%
25		American Superconductor Corp. (a)	755
3		AMETEK, Inc.	119
26		Baldor Electric Co.	995
134		Brady Corp., Class A	3,720
61		EnerSys (a)	1,473
98		General Cable Corp. (a)	2,592
323		GrafTech International Ltd. (a)	5,060
71		Hubbell, Inc., Class B	3,334
9		Polypore International, Inc. (a)	232
23		Regal-Beloit Corp.	1,370
5		Thomas & Betts Corp. (a)	205
6		Woodward Governor Co.	182

			20,037
		Industrial Conglomerates — 0.4%
3		Carlisle Cos., Inc.	96
720		General Electric Co.	11,611

			11,707
		Machinery — 3.2%
84		Actuant Corp., Class A	1,731
1		Barnes Group, Inc.	22
17		Briggs & Stratton Corp.	314
68		Crane Co.	2,431
2		Deere & Co.	145
25		Donaldson Co., Inc.	1,201
63		Dover Corp.	3,012
106		Harsco Corp.	2,447
103		IDEX Corp.	3,319
430		Illinois Tool Works, Inc.	18,701
78		Joy Global, Inc.	4,622
66		Kaydon Corp.	2,506
6		Kennametal, Inc.	164
1		Lincoln Electric Holdings, Inc.	55
25		Navistar International Corp. (a)	1,309
620		Oshkosh Corp. (a)	21,323
221		Pall Corp.	8,467
38		Parker Hannifin Corp.	2,384
24		Snap-On, Inc.	1,093
199		Timken Co.	6,688
92		Toro Co. (The)	4,790
4		Trinity Industries, Inc.	79
–	(h)	Valmont Industries, Inc.	9
1		WABCO Holdings, Inc. (a)	47
6		Watts Water Technologies, Inc., Class A	192

			87,051
		Professional Services — 0.3%
77		Corporate Executive Board Co. (The)	2,162
73		Dun & Bradstreet Corp.	4,956
33		IHS, Inc., Class A (a)	2,107

			9,225
		Road & Rail — 1.2%
228		Avis Budget Group, Inc. (a)	2,818
136		CSX Corp.	7,164
43		Heartland Express, Inc.	695
50		J.B. Hunt Transport Services, Inc.	1,785
4		Landstar System, Inc.	169
216		Norfolk Southern Corp.	12,172
2		Old Dominion Freight Line, Inc. (a)	87
132		Ryder System, Inc.	5,768
114		Werner Enterprises, Inc.	2,629

			33,287
		Trading Companies & Distributors — 0.3%
149		Applied Industrial Technologies, Inc.	4,170
20		W.W. Grainger, Inc.	2,277
37		WESCO International, Inc. (a)	1,332

			7,779
		Total Industrials	286,756
Information Technology — 16.0%
		Communications Equipment — 1.9%
2		ADTRAN, Inc.	69
698		Arris Group, Inc. (a)	6,504
829		Brocade Communications Systems, Inc. (a)	4,102
135		Cisco Systems, Inc. (a)	3,118
87		CommScope, Inc. (a)	1,778
157		Harris Corp.	6,998
182		InterDigital, Inc. (a)	4,963
156		Motorola, Inc. (a)	1,171
170		Plantronics, Inc.	5,091
41		Polycom, Inc. (a)	1,216
76		QUALCOMM, Inc.	2,911
217		Riverbed Technology, Inc. (a)	8,065
922		Tellabs, Inc.	6,433

			52,419
		Computers & Peripherals — 1.4%
19		Isilon Systems, Inc. (a)	341
120		Lexmark International, Inc., Class A (a)	4,415
37		NCR Corp. (a)	503
252		NetApp, Inc. (a)	10,656
390		SanDisk Corp. (a)	17,027
135		Western Digital Corp. (a)	3,575

			36,517
		Electronic Equipment, Instruments & Components — 0.8%
61		Agilent Technologies, Inc. (a)	1,708
9		Anixter International, Inc. (a)	454
13		AVX Corp.	189
4		Dolby Laboratories, Inc., Class A (a)	269
71		Itron, Inc. (a)	4,615
226		Jabil Circuit, Inc.	3,285
33		Molex, Inc.	642
25		National Instruments Corp.	796
132		Power-One, Inc. (a)	1,644
854		Vishay Intertechnology, Inc. (a)	7,252
75		Vishay Precision Group, Inc. (a)	953

			21,807
		Internet Software & Services — 1.3%
98		AOL, Inc. (a)	2,054
6		eBay, Inc. (a)	121
18		Equinix, Inc. (a)	1,656
43		Google, Inc., Class A (a)	20,676
27		IAC/InterActiveCorp. (a)	671
8		j2 Global Communications, Inc. (a)	199
36		SAVVIS, Inc. (a)	633
60		Sohu.com, Inc., (China) (a)	2,810
94		VeriSign, Inc. (a)	2,637
172		Yahoo!, Inc. (a)	2,384

			33,841
		IT Services — 2.7%
299		Acxiom Corp. (a)	4,581
4		Alliance Data Systems Corp. (a)	241
8		Automatic Data Processing, Inc.	336
83		CACI International, Inc., Class A (a)	3,921
464		Computer Sciences Corp.	21,015
73		Convergys Corp. (a)	820
23		CoreLogic, Inc.	466
76		Fiserv, Inc. (a)	3,812
5		Hewitt Associates, Inc., Class A (a)	225
–	(h)	International Business Machines Corp.	13
93		Lender Processing Services, Inc.	2,968
72		ManTech International Corp., Class A (a)	2,861
38		MAXIMUS, Inc.	2,264
184		NeuStar, Inc., Class A (a)	4,280
40		Paychex, Inc.	1,042
–	(h)	SRA International, Inc., Class A (a)	2
44		TeleTech Holdings, Inc. (a)	609
244		Teradata Corp. (a)	7,747
551		Total System Services, Inc.	8,214
306		VeriFone Systems, Inc. (a)	6,703
18		Visa, Inc., Class A	1,348

			73,468
		Office Electronics — 0.0% (g)
29		Xerox Corp.	284
3		Zebra Technologies Corp., Class A (a)	94

			378
		Semiconductors & Semiconductor Equipment — 4.4%
283		Amkor Technology, Inc. (a)	1,633
258		Analog Devices, Inc.	7,660
1,130		Applied Materials, Inc.	13,329
259		Atheros Communications, Inc. (a)	6,838
344		Atmel Corp. (a)	1,797
224		Cypress Semiconductor Corp. (a)	2,372
7		Diodes, Inc. (a)	115
946		Fairchild Semiconductor International, Inc. (a)	8,591
2		Hittite Microwave Corp. (a)	109
7		Integrated Device Technology, Inc. (a)	43
417		Intel Corp.	8,588
212		KLA-Tencor Corp.	6,705
1,136		LSI Corp. (a)	4,577
257		Maxim Integrated Products, Inc.	4,504
2,473		Micron Technology, Inc. (a)	18,005
58		Microsemi Corp. (a)	931
–	(h)	MKS Instruments, Inc. (a)	10
18		National Semiconductor Corp.	253
126		Novellus Systems, Inc. (a)	3,359
755		ON Semiconductor Corp. (a)	5,097
52		PMC-Sierra, Inc. (a)	424
22		Rambus, Inc. (a)	436
2,104		RF Micro Devices, Inc. (a)	8,772
524		Teradyne, Inc. (a)	5,640
13		TriQuint Semiconductor, Inc. (a)	88
167		Veeco Instruments, Inc. (a)	7,238

			117,114
		Software — 3.5%
94		Adobe Systems, Inc. (a)	2,711
2		Advent Software, Inc. (a)	117
5		Ariba, Inc. (a)	72
16		Aspen Technology, Inc. (a)	170
89		Autodesk, Inc. (a)	2,624
104		BMC Software, Inc. (a)	3,690
241		CA, Inc.	4,712
24		CommVault Systems, Inc. (a)	436
312		Compuware Corp. (a)	2,549
489		Electronic Arts, Inc. (a)	7,782
54		Factset Research Systems, Inc.	4,081
111		Fair Isaac Corp.	2,639
541		Intuit, Inc. (a)	21,503
232		Lawson Software, Inc. (a)	1,847
156		McAfee, Inc. (a)	5,153
5		MICROS Systems, Inc. (a)	162
699		Microsoft Corp.	18,036
16		Net 1 UEPS Technologies, Inc., (South Africa) (a)	235
50		Quest Software, Inc. (a)	1,006
51		SuccessFactors, Inc. (a)	1,040
585		Symantec Corp. (a)	7,594
95		Synopsys, Inc. (a)	2,067
46		VMware, Inc., Class A (a)	3,576

			93,802
		Total Information Technology	429,346
Materials — 5.7%
		Chemicals — 2.8%
176		Air Products & Chemicals, Inc.	12,767
279		Ashland, Inc.	14,164
101		Cabot Corp.	2,990
200		Cytec Industries, Inc.	9,984
20		International Flavors & Fragrances, Inc.	896
106		Lubrizol Corp.	9,924
55		Minerals Technologies, Inc.	2,867
12		NewMarket Corp.	1,330
147		OM Group, Inc. (a)	3,979
148		PPG Industries, Inc.	10,254
78		Rockwood Holdings, Inc. (a)	2,278
11		RPM International, Inc.	201
37		Sigma-Aldrich Corp.	2,066
36		Valspar Corp.	1,133

			74,833
		Construction Materials — 0.0% (g)
1		Eagle Materials, Inc.	17
10		Martin Marietta Materials, Inc.	871
13		Vulcan Materials Co.	604

			1,492
		Containers & Packaging — 0.1%
13		Aptargroup, Inc.	579
15		Crown Holdings, Inc. (a)	413
6		Packaging Corp. of America	142
1		Rock-Tenn Co., Class A	48
94		Sealed Air Corp.	2,038
–	(h)	Temple-Inland, Inc.	1

			3,221
		Metals & Mining — 2.4%
1,497		Alcoa, Inc.	16,724
9		Carpenter Technology Corp.	327
13		Compass Minerals International, Inc.	947
22		Freeport-McMoRan Copper & Gold, Inc.	1,556
26		Hecla Mining Co. (a)	126
251		Newmont Mining Corp.	14,028
139		Reliance Steel & Aluminum Co.	5,444
3		Royal Gold, Inc.	127
107		Schnitzer Steel Industries, Inc., Class A	4,901
86		Stillwater Mining Co. (a)	1,181
378		Titanium Metals Corp. (a)	8,368
154		Walter Energy, Inc.	10,959

			64,688
		Paper & Forest Products — 0.4%
132		Domtar Corp., (Canada)	7,747
78		International Paper Co.	1,876

			9,623
		Total Materials	153,857
Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 0.8%
601		AT&T, Inc.	15,589
–	(h)	CenturyLink, Inc.	1
6		tw telecom inc (a)	106
247		Verizon Communications, Inc.	7,181

			22,877
		Wireless Telecommunication Services — 0.3%
187		MetroPCS Communications, Inc. (a)	1,671
519		Sprint Nextel Corp. (a)	2,374
63		Telephone & Data Systems, Inc.	2,162
23		U.S. Cellular Corp. (a)	1,082

			7,289
		Total Telecommunication Services	30,166
Utilities — 4.2%
		Electric Utilities — 1.3%
15		Allete, Inc.	555
224		DPL, Inc.	5,673
36		Edison International	1,190
90		Exelon Corp.	3,776
75		FirstEnergy Corp.	2,810
9		IDACORP, Inc.	304
43		NV Energy, Inc.	548
45		Portland General Electric Co.	852
608		PPL Corp.	16,586
13		Progress Energy, Inc.	562
53		UniSource Energy Corp.	1,715

			34,571
		Gas Utilities — 1.0%
197		AGL Resources, Inc.	7,489
148		Atmos Energy Corp.	4,303
61		Energen Corp.	2,690
50		New Jersey Resources Corp.	1,880
417		Questar Corp.	6,862
24		Southwest Gas Corp.	767
85		UGI Corp.	2,302

			26,293
		Independent Power Producers & Energy Traders — 0.4%
574		AES Corp. (The) (a)	5,919
344		Calpine Corp. (a)	4,639
39		NRG Energy, Inc. (a)	891

			11,449
		Multi-Utilities — 1.4%
6		Avista Corp.	129
33		Black Hills Corp.	1,048
159		CenterPoint Energy, Inc.	2,256
621		CMS Energy Corp.	9,894
31		Dominion Resources, Inc.	1,303
154		DTE Energy Co.	7,118
25		Integrys Energy Group, Inc.	1,189
31		MDU Resources Group, Inc.	619
97		NorthWestern Corp.	2,740
301		Public Service Enterprise Group, Inc.	9,889
89		Vectren Corp.	2,204
31		Xcel Energy, Inc.	690

			39,079
		Water Utilities — 0.1%
109		American Water Works Co., Inc.	2,321

		Total Utilities	113,713
		Total Common Stocks (Cost $2,280,164)	2,267,070
Short-Term Investment — 14.4%
		Investment Company — 14.4%
387,706		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $387,706)	387,706
		Total Investments — 98.8% (Cost $2,667,870)	2,654,776
		Other Assets in Excess of Liabilities — 1.2%	32,675
		NET ASSETS — 100.0%	$2,687,451

Short Positions — 84.1%
Common Stocks — 84.1%
Consumer Discretionary — 17.3%
		Auto Components — 0.5%
94		BorgWarner, Inc. (a)	4,106
124		Cooper Tire & Rubber Co.	2,688
10		Johnson Controls, Inc.	287
127		Tenneco, Inc. (a)	3,513
54		TRW Automotive Holdings Corp. (a)	1,912

			12,506
		Automobiles — 0.9%
1,594		Ford Motor Co. (a)	20,352
174		Thor Industries, Inc.	4,854

			25,206
		Distributors — 0.0% (g)
28		LKQ Corp. (a)	552

		Diversified Consumer Services — 0.2%
12		ITT Educational Services, Inc. (a)	1,000
89		Sotheby's	2,418
1		Strayer Education, Inc.	324
64		Weight Watchers International, Inc.	1,744

			5,486
		Hotels, Restaurants & Leisure — 1.8%
–	(h)	Chipotle Mexican Grill, Inc. (a)	10
98		Gaylord Entertainment Co. (a)	2,839
197		Jack in the Box, Inc. (a)	4,065
133		McDonald's Corp.	9,257
1,585		MGM Resorts International (a)	17,213
114		Starwood Hotels & Resorts Worldwide, Inc.	5,537
20		Vail Resorts, Inc. (a)	751
181		Yum! Brands, Inc.	7,455

			47,127
		Household Durables — 1.7%
223		Fortune Brands, Inc.	9,788
63		Jarden Corp.	1,825
260		KB Home	2,954
163		MDC Holdings, Inc.	4,742
88		Mohawk Industries, Inc. (a)	4,302
19		Pulte Group, Inc. (a)	167
97		Stanley Black & Decker, Inc.	5,617
74		Tempur-Pedic International, Inc. (a)	2,256
890		Toll Brothers, Inc. (a)	15,448
–	(h)	Tupperware Brands Corp.	16

			47,115
		Internet & Catalog Retail — 0.5%
1		Amazon.com, Inc. (a)	71
181		HSN, Inc. (a)	5,322
44		NetFlix, Inc. (a)	4,530
16		priceline.com, Inc. (a)	3,490

			13,413
		Leisure Equipment & Products — 0.9%
107		Brunswick Corp.	1,805
2,421		Eastman Kodak Co. (a)	9,613
548		Mattel, Inc.	11,595

			23,013
		Media — 3.1%
836		Comcast Corp., Class A	16,279
315		CTC Media, Inc., (Russia)	5,682
2		Discovery Communications, Inc., Class A (a)	81
321		DreamWorks Animation SKG, Inc., Class A (a)	9,999
570		Interpublic Group of Cos., Inc. (The) (a)	5,208
177		Lamar Advertising Co., Class A (a)	4,851
344		Live Nation Entertainment, Inc. (a)	3,173
331		McGraw-Hill Cos., Inc. (The)	10,156
5		Meredith Corp.	170
11		Morningstar, Inc. (a)	494
25		New York Times Co. (The), Class A (a)	222
160		News Corp., Class B	2,372
45		Omnicom Group, Inc.	1,690
117		Viacom, Inc., Class B	3,871
141		Virgin Media, Inc.	3,035
453		Walt Disney Co. (The)	15,273

			82,556
		Multiline Retail — 1.6%
82		99 Cents Only Stores (a)	1,361
183		Dollar Tree, Inc. (a)	8,107
115		Family Dollar Stores, Inc.	4,753
704		J.C. Penney Co., Inc.	17,329
447		Macy's, Inc.	8,332
15		Nordstrom, Inc.	514
20		Saks, Inc. (a)	168
36		Sears Holdings Corp. (a)	2,566

			43,130
		Specialty Retail — 5.0%
223		Aaron's, Inc.	4,045
418		Abercrombie & Fitch Co., Class A	15,446
83		Aeropostale, Inc. (a)	2,372
1,614		American Eagle Outfitters, Inc.	19,873
17		AutoNation, Inc. (a)	422
36		AutoZone, Inc. (a)	7,617
351		Cabela's, Inc. (a)	5,473
66		CarMax, Inc. (a)	1,385
33		Children's Place Retail Stores, Inc. (The) (a)	1,394
75		Dress Barn, Inc. (The) (a)	1,841
59		GameStop Corp., Class A (a)	1,188
109		Guess?, Inc.	3,877
71		Jos. A. Bank Clothiers, Inc. (a)	4,167
725		Ltd. Brands, Inc.	18,584
74		Penske Automotive Group, Inc. (a)	1,040
520		RadioShack Corp.	11,191
217		Sally Beauty Holdings, Inc. (a)	2,057
94		Staples, Inc.	1,901
361		Tiffany & Co.	15,181
96		Tractor Supply Co.	6,668
212		Urban Outfitters, Inc. (a)	6,829
65		Williams-Sonoma, Inc.	1,742

			134,293
		Textiles, Apparel & Luxury Goods — 1.1%
3		Columbia Sportswear Co.	138
429		CROCS, Inc. (a)	5,506
120		Hanesbrands, Inc. (a)	3,013
27		Lululemon Athletica, Inc., (Canada) (a)	1,123
234		Phillips-Van Heusen Corp.	12,164
58		Polo Ralph Lauren Corp.	4,583
6		Steven Madden Ltd. (a)	217
76		Under Armour, Inc., Class A (a)	2,870
8		Wolverine World Wide, Inc.	217

			29,831
		Total Consumer Discretionary	464,228
Consumer Staples — 5.4%
		Beverages — 1.2%
52		Brown-Forman Corp., Class B	3,257
51		Central European Distribution Corp. (a)	1,330
651		Coca-Cola Enterprises, Inc.	18,691
13		Molson Coors Brewing Co., Class B	602
126		PepsiCo, Inc.	8,169

			32,049
		Food & Staples Retailing — 1.2%
54		BJ's Wholesale Club, Inc. (a)	2,450
430		Safeway, Inc.	8,832
241		Sysco Corp.	7,449
45		United Natural Foods, Inc. (a)	1,523
250		Wal-Mart Stores, Inc.	12,784
7		Whole Foods Market, Inc. (a)	277

			33,315
		Food Products — 1.9%
57		Dean Foods Co. (a)	650
7		Diamond Foods, Inc.	291
227		Green Mountain Coffee Roasters, Inc. (a)	7,001
95		H.J. Heinz Co.	4,214
48		Hormel Foods Corp.	2,068
49		Kellogg Co.	2,474
719		Kraft Foods, Inc., Class A	20,990
54		McCormick & Co., Inc. (Non-Voting)	2,123
403		Sara Lee Corp.	5,959
88		TreeHouse Foods, Inc. (a)	4,185
61		Tyson Foods, Inc., Class A	1,076

			51,031
		Household Products — 0.2%
21		Church & Dwight Co., Inc.	1,422
3		Clorox Co.	189
24		Colgate-Palmolive Co.	1,914
14		Kimberly-Clark Corp.	918

			4,443
		Personal Products — 0.7%
226		Alberto-Culver Co.	6,602
297		Avon Products, Inc.	9,248
72		Estee Lauder Cos., Inc. (The), Class A	4,464

			20,314
		Tobacco — 0.2%
104		Altria Group, Inc.	2,307
12		Philip Morris International, Inc.	611
–	(h)	Universal Corp.	13
135		Vector Group Ltd.	2,557

			5,488
		Total Consumer Staples	146,640
Energy — 5.7%
		Energy Equipment & Services — 1.8%
208		Baker Hughes, Inc.	10,059
42		Bristow Group, Inc. (a)	1,417
179		Cameron International Corp. (a)	7,102
3		Diamond Offshore Drilling, Inc.	179
48		Dresser-Rand Group, Inc. (a)	1,786
3		Dril-Quip, Inc. (a)	150
163		FMC Technologies, Inc. (a)	10,312
108		Helmerich & Payne, Inc.	4,358
29		Pride International, Inc. (a)	683
181		Rowan Cos., Inc. (a)	4,564
142		RPC, Inc.	2,368
75		Tidewater, Inc.	3,087
19		Unit Corp. (a)	796

			46,861
		Oil, Gas & Consumable Fuels — 3.9%
6		Alpha Natural Resources, Inc. (a)	248
27		Anadarko Petroleum Corp.	1,315
142		Atlas Energy, Inc. (a)	4,193
12		Berry Petroleum Co., Class A	361
379		BPZ Resources, Inc. (a)	1,716
151		Clean Energy Fuels Corp. (a)	2,848
40		Concho Resources, Inc. (a)	2,382
93		ConocoPhillips	5,123
5		Consol Energy, Inc.	169
470		Denbury Resources, Inc. (a)	7,443
100		El Paso Corp.	1,227
136		EOG Resources, Inc.	13,239
318		Forest Oil Corp. (a)	9,091
108		Gran Tierra Energy, Inc., (Canada) (a)	603
29		Hess Corp.	1,556
402		Holly Corp.	10,733
170		Marathon Oil Corp.	5,678
143		Occidental Petroleum Corp.	11,123
71		Overseas Shipholding Group, Inc.	2,804
678		Patriot Coal Corp. (a)	8,179
22		Peabody Energy Corp.	974
1		Pioneer Natural Resources Co.	53
89		Quicksilver Resources, Inc. (a)	1,127
72		Range Resources Corp.	2,688
30		Rosetta Resources, Inc. (a)	667
15		SandRidge Energy, Inc. (a)	86
124		Spectra Energy Corp.	2,577
365		Tesoro Corp.	4,711
93		Venoco, Inc. (a)	1,758
3		Whiting Petroleum Corp. (a)	296
25		World Fuel Services Corp.	657

			105,625
		Total Energy	152,486
Financials — 9.4%
		Capital Markets — 2.5%
317		American Capital Ltd. (a)	1,644
517		Apollo Investment Corp.	5,224
94		Charles Schwab Corp. (The)	1,385
94		E*Trade Financial Corp. (a)	1,371
29		Eaton Vance Corp.	855
1		Federated Investors, Inc., Class B	30
139		Goldman Sachs Group, Inc. (The)	21,002
191		Greenhill & Co., Inc.	12,999
206		Janus Capital Group, Inc.	2,159
441		Jefferies Group, Inc.	10,894
20		Knight Capital Group, Inc., Class A (a)	282
132		Northern Trust Corp.	6,179
6		Raymond James Financial, Inc.	155
44		Stifel Financial Corp. (a)	2,017
130		TD AMERITRADE Holding Corp. (a)	2,052

			68,248
		Commercial Banks — 1.4%
212		Associated Banc-Corp.	2,878
91		BancorpSouth, Inc.	1,333
29		Bank of Hawaii Corp.	1,421
88		BB&T Corp.	2,180
10		BOK Financial Corp.	469
48		CapitalSource, Inc.	258
1		City National Corp.	32
101		Comerica, Inc.	3,874
62		Commerce Bancshares, Inc.	2,446
4		First Financial Bankshares, Inc.	207
875		First Horizon National Corp. (a)	10,040
76		FirstMerit Corp.	1,495
7		FNB Corp.	59
11		Iberiabank Corp.	587
34		International Bancshares Corp.	588
86		Marshall & Ilsley Corp.	606
2		MB Financial, Inc.	28
187		Regions Financial Corp.	1,371
11		Signature Bank (a)	412
25		Susquehanna Bancshares, Inc.	216
5		SVB Financial Group (a)	229
12		UMB Financial Corp.	458
1		United Bankshares, Inc.	20
138		Valley National Bancorp	1,996
181		Webster Financial Corp.	3,366
43		Whitney Holding Corp.	347
17		Wilmington Trust Corp.	171

			37,087
		Consumer Finance — 0.5%
158		American Express Co.	7,067
4		Credit Acceptance Corp. (a)	221
1		Ezcorp, Inc., Class A (a)	22
489		SLM Corp. (a)	5,870

			13,180
		Diversified Financial Services — 0.3%
63		Leucadia National Corp. (a)	1,384
45		MSCI, Inc., Class A (a)	1,459
4		NASDAQ OMX Group, Inc. (The) (a)	77
146		NYSE Euronext	4,241

			7,161
		Insurance — 2.7%
65		Aflac, Inc.	3,181
3		Alleghany Corp. (a)	767
2		AON Corp.	59
227		Arthur J. Gallagher & Co.	5,766
27		Cincinnati Financial Corp.	731
8		CNA Financial Corp. (a)	226
–	(h)	Erie Indemnity Co., Class A	5
182		Fidelity National Financial, Inc., Class A	2,682
209		Genworth Financial, Inc., Class A (a)	2,842
85		Hanover Insurance Group, Inc. (The)	3,712
308		Loews Corp.	11,424
2		Markel Corp. (a)	541
601		Marsh & McLennan Cos., Inc.	14,139
675		MBIA, Inc. (a)	5,857
40		Old Republic International Corp.	499
–	(h)	ProAssurance Corp. (a)	10
77		Prudential Financial, Inc.	4,384
26		StanCorp Financial Group, Inc.	972
20		Torchmark Corp.	1,087
171		Travelers Cos., Inc. (The)	8,631
6		Unum Group	133
132		W.R. Berkley Corp.	3,576

			71,224
		Real Estate Investment Trusts (REITs) — 1.6%
26		Alexandria Real Estate Equities, Inc.	1,818
36		AMB Property Corp.	891
41		Apartment Investment & Management Co., Class A	885
103		Boston Properties, Inc.	8,440
4		BRE Properties, Inc.	183
9		Corporate Office Properties Trust	354
101		Developers Diversified Realty Corp.	1,149
5		Equity One, Inc.	89
100		Equity Residential	4,584
107		HCP, Inc.	3,779
329		Host Hotels & Resorts, Inc.	4,711
10		Nationwide Health Properties, Inc.	377
43		Omega Healthcare Investors, Inc.	953
1		Potlatch Corp.	37
54		Public Storage	5,286
2		Senior Housing Properties Trust	37
61		SL Green Realty Corp.	3,649
135		UDR, Inc.	2,841
56		Ventas, Inc.	2,838
–	(h)	Vornado Realty Trust	8

			42,909
		Real Estate Management & Development — 0.2%
19		Jones Lang LaSalle, Inc.	1,457
199		St Joe Co. (The) (a)	5,123

			6,580
		Thrifts & Mortgage Finance — 0.2%
12		First Niagara Financial Group, Inc.	167
279		New York Community Bancorp, Inc.	4,812
21		People's United Financial, Inc.	288
169		Radian Group, Inc.	1,456

			6,723
		Total Financials	253,112
Health Care — 8.8%
		Biotechnology — 1.0%
31		Acorda Therapeutics, Inc. (a)	1,005
19		Alnylam Pharmaceuticals, Inc. (a)	288
90		Biogen Idec, Inc. (a)	5,038
2		Cepheid, Inc. (a)	32
24		Dendreon Corp. (a)	774
77		Genzyme Corp. (a)	5,354
7		Human Genome Sciences, Inc. (a)	175
48		InterMune, Inc. (a)	469
78		Isis Pharmaceuticals, Inc. (a)	775
31		Medivation, Inc. (a)	299
136		Savient Pharmaceuticals, Inc. (a)	1,858
38		Theravance, Inc. (a)	561
277		Vertex Pharmaceuticals, Inc. (a)	9,322

			25,950
		Health Care Equipment & Supplies — 2.3%
32		Beckman Coulter, Inc.	1,453
15		Becton, Dickinson & Co.	1,050
1,193		Boston Scientific Corp. (a)	6,681
124		DENTSPLY International, Inc.	3,711
358		Edwards Lifesciences Corp. (a)	20,680
219		Hospira, Inc. (a)	11,413
36		IDEXX Laboratories, Inc. (a)	2,095
1		NuVasive, Inc. (a)	45
106		ResMed, Inc. (a)	6,951
62		Thoratec Corp. (a)	2,284
72		Varian Medical Systems, Inc. (a)	3,954
128		Volcano Corp. (a)	2,820
2		West Pharmaceutical Services, Inc.	81

			63,218
		Health Care Providers & Services — 3.2%
332		AMERIGROUP Corp. (a)	11,885
8		Brookdale Senior Living, Inc. (a)	111
89		Catalyst Health Solutions, Inc. (a)	3,090
174		Centene Corp. (a)	3,715
25		Chemed Corp.	1,323
24		CIGNA Corp.	738
152		Coventry Health Care, Inc. (a)	3,021
13		DaVita, Inc. (a)	736
127		Healthsouth Corp. (a)	2,353
50		Healthspring, Inc. (a)	932
166		Henry Schein, Inc. (a)	8,709
40		HMS Holdings Corp. (a)	2,248
41		Laboratory Corp. of America Holdings (a)	2,984
209		Mednax, Inc. (a)	9,854
68		PSS World Medical, Inc. (a)	1,279
37		Quest Diagnostics, Inc.	1,732
186		Tenet Healthcare Corp. (a)	855
101		Universal American Corp. (a)	1,695
6		VCA Antech, Inc. (a)	127
424		WellCare Health Plans, Inc. (a)	10,932
367		WellPoint, Inc. (a)	18,606

			86,925
		Health Care Technology — 0.0% (g)
21		MedAssets, Inc. (a)	493

		Life Sciences Tools & Services — 0.4%
3		Bio-Rad Laboratories, Inc., Class A (a)	235
99		Covance, Inc. (a)	3,844
5		Dionex Corp. (a)	364
22		Mettler-Toledo International, Inc., (Switzerland) (a)	2,537
6		Techne Corp.	325
65		Thermo Fisher Scientific, Inc. (a)	2,936

			10,241
		Pharmaceuticals — 1.9%
34		Abbott Laboratories	1,680
177		Auxilium Pharmaceuticals, Inc. (a)	4,004
64		Bristol-Myers Squibb Co.	1,602
37		Johnson & Johnson	2,152
597		Merck & Co., Inc.	20,576
20		Nektar Therapeutics (a)	267
35		Perrigo Co.	1,936
1,169		Pfizer, Inc.	17,530
255		Vivus, Inc. (a)	1,442

			51,189
		Total Health Care	238,016
Industrials — 10.3%
		Aerospace & Defense — 2.0%
8		BE Aerospace, Inc. (a)	249
121		Boeing Co. (The)	8,229
200		Goodrich Corp.	14,555
50		Hexcel Corp. (a)	938
21		Honeywell International, Inc.	902
1		Moog, Inc., Class A (a)	40
131		Northrop Grumman Corp.	7,669
88		Precision Castparts Corp.	10,778
279		Spirit Aerosystems Holdings, Inc., Class A (a)	5,687
8		Teledyne Technologies, Inc. (a)	320
5		TransDigm Group, Inc.	268
35		United Technologies Corp.	2,472

			52,107
		Air Freight & Logistics — 0.7%
270		C.H. Robinson Worldwide, Inc.	17,579
49		Hub Group, Inc., Class A (a)	1,574

			19,153
		Airlines — 0.3%
24		Alaska Air Group, Inc. (a)	1,218
69		AMR Corp. (a)	490
92		Delta Air Lines, Inc. (a)	1,099
431		Southwest Airlines Co.	5,188

			7,995
		Building Products — 0.4%
12		A.O. Smith Corp.	672
50		Armstrong World Industries, Inc. (a)	1,842
128		Lennox International, Inc.	5,573
159		Masco Corp.	1,633
86		USG Corp. (a)	1,035

			10,755
		Commercial Services & Supplies — 0.6%
–	(h)	Brink's Co. (The)	3
65		Clean Harbors, Inc. (a)	4,091
113		Corrections Corp. of America (a)	2,211
2		Healthcare Services Group, Inc.	46
43		Mine Safety Appliances Co.	1,083
3		Pitney Bowes, Inc.	75
200		Republic Services, Inc.	6,379
9		Stericycle, Inc. (a)	547
–	(h)	Waste Connections, Inc. (a)	11
25		Waste Management, Inc.	845

			15,291
		Construction & Engineering — 1.1%
1		Aecom Technology Corp. (a)	12
62		EMCOR Group, Inc. (a)	1,625
274		Fluor Corp.	13,239
331		Granite Construction, Inc.	7,703
124		Jacobs Engineering Group, Inc. (a)	4,520
70		Quanta Services, Inc. (a)	1,499
19		Tutor Perini Corp. (a)	368

			28,966
		Electrical Equipment — 0.5%
39		Acuity Brands, Inc.	1,636
27		Belden, Inc.	651
142		Emerson Electric Co.	7,042
–	(h)	II-VI, Inc. (a)	7
6		Rockwell Automation, Inc.	324
70		Roper Industries, Inc.	4,403

			14,063
		Industrial Conglomerates — 0.1%
24		3M Co.	2,085
46		Textron, Inc.	950

			3,035
		Machinery — 3.0%
167		AGCO Corp. (a)	5,794
25		ArvinMeritor, Inc. (a)	412
70		Bucyrus International, Inc.	4,365
97		Caterpillar, Inc.	6,796
44		Cummins, Inc.	3,505
6		Danaher Corp.	236
220		Eaton Corp.	17,238
211		Flowserve Corp.	20,901
48		Gardner Denver, Inc.	2,446
10		Graco, Inc.	316
72		Manitowoc Co., Inc. (The)	748
8		Middleby Corp. (a)	439
51		Nordson Corp.	3,194
65		PACCAR, Inc.	2,998
162		Pentair, Inc.	5,524
215		Terex Corp. (a)	4,253
38		Wabtec Corp.	1,710

			80,875
		Marine — 0.1%
17		Alexander & Baldwin, Inc.	578
75		Kirby Corp. (a)	2,879

			3,457
		Professional Services — 0.8%
14		Equifax, Inc.	433
241		FTI Consulting, Inc. (a)	8,526
85		Manpower, Inc.	4,102
145		Robert Half International, Inc.	3,650
93		Towers Watson & Co., Class A	4,129

			20,840
		Road & Rail — 0.6%
46		Con-way, Inc.	1,551
18		Genesee & Wyoming, Inc., Class A (a)	717
474		Hertz Global Holdings, Inc. (a)	5,562
12		Kansas City Southern (a)	427
160		Knight Transportation, Inc.	3,349
62		Union Pacific Corp.	4,594

			16,200
		Trading Companies & Distributors — 0.1%
15		Fastenal Co.	757
12		GATX Corp.	343
45		Watsco, Inc.	2,523

			3,623
		Total Industrials	276,360
Information Technology — 15.3%
		Communications Equipment — 1.7%
128		Acme Packet, Inc. (a)	3,616
91		Aruba Networks, Inc. (a)	1,552
931		Ciena Corp. (a)	12,184
11		DG FastChannel, Inc. (a)	407
32		F5 Networks, Inc. (a)	2,789
740		Finisar Corp. (a)	11,866
44		JDS Uniphase Corp. (a)	473
405		Juniper Networks, Inc. (a)	11,254
1		Loral Space & Communications, Inc. (a)	53
5		Sycamore Networks, Inc.	124
118		Tekelec (a)	1,665

			45,983
		Computers & Peripherals — 0.7%
543		Dell, Inc. (a)	7,186
62		Diebold, Inc.	1,787
105		EMC Corp. (a)	2,083
155		Hewlett-Packard Co.	7,124
1		Netezza Corp. (a)	20
26		QLogic Corp. (a)	415

			18,615
		Electronic Equipment, Instruments & Components — 1.3%
185		Amphenol Corp., Class A	8,309
305		Arrow Electronics, Inc. (a)	7,561
224		Avnet, Inc. (a)	5,625
12		Benchmark Electronics, Inc. (a)	196
161		Corning, Inc.	2,913
14		FLIR Systems, Inc. (a)	418
6		Ingram Micro, Inc., Class A (a)	99
26		Plexus Corp. (a)	748
79		Sanmina-SCI Corp. (a)	996
54		SYNNEX Corp. (a)	1,422
188		Tech Data Corp. (a)	7,423

			35,710
		Internet Software & Services — 0.6%
93		Akamai Technologies, Inc. (a)	3,557
115		Digital River, Inc. (a)	3,031
270		GSI Commerce, Inc. (a)	6,070
49		MercadoLibre, Inc., (Argentina) (a)	2,953
75		Monster Worldwide, Inc. (a)	1,031
6		WebMD Health Corp. (a)	297

			16,939
		IT Services — 3.8%
733		Broadridge Financial Solutions, Inc.	14,882
313		Cognizant Technology Solutions Corp., Class A (a)	17,064
31		DST Systems, Inc.	1,278
52		Fidelity National Information Services, Inc.	1,503
176		Gartner, Inc. (a)	4,438
304		Global Payments, Inc.	11,474
160		International Business Machines Corp.	20,578
497		SAIC, Inc. (a)	8,266
754		Sapient Corp.	8,292
10		Syntel, Inc.	422
280		Unisys Corp. (a)	7,558
69		Western Union Co. (The)	1,115
113		Wright Express Corp. (a)	3,947

			100,817
		Semiconductors & Semiconductor Equipment — 4.0%
989		Advanced Micro Devices, Inc. (a)	7,409
44		Altera Corp.	1,221
112		Broadcom Corp., Class A	4,029
109		Cavium Networks, Inc. (a)	2,919
486		Cirrus Logic, Inc. (a)	9,480
80		Cree, Inc. (a)	5,702
49		Cymer, Inc. (a)	1,631
110		First Solar, Inc. (a)	13,810
282		FormFactor, Inc. (a)	2,735
23		International Rectifier Corp. (a)	453
62		Intersil Corp., Class A	703
5		Lam Research Corp. (a)	207
1,780		MEMC Electronic Materials, Inc. (a)	17,019
8		Microchip Technology, Inc.	241
212		NetLogic Microsystems, Inc. (a)	6,261
963		NVIDIA Corp. (a)	8,854
415		OmniVision Technologies, Inc. (a)	9,261
50		Semtech Corp. (a)	869
3		Silicon Laboratories, Inc. (a)	122
188		Skyworks Solutions, Inc. (a)	3,293
168		Texas Instruments, Inc.	4,152
2		Varian Semiconductor Equipment Associates, Inc. (a)	59
188		Xilinx, Inc.	5,262

			105,692
		Software — 3.2%
826		Activision Blizzard, Inc.	9,808
24		ANSYS, Inc. (a)	1,062
152		AsiaInfo-Linkage, Inc., (China) (a)	3,109
7		Blackbaud, Inc.	171
34		Blackboard, Inc. (a)	1,299
40		Cadence Design Systems, Inc. (a)	275
238		Concur Technologies, Inc. (a)	11,030
36		Informatica Corp. (a)	1,088
2		Jack Henry & Associates, Inc.	46
84		JDA Software Group, Inc. (a)	1,963
–	(h)	Mentor Graphics Corp. (a)	5
51		NetSuite, Inc. (a)	749
304		Nuance Communications, Inc. (a)	5,026
382		Oracle Corp.	9,032
98		Pegasystems, Inc.	3,009
12		Progress Software Corp. (a)	365
192		Red Hat, Inc. (a)	6,181
468		Rovi Corp. (a)	20,831
6		Salesforce.com, Inc. (a)	561
10		Solera Holdings, Inc.	364
36		TIBCO Software, Inc. (a)	493
1,143		TiVo, Inc. (a)	9,804

			86,271
		Total Information Technology	410,027
Materials — 6.4%
		Chemicals — 3.3%
15		Albemarle Corp.	675
42		Celanese Corp., Class A	1,173
3		CF Industries Holdings, Inc.	213
388		Dow Chemical Co. (The)	10,601
103		E.l. du Pont de Nemours & Co.	4,198
18		Eastman Chemical Co.	1,123
121		Ecolab, Inc.	5,941
177		FMC Corp.	11,061
11		H.B. Fuller Co.	216
264		Huntsman Corp.	2,762
76		Intrepid Potash, Inc. (a)	1,828
365		Monsanto Co.	21,136
3		Mosaic Co. (The)	141
188		Nalco Holding Co.	4,579
61		Olin Corp.	1,248
68		Praxair, Inc.	5,864
113		Scotts Miracle-Gro Co. (The), Class A	5,429
9		Sensient Technologies Corp.	254
135		Sherwin-Williams Co. (The)	9,345
3		Solutia, Inc. (a)	48
2		Valhi, Inc.	25
26		W.R. Grace & Co. (a)	664
31		Westlake Chemical Corp.	771

			89,295
		Containers & Packaging — 1.1%
144		Ball Corp.	8,403
14		Bemis Co., Inc.	431
82		Greif, Inc., Class A	4,910
28		Owens-Illinois, Inc. (a)	777
216		Pactiv Corp. (a)	6,572
217		Silgan Holdings, Inc.	6,156
51		Sonoco Products Co.	1,679

			28,928
		Metals & Mining — 1.8%
248		AK Steel Holding Corp.	3,474
147		Allegheny Technologies, Inc.	7,016
79		Allied Nevada Gold Corp. (a)	1,365
253		Century Aluminum Co. (a)	2,635
74		Cliffs Natural Resources, Inc.	4,178
391		Coeur d'Alene Mines Corp. (a)	5,948
64		Commercial Metals Co.	915
151		Nucor Corp.	5,916
–	(h)	Steel Dynamics, Inc.	1
355		United States Steel Corp.	15,733
18		Worthington Industries, Inc.	258

			47,439
		Paper & Forest Products — 0.2%
395		Louisiana-Pacific Corp. (a)	2,876
27		MeadWestvaco Corp.	645
29		Schweitzer-Mauduit International, Inc.	1,556
27		Weyerhaeuser Co.	436

			5,513
		Total Materials	171,175
Telecommunication Services — 1.1%
		Diversified Telecommunication Services — 0.7%
10		AboveNet, Inc. (a)	515
151		CenturyLink, Inc.	5,375
340		Frontier Communications Corp.	2,595
881		Windstream Corp.	10,042

			18,527
		Wireless Telecommunication Services — 0.4%
118		American Tower Corp., Class A (a)	5,453
145		Clearwire Corp., Class A (a)	1,013
5		NII Holdings, Inc. (a)	181
38		SBA Communications Corp., Class A (a)	1,384
125		Syniverse Holdings, Inc. (a)	2,789

			10,820
		Total Telecommunication Services	29,347
Utilities — 4.4%
		Electric Utilities — 1.9%
583		American Electric Power Co., Inc.	20,983
7		Cleco Corp.	211
60		Duke Energy Corp.	1,024
1		Entergy Corp.	110
63		Great Plains Energy, Inc.	1,130
57		Hawaiian Electric Industries, Inc.	1,332
–	(h)	ITC Holdings Corp.	1
–	(h)	NextEra Energy, Inc.	21
2		Northeast Utilities	49
305		Pepco Holdings, Inc.	5,150
165		Pinnacle West Capital Corp.	6,272
118		PNM Resources, Inc.	1,401
395		Southern Co.	13,960

			51,644
		Gas Utilities — 0.2%
23		EQT Corp.	836
79		National Fuel Gas Co.	3,812
18		Northwest Natural Gas Co.	874
4		Oneok, Inc.	208
11		South Jersey Industries, Inc.	537
2		WGL Holdings, Inc.	74

			6,341
		Independent Power Producers & Energy Traders — 0.5%
359		Constellation Energy Group, Inc.	11,329
57		Ormat Technologies, Inc.	1,585
360		RRI Energy, Inc. (a)	1,423

			14,337
		Multi-Utilities — 1.7%
65		Alliant Energy Corp.	2,238
1		Ameren Corp.	36
353		Consolidated Edison, Inc.	16,293
24		NiSource, Inc.	390
141		NSTAR	5,254
69		OGE Energy Corp.	2,750
97		PG&E Corp.	4,287
11		SCANA Corp.	420
268		Sempra Energy	13,309
2		Wisconsin Energy Corp.	129

			45,106
		Water Utilities — 0.1%
78		Aqua America, Inc.	1,512

		Total Utilities	118,940
		Total Short Positions (Proceeds $2,266,368)	2,260,331

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of July 31, 2010.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$68,182
Aggregate gross unrealized depreciation	(81,276)
Net unrealized appreciation/depreciation	$(13,094)
Federal income tax cost of investments	$2,667,870

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,654,776	$ –	$ –	$2,654,776
Total Liabilities #	$(2,260,331)	$ –	$ –	$(2,260,331)
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
# Portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments ("SOI"). Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Asia Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
	China — 27.9%
58,000	Agricultural Bank of China, Class H (a)	26,134
13,000	AMVIG Holdings Ltd.	7,202
83,000	China Construction Bank Corp., Class H	70,541
19,650	China Eastern Airlines Corp., Ltd., Class H (a)	11,020
53,292	China Resources Cement Holdings Ltd. (a)	25,898
9,000	China Shenhua Energy Co., Ltd., Class H	34,768
8,000	China Yurun Food Group Ltd.	26,317
23,000	Industrial & Commercial Bank of China, Class H	17,613
13,000	Jiangxi Copper Co., Ltd., Class H	28,965
26,000	Nine Dragons Paper Holdings Ltd.	37,907
17,000	Parkson Retail Group Ltd.	29,225
7,000	Ping An Insurance Group Co. of China Ltd., Class H (f) (i)	57,992
34,000	Poly Hong Kong Investments Ltd.	41,095
3,500	Weichai Power Co., Ltd., Class H	28,960
9,000	Yanzhou Coal Mining Co., Ltd., Class H	19,414
13,700	Zijin Mining Group Co., Ltd., Class H	8,869

		471,920
	Hong Kong — 8.9%
7,114	BOC Hong Kong Holdings Ltd.	18,290
12,000	China Overseas Land & Investment Ltd.	25,783
63,000	GOME Electrical Appliances Holdings Ltd. (a)	21,872
5,300	Kerry Properties Ltd.	26,759
4,300	Orient Overseas International Ltd. (a)	33,626
4,400	Wharf Holdings Ltd.	24,106

		150,436
	India — 14.4%
9,500	Ambuja Cements Ltd.	24,164
200	Bharat Heavy Electricals Ltd.	10,528
600	HDFC Bank Ltd.	27,768
9,900	Infrastructure Development Finance Co., Ltd.	39,832
1,000	JSW Steel Ltd.	24,166
800	Larsen & Toubro Ltd., GDR	30,980
1,450	Maruti Suzuki India Ltd.	37,692
1,200	Mundra Port & Special Economic Zone Ltd.	18,773
1,700	Tata Motors Ltd.	31,044

		244,947
	Indonesia — 4.7%
45,105	Bank Danamon Indonesia Tbk PT	27,056
23,000	United Tractors Tbk PT	51,932

		78,988
	Macau — 1.1%
12,000	Sands China Ltd. (a)	18,602

	Singapore — 9.8%
22,000	Cosco Corp. Singapore Ltd.	26,615
4,300	Fraser & Neave Ltd.	17,394
3,450	Keppel Corp., Ltd.	23,738
23,000	Neptune Orient Lines Ltd. (a)	34,786
19,000	Olam International Ltd.	39,374
17,849	Yanlord Land Group Ltd.	24,480

		166,387
	South Korea — 15.4%
36	Amorepacific Corp.	29,402
185	Hyundai Heavy Industries Co., Ltd.	42,048
830	KB Financial Group, Inc.	36,009
50	POSCO	20,794
90	Samsung Electronics Co., Ltd.	61,732
480	Samsung Engineering Co., Ltd.	50,028
500	Shinhan Financial Group Co., Ltd.	20,524

		260,537
	Taiwan — 9.4%
6,761	Acer, Inc.	18,117
47,296	Advanced Semiconductor Engineering, Inc.	36,546
24,500	Chimei Innolux Corp.	26,411
8,000	Hon Hai Precision Industry Co., Ltd. (a)	32,224
2,800	Richtek Technology Corp. (a)	23,643
50,000	Taishin Financial Holding Co., Ltd. (a)	22,245

		159,186
	Thailand — 5.7%
1,720	Banpu PCL, Foreign Shares	33,328
63,000	Krung Thai Bank PCL, Foreign Shares	26,547
4,500	Siam Cement PCL, NVDR	37,738

		97,613
	Total Common Stocks (Cost $1,384,785)	1,648,616

Participation Note — 1.4%
	India — 1.4%
6,916	Hindalco Industries Ltd., expiring 12/11/12 (issued through Deutsche Bank AG) (a) (Cost $19,371)	23,860

	Total Investments — 98.7% (Cost $1,404,156)	1,672,476
	Other Assets in Excess of Liabilities — 1.3%	21,202
	NET ASSETS — 100.0%	$1,693,678

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.5%
Machinery	10.8
Real Estate Management & Development	8.5
Semiconductors & Semiconductor Equipment	7.3
Metals & Mining	6.4
Construction Materials	5.2
Oil, Gas & Consumable Fuels	5.2
Construction & Engineering	4.8
Marine	4.1
Electronic Equipment, Instruments & Components	3.5
Insurance	3.5
Industrial Conglomerates	2.5
Diversified Financial Services	2.4
Food & Staples Retailing	2.4
Paper & Forest Products	2.3
Automobiles	2.3
Personal Products	1.8
Multiline Retail	1.7
Food Products	1.6
Specialty Retail	1.3
Transportation Infrastructure	1.1
Hotels, Restaurants & Leisure	1.1
Computers & Peripherals	1.1
Others (each less than 1.0%)	1.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
(a)		Non-income producing security.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $57,992,000 which amounts to 3.5% of total investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $1,590,625,000 and 95.1%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation		$305,122
Aggregate gross unrealized depreciation		(36,802)
Net unrealized appreciation/depreciation		$268,320
Federal income tax cost of investments		$1,404,156

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Participation Note
Inda	$23,860	$–	$–	$23,860
Total Participation Notes	23,860	–	–	23,860
Common Stocks
China	–	413,928	57,992	471,920
Hong Kong	–	150,436	–	150,436
India	–	244,947	–	244,947
Indonesia	–	78,988	–	78,988
Macau	–	18,602	–	18,602
Singapore	–	166,387	–	166,387
South Korea	–	260,537	–	260,537
Taiwan	–	159,186	–	159,186
Thailand	–	97,613	–	97,613
Total Common Stocks	–	1,590,624	57,992	1,648,616
Total Investments in Securities	$23,860	$1,590,624	$57,992	$1,672,476

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPM Asia Equity Fund
	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/10
Investments in Securities
Common Stocks - China	-	-	(2,248)	-	2,398	57,842	-	57,992
Total	$ -	$ -	$ (2,248)	$ -	$ 2,398	$ 57,842	$ -	$ 57,992

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to lack of observable market inputs.

Transfers from Level 3 to Level 2 are due to available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(2,248,000).

JPMorgan China Region Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.1%
	China — 53.4%
232	Agricultural Bank of China, Class H (a)	105
58	Anta Sports Products Ltd.	103
632	Bank of China Ltd., Class H	335
98	BBMG Corp., Class H	116
723	China Construction Bank Corp., Class H	614
23	China International Marine Containers Co., Ltd., Class B	34
106	China Life Insurance Co., Ltd., Class H	474
46	China Merchants Bank Co., Ltd., Class H	122
54	China Mobile Ltd.	547
42	China National Building Material Co., Ltd., Class H	79
90	China Oilfield Services Ltd., Class H	119
26	China Pacific Insurance Group Co., Ltd., Class H	102
340	China Petroleum & Chemical Corp., Class H	274
54	China Resources Power Holdings Co., Ltd.	118
61	China Shenhua Energy Co., Ltd., Class H	234
158	China Telecom Corp., Ltd., Class H	79
132	China Vanke Co., Ltd., Class B	172
57	China Yurun Food Group Ltd.	187
343	CNOOC Ltd.	578
68	Hidili Industry International Development Ltd.	62
729	Industrial & Commercial Bank of China, Class H	558
125	Intime Department Store Group Co., Ltd.	129
48	Jiangxi Copper Co., Ltd., Class H	107
30	Li Ning Co., Ltd.	99
29	Lianhua Supermarket Holdings Co., Ltd., Class H	125
146	Maanshan Iron & Steel, Class H	82
99	Parkson Retail Group Ltd.	169
28	Ping An Insurance Group Co. of China Ltd., Class H (f) (i)	228
156	Poly Hong Kong Investments Ltd.	189
75	Sany Heavy Equipment International Holdings Co., Ltd.	86
124	Sinopec Shanghai Petrochemical Co., Ltd., Class H	48
17	Tencent Holdings Ltd.	334
60	Tingyi Cayman Islands Holding Corp.	153
66	Yanzhou Coal Mining Co., Ltd., Class H	142
102	Zijin Mining Group Co., Ltd., Class H	66

		6,969
	Hong Kong — 18.9%
63	BOC Hong Kong Holdings Ltd.	162
26	Cheung Kong Holdings Ltd.	310
42	China Resources Gas Group Ltd.	61
76	China Resources Land Ltd.	162
78	COSCO Pacific Ltd.	107
195	Glorious Property Holdings Ltd.	63
120	GOME Electrical Appliances Holdings Ltd. (a)	42
1	Guotai Junan International Holdings Ltd. (a)	—	(h)
50	Hang Lung Properties Ltd.	209
17	Hutchison Whampoa Ltd.	112
45	Industrial & Commercial Bank of China Asia Ltd. (f) (i)	150
3	Jardine Matheson Holdings Ltd.	115
30	Kerry Properties Ltd.	149
30	Li & Fung Ltd.	138
19	Orient Overseas International Ltd. (a)	145
82	Shun Tak Holdings Ltd.	47
14	Sun Hung Kai Properties Ltd.	206
4	VTech Holdings Ltd.	42
46	Wharf Holdings Ltd.	252

		2,472
	Macau — 0.8%
66	Sands China Ltd. (a)	102

	Taiwan — 26.0%
61	Acer, Inc.	165
269	Advanced Semiconductor Engineering, Inc.	208
139	Cathay Financial Holding Co., Ltd.	218
126	Chimei Innolux Corp.	136
118	Compal Electronics, Inc.	154
11	Epistar Corp.	30
46	Formosa Chemicals & Fibre Corp.	100
60	Formosa Plastics Corp.	125
149	Fubon Financial Holding Co., Ltd. (a)	182
112	Hon Hai Precision Industry Co., Ltd. (a)	451
32	Huaku Development Co., Ltd.	71
4	Largan Precision Co., Ltd.	79
14	MediaTek, Inc.	193
17	Nan Ya Printed Circuit Board Corp.	69
31	Powertech Technology, Inc.	95
24	President Chain Store Corp.	79
9	Richtek Technology Corp. (a)	72
24	Silitech Technology Corp.	68
276	Taishin Financial Holding Co., Ltd. (a)	123
25	Taiwan Fertilizer Co., Ltd.	69
296	Taiwan Semiconductor Manufacturing Co., Ltd.	572
79	Unimicron Technology Corp.	131

		3,390
	Total Common Stocks (Cost $9,948)	12,933

Investment Company — 0.6%
	Hong Kong — 0.6%
19	BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund (Cost $82)	83

	Total Investments — 99.7% (Cost $10,030)	13,016
	Other Assets in Excess of Liabilities — 0.3%	35
	NET ASSETS — 100.0%	$13,051

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	16.7%
Real Estate Management & Development	13.7
Oil, Gas & Consumable Fuels	9.4
Semiconductors & Semiconductor Equipment	9.0
Insurance	7.9
Electronic Equipment, Instruments & Components	6.7
Wireless Telecommunication Services	4.2
Chemicals	2.6
Food Products	2.6
Internet Software & Services	2.6
Computers & Peripherals	2.4
Metals & Mining	2.4
Multiline Retail	2.3
Industrial Conglomerates	1.7
Food & Staples Retailing	1.6
Textiles, Apparel & Luxury Goods	1.6
Construction Materials	1.5
Marine	1.5
Diversified Financial Services	1.4
Distributors	1.1
Others (each less than 1.0%)	7.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $378,000 which amounts to 2.9% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $12,639,000 and 97.1%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$3,036
Aggregate gross unrealized depreciation	(50)
Net unrealized appreciation/depreciation	$2,986
Federal income tax cost of investments	$10,030

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$–	$6,741	$228	$6,969
Hong Kong	–	2,322	150	2,472
Macau	–	102	–	102
Taiwan	–	3,390	–	3,390
Total Common Stocks	–	12,555	378	12,933
Investment Company	–	83	–	83
Total Investments in Securities	$–	$12,638	$378	$13,016

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/10
Investments in Securities
Common Stocks - China	$ -	$ -	$ (14)	$ -	$ (12)	$ 254	$ -	$ 228
Common Stocks - Hong Kong	-	-	42	-	(2)	110	-	150
Total	$ -	$ -	$ 28	$ -	$ (14)	$ 364	$ -	$ 378

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to lack of observable market inputs.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $28,000.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
	Common Stocks — 89.8%
		Brazil — 12.4%
4		Banco Bradesco S.A., ADR (m)	70
6		Banco do Brasil S.A. (m)	100
1		Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	32
3		Cia Energetica de Minas Gerais, ADR (m)	52
7		Itau Unibanco Banco Multiplo S.A., ADR (m)	164
12		OGX Petroleo e Gas Participacoes S.A. (a) (m)	129
3		Petroleo Brasileiro S.A., ADR (m)	98
1		Souza Cruz S.A. (m)	41
2		Tele Norte Leste Participacoes S.A., ADR (m)	24
4		Vale S.A., ADR (m)	103

			813
		Canada — 1.8%
5		Pacific Rubiales Energy Corp. (a) (m)	120

		Chile — 0.7%
1		Banco Santander Chile S.A., ADR (m)	48

		China — 8.7%
188		Bank of China Ltd., Class H (m)	100
76		Bank of Communications Co., Ltd., Class H (m)	84
21		China Merchants Bank Co., Ltd., Class H (m)	57
13		China Pacific Insurance Group Co., Ltd., Class H (m)	51
4		Focus Media Holding Ltd., ADR (a) (m)	69
84		PetroChina Co., Ltd., Class H (m)	96
34		Yanzhou Coal Mining Co., Ltd., Class H	73
38		Zhejiang Expressway Co., Ltd., Class H (m)	36

			566
		Egypt — 1.6%
15		Commercial International Bank Egypt SAE (m)	101

		Hong Kong — 7.7%
132		China Gas Holdings Ltd. (m)	67
7		China Mobile Ltd. (m)	71
31		CNOOC Ltd. (m)	52
3		Jardine Matheson Holdings Ltd. (m)	111
84		Kingboard Laminates Holdings Ltd. (m)	84
92		SJM Holdings Ltd. (m)	81
12		Yue Yuen Industrial Holdings Ltd. (m)	39

			505
		Hungary — 0.8%
2		OTP Bank plc (a) (m)	53

		Indonesia — 3.8%
11		Astra International Tbk PT (m)	62
105		Bank Rakyat Indonesia (m)	117
150		Perusahaan Gas Negara PT (m)	68

			247
		Kazakhstan — 1.0%
8		Halyk Savings Bank of Kazakhstan JSC, Reg. S, GDR (a) (m)	66

		Mexico — 1.0%
11		Banco Compartamos S.A. de C.V. (m)	66

		Poland — 1.3%
2		KGHM Polska Miedz S.A. (m)	87

		Russia — 5.4%
1		Gazprom OAO, ADR (m)	23
1		Gazpromneft OAO, ADR (m)	26
1		Lukoil OAO, ADR (m)	31
7		Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	80
7		Rosneft Oil Co., GDR (m)	43
17		Sberbank of Russian Federation (m)	49
3		Tatneft, ADR (m)	99

			351
		South Africa — 8.4%
3		ABSA Group Ltd. (m)	64
7		Aeci Ltd. (m)	63
7		Imperial Holdings Ltd. (m)	96
1		Kumba Iron Ore Ltd. (m)	56
5		Mondi Ltd. (m)	32
22		RMB Holdings Ltd. (m)	104
11		Shoprite Holdings Ltd. (m)	133

			548
		South Korea — 15.1%
1		Dongbu Insurance Co., Ltd. (m)	33
2		Hankook Tire Co., Ltd. (m)	49
–	(h)	Hanwha Corp. (m)	—	(h)
1		Honam Petrochemical Corp. (m)	120
–	(h)	Hyundai Heavy Industries Co., Ltd. (m)	39
1		Hyundai Motor Co. (m)	112
4		Kangwon Land, Inc. (m)	71
8		Korea Exchange Bank (m)	81
–	(h)	Korea Zinc Co., Ltd. (m)	44
4		Korean Reinsurance Co. (m)	44
3		KT Corp., ADR (m)	61
1		LG Corp. (m)	63
4		LG Display Co. Ltd., ADR (m)	58
–	(h)	Samsung Electronics Co., Ltd. (m)	169
3		Woori Finance Holdings Co. Ltd. (m)	41

			985
		Taiwan — 10.6%
73		Advanced Semiconductor Engineering, Inc. (m)	56
3		Asustek Computer, Inc. (m)	20
1		Asustek Computer, Inc., GDR (m)	25
2		Chunghwa Telecom Co. Ltd., ADR (a) (m)	32
71		Compal Electronics, Inc. (m)	93
6		Compal Electronics, Inc., GDR (m)	39
25		Coretronic Corp. (m)	35
20		Delta Electronics, Inc. (m)	69
6		HTC Corp. (m)	116
93		Lite-On Technology Corp. (m)	119
9		Pegatron Corp. (a) (m)	10
44		Quanta Computer, Inc. (m)	80

			694
		Thailand — 4.9%
211		Charoen Pokphand Foods PCL, NVDR (m)	158
23		Kasikornbank PCL, NVDR (m)	72
118		Krung Thai Bank PCL, NVDR (m)	47
46		Thanachart Capital PCL, NVDR (m)	43

			320
		Turkey — 4.6%
8		Ford Otomotiv Sanayi AS (m)	60
3		Tupras Turkiye Petrol Rafine (m)	78
24		Turk Hava Yollari (a) (m)	68
12		Turkiye Halk Bankasi AS (m)	95

			301
		Total Common Stocks (Cost $4,945)	5,871

	Participation Notes — 4.0%
		India — 4.0%
5		Bank of Baroda, expiring 05/04/12 (issued through UBS AG) (a) (m)	77
50		Lanco Infratech Ltd., expiring 11/20/12 (issued through UBS AG) (a) (m)	71
319		Punjab National Bank, expiring 11/22/10 (issued through UBS AG) (a) (m)	74
5		Sesa Goa Ltd., expiring 04/05/17 (issued through Deutsche Bank AG) (a) (m)	41

			263
		Taiwan — 0.0% (g)
1		Quanta Computer, Inc., expiring 01/24/17 (issued through Deutsche Bank AG) (a) (e) (m)	2

		Total Participation Notes (Cost $334)	265

	Preferred Stocks — 3.4%
		Brazil — 3.4%
5		Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A., Class B (m)	95
4		Gerdau S.A., ADR (m)	58
2		Vivo Participacoes S.A. (m)	58
–	(h)	Vivo Participacoes S.A., ADR (m)	9

		Total Preferred Stocks (Cost $215)	220
		Total Investments — 97.2% (Cost $5,494)	6,356
		Other Assets in Excess of Liabilities — 2.8%	185
		NET ASSETS — 100.0%	$6,541

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	22.1%
Oil, Gas & Consumable Fuels	13.7
Metals & Mining	7.4
Computers & Peripherals	6.1
Electronic Equipment, Instruments & Components	3.9
Automobiles	3.7
Semiconductors & Semiconductor Equipment	3.5
Capital Markets	3.5
Chemicals	2.9
Industrial Conglomerates	2.7
Food Products	2.5
Hotels, Restaurants & Leisure	2.4
Electric Utilities	2.3
Wireless Telecommunication Services	2.2
Gas Utilities	2.1
Food & Staples Retailing	2.1
Insurance	2.0
Diversified Telecommunication Services	1.8
Communications Equipment	1.8
Consumer Finance	1.7
Diversified Financial Services	1.6
Distributors	1.5
Media	1.1
Airlines	1.1
Others (each less than 1.0%)	4.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
Reg. S	—
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.

(a)		Non-income producing security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, that apply the fair valuation policy for the international investments are approximately $4,604,000 and 72.4% respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$1,121
Aggregate gross unrealized depreciation		(259)
Net unrealized appreciation/depreciation		$862
Federal income tax cost of investments		$5,494

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Participation Notes
India	–	263	–	263
Taiwan	–	2	–	2
Total Participation Notes	–	265	–	265
Common Stocks
Brazil	405	408	–	813
Canada	120	–	–	120
Chile	–	48	–	48
China	69	497	–	566
Egypt	–	101	–	101
Hong Kong	–	505	–	505
Hungary	–	53	–	53
Indonesia	–	247	–	247
Kazakhstan	–	66	–	66
Mexico	66	–	–	66
Poland	–	87	–	87
Russia	–	351	–	351
South Africa	–	548	–	548
South Korea	–	985	–	985
Taiwan	32	662	–	694
Thailand	–	320	–	320
Turkey	–	301	–	301
Total Common Stocks	692	5,179	–	5,871
Preferred Stocks
Brazil	153	67	–	220
Total Preferred Stocks	153	67	–	220
Total Investments in Securities	$845	$5,511	$–	$6,356
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/10
Total Investments in Securities
Common Stocks - Taiwan	$ 32	$ -	$ -	$ -	$ -		$ (32)	$ -

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to lack of observable market inputs.

Transfers from Level 3 to Level 2 are due to available market inputs to determine price.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 83.0%
	Brazil — 3.7%
1,165	All America Latina Logistica S.A. (m)	10,973
1,512	Cielo S.A. (m)	13,693
1,519	OGX Petroleo e Gas Participacoes S.A. (a) (m)	15,992

		40,658
	Chile — 1.3%
176	Banco Santander Chile S.A., ADR (m)	14,626

	China — 13.1%
3,712	Anhui Conch Cement Co., Ltd., Class H (m)	12,991
12,771	China Construction Bank Corp., Class H (m)	10,854
14,516	China Merchants Bank Co., Ltd., Class H (m)	38,889
3,552	China National Building Material Co., Ltd., Class H (m)	6,723
139	New Oriental Education & Technology Group, ADR (a) (m)	13,572
2,804	Ping An Insurance Group Co. of China Ltd., Class H (f) (i) (m)	23,230
539	Tencent Holdings Ltd. (m)	10,406
2,344	Tsingtao Brewery Co., Ltd., Class H (m)	11,108
13,073	Want Want China Holdings Ltd. (m)	10,259
2,361	Wumart Stores, Inc., Class H (m)	5,175

		143,207
	Egypt — 1.4%
228	Orascom Construction Industries (m)	9,455
7,088	Orascom Telecom Holding SAE (m)	6,346

		15,801
	Hong Kong — 8.7%
1,650	China Mobile Ltd. (m)	16,767
3,292	China Resources Enterprise (m)	12,524
12,610	CNOOC Ltd. (m)	21,253
1,758	Esprit Holdings Ltd. (m)	11,047
2,967	Hang Lung Properties Ltd. (m)	12,400
4,752	Li & Fung Ltd. (m)	21,866

		95,857
	Hungary — 1.0%
478	OTP Bank plc (a) (m)	11,479

	India — 12.6%
434	ACC Ltd. (m)	7,788
994	Ambuja Cements Ltd. (m)	2,529
3,258	Bharti Airtel Ltd. (a) (m)	21,618
735	Housing Development Finance Corp., Ltd. (m)	47,352
173	Infosys Technologies Ltd. (m)	10,399
305	Infosys Technologies Ltd., ADR (m)	18,435
682	Jindal Steel & Power Ltd. (m)	9,166
540	Reliance Capital Ltd. (a) (m)	9,160
390	United Spirits Ltd. (m)	11,674

		138,121
	Indonesia — 3.6%
2,843	Astra International Tbk PT (m)	16,155
13,826	Bank Rakyat Indonesia (m)	15,346
3,968	Unilever Indonesia Tbk PT (m)	7,529

		39,030
	Luxembourg — 2.5%
210	Oriflame Cosmetics S.A. (m)	12,583
358	Tenaris S.A., ADR (m)	14,331

		26,914
	Malaysia — 0.5%
381	British American Tobacco Malaysia Bhd (m)	5,385

	Mexico — 4.6%
252	America Movil S.A.B. de C.V., Series L, ADR (m)	12,504
443	Cemex S.A.B. de C.V., ADR (a) (m)	4,184
3,477	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	13,500
8,435	Wal-Mart de Mexico S.A.B. de C.V., Series V	19,861

		50,049
	Russia — 3.8%
358	Magnit OJSC, GDR (e) (m)	7,576
413	Magnit OJSC, GDR (m)	8,744
9,077	Sberbank of Russian Federation (m)	25,321

		41,641
	South Africa — 7.0%
2,816	African Bank Investments Ltd. (m)	12,915
4,770	FirstRand Ltd. (m)	13,220
711	Impala Platinum Holdings Ltd. (m)	19,266
816	Massmart Holdings Ltd. (m)	14,315
1,077	MTN Group Ltd. (m)	17,263

		76,979
	South Korea — 9.1%
99	Hyundai Mobis (m)	17,049
138	Hyundai Motor Co. (m)	17,397
205	KT&G Corp. (m)	10,279
31	POSCO (m)	12,873
42	Samsung Electronics Co., Ltd. (m)	28,685
29	Shinsegae Co., Ltd. (m)	13,995

		100,278
	Taiwan — 5.8%
3,671	Acer, Inc. (m)	9,836
5,973	Hon Hai Precision Industry Co., Ltd. (a) (m)	24,060
3,518	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	6,793
2,318	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	23,416

		64,105
	Turkey — 3.1%
6,666	Turkiye Garanti Bankasi A.S. (m)	34,488

	United States — 1.2%
344	NII Holdings, Inc. (a) (m)	12,873

	Total Common Stocks (Cost $702,981)	911,491

Preferred Stocks — 11.8%
	Brazil — 11.8%
162	Cia de Bebidas das Americas, ADR (m)	17,645
1,107	Itau Unibanco Banco Multiplo S.A. (m)	24,788
101	Itau Unibanco Banco Multiplo S.A., ADR (m)	2,270
1,296	Petroleo Brasileiro S.A., ADR (m)	41,278
1,778	Vale S.A., ADR (m)	43,091

	Total Preferred Stocks (Cost $65,838)	129,072

Short-Term Investment — 4.8%
	Investment Company — 4.8%
52,694	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $52,694)	52,694
	Total Investments — 99.6% (Cost $821,513)	1,093,257
	Other Assets in Excess of Liabilities — 0.4%	4,264
	NET ASSETS — 100.0%	$1,097,521

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	17.5%
Wireless Telecommunication Services	8.0
Metals & Mining	7.7
Food & Staples Retailing	7.5
Oil, Gas & Consumable Fuels	7.2
Semiconductors & Semiconductor Equipment	5.4
Thrifts & Mortgage Finance	4.3
IT Services	3.9
Beverages	3.7
Diversified Financial Services	3.2
Construction Materials	3.1
Automobiles	3.1
Electronic Equipment, Instruments & Components	2.2
Insurance	2.1
Distributors	2.0
Auto Components	1.6
Tobacco	1.4
Energy Equipment & Services	1.3
Diversified Consumer Services	1.2
Personal Products	1.2
Real Estate Management & Development	1.1
Specialty Retail	1.0
Road & Rail	1.0
Internet Software & Services	1.0
Short-Term Investment	4.8
Others (each less than 1.0%)	3.5

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $23,230,000 which amounts to 2.1% of total investments. In addition, the value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $692,725,000 and 63.4%, respectively.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,518
Aggregate gross unrealized depreciation	(15,774)
Net unrealized appreciation/depreciation	$271,744
Federal income tax cost of investments	$821,513

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$40,658	$ –	$ –	$40,658
Chile	–	14,626	–	14,626
China	–	119,977	23,230	143,207
Egypt	–	15,801	–	15,801
Hong Kong	–	95,857	–	95,857
Hungary	–	11,479	–	11,479
India	18,435	119,686	–	138,121
Indonesia	–	39,030	–	39,030
Luxembourg	–	26,914	–	26,914
Malaysia	–	5,385	–	5,385
Mexico	33,361	16,688	–	50,049
Russia	7,576	34,065	–	41,641
South Africa	–	76,979	–	76,979
South Korea	–	100,278	–	100,278
Taiwan	–	64,105	–	64,105
Turkey	–	34,488	–	34,488
United States	12,873	–	–	12,873
Total Common Stocks	112,903	775,358	23,230	911,491
Preferred Stocks
Brazil	67,879	61,193	–	129,072
Total Preferred Stocks	67,879	61,193	–	129,072
Short-Term Investments
Investment Companies	52,694	–	–	52,694
Total Investments in Securities	$233,476	$836,551	$23,230	$1,093,257

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/10
Investments in Securities
Common Stocks - China	-	-	-	-	-	23,230	-	23,230
Total	$ -	$ -	$ -	$ -	$ -	$ 23,230	$ -	$ 23,230

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to lack of observable market inputs.

JPMorgan Global Focus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.9%
		Australia — 2.9%
1		InterOil Corp. (a) (m)	50
1		Macquarie Group Ltd.	28

			78
		Austria — 1.2%
1		Intercell AG (a)	11
–	(h)	Schoeller-Bleckmann Oilfield Equipment AG (m)	21

			32
		Belgium — 1.1%
1		KBC Groep N.V. (a) (m)	29

		Brazil — 1.2%
3		Cosan Ltd., Class A (a) (m)	32

		Canada — 0.8%
–	(h)	First Quantum Minerals Ltd.	22

		China — 1.1%
20		Angang Steel Co., Ltd., Class H (m)	30

		Denmark — 1.8%
–	(h)	Carlsberg A/S, Class B (m)	40
–	(h)	D/S Norden (m)	10

			50
		Finland — 1.6%
2		Nokian Renkaat OYJ	45

		France — 6.2%
–	(h)	Atos Origin S.A. (a) (m)	19
–	(h)	Pernod-Ricard S.A.	26
4		Rhodia S.A. (m)	76
1		Sodexo (m)	48

			169
		Germany — 5.9%
–	(h)	Bayer AG (m)	23
1		Continental AG (a) (m)	34
–	(h)	Hamburger Hafen und Logistik AG	14
2		Lanxess AG (m)	89

			160
		Greece — 0.2%
4		Corinth Pipeworks S.A. (a) (m)	6

		Hong Kong — 4.1%
18		China Overseas Land & Investment Ltd. (m)	39
30		Huabao International Holdings Ltd. (m)	39
5		Hutchison Whampoa Ltd. (m)	33

			111
		Indonesia — 2.9%
60		Perusahaan Gas Negara PT (m)	27
56		Telekomunikasi Indonesia Tbk PT (m)	53

			80
		Ireland — 1.0%
3		Experian plc (m)	27

		Israel — 0.9%
–(h)		Teva Pharmaceutical Industries Ltd., ADR (m)	24

		Italy — 1.2%
7		Snam Rete Gas S.p.A. (m)	34

		Japan — 9.2%
7		JX Holdings, Inc. (a) (m)	35
6		Kubota Corp. (m)	47
5		Mitsubishi Electric Corp. (m)	44
10		Nippon Sheet Glass Co., Ltd. (m)	25
–	(h)	ORIX Corp. (m)	22
1		Shiseido Co., Ltd. (m)	22
–	(h)	Yahoo! Japan Corp. (m)	31
1		Yakult Honsha Co., Ltd. (m)	23

			249
		Netherlands — 3.9%
1		AerCap Holdings N.V. (a) (m)	13
3		Koninklijke KPN N.V.	46
1		Royal Dutch Shell plc, Class A	37
3		Vimetco N.V., GDR (a) (m)	10

			106
		Norway — 2.0%
4		Orkla ASA (m)	37
17		Sevan Marine ASA (a) (m)	17

			54
		South Africa — 1.0%
6		African Bank Investments Ltd. (m)	26

		Spain — 3.7%
3		Banco Bilbao Vizcaya Argentaria S.A.	38
3		Telefonica S.A. (m)	62

			100
		Switzerland — 1.5%
1		ACE Ltd. (m)	40

		Taiwan — 1.3%
9		Hon Hai Precision Industry Co., Ltd. (a) (m)	34

		Turkey — 1.0%
5		Turkiye Garanti Bankasi A.S. (m)	27

		United Arab Emirates — 0.7%
5		Lamprell plc (m)	20

		United Kingdom — 14.7%
5		Afren plc (a) (m)	7
7		BP plc (m)	46
1		British American Tobacco plc (m)	33
14		Cable & Wireless Communications plc (m)	13
14		Cable & Wireless Worldwide plc (m)	15
2		Capita Group plc (The) (m)	26
4		Cookson Group plc (a) (m)	27
11		GKN plc (a) (m)	24
3		Intercontinental Hotels Group plc (m)	58
9		Man Group plc (m)	31
2		Petropavlovsk plc (m)	32
–	(h)	Resolution Ltd. (m)	2
47		Taylor Wimpey plc (a) (m)	20
1		Tullow Oil plc (m)	23
18		Vodafone Group plc (m)	42

			399
		United States — 22.8%
1		Abbott Laboratories (m)	50
1		Aflac, Inc. (m)	27
2		Bank of America Corp. (m)	23
–	(h)	Capital One Financial Corp. (m)	19
–	(h)	Celgene Corp. (a) (m)	27
1		Cisco Systems, Inc. (a) (m)	33
1		General Mills, Inc. (m)	35
1		Hewlett-Packard Co. (m)	41
–	(h)	International Business Machines Corp. (m)	31
2		Kroger Co. (The) (m)	41
1		Lowe's Cos., Inc. (m)	23
1		McDonald's Corp. (m)	56
1		Merck & Co., Inc. (m)	34
2		Microsoft Corp. (m)	46
2		Staples, Inc. (m)	33
1		Sysco Corp. (m)	23
–	(h)	Union Pacific Corp. (m)	35
1		Walt Disney Co. (The) (m)	41

			618
		Total Common Stocks (Cost $2,391)	2,602
Preferred Stock — 1.0%
		Germany — 1.0%
–	(h)	Volkswagen AG (m) (Cost $24)	28

NUMBER OF RIGHTS
Rights — 0.4%
		United Kingdom — 0.4%
7		Resolution Ltd., expiring 08/05/10 (a) (m) (Cost $12)	10
		Total Investments — 97.3% (Cost $2,427)	2,640
		Other Assets in Excess of Liabilities — 2.7%	72
		NET ASSETS — 100.0%	$2,712

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Chemicals	7.7%
Oil, Gas & Consumable Fuels	7.5
Diversified Telecommunication Services	7.2
Hotels, Restaurants & Leisure	6.1
Pharmaceuticals	5.0
Auto Components	3.9
Metals & Mining	3.8
Industrial Conglomerates	3.7
Commercial Banks	3.5
Food Products	3.4
Insurance	3.0
Beverages	2.5
Food & Staples Retailing	2.4
Gas Utilities	2.3
Capital Markets	2.3
Energy Equipment & Services	2.2
Specialty Retail	2.1
Professional Services	2.0
IT Services	1.9
Diversified Financial Services	1.9
Machinery	1.8
Software	1.7
Electrical Equipment	1.6
Wireless Telecommunication Services	1.6
Computers & Peripherals	1.6
Consumer Finance	1.6
Media	1.5
Real Estate Management & Development	1.5
Biotechnology	1.4
Road & Rail	1.3
Electronic Equipment, Instruments & Components	1.3
Tobacco	1.3
Communications Equipment	1.2
Internet Software & Services	1.2
Automobiles	1.1
Others (each less than 1.0%)	3.9

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
66,630	NOK
10,868	for CAD	Union Bank of Switzerland AG	09/14/10	$11	#	$11	#	$–	(h)

79,446	AUD	Westpac Banking Corp.	09/14/10	64		72		$8

128,366	CAD	State Street Bank & Trust	09/14/10	121		125		4

44,967	CHF	Royal Bank of Scotland	09/14/10	39		43		4
49,126	CHF	Union Bank of Switzerland AG	09/14/10	43		47		4

81,622	DKK	Royal Bank of Scotland	09/14/10	13		14		1

16,870	EUR	Morgan Stanley Co., Inc.	09/14/10	21		22		1
23,394	EUR	Union Bank of Switzerland AG	09/14/10	29		30		1

12,093	GBP	Morgan Stanley Co., Inc.	09/14/10	19		19		–	(h)

6,689,711	JPY	Credit Suisse International	09/14/10	73		77		4

242,678	SEK	Royal Bank of Scotland	09/14/10	30		34		4

34,966	SGD	Royal Bank of Canada	09/14/10	25		26		1

				$488		$520		$32

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
216,670	DKK	Barclays Bank plc	09/14/10	$38		$38		$–	(h)

260,938	EUR	Citibank, N.A.	09/14/10	312		340		(28)
20,548	EUR	HSBC Bank, N.A.	09/14/10	25		27		(2)
17,660	EUR	State Street Bank & Trust	09/14/10	21		23		(2)

119,760	GBP	Barclays Bank plc	09/14/10	174		188		(14)
10,295	GBP	Westpac Banking Corp.	09/14/10	15		16		(1)

374,976	HKD	HSBC Bank, N.A.	09/14/10	48		48		–	(h)
283,228	HKD	Royal Bank of Canada	09/14/10	36		36		–	(h)

3,391,588	JPY	Societe Generale	09/14/10	37		39		(2)

281,385	NOK	Royal Bank of Scotland	09/14/10	42		46		(4)

20,153	TRY	Barclays Bank plc	09/14/10	12		13		(1)

138,955	ZAR	Barclays Bank plc	09/14/10	18		19		(1)

				$778		$833		$(55)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	New Turkish Lira
ZAR	—	South African Rand
(a)		Non-income producing security.
(h)		Amount rounds to less than one thousand (shares or dollars).
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,840,000 and 69.7%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358
Aggregate gross unrealized depreciation	(145)
Net unrealized appreciation/depreciation	$213
Federal income tax cost of investments	$2,427

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$50	$28	$–	$78
Austria	–	32	–	32
Belgium	–	29	–	29
Brazil	32	–	–	32
Canada	22	–	–	22
China	–	30	–	30
Denmark	–	50	–	50
Finland	–	45	–	45
France	–	169	–	169
Germany	–	160	–	160
Greece	–	6	–	6
Hong Kong	–	111	–	111
Indonesia	–	80	–	80
Ireland	–	27	–	27
Israel	–	24	–	24
Italy	–	34	–	34
Japan	–	249	–	249
Netherlands	13	93	–	106
Norway	–	54	–	54
South Africa	–	26	–	26
Spain	–	100	–	100
Switzerland	40	–	–	40
Taiwan	–	34	–	34
Turkey	–	27	–	27
United Arab Emirates	–	20	–	20
United Kingdom	–	399	–	399
United States	618	–	–	618
Total Common Stocks	775	1,827	–	2,602
Preferred Stocks
Germany	–	28	–	28
Total Preferred Stocks	–	28	–	28
Rights
United Kingdom	–	10	–	10
Total Investments in Securities	$775	$1,865	$–	$2,640

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$32	$–	$32

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(55)	$–	$(55)

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.7%
			United States — 1.7%
	565		Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1, VAR, 0.969%, 09/25/34	429
	633		Equity One ABS, Inc., Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	497
	400		Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.899%, 07/25/34	281
	250		Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M1, VAR, 1.379%, 08/25/33	234
			Morgan Stanley ABS Capital I,
	978		Series 2004-NC3, Class B1, VAR, 2.804%, 03/25/34	185
	43		Series 2006-WMC1, Class A2B, VAR, 0.529%, 12/25/35	40
			Renaissance Home Equity Loan Trust,
	597		Series 2004-1, Class AV3, VAR, 0.799%, 05/25/34	493
	907		Series 2004-1, Class M1, VAR, 0.909%, 05/25/34	516
	547		Residential Asset Mortgage Products, Inc., Series 2004-RS11, Class M1, VAR, 0.949%, 11/25/34	473
	745		Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.329%, 10/25/33	548
			Structured Asset Securities Corp.,
	556		Series 2003-AM1, Class M1, VAR, 1.679%, 04/25/33	461
	330		Series 2005-WF4, Class A4, VAR, 0.689%, 11/25/35	297
			Total Asset-Backed Securities (Cost $4,489)	4,454
Collateralized Mortgage Obligations — 0.7%
	Non-Agency CMO — 0.7%
	United States — 0.7%
	66		Banc of America Alternative Loan Trust, Series 2006-4, Class 2A1, 6.000%, 05/25/21	59
	135		Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1, 6.000%, 09/25/37	116
	279		Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	267
			Countrywide Alternative Loan Trust,
	332		Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	309
	45		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	43
	176		Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A, VAR, 0.581%, 03/19/36	94
	291		Residential Funding Mortgage Securities I, Series 2006-S12, Class 2A2, 6.000%, 12/25/36	272
			WaMu Mortgage Pass-Through Certificates,
	136		Series 2005-AR2, Class 2A21, VAR, 0.659%, 01/25/45	105
	149		Series 2005-AR15, Class A1A1, VAR, 0.589%, 11/25/45	116
	139		Series 2005-AR17, Class A1A1, VAR, 0.599%, 12/25/45	107
	508		Wells Fargo Mortgage Backed Securities Trust, Series 2007-5, Class 2A3, 5.500%, 05/25/22	485

			Total Collateralized Mortgage Obligations (Cost $2,002)	1,973

SHARES
Common Stocks — 35.6%
			Australia — 2.4%
	495		CFS Retail Property Trust (m)	843
	1,045		Commonwealth Property Office Fund (m)	876
	1,315		Dexus Property Group (m)	971
	21		Macquarie Group Ltd.	717
	84		QBE Insurance Group Ltd.	1,276
	314		Tatts Group Ltd. (m)	697
	80		Westfield Group (m)	888
				6,268
			Austria — 0.2%
	24		Oesterreichische Post AG (m)	646
			Belgium — 0.2%
	8		Befimmo S.C.A. (m)	619
			Bermuda — 0.1%
	8		Validus Holdings Ltd.	191
			Brazil — 0.3%
	51		Cia Energetica de Minas Gerais, ADR (m)	782
			Canada — 0.6%
	60		RioCan REIT (m)	1,190
	11		Teekay Corp.	302
				1,492
			China — 0.6%
	1,133		China Construction Bank Corp., Class H (m)	963
	658		Zhejiang Expressway Co., Ltd., Class H (m)	622
				1,585
			France — 3.6%
	62		AXA S.A. (m)	1,137
	14		BNP Paribas (m)	946
	16		Bouygues S.A. (m)	693
	19		Cie de St-Gobain (m)	814
	39		GDF Suez (m)	1,291
	7		PPR (m)	978
	9		Schneider Electric S.A. (m)	1,017
	13		Sodexo (m)	812
	19		Total S.A. (m)	967
	4		Unibail-Rodamco SE (m)	779
				9,434
			Germany — 0.6%
	19		Daimler AG (a) (m)	1,009
	7		Siemens AG (m)	646
				1,655
			Hong Kong — 1.1%
	531		CNOOC Ltd. (m)	895
	155		Hang Lung Properties Ltd. (m)	648
	173		Hutchison Whampoa Ltd. (m)	1,145
	22		Seaspan Corp.	247
				2,935
			Indonesia — 0.4%
	27		Telekomunikasi Indonesia Tbk PT, ADR (m)	1,001
			Italy — 0.4%
	47		ENI S.p.A. (m)	969
			Japan — 2.1%
	—	(h)	Advance Residence Investment Corp. (a) (m)	430
	28		Canon, Inc. (m)	1,225
	—	(h)	Frontier Real Estate Investment Corp. (m)	997
	1		Japan Retail Fund Investment Corp. (m)	1,218
	—	(h)	Kenedix Realty Investment Corp. (m)	1,000
	—	(h)	Nomura Real Estate Residential Fund, Inc. (m)	380
	—	(h)	Premier Investment Corp. (m)	389
				5,639
			Luxembourg — 0.0% (g)
	53		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (a) (f) (i)	55
			Netherlands — 2.9%
	8		Corio N.V. (m)	449
	13		Eurocommercial Properties N.V. (m)	473
	80		Koninklijke KPN N.V.	1,117
	40		Koninklijke Philips Electronics N.V. (m)	1,240
	4		LyondellBasell Industries N.V., Class A (a)	64
	3		LyondellBasell Industries N.V., Class B (a)	58
	32		Nieuwe Steen Investments Funds N.V. (m)	592
	63		Royal Dutch Shell plc, Class A (m)	1,732
	49		Unilever N.V.	1,443
	10		Vastned Retail N.V. (m)	580
				7,748
			Norway — 0.2%
	730		Marine Harvest ASA (m)	549
			Singapore — 0.4%
	83		Singapore Airlines Ltd. (m)	955
			South Africa — 0.2%
	118		African Bank Investments Ltd. (m)	542
			Spain — 0.6%
	72		Banco Santander S.A.	930
	33		Telefonica S.A. (m)	737
				1,667
			Sweden — 0.3%
	27		Hennes & Mauritz AB, Class B (m)	862
			Switzerland — 0.9%
	7		Roche Holding AG (m)	902
	7		Zurich Financial Services AG (m)	1,530
				2,432
			Taiwan — 0.4%
	94		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	948
			United Kingdom — 2.9%
	33		British American Tobacco plc (m)	1,137
	145		British Land Co. plc (m)	1,050
	214		Centrica plc (m)	1,019
	74		GlaxoSmithKline plc (m)	1,298
	106		HSBC Holdings plc (m)	1,076
	121		National Grid plc (m)	967
	469		Vodafone Group plc (m)	1,094
				7,641
			United States — 14.2%
	3		3M Co.	246
	29		Abbott Laboratories (m)	1,408
	53		Altria Group, Inc. (m)	1,171
	17		American Campus Communities, Inc. (m)	489
	7		AT&T, Inc.	187
	5		BancorpSouth, Inc.	70
	11		Bemis Co., Inc.	319
	41		Brandywine Realty Trust (m)	468
	43		Bristol-Myers Squibb Co. (m)	1,083
	2		Broder Brothers Co. (a) (f) (i)	—
	24		Carnival Corp. (m)	831
	4		CenturyLink, Inc.	159
	4		Chevron Corp.	332
	5		Chubb Corp.	258
	7		Cincinnati Financial Corp.	196
	25		CMS Energy Corp.	397
	33		Coca-Cola Co. (The) (m)	1,794
	25		ConocoPhillips (m)	1,399
	1		Dex One Corp. (a)	18
	39		Duke Realty Corp. (m)	463
	41		E.l. du Pont de Nemours & Co. (m)	1,686
	4		Eurofresh, Inc. (a) (f) (i)	5
	4		Exxon Mobil Corp.	235
	11		Frontier Communications Corp.	86
	11		Gap, Inc. (The)	194
	1		General Mills, Inc.	50
	7		Genuine Parts Co.	308
	9		Health Care REIT, Inc. (m)	408
	16		Highwoods Properties, Inc. (m)	495
	6		Home Depot, Inc.	183
	7		International Business Machines Corp. (m)	868
	6		JM Smucker Co. (The)	346
	6		Johnson & Johnson	362
	2		Kimberly-Clark Corp.	153
	17		Liberty Property Trust (m)	552
	5		Lincare Holdings, Inc.	112
	2		Lorillard, Inc.	152
	15		Mack-Cali Realty Corp. (m)	474
	20		McDonald's Corp. (m)	1,391
	59		Merck & Co., Inc. (m)	2,043
	4		MetLife, Inc.	166
	53		Microsoft Corp. (m)	1,357
	15		National Retail Properties, Inc. (m)	354
	10		Northeast Utilities	276
	15		Old Republic International Corp.	189
	4		Oneok, Inc.	174
	22		Paychex, Inc. (m)	562
	11		People's United Financial, Inc.	155
	70		Pfizer, Inc. (m)	1,055
	5		PG&E Corp.	206
	28		Philip Morris International, Inc. (m)	1,448
	5		PPG Industries, Inc.	340
	2		Procter & Gamble Co. (The)	143
	—	(h)	Quad/Graphics, Inc. (a)	4
	—	(h)	Questar Corp.	3
	19		Regal Entertainment Group, Class A	257
	13		Regency Centers Corp. (m)	472
	5		Snap-On, Inc.	219
	6		Southern Co.	223
	2		Spectrum Brands Holdings, Inc. (a)	45
	33		Sysco Corp. (m)	1,020
	6		T. Rowe Price Group, Inc.	301
	7		Tiffany & Co.	276
	6		Time Warner Cable, Inc.	339
	62		Time Warner, Inc. (m)	1,952
	7		Travelers Cos., Inc. (The)	332
	1		Unisys Corp. (a)	16
	11		V.F. Corp. (m)	903
	44		Verizon Communications, Inc. (m)	1,273
	5		Wal-Mart Stores, Inc.	237
	14		Williams Cos., Inc. (The)	275
	67		Xcel Energy, Inc. (m)	1,467
	4		Yum! Brands, Inc.	159
				37,589
			Total Common Stocks (Cost $93,468)	94,204

PRINCIPAL AMOUNT
Convertible Bonds — 4.2%
			Australia — 0.4%
AUD	500		CFS Retail Property Trust, 5.075%, 08/21/14	437
AUD	750		Western Areas NL, 8.000%, 07/02/12	684
				1,121
			Austria — 0.2%
EUR	450		A-TEC Industries AG, 8.750%, 10/27/14	534

			Bermuda — 0.2%
	500		Petroplus Finance Ltd., 4.000%, 10/16/15	414

			Canada — 0.3%
	800		PetroBakken Energy Ltd., 3.125%, 02/08/16	763
			Cayman Islands — 0.2%
	675		Suntech Power Holdings Co. Ltd., 3.000%, 03/15/13	546
			France — 0.1%
EUR	195		Artemis Conseil, 2.000%, 07/31/11	371
			India — 0.3%
	500		Jaiprakash Power Ventures Ltd., 5.000%, 02/13/15	533
	310		Suzlon Energy Ltd., Zero Coupon, 06/12/12	312

				845
			Italy — 0.3%
EUR	650		Beni Stabili S.p.A., 3.875%, 04/23/15	813

			Luxembourg — 0.2%
EUR	200		Espirito Santo Financial Group S.A., SUB, 3.550%, 11/15/25	204
EUR	300		Kloeckner & Co. Financial Services S.A., 1.500%, 07/27/12	362

				566
			Netherlands — 0.1%
EUR	300		Q-Cells International Finance B.V., 5.750%, 05/26/14	270

			Norway — 0.2%
	500		Petroleum Geo-Services ASA, 2.700%, 12/03/12	454

			Singapore — 0.1%
SGD	500		Yanlord Land Group Ltd., 5.850%, 07/13/14	389

			Spain — 0.3%
EUR	150		Fomento de Construcciones y Contratas S.A., 6.500%, 10/30/14	170
EUR	400		Pescanova S.A., 6.750%, 03/05/15	528

				698
			Sweden — 0.2%
SEK	4,000		SAS AB, 7.500%, 04/01/15	485

			United Kingdom — 0.8%
EUR	550		International Power Finance Jersey III Ltd., 4.750%, 06/05/15	731
	800		Salamander Energy plc, 5.000%, 03/30/15	751
GBP	200		SVG Capital plc, 8.250%, 06/05/16	295
GBP	100		TUI Travel plc, 6.000%, 10/05/14	152

				1,929
			United States — 0.3%
	805		Advanced Micro Devices, Inc., 6.000%, 05/01/15	799
			Total Convertible Bonds (Cost $10,839)	10,997
Corporate Bonds — 40.5%
			Bahamas — 0.0% (g)
	115		Ultrapetrol Bahamas Ltd., 9.000%, 11/24/14	113
			Bermuda — 0.3%
	35		Aircastle Ltd., 9.750%, 08/01/18 (e)	35
	350		Digicel Group Ltd., 10.500%, 04/15/18 (e)	374
	250		Digicel Ltd., 8.250%, 09/01/17 (e)	256
	105		Global Crossing Ltd., 12.000%, 09/15/15 (e)	117
	55		Intelsat Subsidiary Holding Co. S.A., 8.875%, 01/15/15	57
				839
			Canada — 0.6%
			Bombardier, Inc.,
	25		7.500%, 03/15/18 (e)	27
	25		7.750%, 03/15/20 (e)	27
	150		Cascades, Inc., 7.750%, 12/15/17	156
	70		Garda World Security Corp., 9.750%, 03/15/17 (e)	74
			Gibson Energy ULC/GEP Midstream Finance Corp.,
	15		10.000%, 01/15/18	15
	140		11.750%, 05/27/14	157
	150		Novelis, Inc., 7.250%, 02/15/15	153
	750		Quebecor Media, Inc., 7.750%, 03/15/16	761
			Quebecor World Capital Corp.,
	50		6.125%, 11/15/13 (f) (i)	3
	50		9.750%, 01/15/15 (f) (i)	3
	80		Telesat Canada/Telesat LLC, 11.000%, 11/01/15	92
				1,468
			Cayman Islands — 0.1%
	50		MCE Finance Ltd., 10.250%, 05/15/18 (e)	53
	45		Seagate HDD Cayman, 6.875%, 05/01/20 (e)	45
	150		Seagate Technology HDD Holdings, 6.800%, 10/01/16	152
				250
			France — 0.1%
	425		Credit Agricole S.A., VAR, 6.637%, 05/31/17 (e) (x)	359
			Germany — 0.1%
	150		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.125%, 12/01/17 (e)	153
			Ireland — 0.2%
	400		Elan Finance plc/Elan Finance Corp., 8.750%, 10/15/16 (e)	399

			Luxembourg — 1.8%
	750		Angel Lux Common S.A., 8.875%, 05/01/16 (e)	789
	125		Intelsat Intermediate Holding Co. S.A., SUB, 9.500%, 02/01/15	130
			Intelsat Jackson Holdings S.A.,
	375		8.500%, 11/01/19 (e)	397
	500		9.500%, 06/15/16	533
	545		11.250%, 06/15/16	588
			Intelsat Luxembourg S.A.,
	211		PIK, 11.500%, 02/04/17	223
	255		SUB, 11.250%, 02/04/17	271
	1,080		RSHB Capital S.A. for OJSC Russian Agricultural Bank, 9.000%, 06/11/14	1,230
	530		Wind Acquisition Finance S.A., 11.750%, 07/15/17 (e)	563

				4,724
			Netherlands — 1.2%
	1,120		KazMunaiGaz Finance Sub B.V., 11.750%, 01/23/15	1,414
	1,360		Majapahit Holding B.V., 7.875%, 06/29/37	1,524
			NXP B.V./NXP Funding LLC,
	150		7.875%, 10/15/14	151
	100		9.750%, 08/01/18 (e)	105

				3,194
			Norway — 0.0% (g)
	100		Sevan Marine ASA, 12.000%, 08/10/15 (e)	101

			United Arab Emirates — 0.5%
	1,360		Dubai Electricity & Water Authority, 8.500%, 04/22/15 (e)	1,436

			United Kingdom — 0.5%
			Barclays Bank plc,
	152		VAR, 5.926%, 12/15/16 (e) (x)	128
	250		VAR, 7.434%, 12/15/17 (e) (x)	244
	750		Ineos Finance plc, 9.000%, 05/15/15 (e)	765
			Virgin Media Finance plc,
	100		8.375%, 10/15/19	108
	100		9.125%, 08/15/16	108

				1,353
			United States — 35.1%
	750		ACCO Brands Corp., 10.625%, 03/15/15	833
	150		Accuride Corp., 9.500%, 08/01/18 (e)	153
	200		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	167
	100		Advanced Micro Devices, Inc., 8.125%, 12/15/17	105
	750		AES Corp. (The), 9.750%, 04/15/16	842
	358		AES Eastern Energy LP, 9.000%, 01/02/17	370
	275		Affinia Group Holdings, Inc., 9.000%, 11/30/14	281
	38		AK Steel Corp., 7.625%, 05/15/20	38
	400		Allbritton Communications Co., 8.000%, 05/15/18 (e)	399
	150		Alliance One International, Inc., 10.000%, 07/15/16	155
	500		Alliant Techsystems, Inc., 6.750%, 04/01/16	499
			Ally Financial, Inc.,
	1,750		6.750%, 12/01/14	1,740
	125		8.000%, 11/01/31	122
	15		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	15
	250		AMC Entertainment, Inc., 8.750%, 06/01/19	263
	125		American Petroleum Tankers LLC/AP Tankers Co., 10.250%, 05/01/15 (e)	125
	250		Ames True Temper, Inc., VAR, 4.526%, 01/15/12	249
			Amkor Technology, Inc.,
	545		7.375%, 05/01/18 (e)	549
	250		9.250%, 06/01/16	266
	250		Amsted Industries, Inc., 8.125%, 03/15/18 (e)	256
	358		Antero Resources Finance Corp., 9.375%, 12/01/17	373
	265		Appleton Papers, Inc., 10.500%, 06/15/15 (e)	262
	500		Arch Coal, Inc., 8.750%, 08/01/16 (e)	536
	50		Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16	54
	250		Avaya, Inc., PIK, 10.125%, 11/01/15	242
			Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	100		7.750%, 05/15/16	96
	150		9.625%, 03/15/18 (e)	156
	170		Bank of America Corp., VAR, 8.125%, 05/15/18 (x)	171
	100		BankAmerica Institutional Capital B, 7.700%, 12/31/26 (e)	98
	100		Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp., 10.500%, 08/15/14	98
	10		Belden, Inc., 9.250%, 06/15/19 (e)	11
			Berry Plastics Corp.,
	10		8.250%, 11/15/15	10
	200		8.875%, 09/15/14	200
	10		8.875%, 09/15/14	10
	170		9.500%, 05/15/18 (e)	160
	375		Bill Barrett Corp., 9.875%, 07/15/16	410
	1,100		Biomet, Inc., PIK, 10.375%, 10/15/17	1,217
	50		Block Communications, Inc., 8.250%, 12/15/15 (e)	50
	24		Blockbuster, Inc., 11.750%, 10/01/14 (e)	16
	125		Boise Paper Holdings LLC/Boise Co.-Issuer Co., 8.000%, 04/01/20	129
	24		Broder Brothers Co., PIK, 12.000%, 10/15/13 (e) (f) (i)	19
	75		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	79
	25		BWAY Holding Co., 10.000%, 06/15/18 (e)	27
			Cablevision Systems Corp.,
	50		7.750%, 04/15/18	52
	35		8.000%, 04/15/20	37
	75		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	78
			Calpine Corp.,
	62		7.250%, 10/15/17 (e)	62
	250		7.875%, 07/31/20 (e)	252
	50		Capella Healthcare, Inc., 9.250%, 07/01/17 (e)	52
	75		Capital One Capital V, 10.250%, 08/15/39	81
	825		Case New Holland, Inc., 7.750%, 09/01/13	868
	270		Catalent Pharma Solutions, Inc., PIK, 9.500%, 04/15/15	270
			CCO Holdings LLC/CCO Holdings Capital Corp.,
	30		7.875%, 04/30/18 (e)	31
	900		8.125%, 04/30/20 (e)	952
	200		Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18 (e)	204
			Cenveo Corp.,
	150		8.875%, 02/01/18	141
	50		10.500%, 08/15/16 (e)	51
	875		Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	893
			CF Industries, Inc.,
	60		6.875%, 05/01/18	63
	25		7.125%, 05/01/20	27
	150		Chesapeake Energy Corp., 9.500%, 02/15/15	168
	185		Chiquita Brands International, Inc., 8.875%, 12/01/15	187
	650		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	681
	150		Chukchansi Economic Development Authority, VAR, 4.123%, 11/15/12 (e)	96
	115		Cincinnati Bell, Inc., 8.250%, 10/15/17	114
			CIT Group, Inc.,
	750		7.000%, 05/01/15	722
	200		7.000%, 05/01/16	191
	175		Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	182
	100		CKE Restaurants, Inc., 11.375%, 07/15/18 (e)	102
	750		Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (e)	788
	291		Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e)	304
			Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
	400		8.250%, 12/15/17 (e)	418
	75		8.500%, 12/15/19 (e)	79
	25		CNG Holdings, Inc., 12.250%, 02/15/15 (e)	26
	145		Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	116
	105		Commercial Barge Line Co., 12.500%, 07/15/17	113
	75		Compucom Systems, Inc., 12.500%, 10/01/15 (e)	80
	375		Comstock Resources, Inc., 8.375%, 10/15/17	386
			Consol Energy, Inc.,
	100		8.000%, 04/01/17 (e)	106
	75		8.250%, 04/01/20 (e)	81
	125		Constar International, Inc., VAR, 3.811%, 02/15/12	106
			Constellation Brands, Inc.,
	100		7.250%, 05/15/17	104
	750		8.375%, 12/15/14	810
	34		Continental Airlines 2000-2 Class A-2 Pass Through Trust, 7.487%, 10/02/10	34
	467		Continental Airlines 2003-ERJ1 Pass Through Trust, 7.875%, 07/02/18	449
	75		Continental Airlines 2004-ERJ1 Pass Through Trust, 9.558%, 09/01/19	70
	33		Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21	31
	40		Cooper-Standard Automotive, Inc., 8.500%, 05/01/18 (e)	41
	20		Copano Energy LLC/Copano Energy Finance Corp., 7.750%, 06/01/18	20
			Cricket Communications, Inc.,
	15		7.750%, 05/15/16	16
	170		9.375%, 11/01/14	175
	110		Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	115
	175		Da-Lite Screen Co., Inc., 12.500%, 04/01/15	179
	150		Del Monte Corp., 7.500%, 10/15/19	158
			Delta Air Lines, Inc.,
	127		8.021%, 08/10/22	123
	409		8.954%, 08/10/14	413
	500		Denbury Resources, Inc., 9.750%, 03/01/16	551
	185		DigitalGlobe, Inc., 10.500%, 05/01/14	202
			DISH DBS Corp.,
	1,750		7.125%, 02/01/16	1,797
	215		7.750%, 05/31/15	225
	500		7.875%, 09/01/19	531
	132		DuPont Fabros Technology LP, 8.500%, 12/15/17	140
	100		Dynegy Holdings, Inc., 7.125%, 05/15/18	67
	400		Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.670%, 11/08/16	370
	480		Eastman Kodak Co., 9.750%, 03/01/18 (e)	479
	750		Easton-Bell Sports, Inc., 9.750%, 12/01/16	789
			Edison Mission Energy,
	296		7.200%, 05/15/19	200
	54		7.750%, 06/15/16	38
	25		El Paso Corp., 12.000%, 12/12/13	30
	25		El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	26
	35		Entravision Communications Corp., 8.750%, 08/01/17 (e)	35
	45		Equinix, Inc., 8.125%, 03/01/18	47
	14		Eurofresh, Inc., 15.000%, 11/18/16 (f) (i)	14
	35		Express LLC/Express Finance Corp., 8.750%, 03/01/18 (e)	36
	125		Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.625%, 06/15/20	131
	50		FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	50
			Fidelity National Information Services, Inc.,
	50		7.625%, 07/15/17 (e)	52
	50		7.875%, 07/15/20 (e)	52
			First Data Corp.,
	550		9.875%, 09/24/15	443
	250		PIK, 10.550%, 09/24/15	192
	125		First Industrial LP, 6.420%, 06/01/14	119
	59		Ford Holdings LLC, 9.300%, 03/01/30	62
			Ford Motor Co.,
	125		7.750%, 06/15/43	109
	100		8.900%, 01/15/32	101
	50		9.980%, 02/15/47	53
			Ford Motor Credit Co. LLC,
	125		6.625%, 08/15/17	124
	500		7.000%, 04/15/15	516
	250		8.000%, 12/15/16	267
	100		8.125%, 01/15/20	107
	600		8.700%, 10/01/14	648
	47		9.875%, 08/10/11	50
	155		Forest Oil Corp., 7.250%, 06/15/19	157
			Freescale Semiconductor, Inc.,
	850		9.250%, 04/15/18 (e)	878
	230		10.125%, 03/15/18 (e)	245
			Frontier Communications Corp.,
	20		7.125%, 03/15/19	20
	25		7.875%, 04/15/15 (e)	26
	25		8.250%, 04/15/17 (e)	27
	875		8.500%, 04/15/20 (e) (m)	934
	25		8.750%, 04/15/22 (e)	27
	100		FTI Consulting, Inc., 7.750%, 10/01/16	104
	10		Games Merger Corp., 11.000%, 06/01/18 (e)	10
			Gannett Co., Inc.,
	257		9.375%, 11/15/17 (e)	279
	143		10.000%, 04/01/16	158
	750		GCI, Inc., 8.625%, 11/15/19	776
	100		General Cable Corp., VAR, 2.908%, 04/01/15	91
	45		General Maritime Corp., 12.000%, 11/15/17	47
	525		General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	504
	150		Genworth Financial, Inc., VAR, 6.150%, 11/15/66	108
	750		Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	774
	80		Global Geophysical Services, Inc., 10.500%, 05/01/17 (e)	79
	750		Graham Packaging Co. LP/GPC Capital Corp. I, 8.250%, 01/01/17 (e)	750
	150		Graphic Packaging International, Inc., 9.500%, 06/15/17	161
	25		Gray Television, Inc., 10.500%, 06/29/15 (e)	25
	300		Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15	252
			Harrah's Operating Co., Inc.,
	400		10.000%, 12/15/18	337
	1,350		11.250%, 06/01/17	1,457
			HCA, Inc.,
	50		7.250%, 09/15/20	53
	525		9.250%, 11/15/16	567
	1,650		PIK, 9.625%, 11/15/16	1,781
	500		Health Management Associates, Inc., 6.125%, 04/15/16	489
	200		Hertz Corp. (The), 10.500%, 01/01/16	213
	150		Hexcel Corp., 6.750%, 02/01/15	149
	25		Holly Corp., 9.875%, 06/15/17	26
			Holly Energy Partners LP/Holly Energy Finance Corp.,
	25		6.250%, 03/01/15	24
	50		8.250%, 03/15/18 (e)	51
	70		Homer City Funding LLC, 8.137%, 10/01/19	66
	750		Host Hotels & Resorts LP, 6.750%, 06/01/16	761
	400		HSN, Inc., 11.250%, 08/01/16	450
			HUB International Holdings, Inc.,
	65		9.000%, 12/15/14 (e)	63
	175		10.250%, 06/15/15 (e)	165
	500		Huntsman International LLC, 5.500%, 06/30/16 (e)	460
	100		ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	68
	150		Ingles Markets, Inc., 8.875%, 05/15/17	157
	50		Intcomex, Inc., 13.250%, 12/15/14 (e)	53
	50		Interactive Data Corp., 10.250%, 08/01/18 (e)	52
			International Lease Finance Corp.,
	550		8.625%, 09/15/15 (e)	560
	50		8.750%, 03/15/17 (e)	51
	50		International Wire Group, Inc., 9.750%, 04/15/15 (e)	50
	50		inVentiv Health, Inc., 10.000%, 08/15/18 (e)	51
			Iron Mountain, Inc.,
	517		8.375%, 08/15/21	549
	110		8.750%, 07/15/18	117
	50		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	46
			Jarden Corp.,
	500		7.500%, 05/01/17	514
	245		8.000%, 05/01/16	257
	425		JB Poindexter & Co., Inc., 8.750%, 03/15/14	398
	25		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	29
	160		K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	162
	195		Kemet Corp., 10.500%, 05/01/18 (e)	199
	150		Knowledge Learning Corp., 7.750%, 02/01/15 (e)	143
	140		Kratos Defense & Security Solutions, Inc., 10.000%, 06/01/17 (e)	145
			Lamar Media Corp.,
	32		6.625%, 08/15/15	32
	100		Landry's Restaurants, Inc., 11.625%, 12/01/15	107
	115		LBI Escrow Corp., 8.000%, 11/01/17 (e)	121
	50		LBI Media, Inc., 8.500%, 08/01/17 (e)	43
	80		Lennar Corp., 6.950%, 06/01/18 (e)	71
			Level 3 Financing, Inc.,
	90		9.250%, 11/01/14	83
	255		10.000%, 02/01/18	233
	100		Levi Strauss & Co., 7.625%, 05/15/20 (e)	102
	350		Liberty Mutual Group, Inc., VAR, 10.750%, 06/15/58 (e)	383
	40		Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 04/15/20 (e)	43
	175		Ltd. Brands, Inc., 7.000%, 05/01/20	181
	1,127		Lyondell Chemical Co., 11.000%, 05/01/18	1,213
	60		M/I Homes, Inc., 6.875%, 04/01/12	60
	150		Mac-Gray Corp., 7.625%, 08/15/15	145
	40		Mashantucket Western Pequot Tribe, 8.500%, 11/15/15 (d) (e)	7
	267		McClatchy Co. (The), 11.500%, 02/15/17 (e)	282
	225		McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	222
	300		Media General, Inc., 11.750%, 02/15/17	318
	139		Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	141
	165		Meritage Homes Corp., 7.150%, 04/15/20	150
	690		MetroPCS Wireless, Inc., 9.250%, 11/01/14	721
			MGM Resorts International,
	760		5.875%, 02/27/14	639
	77		6.625%, 07/15/15	64
	43		7.500%, 06/01/16	36
	17		7.625%, 01/15/17	14
	600		9.000%, 03/15/20 (e)	630
	150		Michael Foods, Inc., 9.750%, 07/15/18 (e)	158
			Michaels Stores, Inc.,
	190		Zero Coupon, 11/01/16	177
	210		11.375%, 11/01/16	225
	25		Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.625%, 04/15/16 (e)	25
	382		Midwest Generation LLC, 8.560%, 01/02/16	376
	250		Mirant North America LLC, 7.375%, 12/31/13	257
	150		Moog, Inc., 7.250%, 06/15/18	151
			Motors Liquidation Co.,
	11		Zero Coupon, 03/15/36 (d)	2
	10		6.750%, 05/01/28 (d)	3
	115		8.375%, 07/15/33 (d)	40
	77		Multiplan, Inc., 10.375%, 04/15/16 (e)	85
	10		Murray Energy Corp., 10.250%, 10/15/15 (e)	10
			Mylan, Inc.,
	50		7.625%, 07/15/17 (e)	53
	950		7.875%, 07/15/20 (e)	1,017
	50		Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	57
	200		Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875%, 11/01/17 (e)	207
	50		NB Capital Trust IV, 8.250%, 04/15/27	51
			Nebraska Book Co., Inc.,
	125		8.625%, 03/15/12	120
	100		10.000%, 12/01/11	102
			Newfield Exploration Co.,
	125		6.875%, 02/01/20	130
	250		7.125%, 05/15/18	262
	450		NewPage Corp., 11.375%, 12/31/14	417
	25		Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17 (e)	26
	375		Nextel Communications, Inc., 7.375%, 08/01/15	371
			NFR Energy LLC/NFR Energy Finance Corp.,
	125		9.750%, 02/15/17 (e)	128
	195		9.750%, 02/15/17 (e)	197
	31		Nielsen Finance LLC/Nielsen Finance Co., SUB, Zero Coupon, 08/01/16	30
			NII Capital Corp.,
	165		8.875%, 12/15/19	175
	10		10.000%, 08/15/16	11
	50		Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18 (e)	53
	48		Northwest Airlines, Inc., 7.027%, 11/01/19	46
	850		NRG Energy, Inc., 7.375%, 02/01/16	867
	25		Omnicare, Inc., 7.750%, 06/01/20	27
	200		OnCure Holdings, Inc., 11.750%, 05/15/17 (e)	189
			PAETEC Holding Corp.,
	375		8.875%, 06/30/17	388
	500		9.500%, 07/15/15	500
	120		Parker Drilling Co., 9.125%, 04/01/18 (e)	119
	50		Patriot Coal Corp., 8.250%, 04/30/18	49
			Peninsula Gaming LLC,
	250		8.375%, 08/15/15	260
	400		10.750%, 08/15/17	416
	150		Penn Virginia Corp., 10.375%, 06/15/16	165
	50		Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.250%, 04/15/18	51
	750		Petrohawk Energy Corp., 10.500%, 08/01/14	836
	100		PHI, Inc., 7.125%, 04/15/13	96
			Pinnacle Entertainment, Inc.,
	250		8.625%, 08/01/17	262
	25		8.750%, 05/15/20 (e)	24
	155		Pioneer Drilling Co., 9.875%, 03/15/18 (e)	156
	120		Pioneer Natural Resources Co., 7.500%, 01/15/20	129
	30		Plains Exploration & Production Co., 7.625%, 04/01/20	30
	150		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	154
	75		PolyOne Corp., 8.875%, 05/01/12	79
			Quality Distribution LLC/QD Capital Corp.,
	100		9.000%, 11/15/10 (f) (i)	99
	100		10.000%, 06/01/13 (f) (i)	100
	100		Quicksilver Resources, Inc., 11.750%, 01/01/16	116
	448		Quiksilver, Inc., 6.875%, 04/15/15	421
			QVC, Inc.,
	10		7.125%, 04/15/17 (e)	10
	10		7.375%, 10/15/20 (e)	10
	375		7.500%, 10/01/19 (e)	387
			Qwest Communications International, Inc.,
	160		7.125%, 04/01/18 (e)	166
	750		7.500%, 02/15/14	768
	35		Qwest Corp., 7.625%, 06/15/15	39
	90		Radiation Therapy Services, Inc., 9.875%, 04/15/17 (e)	89
	112		RailAmerica, Inc., 9.250%, 07/01/17	121
			Range Resources Corp.,
	10		6.750%, 08/01/20	10
	125		7.500%, 05/15/16	130
	750		RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18 (e)	758
	45		Real Mex Restaurants, Inc., 14.000%, 01/01/13	45
	210		Revlon Consumer Products Corp., 9.750%, 11/15/15	218
	150		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.500%, 05/15/18 (e)	154
	1,100		Rite Aid Corp., 7.500%, 03/01/17	1,005
	1,025		RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	1,053
	50		Sabine Pass LNG LP, 7.250%, 11/30/13	47
	35		Salem Communications Corp., 9.625%, 12/15/16	37
	1,000		Sealy Mattress Co., 8.250%, 06/15/14	1,008
	179		Select Medical Corp., 7.625%, 02/01/15	171
	600		Seminole Hard Rock Entertainment, Inc., VAR, 3.037%, 03/15/14 (e)	524
			Service Corp. International,
	750		6.750%, 04/01/15	760
	250		7.625%, 10/01/18	261
	500		ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	524
	300		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	246
	750		Simmons Bedding Co., 11.250%, 07/15/15 (e)	808
	61		Sinclair Television Group, Inc., 9.250%, 11/01/17 (e)	64
			Sirius XM Radio, Inc.,
	50		8.750%, 04/01/15 (e)	52
	175		9.750%, 09/01/15 (e)	190
	25		Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	20
			Smithfield Foods, Inc.,
	75		7.750%, 05/15/13	75
	50		7.750%, 07/01/17	49
	55		10.000%, 07/15/14 (e)	61
	69		Solo Cup Co., 8.500%, 02/15/14	62
	200		Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	209
	300		Sotheby's, 7.750%, 06/15/15	306
			Spectrum Brands Holdings, Inc.,
	750		9.500%, 06/15/18 (e)	791
	356		PIK, 12.000%, 08/28/19	398
	1,750		Sprint Capital Corp., 8.750%, 03/15/32	1,773
	515		Sprint Nextel Corp., 6.000%, 12/01/16	485
			Standard Pacific Corp.,
	53		6.250%, 04/01/14	50
	110		7.000%, 08/15/15	103
	150		Steel Dynamics, Inc., 7.750%, 04/15/16	156
	50		Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	49
	100		Sterling Chemicals, Inc., 10.250%, 04/01/15	99
	150		Stream Global Services, Inc., 11.250%, 10/01/14	151
	25		Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 03/15/20	26
	1,000		SunGard Data Systems, Inc., 10.250%, 08/15/15	1,050
	925		SUPERVALU, Inc., 8.000%, 05/01/16	932
	75		Susser Holdings LLC/Susser Finance Corp., 8.500%, 05/15/16 (e)	78
			Swift Energy Co.,
	25		7.125%, 06/01/17	24
	100		8.875%, 01/15/20	102
			Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
	50		8.250%, 07/01/16	52
	150		11.250%, 07/15/17	172
	12		Team Finance LLC/Health Finance Corp., 11.250%, 12/01/13	13
			Tenet Healthcare Corp.,
	175		8.875%, 07/01/19 (e)	193
	750		9.250%, 02/01/15	793
	250		Tenneco, Inc., 7.750%, 08/15/18 (e)	253
	60		Terremark Worldwide, Inc., 12.000%, 06/15/17	68
	50		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	34
	250		Texas Industries, Inc., 9.250%, 08/15/20 (e)	251
	60		Tops Markets LLC, 10.125%, 10/15/15 (e)	64
	250		Toys R Us Property Co. LLC, 8.500%, 12/01/17 (e)	263
			Triumph Group, Inc.,
	150		8.000%, 11/15/17	148
	35		8.625%, 07/15/18 (e)	37
	250		tw telecom holdings, Inc., 8.000%, 03/01/18 (e)	260
	76		U.S. Concrete, Inc., 8.375%, 04/01/14 (d)	40
	339		UAL 2009-2B Pass Through Trust, 12.000%, 01/15/16 (e)	370
	78		UCI Holdco, Inc., PIK, 8.537%, 12/15/13	78
	25		Unisys Corp., 14.250%, 09/15/15 (e)	29
	235		United Rentals North America, Inc., 9.250%, 12/15/19	248
			United Surgical Partners International, Inc.,
	500		8.875%, 05/01/17	512
	250		PIK, 9.250%, 05/01/17	258
			Universal City Development Partners Ltd.,
	15		8.875%, 11/15/15 (e)	15
	270		10.875%, 11/15/16 (e)	291
	750		US Oncology, Inc., 9.125%, 08/15/17	794
	100		USI Holdings Corp., 9.750%, 05/15/15 (e)	94
	68		Valassis Communications, Inc., 8.250%, 03/01/15	71
	60		Valeant Pharmaceuticals International, 7.625%, 03/15/20 (e)	71
			Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
	300		8.000%, 02/01/18	300
	75		8.000%, 02/01/18 (e)	74
			Verso Paper Holdings LLC/Verso Paper, Inc.,
	250		9.125%, 08/01/14	250
	100		11.500%, 07/01/14	109
	700		Visant Holding Corp., SUB, 10.250%, 12/01/13	718
	150		Viskase Cos., Inc., 9.875%, 01/15/18 (e)	152
	200		W&T Offshore, Inc., 8.250%, 06/15/14 (e)	188
	191		Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	162
	134		Wendy's/Arby's Restaurants LLC, 10.000%, 07/15/16	142
			Western Refining, Inc.,
	45		11.250%, 06/15/17 (e)	41
	20		VAR, 10.750%, 06/15/14 (e)	18
			Windstream Corp.,
	150		7.875%, 11/01/17	153
	75		8.125%, 09/01/18 (e)	76
	750		8.625%, 08/01/16	782
			WMG Acquisition Corp.,
	250		7.375%, 04/15/14	246
	121		9.500%, 06/15/16	132
	250		WMG Holdings Corp., SUB, 9.500%, 12/15/14	254
			Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	200		6.625%, 12/01/14	207
	125		7.750%, 08/15/20 (e)	127
	200		7.875%, 11/01/17 (e)	205
	50		XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	57
	500		Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17 (e)	515

				93,167
			Total Corporate Bonds (Cost $105,163)	107,556
Foreign Government Securities — 6.4%
			Argentina — 0.5%
			City of Buenos Aires,
	1,260		12.500%, 04/06/15 (e)	1,323

			Brazil — 1.2%
	2,235		Federal Republic of Brazil, 11.000%, 08/17/40	3,055

			Dominican Republic — 0.8%
	1,902		Government of Dominican Republic, 9.040%, 01/23/18 (e)	2,154
			Mexico — 0.8%
			United Mexican States,
	25		7.500%, 04/08/33	32
	1,535		11.375%, 09/15/16	2,191

				2,223
			Peru — 0.5%
	990		Republic of Peru, 9.875%, 02/06/15	1,267

			Russia — 0.6%
	970		Russian Federation, 12.750%, 06/24/28	1,690

			Turkey — 0.6%
	1,330		Republic of Turkey, 11.500%, 01/23/12	1,503
			Ukraine — 0.5%
	1,420		Government of Ukraine, 6.580%, 11/21/16	1,427

			Uruguay — 0.2%
			Republic of Uruguay,
	50		7.625%, 03/21/36	61
	120		PIK, 7.875%, 01/15/33	148
	170		8.000%, 11/18/22	213

				422
			Venezuela — 0.7%
	2,600		Republic of Venezuela, 9.250%, 05/07/28	1,762

			Total Foreign Government Securities (Cost $16,461)	16,826
Loan Participations & Assignments — 2.0%
			United States — 2.0%
	300		Abitibi, Inc., Term Loan, 11.000%, 03/31/12	299
	199		Avaya, Inc., Term Loan B, 3.260%, 10/26/14	177
			Burlington Coat Factory, Term Loan B,
	249		2.660%, 05/28/13	235
	251		2.760%, 05/28/13	237
	125		Calpine Corp., 1st Priority Lien Term Loan, 3.415%, 03/29/14	118
	73		Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/11	61
	185		Capmark Financial Group, U.S. Term Loan, 3.250%, 03/23/11	67
	249		Cengage Learning Acquisitions, Term Loan, 3.030%, 07/15/14	221
			Claire's Stores, Term Loan B,
	258		3.097%, 05/29/14	218
	115		3.097%, 05/29/14	97
	250		Clear Channel Communications, Inc., Term Loan B, 3.997%, 01/29/16	196
			First Data Corp., Initial Tranche B-3 Term Loan,
	93		3.079%, 09/24/14	80
	4		3.097%, 09/24/14	4
	2		General Growth Properties, Inc., Revolving Credit Commitment, 1.250%, 12/31/49	2
	314		5.250%, 12/31/49	324
	82		Harrah's Operating Co., Inc., Term B-2 Loan, 3.498%, 01/28/15	70
	500		HSP Gaming, LP, Term Loan, 11.250%, 09/23/14	480
	238		Idearc, Inc., Exit Term Loan, 11.000%, 12/31/15	200
	500		Interactive Data Corp., Term Loan, 01/19/17^	502
			Michael Foods, Inc., Term Loan B,
	100		6.250%, 06/18/16	100
	–	(h)	6.250%, 06/18/16	–	(h)
	200		Newsday, Fixed Rate Term Loan, 10.500%, 08/01/13	210
	79		NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, 2.000%, 02/01/13	76
	119		NRG Energy, Inc. (Opco), Term Loan B, 2.283%, 02/01/13	114
	75		Ocwen Financial Corp., Term Loan, 06/30/15^	75
			R.H. Donnelley, Inc., Exit Term Loan,
	14		9.250%, 10/24/14	12
	214		9.250%, 10/24/14	189
			Remy, 1st Lien Term Loan,
	259		5.921%, 12/06/13	254
	11		6.033%, 12/06/13	11
	129		6.038%, 12/06/13	128
	200		Styron LLC, Term Loan, 7.500%, 07/10/16	201
			Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
	297		3.845%, 10/10/14	230
	2		4.033%, 10/10/14	1
			Univision Communications, Inc., 1st Lien Term Loan,
	15		2.566%, 09/20/14	13
	233		2.566%, 09/20/14	203

				5,405
			Total Loan Participations & Assignments (Cost $5,411)	5,405

SHARES
Preferred Stocks — 1.3%
			Brazil — 0.3%
	29		Vale S.A., ADR (m)	700

			United States — 1.0%
	11		AMB Property Corp., 6.500%, 09/02/10 (m) (x)	251
	2		CoBank ACB, 7.000%, 08/31/10 (e) (f) (i) (x)	80
	9		Digital Realty Trust, Inc., 8.500%, 08/24/10 (m) (x)	233
	—	(h)	Eurofresh, Inc. (a) (f) (i)	5
	1		Ford Motor Credit Co. LLC,7.375%, 10/15/31	31
	2		7.600%, 03/01/32	44
	11		HCP, Inc., 7.100%, 09/02/10 (m) (x)	273
	12		Kilroy Realty Corp., 7.500%, 09/02/10 (m) (x)	284
	7		M/I Homes, Inc., 9.750%, 03/15/12 (a) (x)	132
	11		Public Storage, 6.625%, 01/09/12 (m) (x)	285
	9		Public Storage, 7.250%, 05/03/11 (m) (x)	227
	12		Regency Centers Corp., 6.700%, 09/02/10 (m) (x)	285
	11		Taubman Centers, Inc., 8.000%, 09/02/10 (m) (x)	282
	12		Vornado Realty Trust, 6.625%, 09/02/10 (m) (x)	284
	6		Weingarten Realty Investors, 6.500%, 01/30/12 (m) (x)	147

				2,843
			Total Preferred Stocks (Cost $3,307)	3,543
PRINCIPAL AMOUNT
Supranational — 0.5%
	1,160		Eurasian Development Bank, Reg. S., 7.375%, 09/29/14 (Cost $1,187)	1,235

U.S. Treasury Obligation — 0.0% (g)
	35		U.S. Treasury Note, 0.875%, 01/31/11 (k) (Cost $35)	35

SHARES
Short-Term Investment — 3.6%
			Investment Company — 3.6%
	9,555		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $9,555)	9,555
			Total Investments — 96.5% (Cost $251,917)	255,783
			Other Assets in Excess of Liabilities — 3.5%	9,149
			NET ASSETS — 100.0%	$264,932
__________
Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(5)	Euro FX	09/13/10	(816)	(70)

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Real Estate Investment Trusts (REITs)	8.3%
Oil, Gas & Consumable Fuels	6.3
Media	5.4
Diversified Telecommunication Services	4.9
Hotels, Restaurants & Leisure	4.0
Pharmaceuticals	3.8
Foreign Governments	3.8
Health Care Providers & Services	2.8
Foreign Government Securities	2.8
Commercial Banks	2.6
Electric Utilities	2.4
Insurance	2.4
Multi-Utilities	2.2
Wireless Telecommunication Services	2.1
Industrial Conglomerates	2.0
Chemicals	2.0
Diversified Financial Services	1.9
Asset-Backed Securities	1.7
Consumer Finance	1.7
Semiconductors & Semiconductor Equipment	1.6
Tobacco	1.6
Specialty Retail	1.6
Food Products	1.5
IT Services	1.4
Commercial Services & Supplies	1.4
Food & Staples Retailing	1.3
Household Products	1.2
Airlines	1.2
Household Durables	1.1
Beverages	1.1
Short-Term Investment	3.7
Others (each less than 1.0%)	18.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
Reg. S.	—
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2010.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2010.

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $550,000 which amounts to 0.2% of total investments. In addition, the value and percentage based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $51,776,000 and 20.2%, respectively.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2010.

^		Unsettled security, coupon rate is undetermined at July 31, 2010.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$7,136
Aggregate gross unrealized depreciation	(3,270)
Net unrealized appreciation/depreciation	$3,866
Federal income tax cost of investments	$251,917

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	–	6,268	–	6,268
Austria	–	646	–	646
Belgium	–	619	–	619
Bermuda	191	–	–	191
Brazil	–	782	–	782
Canada	1,492	–	–	1,492
China	–	1,585	–	1,585
France	–	9,434	–	9,434
Germany	–	1,655	–	1,655
Hong Kong	247	2,688	–	2,935
Indonesia	1,001	–	–	1,001
Italy	–	969	–	969
Japan	–	5,639	–	5,639
Luxembourg	–	–	55	55
Netherlands	122	7,626	–	7,748
Norway	–	549	–	549
Singapore	–	955	–	955
South Africa	–	542	–	542
Spain	–	1,667	–	1,667
Sweden	–	862	–	862
Switzerland	–	2,432	–	2,432
Taiwan	–	948	–	948
United Kingdom	–	7,641	–	7,641
United States	37,584	–	5	37,589
Total Common Stocks	40,637	53,507	60	94,204
Preferred Stocks
Brazil	700	–	–	700
United States	147	2,611	85	2,843
Total Preferred Stocks	847	2,611	85	3,543
Debt Securities
Asset-Backed Securities	–	4,454	–	4,454
Collateralized Mortgage Obligations
United States	–	1,973	–	1,973
Convertible Bonds
Australia	–	1,121	–	1,121
Austria	–	534	–	534
Bermuda	–	414	–	414
Canada	–	763	–	763
Cayman Islands	–	546	–	546
France	–	371	–	371
India	–	845	–	845
Italy	–	813	–	813
Luxembourg	–	566	–	566
Netherlands	–	270	–	270
Norway	–	454	–	454
Singapore	–	389	–	389
Spain	–	698	–	698
Sweden	–	485	–	485
United Kingdom	–	1,929	–	1,929
United States	–	799	–	799
Corporate Bonds
Bahamas	–	113	–	113
Bermuda	–	839	–	839
Canada	–	1,462	6	1,468
Cayman Islands	–	250	–	250
France	–	359	–	359
Germany	–	153	–	153
Ireland	–	399	–	399
Luxembourg	–	4,724	–	4,724
Netherlands	–	3,194	–	3,194
Norway	–	101	–	101
United Arab Emirates	–	1,436	–	1,436
United Kingdom	–	1,353	–	1,353
United States	–	92,768	399	93,167
Total Debt Securities	–	124,575	405	124,980
Foreign Government Securities	–	16,826	–	16,826
Supranational	–	1,235	–	1,235
U.S. Treasury Obligations	–	35	–	35
Loan Participations & Assignments
United States	–	5,405	–	5,405
Short-Term Investment
Investment Company	9,555	–	–	9,555
Total Investments in Securities	51,039	204,194	550	255,783

Depreciation in Other Financial Instruments
Futures Contracts	(70)	–	–	(70)

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 07/31/10
Investments in Securities
Common Stocks - Luxembourg	$ -	$ -	$ (43)	$ -	$ 98	$ -	$ -	$ 55
Common Stocks - United States	1	-	(23)	-	27	-	-	5
Corporate Bonds - Canada	-	-	6	-	-	-	-	6
Corporate Bonds - United States	49	(23)	43	1	163	166	-	399
Preferred Stocks - United States	-	-	(46)	-	131	-	-	85
Total	$ 50	$ (23)	$ (63)	$ 1	$ 419	$ 166	$ -	$ 550
Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 due to lack of observable market inputs.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(77,000).
JPMorgan India Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
Consumer Discretionary — 6.5%
	Auto Components — 0.7%
39	Exide Industries Ltd.	124

	Automobiles — 4.5%
5	Bajaj Auto Ltd.	294
6	Hero Honda Motors Ltd.	224
10	Maruti Suzuki India Ltd.	269

		787
	Media — 0.6%
16	Zee Entertainment Enterprises Ltd.	102

	Textiles, Apparel & Luxury Goods — 0.7%
20	Bombay Rayon Fashions Ltd.	115

	Total Consumer Discretionary	1,128
Consumer Staples — 2.2%
	Tobacco — 2.2%
56	ITC Ltd.	373

Energy — 10.8%
	Oil, Gas & Consumable Fuels — 10.8%
7	Bharat Petroleum Corp., Ltd.	91
82	Reliance Industries Ltd.	1,777

	Total Energy	1,868
Financials — 29.8%
	Commercial Banks — 16.8%
13	Axis Bank Ltd.	390
28	HDFC Bank Ltd.	1,297
35	ICICI Bank Ltd.	689
58	IndusInd Bank Ltd.	254
37	Union Bank of India	256

		2,886
	Diversified Financial Services — 6.9%
123	Infrastructure Development Finance Co., Ltd.	494
20	Kotak Mahindra Bank Ltd.	334
37	Power Finance Corp., Ltd.	252
16	Rural Electrification Corp. Ltd.	109

		1,189
	Real Estate Management & Development — 0.7%
4	Godrej Properties Ltd.	52
41	Unitech Ltd.	72

		124
	Thrifts & Mortgage Finance — 5.4%
14	Housing Development Finance Corp., Ltd.	927

	Total Financials	5,126
Health Care — 3.4%
	Life Sciences Tools & Services — 0.7%
7	Divi's Laboratories Ltd.	113

	Pharmaceuticals — 2.7%
6	Dr Reddy's Laboratories Ltd.	167
2	GlaxoSmithKline Pharmaceuticals Ltd.	104
8	Glenmark Pharmaceuticals Ltd.	49
4	Sun Pharmaceutical Industries Ltd.	160

		480
	Total Health Care	593
Industrials — 15.7%
	Building Products — 0.1%
3	Sintex Industries Ltd.	21

	Construction & Engineering — 4.8%
31	IRB Infrastructure Developers Ltd.	196
13	Larsen & Toubro Ltd.	504
4	Sadbhav Engineering Ltd.	125

		825
	Electrical Equipment — 3.5%
12	Bharat Heavy Electricals Ltd.	606

	Machinery — 6.1%
4	BEML Ltd.	88
21	Cummins India Ltd.	289
37	Tata Motors Ltd.	677

		1,054
	Transportation Infrastructure — 1.2%
13	Mundra Port and Special Economic Zone Ltd.	207

	Total Industrials	2,713
Information Technology — 14.2%
	IT Services — 14.2%
24	Infosys Technologies Ltd.	1,458
6	Infosys Technologies Ltd., ADR	391
33	Tata Consultancy Services Ltd.	595

	Total Information Technology	2,444
Materials — 11.7%
	Chemicals — 2.0%
47	Godrej Industries Ltd.	194
3	Gujarat State Fertilizers & Chemicals Ltd.	18
12	Himadri Chemicals & Industries	137

		349
	Construction Materials — 2.9%
8	ACC Ltd.	147
71	Ambuja Cements Ltd.	181
4	Grasim Industries Ltd. (a)	167

		495
	Metals & Mining — 6.8%
96	Hindalco Industries Ltd.	333
30	Jindal Steel & Power Ltd.	404
7	JSW Steel Ltd.	174
68	Sterlite Industries India Ltd.	257

		1,168
	Total Materials	2,012
Utilities — 2.3%
	Electric Utilities — 2.3%
4	Reliance Infrastructure Ltd.	89
11	Tata Power Co., Ltd. (a)	314

	Total Utilities	403
	Total Common Stocks (Cost $15,280)	16,660

	Total Investments — 96.6% (Cost $15,280)	16,660
	Other Assets in Excess of Liabilities — 3.4%	593
	NET ASSETS — 100.0%	$17,253

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
(a)		Non-income producing security.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $16,268,000 and 97.6%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,633
Aggregate gross unrealized depreciation	(1,253)
Net unrealized appreciation/depreciation	$1,380
Federal income tax cost of investments	$15,280

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedules of Portfolio Investments (amounts inthousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$ –	$16,660	$ –	$16,660

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2010
# All portfolio holdings designated as Level 2 are disclosed individually in the schedule of investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.
JPMorgan International Currency Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in U.S. Dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 4.0%
		Cayman Islands — 0.0% (g)
GBP	20	Allstate Life Funding LLC, 6.375%, 01/17/11 (m)	32

		Denmark — 0.0% (g)
EUR	150	Nykredit Realkredit A/S, 4.000%, 01/01/12 (m)	202

		France — 0.0% (g)
EUR	50	Societe Generale, 5.250%, 03/28/13 (m)	70

		Germany — 0.7%
EUR	3,855	IKB Deutsche Industriebank AG, 2.625%, 03/13/12 (m)	5,144

		Italy — 0.0% (g)
EUR	50	Intesa Sanpaolo S.p.A., 5.375%, 12/19/13 (m)	71

		Netherlands — 2.0%
EUR	15	Deutsche Telekom International Finance B.V., 6.000%, 01/20/17 (m)	22
EUR	11,800	Fortis Bank Nederland N.V., 3.000%, 04/17/12 (m)	15,753

			15,775
		Sweden — 1.3%
		Swedbank AB,
EUR	7,500	3.125%, 02/02/12 (m)	10,043
EUR	50	3.625%, 12/02/11 (m)	67

			10,110
		United Kingdom — 0.0% (g)
EUR	50	BAT International Finance plc, 5.375%, 06/29/17 (m)	73
		Lloyds TSB Bank plc,
EUR	60	3.750%, 11/17/11 (m)	81
EUR	50	6.250%, 04/15/14 (m)	70

			224
		United States — 0.0% (g)
EUR	50	AT&T, Inc., 6.125%, 04/02/15 (m)	75
EUR	30	Bank of America Corp., 4.625%, 02/18/14 (m)	41
EUR	50	Cellco Partnership / Verizon Wireless Capital LLC, 8.750%, 12/18/15 (m)	84
EUR	10	Citigroup, Inc., 3.950%, 10/10/13 (m)	13
EUR	25	Goldman Sachs Group, Inc. (The), 4.000%, 02/02/15 (m)	33
EUR	50	Morgan Stanley, 5.500%, 10/02/17 (m)	68

			314
		Total Corporate Bonds (Cost $32,364)	31,942
Foreign Government Securities — 74.5%
		Australia — 1.2%
		New South Wales Treasury Corp.,
AUD	258	5.500%, 03/01/17 (m)	234
AUD	3,700	6.000%, 05/01/12 (m)	3,411
AUD	6,100	Queensland Treasury Corp., 6.000%, 06/14/11 (m)	5,579

			9,224
		Austria — 1.3%
		Republic of Austria,
EUR	35	4.350%, 03/15/19 (e) (m)	51
EUR	7,080	5.000%, 07/15/12 (e) (m)	9,928

			9,979
		Brazil — 2.3%
BRL	3,304	Federal Republic of Brazil, 10.000%, 01/01/12 (m)	18,583

		Canada — 15.2%
		Government of Canada,
CAD	125,000	0.000%, 01/20/11 (m)	121,087
CAD	15	3.750%, 06/01/19 (m)	15
CAD	70	4.000%, 06/01/16 (m)	74

			121,176
		Finland — 4.5%
		Kingdom of Finland,
EUR	15,300	4.250%, 09/15/12 (m)	21,316
EUR	11,000	5.750%, 02/23/11 (m)	14,749

			36,065
		France — 8.5%
EUR	50	Caisse d'Amortissement de la Dette Sociale, 3.625%, 04/25/15 (m)	69
		French Treasury Note BTAN,
EUR	51,580	3.000%, 01/12/11 (m)	67,940
EUR	20	3.000%, 07/12/14 (m)	27

			68,036
		Germany — 8.1%
		Bundesrepublik Deutschland,
EUR	60	3.500%, 07/04/19 (m)	84
EUR	50	4.250%, 07/04/18 (m)	73
EUR	32,820	5.000%, 07/04/11 (m)	44,475
EUR	500	5.250%, 01/04/11 (m)	665
		Kreditanstalt fuer Wiederaufbau,
JPY	440,000	0.750%, 03/22/11 (m)	5,102
EUR	25	3.875%, 01/21/19 (m)	35
EUR	30	4.125%, 07/04/17 (m)	43
JPY	1,174,000	Landwirtschaftliche Rentenbank, 1.375%, 04/25/13 (m)	13,944

			64,421
		Hong Kong — 1.7%
HKD	101,050	Hong Kong Government Bond, 3.970%, 09/19/11 (m)	13,538

		Indonesia — 1.8%
IDR	114,290,000	Republic of Indonesia, 12.500%, 03/15/13 (m)	14,429

		Israel — 1.1%
ILS	27,900	State of Israel - Shahar, 7.500%, 03/31/14 (m)	8,690

		Malaysia — 0.9%
MYR	23,620	Republic of Malaysia, 3.833%, 09/28/11 (m)	7,504

		Mexico — 10.9%
MXN	1,025,000	United Mexican States, 8.000%, 12/19/13 (m)	87,132

		Netherlands — 5.4%
JPY	17,000	Bank Nederlandse Gemeenten, 1.850%, 11/07/16 (m)	206
		Kingdom of Netherlands,
EUR	32,250	4.000%, 01/15/11 (m)	42,665
EUR	65	4.250%, 07/15/13 (m)	92

			42,963
		Singapore — 2.0%
SGD	21,245	Republic of Singapore, 3.625%, 07/01/11 (m)	16,093

		South Korea — 4.2%
KRW	38,905,000	Republic of Korea, 4.000%, 06/10/12 (m)	33,085

		Sweden — 0.9%
SEK	48,755	Kingdom of Sweden, 5.500%, 10/08/12 (m)	7,335

		Thailand — 0.4%
		Kingdom of Thailand,
THB	66,300	4.125%, 11/01/12 (m)	2,123
THB	30,000	4.500%, 03/11/12 (m)	959
THB	4,400	5.375%, 11/30/11 (m)	142

			3,224
		United Kingdom — 4.1%
		United Kingdom Treasury Gilt,
GBP	24	2.250%, 03/07/14 (m)	38
GBP	20,005	3.250%, 12/07/11 (m)	32,470

			32,508
		Total Foreign Government Securities (Cost $594,990)	593,985
Supranational — 3.6%
		European Investment Bank,
JPY	2,180,000	1.250%, 09/20/12 (m)	25,775
EUR	100	4.250%, 10/15/14 (m)	143
GBP	1,750	4.750%, 06/06/12 (m)	2,920

		Total Supranational (Cost $28,038)	28,838

SHARES		SECURITY DESCRIPTION	VALUE
Short-Term Investment — 16.7%
		Investment Company — 16.7%
	133,135	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $133,135)	133,135
		Total Investments — 98.8% (Cost $788,527)	787,900
		Other Assets in Excess of Liabilities — 1.2%	9,298
		NET ASSETS — 100.0%	$797,198

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,091,555	BRL	Barclays Bank plc	08/27/10	1,171	1,183	12
4,000,063	BRL	HSBC Bank, N.A.	08/27/10	2,176	2,261	85
13,105,225	BRL	Morgan Stanley	08/27/10	6,819	7,408	589

2,476,322	CAD	Barclays Bank plc	08/27/10	2,346	2,408	62

9,828,600	CHF	Citibank, N.A.	08/27/10	9,431	9,437	6

2,172,091,643	CLP	BNP Paribas	08/27/10	3,965	4,169	204

982,900,686	CNY	HSBC Bank, N.A.	08/27/10	144,427	145,061	634

1,224,218	EUR	Societe Generale	08/27/10	1,580	1,595	15

31,862,689	ILS	HSBC Bank, N.A.	08/27/10	8,272	8,451	179

908,369,162	INR	Credit Suisse International	08/27/10	19,084	19,500	416

1,582,424,672	JPY	Credit Suisse International	08/27/10	18,170	18,320	150

3,152,653,849	KRW	HSBC Bank, N.A.	08/27/10	2,629	2,662	33

14,129,377	MXN	Barclays Bank plc	08/27/10	1,090	1,114	24
56,797,124	MXN	HSBC Bank, N.A.	08/27/10	4,450	4,476	26

144,078,332	PHP	Morgan Stanley	08/27/10	3,076	3,155	79

256,935,116	RUB	Morgan Stanley	08/27/10	8,100	8,473	373

22,325,021	SAR	HSBC Bank, N.A.	08/26/10	5,954	5,954	–	(h)

15,265,287	SEK	Barclays Bank plc	08/27/10	2,080	2,114	34

560,918,418	TWD	Barclays Bank plc	08/27/10	17,534	17,520	(14)

				262,354	265,261	2,907

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,799,582	BRL	Citibank, N.A.	08/27/10	1,491	1,582	(91)

6,955,882	CAD	Royal Bank of Canada	08/27/10	6,712	6,765	(53)

38,579,188	CNY	Barclays Bank plc	08/27/10	5,652	5,694	(42)
14,287,513	CNY	Citibank, N.A.	08/27/10	2,092	2,109	(17)

80,617,510	EUR	Societe Generale	08/27/10	104,395	105,057	(662)

2,823,989	GBP	Citibank, N.A.	08/27/10	4,354	4,431	(77)

29,722,534	HKD	HSBC Bank, N.A.	08/27/10	3,826	3,826	–	(h)

60,438,219	MXN	Morgan Stanley	08/27/10	4,718	4,763	(45)

4,524,066	MYR	Barclays Bank plc	08/27/10	1,397	1,420	(23)

15,265,287	SEK	Royal Bank of Scotland	08/27/10	2,092	2,114	(22)

2,060,726	SGD	HSBC Bank, N.A.	08/27/10	1,503	1,516	(13)

				138,232	139,277	(1,045)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PHP	—	Philippines Peso
RUB	—	Russian Ruble
SAR	—	Saudi Arabia Riyal
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TWD	—	Taiwan Dollar

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$14,526
Aggregate gross unrealized depreciation	(15,153)
Net unrealized appreciation/depreciation	$(627)
Federal income tax cost of investments	$788,527

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$133,135	$654,765	$–	$787,900

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$2,921	$–	$2,921

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(1,059)	$–	$(1,059)

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

JPMorgan International Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.2%
	Australia — 2.9%
318	BHP Billiton Ltd. (m)	11,532
72	Rio Tinto Ltd. (c)	4,639

		16,171
	Belgium — 1.0%
112	Anheuser-Busch InBev N.V. (m)	5,935

	Brazil — 2.1%
141	Petroleo Brasileiro S.A., ADR (m)	5,140
233	Vale S.A., ADR (m)	6,480

		11,620
	China — 1.8%
853	China Life Insurance Co., Ltd., Class H (m)	3,813
6,972	Industrial & Commercial Bank of China, Class H (m)	5,339
346	Li Ning Co., Ltd. (m)	1,142

		10,294
	France — 14.3%
129	Accor S.A. (m)	4,168
59	Alstom S.A. (m)	3,092
312	AXA S.A. (m)	5,734
147	BNP Paribas (m)	10,016
100	Edenred (a) (c)	1,756
70	GDF Suez (m)	2,307
87	Imerys S.A. (m)	5,039
108	Lafarge S.A. (m)	5,877
45	LVMH Moet Hennessy Louis Vuitton S.A. (m)	5,442
55	Pernod-Ricard S.A. (c)	4,314
43	PPR (m)	5,751
109	Sanofi-Aventis S.A. (m)	6,348
127	Societe Generale (m)	7,291
271	Total S.A. (m)	13,697

		80,832
	Germany — 6.7%
110	Bayer AG (m)	6,332
196	E.ON AG (m)	5,854
52	Linde AG (m)	6,074
148	SAP AG (m)	6,773
80	Siemens AG (m)	7,854
203	Symrise AG (m)	5,062

		37,949
	Hong Kong — 4.0%
1,783	Belle International Holdings Ltd. (m)	2,753
2,743	CNOOC Ltd. (m)	4,623
844	Esprit Holdings Ltd. (m)	5,305
1,271	Hang Lung Properties Ltd. (m)	5,312
1,368	Sands China Ltd. (a) (m)	2,120
1,312	Wynn Macau Ltd. (a) (m)	2,241

		22,354
	Ireland — 0.3%
1,634	Governor & Co. of the Bank of Ireland (The) (a) (m)	1,779

	Israel — 0.9%
104	Teva Pharmaceutical Industries Ltd., ADR (m)	5,071

	Italy — 1.7%
1,284	Intesa Sanpaolo S.p.A. (m)	4,237
1,837	UniCredit S.p.A. (m)	5,136
		9,373
	Japan — 16.2%
216	Canon, Inc. (m)	9,368
103	Daikin Industries Ltd. (m)	3,805
75	East Japan Railway Co. (m)	4,820
298	Honda Motor Co., Ltd. (m)	9,425
2	Japan Tobacco, Inc. (m)	7,489
332	Komatsu Ltd. (m)	6,950
442	Kubota Corp. (m)	3,492
365	Mitsubishi Corp. (m)	7,880
868	Mitsubishi UFJ Financial Group, Inc. (m)	4,301
133	Mitsui Fudosan Co., Ltd. (m)	1,968
77	Murata Manufacturing Co., Ltd. (m)	3,785
62	Nidec Corp. (m)	5,829
20	Nintendo Co., Ltd. (m)	5,695
447	Nomura Holdings, Inc. (m)	2,512
100	Shin-Etsu Chemical Co., Ltd. (m)	4,954
439	Sumitomo Corp. (m)	4,656
12	Yahoo! Japan Corp. (m)	4,793
		91,722
	Mexico — 1.4%
67	America Movil S.A.B. de C.V., Series L, ADR (m)	3,321
92	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	4,459

		7,780
	Netherlands — 4.9%
841	ING Groep N.V. CVA (a) (m)	8,062
458	Reed Elsevier N.V. (m)	5,926
376	Royal Dutch Shell plc, Class A (c)	10,358
173	Wolters Kluwer N.V. (m)	3,485

		27,831
	South Korea — 0.9%
15	Samsung Electronics Co. Ltd., GDR (e) (m)	5,015

	Spain — 3.5%
458	Banco Bilbao Vizcaya Argentaria S.A. (c)	6,142
71	Inditex S.A. (m)	4,676
408	Telefonica S.A. (m)	9,243

		20,061
	Sweden — 0.6%
206	Atlas Copco AB, Class A (m)	3,370

	Switzerland — 11.4%
369	ABB Ltd. (a) (m)	7,440
180	Credit Suisse Group AG (m)	8,146
87	Holcim Ltd. (m)	5,843
252	Nestle S.A. (m)	12,480
176	Novartis AG (m)	8,570
64	Roche Holding AG (m)	8,300
2	SGS S.A. (m)	3,071
261	Xstrata plc (m)	4,156
28	Zurich Financial Services AG (m)	6,561

		64,567
	Taiwan — 0.8%
468	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	4,727

	United Kingdom — 23.8%
170	Autonomy Corp. plc (a) (m)	4,375
1,216	Barclays plc (m)	6,298
605	BG Group plc (m)	9,702
1,746	BP plc (m)	11,165
464	Burberry Group plc (m)	6,127
800	Centrica plc (m)	3,813
302	GlaxoSmithKline plc (m)	5,269
1,317	HSBC Holdings plc (m)	13,480
731	ICAP plc (m)	4,593
248	Imperial Tobacco Group plc (m)	7,029
1,143	Man Group plc (m)	3,895
1,005	Marks & Spencer Group plc (m)	5,433
537	Prudential plc (m)	4,674
77	Rio Tinto plc (m)	3,999
389	Standard Chartered plc (m)	11,250
1,433	Tesco plc (m)	8,790
5,582	Vodafone Group plc (m)	13,015
822	Wm Morrison Supermarkets plc (m)	3,417
105	Wolseley plc (a) (m)	2,368
564	WPP plc (m)	6,001

		134,693
	Total Common Stocks (Cost $479,383)	561,144

Preferred Stock — 0.8%
	Germany — 0.8%
43	Volkswagen AG (m) (Cost $4,126)	4,514

Short-Term Investment — 0.7%
	Investment Company — 0.7%
4,000	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $4,000)	4,000

Investments of Cash Collateral for Securities on Loan — 3.4%
	Investment Company — 3.4%
19,489	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $19,489)	19,489

	Total Investments — 104.1% (Cost $506,998 )	589,147
	Liabilities in Excess of Other Assets — (4.1)%	(23,128)
	NET ASSETS — 100.0%	$566,019

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE
Commercial Banks	13.2%
Oil, Gas & Consumable Fuels	9.6
Pharmaceuticals	7.0
Metals & Mining	5.4
Insurance	3.6
Capital Markets	3.4
Software	3.0
Construction Materials	2.9
Electrical Equipment	2.9
Wireless Telecommunication Services	2.9
Chemicals	2.8
Media	2.7
Trading Companies & Distributors	2.6
Beverages	2.6
Tobacco	2.5
Automobiles	2.4
Machinery	2.4
Specialty Retail	2.2
Textiles, Apparel & Luxury Goods	2.2
Food Products	2.2
Food & Staples Retailing	2.1
Multiline Retail	2.0
Semiconductors & Semiconductor Equipment	1.7
Office Electronics	1.6
Diversified Telecommunication Services	1.6
Hotels, Restaurants & Leisure	1.5
Diversified Financial Services	1.4
Industrial Conglomerates	1.4
Real Estate Management & Development	1.3
Multi-Utilities	1.1
Electric Utilities	1.0
Others (each less than 1.0%)	4.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	— American Depositary Receipt
CVA	— Dutch Certification
GDR	— Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding Investments of Cash collateral for Securities on Loan), of the investments that apply the fair valuation policy for the international investments are approximately $531,445,000 and 93.3%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,649
Aggregate gross unrealized depreciation	(56,500)
Net unrealized appreciation/depreciation	$82,149
Federal income tax cost of investments	$506,998

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input by country as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	–	16,171	–	16,171
Belgium	–	5,935	–	5,935
Brazil	6,480	5,140	–	11,620
China	–	10,294	–	10,294
France	–	80,832	–	80,832
Germany	–	37,949	–	37,949
Hong Kong	–	22,354	–	22,354
Ireland	–	1,779	–	1,779
Israel	–	5,071	–	5,071
Italy	–	9,373	–	9,373
Japan	–	91,722	–	91,722
Mexico	–	7,780	–	7,780
Netherlands	–	27,831	–	27,831
South Korea	–	5,015	–	5,015
Spain	–	20,061	–	20,061
Sweden	–	3,370	–	3,370
Switzerland	–	64,567	–	64,567
Taiwan	–	4,727	–	4,727
United Kingdom	–	134,693	–	134,693
Total Common Stocks	6,480	554,664	–	561,144
Preferred Stocks
Germany	–	4,514	–	4,514
Total Preferred Stocks	–	4,514	–	4,514
Short-Term Investments
Investment Company	4,000	–	–	4,000
Investments of Cash Collateral for Securities on Loan
Investment Company	19,489	-	–	19,489
Total Investments in Securities	$29,969	$559,178	$–	$589,147

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan International Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 93.6%
	Australia — 2.4%
71	Macquarie Group Ltd. (c)	2,407
131	QBE Insurance Group Ltd.	1,976
140	Santos Ltd.	1,684

		6,067
	Austria — 0.4%
45	Intercell AG (a) (c)	927

	Belgium — 1.0%
57	KBC Groep N.V. (a) (m)	2,518

	Canada — 1.2%
25	First Quantum Minerals Ltd.	1,545
100	Kinross Gold Corp. (m)	1,636

		3,181
	China — 1.4%
1,325	China Merchants Bank Co., Ltd., Class H (m)	3,549

	Finland — 0.1%
133	Ruukki Group OYJ (a)	288

	France — 11.4%
37	Atos Origin S.A. (a) (m)	1,588
122	AXA S.A. (m)	2,245
59	BNP Paribas (m)	4,005
38	Compagnie Generale des Etablissements Michelin, Class B (m)	2,885
83	GDF Suez (m)	2,764
43	Lafarge S.A. (m)	2,353
30	Pernod-Ricard S.A.	2,341
19	PPR (m)	2,523
52	Sanofi-Aventis S.A. (m)	3,026
23	Schneider Electric S.A. (m)	2,697
48	Sodexo (m)	3,022

		29,449
	Germany — 4.6%
57	Bayer AG (m)	3,298
60	Daimler AG (a) (m)	3,254
34	Deutsche Bank AG (m)	2,369
62	Lanxess AG (m)	3,006

		11,927
	Hong Kong — 4.8%
1,056	China Overseas Land & Investment Ltd. (m)	2,269
874	China Resources Land Ltd. (m)	1,860
351	Hang Lung Properties Ltd. (m)	1,467
1,245	Huabao International Holdings Ltd. (m)	1,609
390	Hutchison Whampoa Ltd. (m)	2,581
185	Sun Hung Kai Properties Ltd. (m)	2,722

		12,508
	India — 1.1%
47	Infosys Technologies Ltd., ADR (m)	2,818

	Indonesia — 1.0%
3,101	Perusahaan Gas Negara PT (m)	1,408
1,282	Telekomunikasi Indonesia Tbk PT (m)	1,209

		2,617
	Ireland — 1.5%
220	Experian plc (m)	2,167
74	Shire plc (m)	1,683

		3,850
	Israel — 0.6%
31	Teva Pharmaceutical Industries Ltd., ADR (m)	1,521

	Italy — 2.4%
610	Snam Rete Gas S.p.A. (m)	2,861
1,231	UniCredit S.p.A. (m)	3,443

		6,304
	Japan — 17.5%
59	Daikin Industries Ltd. (m)	2,201
36	East Japan Railway Co. (m)	2,326
98	FUJIFILM Holdings Corp. (m)	3,052
314	Fujitsu Ltd. (m)	2,225
1	Japan Tobacco, Inc. (m)	2,768
523	JX Holdings, Inc. (a) (m)	2,830
319	Kubota Corp. (m)	2,520
618	Marubeni Corp. (m)	3,316
497	Mitsubishi Electric Corp. (m)	4,324
231	Mitsui & Co., Ltd. (m)	2,961
9	Nintendo Co., Ltd. (m)	2,401
436	Nippon Sheet Glass Co., Ltd. (m)	1,072
425	Nissan Motor Co., Ltd. (a) (m)	3,256
160	Ricoh Co., Ltd. (m)	2,210
116	Shiseido Co., Ltd. (m)	2,577
86	Sumco Corp. (a) (m)	1,620
60	Sumitomo Mitsui Financial Group, Inc. (m)	1,834
235	Takashimaya Co., Ltd. (m)	1,821

		45,314
	Luxembourg — 1.2%
99	ArcelorMittal (m)	3,026

	Netherlands — 8.9%
62	ASML Holding N.V. (m)	1,981
415	ING Groep N.V. CVA (a) (m)	3,982
144	Koninklijke KPN N.V. (c)	2,007
103	Koninklijke Philips Electronics N.V. (m)	3,211
274	Royal Dutch Shell plc, Class A (c)	7,564
147	Unilever N.V. CVA	4,334

		23,079
	Singapore — 0.7%
781	Singapore Telecommunications Ltd. (m)	1,795

	South Korea — 0.8%
24	LG Electronics, Inc. (m)	2,047

	Spain — 4.1%
421	Banco Santander S.A. (c)	5,466
225	Telefonica S.A. (m)	5,104

		10,570
	Switzerland — 4.0%
85	Credit Suisse Group AG (m)	3,856
25	Roche Holding AG (m)	3,216
14	Zurich Financial Services AG (m)	3,174
		10,246
	Taiwan — 2.1%
318	Hon Hai Precision Industry Co., Ltd., GDR (a) (m)	2,738
272	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	2,746

		5,484
	United Kingdom — 20.4%
187	BG Group plc (m)	3,004
97	BHP Billiton plc (m)	2,986
470	BP plc (m)	3,007
76	British American Tobacco plc (m)	2,617
985	BT Group plc (m)	2,200
914	Cable & Wireless Worldwide plc (m)	957
273	Cairn Energy plc (a) (m)	2,001
637	Centrica plc (m)	3,036
172	Cookson Group plc (a) (m)	1,200
224	GlaxoSmithKline plc (m)	3,909
465	HSBC Holdings plc (m)	4,725
185	Intercontinental Hotels Group plc (m)	3,215
246	International Power plc (m)	1,378
3,045	Lloyds Banking Group plc (a) (m)	3,287
399	Man Group plc (m)	1,358
364	National Grid plc (m)	2,913
398	Premier Farnell plc (m)	1,495
49	Reckitt Benckiser Group plc (m)	2,405
88	Tullow Oil plc (m)	1,703
2,250	Vodafone Group plc (m)	5,247

		52,643
	Total Common Stocks (Cost $233,106)	241,728
Preferred Stock — 1.6%
	Germany — 1.6%
40	Volkswagen AG (m) (Cost $3,688)	4,208

Short-Term Investment — 3.4%
	Investment Company — 3.4%
8,902	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l)	8,902
	(Cost $8,902)
Investment of Cash Collateral for Securities on Loan — 3.4%
	Investment Company — 3.4%
8,679	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $8,679)	8,679

	Total Investments — 102.0% (Cost $254,375 )	263,517
	Liabilities in Excess of Other Assets — (2.0)%	(5,145)
	NET ASSETS — 100.0%	$258,372

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	11.3%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	6.5
Diversified Telecommunication Services	5.2
Automobiles	4.2
Capital Markets	3.9
Metals & Mining	3.6
Multi-Utilities	3.4
Real Estate Management & Development	3.3
Insurance	2.9
Electronic Equipment, Instruments & Components	2.9
Industrial Conglomerates	2.9
Electrical Equipment	2.8
Semiconductors & Semiconductor Equipment	2.5
Trading Companies & Distributors	2.5
Hotels, Restaurants & Leisure	2.4
Tobacco	2.1
Wireless Telecommunication Services	2.1
Chemicals	1.8
IT Services	1.7
Multiline Retail	1.7
Food Products	1.7
Gas Utilities	1.7
Diversified Financial Services	1.6
Building Products	1.3
Auto Components	1.1
Personal Products	1.0
Machinery	1.0
Short-Term Investment	3.5
Others (each less than 1.0%)	8.8

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
13	TOPIX Index	09/09/10	$1,274	$(6)
62	Dow Jones Euro STOXX 50 Index	09/17/10	2,218	62
19	FTSE 100 Index	09/17/10	1,564	23
				$79

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,689,074	AUD	Westpac Banking Corp.	08/12/10	$14,113	$14,177	$64

575,918	CAD	State Street Bank & Trust	08/12/10	555	560	5

1,248,475	CHF	BNP Paribas	08/12/10	1,140	1,199	59
8,464,571	CHF	Union Bank of Switzerland AG	08/12/10	7,668	8,126	458

844,068	EUR	Barclays Bank plc	08/12/10	1,064	1,100	36
1,768,447	EUR	BNP Paribas	08/12/10	2,309	2,305	(4)
1,353,958	EUR	HSBC Bank, N.A.	08/12/10	1,735	1,764	29
1,283,477	EUR	Morgan Stanley	08/12/10	1,593	1,673	80
972,529	EUR	State Street Bank & Trust	08/12/10	1,250	1,267	17
1,638,087	EUR	Union Bank of Switzerland AG	08/12/10	1,998	2,135	137

1,268,270	GBP	Barclays Bank plc	08/12/10	1,846	1,990	144
615,378	GBP	BNP Paribas	08/12/10	931	965	34
1,095,402	GBP	Credit Suisse International	08/12/10	1,597	1,719	122
2,178,068	GBP	HSBC Bank, N.A.	08/12/10	3,265	3,418	153
971,803	GBP	Westpac Banking Corp.	08/12/10	1,521	1,525	4

639,944,238	JPY	Barclays Bank plc	08/12/10	6,927	7,408	481
102,615,339	JPY	Credit Suisse International	08/12/10	1,089	1,188	99
384,326,964	JPY	Royal Bank of Scotland	08/12/10	4,271	4,449	178
136,596,557	JPY	Societe Generale	08/12/10	1,479	1,581	102

4,882,122	NOK	Barclays Bank plc	08/12/10	810	803	(7)
6,738,078	NOK	Morgan Stanley	08/12/10	1,109	1,108	(1)

49,625,808	SEK	Morgan Stanley	08/12/10	6,681	6,873	192

1,386,368	SGD	Barclays Bank plc	08/12/10	1,004	1,020	16
1,905,573	SGD	HSBC Bank, N.A.	08/12/10	1,378	1,401	23

				$67,333	$69,754	$2,421

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,463,310	CAD	Royal Bank of Canada	08/12/10	$3,378	$3,368	$10

815,875	CHF	Barclays Bank plc	08/12/10	710	784	(74)

1,248,162	EUR	Barclays Bank plc	08/12/10	1,536	1,627	(91)
1,251,253	EUR	Goldman Sachs International	08/12/10	1,592	1,630	(38)
2,255,383	EUR	HSBC Bank, N.A.	08/12/10	2,863	2,939	(76)
1,475,416	EUR	Royal Bank of Canada	08/12/10	1,816	1,923	(107)
10,580,693	EUR	Royal Bank of Scotland	08/12/10	13,668	13,788	(120)
3,820,118	EUR	Union Bank of Switzerland AG	08/12/10	4,739	4,978	(239)

6,121,144	GBP	Barclays Bank plc	08/12/10	9,224	9,605	(381)
1,052,704	GBP	HSBC Bank, N.A.	08/12/10	1,554	1,651	(97)
999,513	GBP	Royal Bank of Scotland	08/12/10	1,518	1,569	(51)
366,430	GBP	Union Bank of Switzerland AG	08/12/10	536	575	(39)

56,519,823	HKD	HSBC Bank, N.A.	08/12/10	7,284	7,277	7
9,761,480	HKD	Westpac Banking Corp.	08/12/10	1,254	1,257	(3)

142,643,589	JPY	Goldman Sachs International	08/12/10	1,553	1,651	(98)
340,163,370	JPY	Royal Bank of Scotland	08/12/10	3,667	3,937	(270)

				$56,892	$58,559	$(1,667)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,437
Aggregate gross unrealized depreciation	(12,295)
Net unrealized appreciation/depreciation	$9,142
Federal income tax cost of investments	$254,375

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$6,067	$–	$6,067
Austria	–	927	–	927
Belgium	–	2,518	–	2,518
Canada	3,181	–	–	3,181
China	–	3,549	–	3,549
Finland	–	288	–	288
France	–	29,449	–	29,449
Germany	–	11,927	–	11,927
Hong Kong	–	12,508	–	12,508
India	2,818	–	–	2,818
Indonesia	–	2,617	–	2,617
Ireland	–	3,850	–	3,850
Israel	–	1,521	–	1,521
Italy	–	6,304	–	6,304
Japan	–	45,314	–	45,314
Luxembourg	–	3,026	–	3,026
Netherlands	–	23,079	–	23,079
Singapore	–	1,795	–	1,795
South Korea	–	2,047	–	2,047
Spain	–	10,570	–	10,570
Switzerland	–	10,246	–	10,246
Taiwan	–	5,484	–	5,484
United Kingdom	–	52,643	–	52,643
Total Common Stocks	5,999	235,729	–	241,728
Preferred Stocks
Germany	–	4,208	–	4,208
Total Preferred Stocks	–	4,208	–	4,208
Short-Term Investment
Investment Company	8,902	–	–	8,902
Investment of Cash Collateral for Securities on Loan
Investment Company	8,679	–	–	8,679
Total Investments in Securities	$23,580	$239,937	$–	$263,517

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$2,450	$–	$2,450
Futures Contracts	85	–	–	85
Total Appreciation in Other Financial Instruments	$85	$2,450	$–	$2,535

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(1,696)	$–	$(1,696)
Futures Contracts	(6)	–	–	(6)
Total Depreciation in Other Financial Instruments	$(6)	$(1,696)	$–	$(1,702)

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan International Opportunities Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Common Stocks — 97.6%
		Australia — 2.5%
1,413	Macquarie Group Ltd.	47,703
2,647	QBE Insurance Group Ltd.	40,007
2,788	Santos Ltd.	33,622

		121,332
		Austria — 0.4%
912	Intercell AG (a)	18,780

		Belgium — 0.8%
826	KBC Groep N.V. (a) (m)	36,356

		Canada — 1.2%
489	First Quantum Minerals Ltd.	30,642
1,687	Kinross Gold Corp. (m)	27,683

		58,325
		China — 2.2%
10,000	Angang Steel Co., Ltd., Class H (m)	15,163
25,000	China Construction Bank Corp., Class H (m)	21,247
26,500	China Merchants Bank Co., Ltd., Class H (m)	70,994

		107,404
		Denmark — 0.6%
305	Carlsberg A/S, Class B (m)	27,000

		Finland — 1.0%
1,117	Nokian Renkaat OYJ	31,332
2,024	Stora Enso OYJ, Class R	16,381

		47,713
		France — 12.0%
612	Atos Origin S.A. (a) (m)	26,269
2,452	AXA S.A. (m)	45,019
641	BNP Paribas (m)	43,817
629	Compagnie Generale des Etablissements Michelin, Class B (m)	47,868
1,639	GDF Suez (m)	54,330
844	Lafarge S.A. (m)	45,955
2,113	PagesJaunes Groupe	23,404
595	Pernod-Ricard S.A.	46,513
443	PPR (m)	59,305
847	Sanofi-Aventis S.A. (m)	49,238
467	Schneider Electric S.A. (m)	53,751
961	Sodexo (m)	60,506
133	Unibail-Rodamco SE (m)	26,221

		582,196
		Germany — 5.6%
919	Bayer AG (m)	52,900
970	Daimler AG (a) (m)	52,401
601	Deutsche Bank AG (m)	41,966
1,794	Deutsche Telekom AG (m)	24,117
620	Hamburger Hafen und Logistik AG	22,701
1,217	Lanxess AG (m)	58,701
313	MTU Aero Engines Holding AG (m)	18,229

		271,015
		Hong Kong — 5.9%
10,000	Cathay Pacific Airways Ltd. (m)	22,297
20,000	China Overseas Land & Investment Ltd. (m)	42,972
22,000	China Resources Land Ltd. (m)	46,819
8,000	Hang Lung Properties Ltd. (m)	33,434
23,000	Huabao International Holdings Ltd. (m)	29,733
8,000	Hutchison Whampoa Ltd. (m)	52,934
4,000	Sun Hung Kai Properties Ltd. (m)	58,853

		287,042
		India — 1.1%
875	Infosys Technologies Ltd., ADR (m)	52,920

		Indonesia — 1.1%
66,000	Perusahaan Gas Negara PT (m)	29,952
25,500	Telekomunikasi Indonesia Tbk PT (m)	24,054

		54,006
		Ireland — 2.1%
5,119	Experian plc (m)	50,425
758	Paddy Power plc (m)	27,520
957	Shire plc (m)	21,890

		99,835
		Israel — 0.6%
641	Teva Pharmaceutical Industries Ltd., ADR (m)	31,313

		Italy — 2.4%
9,809	Snam Rete Gas S.p.A. (m)	46,018
24,496	UniCredit S.p.A. (m)	68,509

		114,527
		Japan — 20.0%
3,000	Citizen Holdings Co., Ltd. (m)	17,989
900	Coca-Cola West Co., Ltd. (m)	16,298
1,200	Daikin Industries Ltd. (m)	44,544
900	East Japan Railway Co. (m)	57,842
1,900	FUJIFILM Holdings Corp. (m)	59,167
7,000	Fujitsu Ltd. (m)	49,607
14	Japan Tobacco, Inc. (m)	45,057
1,000	JGC Corp. (m)	16,484
10,200	JX Holdings, Inc. (a) (m)	55,253
6,000	Kubota Corp. (m)	47,400
12,000	Marubeni Corp. (m)	64,385
8,000	Mitsubishi Electric Corp. (m)	69,596
3,800	Mitsui & Co., Ltd. (m)	48,753
3,000	Nippon Sheet Glass Co., Ltd. (m)	7,374
8,100	Nissan Motor Co., Ltd. (a) (m)	62,016
2,000	Onward Holdings Co., Ltd. (m)	15,035
3,000	Ricoh Co., Ltd. (m)	41,433
2,300	Shiseido Co., Ltd. (m)	51,316
900	Sumco Corp. (a) (m)	17,033
1,200	Sumitomo Mitsui Financial Group, Inc. (m)	36,983
1,100	Sundrug Co., Ltd. (m)	28,371
800	Suzuken Co., Ltd. (m)	27,969
6,000	Takashimaya Co., Ltd. (m)	46,490
4,000	Toshiba Corp. (a) (m)	20,925
3,000	TOTO Ltd. (m)	20,458

		967,778
		Luxembourg — 1.0%
1,529	ArcelorMittal (m)	46,810

		Mexico — 0.4%
4,801	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	18,640

		Netherlands — 7.5%
1,298	ASML Holding N.V. (m)	41,660
3,315	ING Groep N.V. CVA (a) (m)	31,791
2,032	Koninklijke KPN N.V.	28,236
1,734	Koninklijke Philips Electronics N.V. (m)	53,905
4,980	Royal Dutch Shell plc, Class A	137,311
2,406	Unilever N.V. CVA	70,766

		363,669
		Norway — 0.1%
4,098	Sevan Marine ASA (a) (m)	4,155

		South Korea — 1.3%
1,023	KT Corp., ADR (m)	19,284
537	LG Electronics, Inc. (m)	45,593

		64,877
		Spain — 4.0%
7,032	Banco Santander S.A.	91,354
4,446	Telefonica S.A. (m)	100,681

		192,035
		Switzerland — 2.7%
621	Credit Suisse Group AG (m)	28,148
394	Roche Holding AG (m)	51,230
213	Zurich Financial Services AG (m)	49,710

		129,088
		Taiwan — 2.2%
6,300	Hon Hai Precision Industry Co., Ltd., GDR (a) (m)	54,199
5,280	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	53,328

		107,527
		United Arab Emirates — 0.5%
5,181	Lamprell plc (m)	22,182

		United Kingdom — 18.4%
3,684	BG Group plc (m)	59,081
1,911	BHP Billiton plc (m)	58,543
9,276	BP plc (m)	59,321
6,256	BT Group plc (m)	13,977
18,587	Cable & Wireless Worldwide plc (m)	19,468
5,352	Cairn Energy plc (a) (m)	39,203
12,691	Centrica plc (m)	60,490
4,613	Cookson Group plc (a) (m)	32,150
3,637	GlaxoSmithKline plc (m)	63,501
2,402	Hikma Pharmaceuticals plc (m)	27,001
9,126	HSBC Holdings plc (m)	92,804
930	Intercontinental Hotels Group plc (m)	16,119
5,119	International Power plc (m)	28,701
45,348	Lloyds Banking Group plc (a) (m)	48,945
6,354	Man Group plc (m)	21,647
4,156	Michael Page International plc (m)	25,279
7,191	National Grid plc (m)	57,602
8,005	Premier Farnell plc (m)	30,029
953	Reckitt Benckiser Group plc (m)	46,727
5,191	Sage Group plc (The) (m)	19,456
2,578	Salamander Energy plc (a) (m)	9,721
26,384	Vodafone Group plc (m)	61,519

		891,284
	Total Common Stocks (Cost $4,914,652)	4,717,809
	Preferred Stock — 1.7%
		Germany — 1.7%
784	Volkswagen AG (m) (Cost $72,902)	83,064

	Total Investments — 99.3% (Cost $4,987,554)	4,800,873
	Other Assets in Excess of Liabilities — 0.7%	31,727
	NET ASSETS — 100.0%	$4,832,600

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Commercial Banks	11.0%
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	6.2
Diversified Telecommunication Services	4.8
Automobiles	4.1
Real Estate Management & Development	3.8
Metals & Mining	3.7
Multi-Utilities	3.6
Electronic Equipment, Instruments & Components	3.4
Capital Markets	2.9
Industrial Conglomerates	2.9
Insurance	2.8
Electrical Equipment	2.6
Trading Companies & Distributors	2.4
Semiconductors & Semiconductor Equipment	2.3
Multiline Retail	2.2
Hotels, Restaurants & Leisure	2.2
Beverages	1.9
Chemicals	1.8
Auto Components	1.6
IT Services	1.6
Gas Utilities	1.6
Professional Services	1.6
Building Products	1.5
Food Products	1.5
Computers & Peripherals	1.5
Wireless Telecommunication Services	1.3
Road & Rail	1.2
Personal Products	1.1
Machinery	1.0
Household Products	1.0
Construction Materials	1.0
Others (each less than 1.0%)	9.7

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)

311,045	AUD	Westpac Banking Corp.	10/12/10	$268,924	$279,049	$10,125

178,390	CHF	BNP Paribas	10/12/10	169,695	171,370	1,675

80,324	EUR	BNP Paribas	10/12/10	101,899	104,663	2,764

33,202	GBP	Deutsche Bank AG	10/12/10	50,679	52,083	1,404
15,610	GBP	Morgan Stanley	10/12/10	23,597	24,488	891
23,033,296	JPY	Barclays Bank plc	10/12/10	261,513	266,776	5,263

31,911	NZD	Westpac Banking Corp.	10/12/10	22,402	23,025	623

1,129,266	SEK	State Street Bank & Trust	10/12/10	149,305	156,315	7,010

86,145	SGD	Barclays Bank plc	10/12/10	62,348	63,357	1,009

				$1,110,362	$1,141,126	$30,764

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,728	AUD	Citibank, N.A.	10/12/10	$33,904	$34,744	$(840)

52,909	CAD	Citibank, N.A.	10/12/10	50,561	51,413	(852)

25,113	CHF	Morgan Stanley	10/12/10	23,666	24,124	(458)

333,264	EUR	TD Bank Financial Group	10/12/10	421,651	434,249	(12,598)

16,897	GBP	Citibank, N.A.	10/12/10	25,749	26,506	(757)
157,506	GBP	Royal Bank of Canada	10/12/10	238,187	247,077	(8,890)
9,594	GBP	State Street Bank & Trust	10/12/10	14,739	15,050	(311)

1,436,610	HKD	Barclays Bank plc	10/12/10	184,559	185,048	(489)

3,407,642	JPY	Morgan Stanley	10/12/10	39,153	39,468	(315)
2,096,166	JPY	Royal Bank of Canada	10/12/10	23,777	24,278	(501)

24,718	NZD	Westpac Banking Corp.	10/12/10	17,791	17,835	(44)

26,764	SGD	Barclays Bank plc	10/12/10	19,418	19,685	(267)

				$1,093,155	$1,119,477	$(26,322)

Portfolio Swap* Outstanding at July 31, 2010
COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE ($)
UBS	The Fund receives or pays the total return on a portfolio of long and short positions and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	12/31/15	45,242
Total			$45,242
* See the accompanying “Additional Information – Portfolio Swap” for further details.
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NZD	—	New Zealand dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)		Non-income producing security.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $4,567,063 and 95.1%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,033
Aggregate gross unrealized depreciation	(399,714)
Net unrealized appreciation/depreciation	$(186,681)
Federal income tax cost of investments	$4,987,554

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$121,332	$–	$121,332
Austria	–	18,780	–	18,780
Belgium	–	36,356	–	36,356
Canada	58,325	–	–	58,325
China	–	107,404	–	107,404
Denmark	–	27,000	–	27,000
Finland	–	47,713	–	47,713
France	–	582,196	–	582,196
Germany	–	271,015	–	271,015
Hong Kong	–	287,042	–	287,042
India	52,920	–	–	52,920
Indonesia	–	54,006	–	54,006
Ireland	–	99,835	–	99,835
Israel	–	31,313	–	31,313
Italy	–	114,527	–	114,527
Japan	–	967,778	–	967,778
Luxembourg	–	46,810	–	46,810
Mexico	18,640	–	–	18,640
Netherlands	–	363,669	–	363,669
Norway	–	4,155	–	4,155
South Korea	19,284	45,593	–	64,877
Spain	–	192,035	–	192,035
Switzerland	–	129,088	–	129,088
Taiwan	–	107,527	–	107,527
United Arab Emirates	–	22,182	–	22,182
United Kingdom	–	891,284	–	891,284
Total Common Stocks	149,169	4,568,640	–	4,717,809
Preferred Stocks
Germany	–	83,064	–	83,064
Total Preferred Stocks	–	83,064	–	83,064
Total Investments in Securities	$149,169	$4,651,704	$–	$4,800,873

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$30,764	$–	$30,764
Swaps	–	45,242	$–	45,242
Total Appreciation in Other Financial Instruments	$–	$76,006	$–	$76,006

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(26,322)	$–	$(26,322)
Total Depreciation in Other Financial Instruments	$–	$(26,322)	$–	$(26,322)

There were no significant transfers between Levels 1 and 2 during the three months ended July 31, 2010.

JPMorgan International Opportunities Plus Fund

Additional Information – Portfolio Swap
AS OF JULY 31, 2010 (Unaudited)

PORTFOLIO SWAP POSITIONS	NOTIONAL VALUE($)(a)	CURRENT VALUE($)(b)	VALUE($)(c)
Long Positions
Belgium — 0.3%
KBC Groep N.V. (e)	11,885	13,032	1,147

France — 1.6%
Atos Origin S.A. (e)	5,869	6,054	185
BNP Paribas	38,329	36,680	(1,649)
Compagnie Generale des Etablissements Michelin, Class B	9,552	11,047	1,495
Sanofi-Aventis S.A.	12,641	11,326	(1,315)
Sodexo	9,228	11,466	2,238

	75,619	76,573	954
Germany — 1.1%
Bayer AG	12,998	12,188	(810)
Daimler AG (e)	8,876	11,161	2,285
Deutsche Bank AG	5,531	5,448	(83)
Gerresheimer AG	22,732	24,043	1,311

	50,137	52,840	2,703
Ireland — 0.4%
Experian plc	7,580	7,858	278
Shire plc	8,831	11,986	3,155

	16,411	19,844	3,433
Italy — 0.2%
Snam Rete Gas S.p.A.	10,097	11,023	926

Japan — 4.0%
Daikin Industries Ltd.	13,665	14,839	1,174
Japan Tobacco, Inc.	11,885	12,871	986
JFE Holdings Inc.	23,539	18,577	(4,962)
Kubota Corp.	8,322	7,929	(393)
Mitsubishi Electric Corp.	16,344	17,432	1,088
Mitsui & Co., Ltd.	12,740	11,542	(1,198)
Nintendo Co., Ltd.	51,823	48,420	(3,403)
Nippon Sheet Glass Co., Ltd.	17,715	14,793	(2,922)
Sumco Corp. (e)	15,364	17,084	1,720
Yahoo! Japan Corp.	25,467	28,480	3,013

	196,864	191,967	(4,897)
Luxembourg — 0.2%
ArcelorMittal	12,128	12,345	217

Netherlands — 2.1%
ING Groep N.V. CVA (e)	42,679	47,586	4,907
Koninklijke KPN N.V.	14,002	12,108	(1,894)
Koninklijke Philips Electronics N.V.	7,860	8,849	989
Royal Dutch Shell plc, Class A	11,456	11,978	522
Unilever N.V.	18,731	19,593	862

	94,728	100,114	5,386
Norway — 0.1%
Sevan Marine ASA (e)	7,278	4,166	(3,112)

Portugal — 0.5%
EDP - Energias de Portugal S.A.	24,086	23,511	(575)

Singapore — 0.7%
Singapore Telecommunications Ltd.	33,153	34,417	1,264

Spain — 0.3%
Banco Santander S.A.	18,698	16,953	(1,745)

Switzerland — 1.5%
Credit Suisse Group AG	46,411	46,680	269
Roche Holding AG	15,020	12,357	(2,663)
Zurich Financial Services AG	13,134	13,541	407

	74,565	72,578	(1,987)
United Kingdom — 6.0%
British American Tobacco plc	59,944	60,385	441
BT Group plc	26,903	29,137	2,234
GlaxoSmithKline plc	29,703	26,324	(3,379)
HSBC Holdings plc	9,861	9,741	(120)
Intercontinental Hotels Group plc	33,086	46,489	13,403
Lloyds Banking Group plc (e)	13,118	15,563	2,445
Man Group plc	7,117	4,989	(2,128)
Premier Farnell plc	14,900	20,025	5,125
Tullow Oil plc	28,412	33,031	4,619
Vodafone Group plc	39,838	44,042	4,204

	262,882	289,726	26,844

Total Long Positions of Portfolio Swap	888,531	919,089	30,558

Short Positions
Australia — 0.7%
Telstra Corp. Ltd.	14,226	14,230	(4)
Woolworths Ltd.	20,209	18,666	1,543

	34,435	32,896	1,539
Austria — 0.7%
Erste Group Bank AG	14,777	15,892	(1,115)
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	19,836	19,197	639

	34,613	35,089	(476)
Belgium — 0.4%
Solvay S.A.	18,380	19,867	(1,487)

Denmark — 0.3%
DSV A/S	14,132	15,537	(1,405)

Finland — 0.9%
Elisa OYJ (e)	14,444	14,419	25
Neste Oil OYJ	14,269	13,014	1,255
Ramirent OYJ	14,574	15,503	(929)

	43,287	42,936	351
France — 1.7%
Accor S.A.	11,658	11,920	(262)
Danone	14,756	14,302	454
Dassault Systemes S.A.	17,214	21,843	(4,629)
Nexans S.A.	17,961	18,185	(224)
Technip S.A.	14,847	17,713	(2,866)

	76,436	83,963	(7,527)
Germany — 1.3%
Beiersdorf AG	17,131	18,716	(1,585)
Fraport AG Frankfurt Airport Services Worldwide	8,081	10,117	(2,036)
Hochtief AG	13,196	12,641	555
Metro AG	19,718	19,317	401

	58,126	60,791	(2,665)
Hong Kong — 1.5%
China Mobile Ltd.	19,657	20,225	(568)
CLP Holdings Ltd.	23,476	25,842	(2,366)
Hong Kong Exchanges and Clearing Ltd.	17,821	18,084	(263)
Li & Fung Ltd.	9,475	9,167	308

	70,429	73,318	(2,889)
Italy — 0.9%
Assicurazioni Generali S.p.A.	18,459	19,965	(1,506)
Lottomatica S.p.A.	29,382	24,063	5,319

	47,841	44,028	3,813
Japan — 5.6%
Chugoku Electric Power Co., Inc. (The)	19,084	18,678	406
Ebara Corp. (e)	24,002	19,041	4,961
Eisai Co., Ltd.	21,930	20,473	1,457
Ezaki Glico Co., Ltd.	12,125	11,876	249
Fuji Heavy Industries Ltd. (e)	10,808	11,042	(234)
Hirose Electric Co., Ltd.	21,922	20,279	1,643
Keyence Corp.	22,617	23,034	(417)
Makita Corp.	11,994	11,556	438
Mitsubishi Motors Corp. (e)	20,739	18,311	2,428
NTT Data Corp.	18,370	21,807	(3,437)
Renesas Electronics Corp. (e)	17,471	18,165	(694)
Sharp Corp., ADR (e)	19,716	19,324	392
Shizuoka Bank Ltd. (The)	30,601	25,001	5,600
Takeda Pharmaceutical Co., Ltd.	18,190	18,358	(168)
THK Co., Ltd.	12,551	11,855	696

	282,120	268,800	13,320
Netherlands — 0.4%
Randstad Holding N.V. (e)	13,264	17,653	(4,389)

Phillipines — 0.4%
Philippine Long Distance Telephone Co., ADR (e)	18,548	18,688	(140)

Singapore — 0.4%
Oversea-Chinese Banking Corp. Ltd.	18,195	19,922	(1,727)

Spain — 0.4%
Iberdrola S.A.	18,374	20,288	(1,914)

Sweden — 0.4%
Skanska AB, Class B	18,911	21,783	(2,872)

Switzerland — 0.8%
ABB Ltd. (e)	5,095	5,025	70
GAM Holding Ltd. (e)	14,895	14,633	262
Lonza Group AG	19,243	20,580	(1,337)

	39,233	40,238	(1,005)
Taiwan — 0.4%
AU Optronics Corp., ADR	19,768	18,668	1,100

United Kingdom — 1.6%
Babcock International Group plc	15,882	14,283	1,599
Firstgroup plc	14,280	14,144	136
Hays plc	14,044	13,081	963
Land Securities Group plc	15,353	14,243	1,110
SABMiller plc	20,300	21,061	(761)

	79,859	76,812	3,047
Total Short Positions	905,951	911,277	(5,326)

Total Net Long/ Short Positions	$(17,420)	$7,812	$25,232
Cash and Other Receivables (d)			17,802
Financing Costs			(886)
Net Dividends			3,094
Net Swap Contract, at value			$45,242

NOTES TO ADDITIONAL INFORMAION – PORTFOLIO SWAP:
(a)		Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)		Current value represents market value of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(c)		Value represents the unrealized gain (loss) of the positions.
(d)
Cash and other receivables includes the gains (or losses) realized within the swap when the swap resets. Gains (or losses) will be realized on the swap, and reflected on the Statement of Operations, when cash is settled with the counterparty.

(e)		Non-income producing security.

ADR	-	American Depositary Receipt
CVA	-	Dutch Certification
JPMorgan International Realty Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.6%
		Australia — 15.6%
1,299		BGP Holdings Beneficial Interest Share (a) (f) (i) (m)	—
635		CFS Retail Property Trust (m)	1,081
1,156		Commonwealth Property Office Fund (m)	969
1,807		Dexus Property Group (m)	1,335
1,288		Goodman Group (m)	717
35		GPT Group (m)	90
354		Stockland (m)	1,215
353		Westfield Group (m)	3,907

			9,314
		Belgium — 0.4%
2		Befimmo S.C.A. (m)	141
2		Warehouses De Pauw S.C.A. (m)	83

			224
		Canada — 4.6%
42		Artis REIT (m)	481
17		Canadian Apartment Properties REIT (m)	248
19		Cominar Real Estate Investment Trust (m)	371
25		First Capital Realty, Inc. (m)	342
66		RioCan REIT (m)	1,318

			2,760
		China — 0.5%
220		Agile Property Holdings Ltd. (m)	287

		Finland — 0.9%
144		Sponda OYJ (m)	542

		France — 8.1%
27		Klepierre (m)	849
20		Unibail-Rodamco SE (m)	3,994

			4,843
		Germany — 0.9%
8		Alstria Office REIT AG (m)	94
11		DIC Asset AG (m)	90
56		IVG Immobilien AG (a) (m)	389

			573
		Hong Kong — 26.7%
18		Cheung Kong Holdings Ltd. (m)	218
968		China Overseas Land & Investment Ltd. (m)	2,080
440		China Resources Land Ltd. (m)	936
410		Hang Lung Properties Ltd. (m)	1,713
148		Henderson Land Development Co., Ltd. (m)	922
356		Hongkong Land Holdings Ltd. (m)	1,911
246		Link REIT (The) (m)	638
198		New World Development Ltd. (m)	355
598		Sino Land Co., Ltd. (m)	1,133
341		Sun Hung Kai Properties Ltd. (m)	5,017
178		Wharf Holdings Ltd. (m)	975

			15,898
		Japan — 17.8%
–	(h)	Frontier Real Estate Investment Corp. (m)	246
–	(h)	Japan Excellent, Inc. (m)	515
1		Japan Retail Fund Investment Corp. (m)	767
–	(h)	Kenedix Realty Investment Corp. (m)	802
78		Mitsubishi Estate Co., Ltd. (m)	1,098
160		Mitsui Fudosan Co., Ltd. (m)	2,368
–	(h)	Nippon Building Fund, Inc. (m)	1,387
–	(h)	Nomura Real Estate Office Fund, Inc. (m)	1,076
–	(h)	Nomura Real Estate Residential Fund, Inc. (m)	408
–	(h)	Premier Investment Corp. (m)	192
62		Sumitomo Realty & Development Co., Ltd. (m)	1,115
–	(h)	Tokyu REIT, Inc. (m)	624

			10,598
		Netherlands — 5.3%
18		Corio N.V. (m)	1,042
2		Eurocommercial Properties N.V. (m)	67
32		Nieuwe Steen Investments Funds N.V. (m)	592
19		Vastned Offices/Industrial N.V. (m)	270
10		Vastned Retail N.V. (m)	579
8		Wereldhave N.V. (m)	632

			3,182
		Norway — 0.2%
70		Norwegian Property ASA (a) (m)	108

		Singapore — 7.6%
326		CapitaCommercial Trust (m)	317
693		CapitaLand Ltd. (m)	2,023
351		CapitaMall Trust (m)	494
125		City Developments Ltd. (m)	1,115
188		Keppel Land Ltd. (m)	560

			4,509
		Sweden — 1.2%
68		Castellum AB (m)	700

		United Kingdom — 8.0%
196		British Land Co. plc (m)	1,419
65		Hammerson plc (m)	397
88		Helical Bar plc (m)	410
75		Land Securities Group plc (m)	723
103		London & Stamford Property Ltd. (m)	187
105		Safestore Holdings plc (m)	198
325		Segro plc (m)	1,424

			4,758
		United States — 1.8%
70		Brookfield Properties Corp. (m)	1,051

		Total Common Stocks (Cost $54,074)	59,347

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE ($)
Warrant — 0.0% (g)
		Hong Kong — 0.0% (g)
14		Henderson Land Development Co., Ltd., expiring 06/01/11 (a) (m) (Cost $—)	2

SHARES
Short-Term Investment — 0.1%
		Investment Company — 0.1%
50		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l)	50
		(Cost $50)
		Total Investments — 99.7% (Cost $54,124)	59,399
		Other Assets in Excess of Liabilities — 0.3%	187
		NET ASSETS — 100.0%	$59,586

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Real Estate Management & Development	46.9%
Diversified	28.4
Shopping Centers	15.2
Office Property	8.2
Apartments	1.1
Others (each less than 1.0%)	0.2

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
343,568	GBP
3,958,051	for HKD	Union Bank of Switzerland AG	09/17/10	$510	#	$539	#	$29

3,984,051	HKD
44,503,999	for JPY	Union Bank of Switzerland AG	09/17/10	515	#	513	#	(2)

746,617	AUD	Barclays Bank plc	09/17/10	604		672		68

3,045,737	CAD	Citibank, N.A.	09/17/10	2,934		2,961		27

549,904	CHF	Citibank, N.A.	09/17/10	482		528		46
513,177	CHF	Deutsche Bank AG	09/17/10	486		493		7

387,837	EUR	Goldman Sachs International	09/17/10	467		505		38

275,444	GBP	Citibank, N.A.	09/17/10	402		432		30

2,243,539	HKD	Barclays Bank plc	09/17/10	288		289		1
2,385,491	HKD	Credit Suisse International	09/17/10	307		307		–	(h)
3,465,811	HKD	Goldman Sachs International	09/17/10	445		446		1
2,537,820	HKD	HSBC Bank, N.A.	09/17/10	327		327		–	(h)

43,792,919	JPY	Barclays Bank plc	09/17/10	482		507		25
42,604,873	JPY	BNP Paribas	09/17/10	494		494		–	(h)
50,535,275	JPY	Westpac Banking Corp.	09/17/10	554		585		31

611,122	NOK	State Street Bank & Trust	09/17/10	93		100		7

1,007,177	SEK	State Street Bank & Trust	09/17/10	127		140		13

1,028,325	SGD	Barclays Bank plc	09/17/10	749		756		7
1,421,117	SGD	Royal Bank of Canada	09/17/10	1,014		1,045		31
784,386	SGD	Royal Bank of Scotland	09/17/10	567		577		10

				$11,847		$12,216		$369

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
692,102	AUD	Barclays Bank plc	09/17/10	$579		$623		$(44)
540,674	AUD	Westpac Banking Corp.	09/17/10	441		487		(46)

1,663,619	CAD	Royal Bank of Canada	09/17/10	1,603		1,618		(15)

1,313,943	EUR	Citibank, N.A.	09/17/10	1,587		1,712		(125)

217,511	GBP	Barclays Bank plc	09/17/10	319		341		(22)

2,280,876	HKD	Barclays Bank plc	09/17/10	294		294		–	(h)
3,695,662	HKD	Citibank, N.A.	09/17/10	475		476		(1)
5,845,470	HKD	Goldman Sachs International	09/17/10	752		753		(1)
5,919,814	HKD	Royal Bank of Canada	09/17/10	761		763		(2)
13,873,246	HKD	State Street Bank & Trust	09/17/10	1,782		1,786		(4)
3,094,045	HKD	Westpac Banking Corp.	09/17/10	397		398		(1)

45,702,776	JPY	Barclays Bank plc	09/17/10	493		529		(36)
121,151,860	JPY	State Street Bank & Trust	09/17/10	1,330		1,403		(73)

832,575	SGD	Barclays Bank plc	09/17/10	594		612		(18)
877,140	SGD	BNP Paribas	09/17/10	644		645		(1)
384,469	SGD	Royal Bank of Scotland	09/17/10	273		283		(10)
517,653	SGD	TD Bank Financial Group	09/17/10	379		381		(2)

				$12,703		$13,104		$(401)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/10 of the currency being sold, and the value at 07/31/10 is the U.S. Dollar market value of the currency being purchased.
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $55,538,000 and 93.5%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,977
Aggregate gross unrealized depreciation	(702)
Net unrealized appreciation/depreciation	$5,275
Federal income tax cost of investments	$54,124

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$–	$9,314	$–	(a)	$9,314
Belgium	–	224	–		224
Canada	2,760	–	–		2,760
China	–	287	–		287
Finland	–	542	–		542
France	–	4,843	–		4,843
Germany	–	573	–		573
Hong Kong	–	15,898	–		15,898
Japan	–	10,598	–		10,598
Netherlands	–	3,182	–		3,182
Norway	–	108	–		108
Singapore	–	4,509	–		4,509
Sweden	–	700	–		700
United Kingdom	–	4,758	–		4,758
United States	1,051	–	–		1,051
Total Common Stocks	3,811	55,536	–	(a)	59,347
Warrants
Hong Kong	–	2	–		2
Short-Term Investment
Investment Company	50	–	–		50
Total Investments in Securities	$3,861	$55,538	$–	(a)	$59,399

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$371	$–		$371

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(403)	$–		$(403)

(a) Security has zero value.
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/10
Investments in Securities
Common Stocks - Australia	$ -	(a)	$ -	$ -	$ -	$ -	$ -	$ -	$ -	(a)
Common Stocks - Japan	12		-	140	-	(152)	-	-	-
Total	$ 12		$ -	$ 140	$ -	$ (152)	$ -	$ -	$ -

(a) Security has zero value.

Transfers into, or out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $140,000.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.0%
	Australia — 1.5%
786	QBE Insurance Group Ltd. (c)	11,872
769	Santos Ltd. (c)	9,273

		21,145
	Belgium — 1.0%
313	KBC Groep N.V. (a) (m)	13,789

	Canada — 0.7%
165	First Quantum Minerals Ltd. (c)	10,349

	China — 1.0%
5,347	China Merchants Bank Co., Ltd., Class H (m)	14,323

	Finland — 0.2%
960	Ruukki Group OYJ (a) (c)	2,076

	France — 13.2%
849	AXA S.A. (m)	15,583
439	BNP Paribas (m)	30,038
168	Compagnie Generale des Etablissements Michelin, Class B (m)	12,754
930	GDF Suez (m)	30,822
84	PPR (m)	11,228
756	Rhodia S.A. (m)	15,599
465	Sanofi-Aventis S.A. (m)	27,034
116	Schneider Electric S.A. (m)	13,361
196	Societe Generale (m)	11,244
240	Sodexo (m)	15,089

		182,752
	Germany — 9.0%
231	Allianz SE (m)	26,848
322	Bayer AG (m)	18,549
302	Daimler AG (a) (m)	16,295
273	Deutsche Bank AG (m)	19,064
174	Hamburger Hafen und Logistik AG (c)	6,385
277	Lanxess AG (m)	13,360
254	Siemens AG (m)	24,815

		125,316
	Hong Kong — 2.3%
2,793	Hutchison Whampoa Ltd. (m)	18,480
932	Sun Hung Kai Properties Ltd. (m)	13,713

		32,193
	Indonesia — 0.9%
12,990	Telekomunikasi Indonesia Tbk PT (m)	12,253

	Ireland — 0.8%
1,101	Experian plc (m)	10,845

	Italy — 2.9%
2,820	Snam Rete Gas S.p.A. (m)	13,229
9,627	UniCredit S.p.A. (m)	26,926

		40,155
	Japan — 17.7%
350	Aisin Seiki Co., Ltd. (m)	9,737
235	East Japan Railway Co. (m)	15,077
665	FUJIFILM Holdings Corp. (m)	20,699
2,428	Fujitsu Ltd. (m)	17,207
2	Japan Tobacco, Inc. (m)	6,990
2,710	JX Holdings, Inc. (a) (m)	14,680
1,595	Kubota Corp. (m)	12,601
2,546	Marubeni Corp. (m)	13,660
1,838	Mitsubishi Electric Corp. (m)	15,990
1,311	Mitsui & Co., Ltd. (m)	16,820
49	Nintendo Co., Ltd. (m)	13,540
2,437	Nippon Sheet Glass Co., Ltd. (m)	5,990
300	Nippon Telegraph & Telephone Corp. (m)	12,469
2,085	Nissan Motor Co., Ltd. (a) (m)	15,963
1,230	Ricoh Co., Ltd. (m)	16,987
519	Shiseido Co., Ltd. (m)	11,584
808	Sumitomo Mitsui Financial Group, Inc. (m)	24,902

		244,896
	Luxembourg — 0.9%
395	ArcelorMittal (m)	12,081

	Netherlands — 9.7%
2,826	ING Groep N.V. CVA (a) (m)	27,097
1,002	Koninklijke KPN N.V. (c)	13,928
546	Koninklijke Philips Electronics N.V. (m)	16,975
2,072	Royal Dutch Shell plc, Class A (m)	57,075
674	Unilever N.V. CVA (c)	19,828

		134,903
	Norway — 1.7%
1,250	DnB NOR ASA (m)	15,470
954	Orkla ASA (m)	7,899

		23,369
	Portugal — 1.1%
4,785	EDP - Energias de Portugal S.A. (m)	15,735

	Singapore — 1.0%
6,012	Singapore Telecommunications Ltd. (m)	13,818

	South Africa — 1.0%
3,129	African Bank Investments Ltd. (m)	14,355

	South Korea — 1.0%
160	LG Electronics, Inc. (m)	13,585

	Spain — 4.6%
1,952	Banco Bilbao Vizcaya Argentaria S.A.	26,178
1,633	Telefonica S.A. (m)	36,982

		63,160
	Switzerland — 2.3%
61	Roche Holding AG (m)	7,992
101	Zurich Financial Services AG (m)	23,494

		31,486
	Taiwan — 0.9%
3,112	Hon Hai Precision Industry Co., Ltd. (a) (m)	12,536

	Turkey — 0.7%
1,869	Turkiye Garanti Bankasi AS (m)	9,668

	United Kingdom — 20.9%
5,105	BP plc (m)	32,648
6,657	BT Group plc (m)	14,874
1,973	Cairn Energy plc (a) (m)	14,452
4,303	Centrica plc (m)	20,511
1,311	Cookson Group plc (a) (m)	9,140
5,339	GKN plc (a) (m)	11,315
835	GlaxoSmithKline plc (m)	14,585
4,934	HSBC Holdings plc (m)	50,174
879	Intercontinental Hotels Group plc (m)	15,242
16,570	Lloyds Banking Group plc (a) (m)	17,884
2,539	Man Group plc (m)	8,648
3,132	National Grid plc (m)	25,089
395	Petropavlovsk plc (m)	6,261
412	Tullow Oil plc (m)	7,955
17,257	Vodafone Group plc (m)	40,238

		289,016
	Total Common Stocks (Cost $1,238,669)	1,343,804
Preferred Stock — 1.4%
	Germany — 1.4%
175	Volkswagen AG (m) (Cost $16,073)	18,551
Short-Term Investment — 0.7%
	Investment Company — 0.7%
9,600	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $9,600)	9,600
Investments of Cash Collateral for Securities on Loan — 3.4%
	Investment Company — 3.4%
47,521	JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $47,521)	47,521
	Total Investments — 102.5% (Cost $1,311,863 )	1,419,476
	Liabilities in Excess of Other Assets — (2.5)%	(34,146)
	NET ASSETS — 100.0%	$1,385,330

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments (excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE
Commercial Banks	17.5%
Oil, Gas & Consumable Fuels	9.9
Diversified Telecommunication Services	7.6
Industrial Conglomerates	5.8
Insurance	5.7
Multi-Utilities	5.6
Pharmaceuticals	5.0
Automobiles	3.7
Diversified Financial Services	3.0
Wireless Telecommunication Services	2.9
Auto Components	2.5
Electronic Equipment, Instruments & Components	2.4
Trading Companies & Distributors	2.2
Hotels, Restaurants & Leisure	2.2
Electrical Equipment	2.1
Chemicals	2.1
Metals & Mining	2.1
Capital Markets	2.0
Food Products	1.4
Computers & Peripherals	1.3
Office Electronics	1.2
Electric Utilities	1.1
Road & Rail	1.1
Real Estate Management & Development	1.0
Household Durables	1.0
Software	1.0
Gas Utilities	1.0
Others (each less than 1.0%)	5.6

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
7,953,610	AUD
43,700,193	for NOK	Westpac Banking Corp.	08/23/10	$7,185	#	$7,177	#	$(8)

2,170,726	CAD
2,362,475	for CHF	Westpac Banking Corp.	08/23/10	2,268	#	2,111	#	(157)

1,779,575	CAD
156,085,989	for JPY	Barclays Bank plc	08/23/10	1,807	#	1,731	#	(76)

23,576,187	CHF
13,991,138	for GBP	Credit Suisse International	08/23/10	21,953	#	22,637	#	684

703,989,798	JPY
9,476,698	for AUD	Morgan Stanley Co., Inc.	08/23/10	8,552	#	8,150	#	(402)

84,977,273	SEK
7,429,137	for GBP	HSBC Bank, N.A.	08/23/10	11,656	#	11,769	#	113

156,940,095	AUD	Barclays Bank plc	08/23/10	128,776		141,618		12,842

6,210,247	CHF	Westpac Banking Corp.	08/23/10	5,850		5,963		113

14,114,276	DKK	Goldman Sachs International	08/23/10	2,346		2,468		122

17,528,378	EUR	Barclays Bank plc	08/23/10	21,769		22,842		1,073
10,648,665	EUR	Citibank, N.A.	08/23/10	13,515		13,877		362
54,551,818	EUR	Goldman Sachs International	08/23/10	65,611		71,089		5,478
24,249,130	EUR	HSBC Bank, N.A.	08/23/10	29,596		31,600		2,004
26,842,218	EUR	Morgan Stanley Co., Inc.	08/23/10	33,693		34,979		1,286
6,129,073	EUR	Royal Bank of Canada	08/23/10	7,600		7,987		387
37,662,740	EUR	Societe Generale	08/23/10	45,856		49,080		3,224
14,414,395	EUR	TD Bank Financial Group	08/23/10	17,683		18,784		1,101
6,563,069	EUR	Union Bank of Switzerland AG	08/23/10	8,008		8,553		545

14,658,372	GBP	Barclays Bank plc	08/23/10	21,371		22,999		1,628
14,000,000	GBP	Citibank, N.A.	08/23/10	20,696		21,966		1,270
26,411,863	GBP	HSBC Bank, N.A.	08/23/10	38,619		41,441		2,822
16,745,128	GBP	Morgan Stanley Co., Inc.	08/23/10	24,428		26,273		1,845
8,160,590	GBP	Royal Bank of Canada	08/23/10	12,111		12,804		693
10,383,916	GBP	Societe Generale	08/23/10	15,219		16,293		1,074
8,752,096	GBP	TD Bank Financial Group	08/23/10	12,910		13,732		822
21,775,882	GBP	Union Bank of Switzerland AG	08/23/10	31,579		34,167		2,588

76,055,877	HKD	Citibank, N.A.	08/23/10	9,769		9,793		24

1,770,012,990	JPY	Barclays Bank plc	08/23/10	19,329		20,491		1,162
2,294,425,755	JPY	BNP Paribas	08/23/10	25,333		26,562		1,229
2,915,547,851	JPY	Morgan Stanley Co., Inc.	08/23/10	32,055		33,752		1,697
1,655,347,172	JPY	Royal Bank of Canada	08/23/10	18,164		19,163		999
5,089,152,495	JPY	Royal Bank of Scotland	08/23/10	56,450		58,916		2,466
1,047,066,132	JPY	Societe Generale	08/23/10	11,561		12,121		560
1,106,771,665	JPY	TD Bank Financial Group	08/23/10	12,136		12,813		677

314,964,756	SEK	Royal Bank of Scotland	08/23/10	40,144		43,622		3,478

15,128,741	SGD	Union Bank of Switzerland AG	08/23/10	10,739		11,126		387

				$846,337		$900,449		$54,112
# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value is the U.S. Dollar market value at 07/31/10 of the currency being sold, and the value at 07/31/10 is the U.S. Dollar market value of the currency being purchased.

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 07/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
17,762,841	AUD	BNP Paribas	08/23/10	$14,785	$16,029	$(1,244)
6,243,886	AUD	HSBC Bank, N.A.	08/23/10	5,233	5,634	(401)
13,435,320	AUD	Royal Bank of Scotland	08/23/10	11,389	12,123	(734)
12,149,054	AUD	Westpac Banking Corp.	08/23/10	10,466	10,963	(497)

12,574,255	CAD	Royal Bank of Scotland	08/23/10	11,816	12,229	(413)

30,062,872	CHF	Credit Suisse International	08/23/10	26,258	28,865	(2,607)

37,966,976	EUR	BNP Paribas	08/23/10	46,641	49,477	(2,836)
5,775,178	EUR	Citibank, N.A.	08/23/10	7,062	7,526	(464)
46,869,378	EUR	Credit Suisse International	08/23/10	57,378	61,078	(3,700)
7,168,068	EUR	Goldman Sachs International	08/23/10	8,774	9,341	(567)
22,804,569	EUR	HSBC Bank, N.A.	08/23/10	28,412	29,718	(1,306)
6,328,514	EUR	Royal Bank of Canada	08/23/10	8,227	8,247	(20)
21,962,047	EUR	Societe Generale	08/23/10	27,002	28,620	(1,618)
18,254,056	EUR	State Street Bank & Trust	08/23/10	22,615	23,788	(1,173)
47,065,313	EUR	Union Bank of Switzerland AG	08/23/10	58,479	61,333	(2,854)
6,720,193	EUR	Westpac Banking Corp.	08/23/10	8,223	8,758	(535)

21,081,825	GBP	Barclays Bank plc	08/23/10	31,316	33,078	(1,762)
10,290,616	GBP	Citibank, N.A.	08/23/10	15,527	16,146	(619)
78,590,012	GBP	Credit Suisse International	08/23/10	113,012	123,309	(10,297)
20,238,189	GBP	Goldman Sachs International	08/23/10	29,913	31,754	(1,841)
10,756,451	GBP	Morgan Stanley Co., Inc.	08/23/10	15,878	16,877	(999)
6,174,101	GBP	Royal Bank of Canada	08/23/10	8,952	9,687	(735)
9,117,926	GBP	State Street Bank & Trust	08/23/10	13,724	14,306	(582)
5,633,996	GBP	Union Bank of Switzerland AG	08/23/10	8,830	8,840	(10)
12,279,875	GBP	Westpac Banking Corp.	08/23/10	17,646	19,267	(1,621)

106,031,839	HKD	HSBC Bank, N.A.	08/23/10	13,621	13,653	(32)
42,927,453	HKD	State Street Bank & Trust	08/23/10	5,510	5,527	(17)

1,106,605,285	JPY	Barclays Bank plc	08/23/10	12,604	12,811	(207)
1,657,874,238	JPY	BNP Paribas	08/23/10	18,439	19,193	(754)
2,006,193,774	JPY	HSBC Bank, N.A.	08/23/10	21,978	23,225	(1,247)
5,839,845,121	JPY	Societe Generale	08/23/10	64,359	67,606	(3,247)
1,184,209,396	JPY	Westpac Banking Corp.	08/23/10	13,366	13,709	(343)

43,580,269	SEK	HSBC Bank, N.A.	08/23/10	5,573	6,035	(462)
55,024,649	SEK	Morgan Stanley Co., Inc.	08/23/10	7,171	7,621	(450)

17,281,724	TRY	HSBC Bank, N.A.	08/23/10	10,763	11,426	(663)

				$780,942	$827,799	$(46,857)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	New Turkish Lira

(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments (excluding Investment of Cash collateral for Securities on Loan), of the investments that apply the fair valuation policy for the international investments are approximately $1,352,006,000 and 98.5%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$148,768
Aggregate gross unrealized depreciation	(41,155)
Net unrealized appreciation/depreciation	$107,613
Federal income tax cost of investments	$1,311,863

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$67,470	$1,352,006	$–	$1,419,476

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$54,755	$–	$54,755

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(47,500)	$–	$(47,500)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a common stock held in Canada, a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for securities on loan. Please refer to the SOI for country specifics of the portfolio holdings.
There were no significant transfers between Levels 1 and 2 during the three months ended July 31, 2010.
JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Common Stocks — 93.7%
	Australia — 4.2%
288	QBE Insurance Group Ltd.	4,347
282	Santos Ltd.	3,397

		7,744
	Belgium — 2.7%
115	KBC Groep N.V. (a) (m)	5,045

	Canada — 1.8%
54	First Quantum Minerals Ltd.	3,353

	China — 2.8%
1,957	China Merchants Bank Co., Ltd., Class H (m)	5,241

	Finland — 0.1%
90	Ruukki Group OYJ (a)	195

	France — 10.7%
61	Compagnie Generale des Etablissements Michelin, Class B (m)	4,666
32	PPR (m)	4,330
266	Rhodia S.A. (m)	5,494
88	Sodexo (m)	5,521

		20,011
	Germany — 3.7%
59	Hamburger Hafen und Logistik AG	2,166
100	Lanxess AG (m)	4,820

		6,986
	Italy — 7.9%
1,032	Snam Rete Gas S.p.A. (m)	4,843
3,523	UniCredit S.p.A. (m)	9,854

		14,697
	Japan — 28.2%
129	Aisin Seiki Co., Ltd. (m)	3,590
83	East Japan Railway Co. (m)	5,341
887	Fujitsu Ltd. (m)	6,286
1	Japan Tobacco, Inc. (m)	2,617
960	JX Holdings, Inc. (a) (m)	5,200
931	Marubeni Corp. (m)	4,995
680	Mitsubishi Electric Corp. (m)	5,916
480	Mitsui & Co., Ltd. (m)	6,158
885	Nippon Sheet Glass Co. Ltd. (m)	2,175
449	Ricoh Co., Ltd. (m)	6,201
180	Shiseido Co., Ltd. (m)	4,018

		52,497
	Netherlands — 3.9%
247	Unilever N.V. CVA	7,255

	Norway — 4.6%
458	DnB NOR ASA (m)	5,662
344	Orkla ASA (m)	2,851

		8,513
	Portugal — 3.0%
1,696	EDP - Energias de Portugal S.A. (m)	5,576

	Singapore — 2.7%
2,198	Singapore Telecommunications Ltd. (m)	5,052

	South Africa — 2.9%
1,173	African Bank Investments Ltd. (m)	5,381

	South Korea — 2.7%
59	LG Electronics, Inc. (m)	4,972

	Taiwan — 1.7%
377	HON HAI Precision Industry Co., Ltd., GDR (a) (m)	3,247

	Turkey — 1.8%
658	Turkiye Garanti Bankasi A.S. (m)	3,405

	United Kingdom — 8.3%
753	Cairn Energy plc (a) (m)	5,518
491	Cookson Group plc (a) (m)	3,423
2,002	GKN plc (a) (m)	4,242
148	Petropavlovsk plc (m)	2,345

		15,528
	Total Common Stocks (Cost $161,712)	174,698

	Preferred Stock — 3.7%
	Germany — 3.7%
64	Volkswagen AG (m) (Cost $5,901)	6,792

Short-Term Investment — 4.9%
	Investment Company — 4.9%
9,166	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l)	9,166
	(Cost $9,166)
	Total Investments — 102.3% (Cost $176,779)	190,656
	Liabilities in Excess of Other Assets — (2.3)%	(4,292)
	NET ASSETS — 100.0%	$186,364

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	15.3%
Oil, Gas & Consumable Fuels	7.4
Auto Components	6.6
Trading Companies & Distributors	5.9
Chemicals	5.4
Food Products	3.8
Automobiles	3.6
Industrial Conglomerates	3.4
Computers & Peripherals	3.3
Office Electronics	3.3
Electrical Equipment	3.1
Metals & Mining	3.0
Electric Utilities	2.9
Hotels, Restaurants & Leisure	2.9
Diversified Financial Services	2.8
Road & Rail	2.8
Diversified Telecommunication Services	2.6
Household Durables	2.6
Gas Utilities	2.5
Insurance	2.3
Multiline Retail	2.3
Personal Products	2.1
Electronic Equipment, Instruments & Components	1.7
Tobacco	1.4
Building Products	1.1
Transportation Infrastructure	1.1
Short-Term Investment	4.8

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
7	TOPIX Index	09/09/10	686	(3)
36	Dow Jones Euro STOXX 50 Index	09/17/10	1,288	36
12	FTSE 100 Index	09/17/10	988	14
				47

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $178,137,000 and 93.4%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$20,151
Aggregate gross unrealized depreciation	(6,274)
Net unrealized appreciation/depreciation	$13,877
Federal income tax cost of investments	$176,779

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$7,744	$–	$7,744
Belgium	–	5,045	–	5,045
Canada	3,353	–	–	3,353
China	–	5,241	–	5,241
Finland	–	195	–	195
France	–	20,011	–	20,011
Germany	–	6,986	–	6,986
Italy	–	14,697	–	14,697
Japan	–	52,497	–	52,497
Netherlands	–	7,255	–	7,255
Norway	–	8,513	–	8,513
Portugal	–	5,576	–	5,576
Singapore	–	5,052	–	5,052
South Africa	–	5,381	–	5,381
South Korea	–	4,972	–	4,972
Taiwan	–	3,247	–	3,247
Turkey	–	3,405	–	3,405
United Kingdom	–	15,528	–	15,528
Total Common Stocks	3,353	171,345	–	174,698
Preferred Stocks
Germany	–	6,792	–	6,792
Total Preferred Stocks	–	6,792	–	6,792
Short-Term Investment
Investment Company	9,166	–	–	9,166
Total Investments in Securities	$12,519	$178,137	$–	$190,656

Appreciation in Other Financial Instruments
Futures Contracts	$50	$–	$–	$50

Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$–	$–	$(3)

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan Intrepid European Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 90.5%
		Australia — 0.3%
209		Centamin Egypt Ltd. (a) (m)	493

		Belgium — 2.3%
14		Bekaert S.A. (m)	3,012
1		D'ieteren S.A. (m)	471

			3,483
		Canada — 0.9%
465		Questerre Energy Corp. (a) (c)	1,373

		Denmark — 0.7%
–	(h)	A.P. Moller - Maersk A/S, Class B (m)	1,053

		Finland — 2.4%
62		Metso OYJ (m)	2,460
225		M-real OYJ, Class B (a) (c)	855
54		Stora Enso OYJ, Class R	438

			3,753
		France — 5.8%
18		Arkema S.A. (m)	804
62		BNP Paribas (m)	4,215
28		IPSOS (m)	1,097
140		PagesJaunes Groupe (c)	1,556
23		Sanofi-Aventis S.A. (m)	1,347

			9,019
		Germany — 25.5%
30		Aixtron AG (c)	884
19		Allianz SE (m)	2,232
35		Asian Bamboo AG (c)	1,426
49		BASF SE (m)	2,851
38		Bayerische Motoren Werke AG (m)	2,065
32		Brenntag AG (a) (c) (m)	2,436
25		Continental AG (a) (m)	1,570
62		Daimler AG (a) (m)	3,341
11		Deutsche Bank AG (m)	795
137		Deutsche Post AG (m)	2,396
51		Deutsche Telekom AG (m)	689
240		Infineon Technologies AG (a)	1,622
71		Joyou AG (a) (m)	1,336
59		Lanxess AG (m)	2,860
19		Merck KGaA (m)	1,662
10		Phoenix Solar AG (m)	440
18		Rheinmetall AG (m)	1,053
23		SGL Carbon SE (a) (m)	798
29		Siemens AG (m)	2,855
21		SMA Solar Technology AG (m)	2,583
42		Solarworld AG (c)	567
28		Stada Arzneimittel AG (m)	921
31		Symrise AG (m)	767
12		Vossloh AG (m)	1,161

			39,310
		Ireland — 1.2%
866		Governor & Co. of the Bank of Ireland (The) (a) (m)	943
109		United Business Media Ltd.	944

			1,887
		Italy — 1.6%
118		Amplifon S.p.A. (m)	577
93		Indesit Co. S.p.A. (m)	1,104
97		Recordati S.p.A. (m)	725

			2,406

		Netherlands — 8.9%
82		ASM International N.V. (a) (m)	2,083
45		ASML Holding N.V. (m)	1,453
39		Brit Insurance Holdings N.V. (m)	611
20		Imtech N.V. (m)	560
253		ING Groep N.V. CVA (a) (m)	2,424
47		Koninklijke DSM N.V. (c)	2,236
156		Royal Dutch Shell plc, Class A (c)	4,309

			13,676
		Norway — 1.6%
245		Morpol ASA (a) (m)	816
77		Schibsted ASA (c)	1,714

			2,530
		Portugal — 0.1%
27		Altri SGPS S.A. (a) (m)	141

		Spain — 3.7%
44		Amadeus IT Holding S.A., Class A (a) (m)	775
258		Banco Santander S.A. (c)	3,347
22		Obrascon Huarte Lain S.A. (m)	580
46		Repsol YPF S.A. (m)	1,083

			5,785
		Sweden — 4.5%
69		Byggmax Group AB (a) (m)	472
55		Svenska Cellulosa AB, Class B (m)	787
42		Tele2 AB, Class B (m)	752
304		TeliaSonera AB (m)	2,199
213		Trelleborg AB, Class B, GDR (m)	1,552
94		Volvo AB, Class B (a) (m)	1,176

			6,938
		Switzerland — 10.3%
114		Clariant AG (a) (m)	1,515
3		Forbo Holding AG (m)	1,489
66		Nestle S.A. (m)	3,258
64		Novartis AG (m)	3,089
5		Sulzer AG (c)	568
2		Swatch Group AG (The) (m)	770
261		UBS AG (a) (m)	4,432
3		Zurich Financial Services AG (m)	722

			15,843
		United Kingdom — 20.7%
292		ARM Holdings plc (m)	1,503
42		AstraZeneca plc (m)	2,106
201		BowLeven plc (a) (m)	490
431		BP plc (m)	2,758
41		British Sky Broadcasting Group plc (m)	458
167		Burberry Group plc (m)	2,200
109		Cape plc (a) (m)	455
389		Chariot Oil & Gas Ltd. (a) (m)	758
17		Dana Petroleum plc (a) (m)	448
312		Essar Energy plc (a) (m)	2,025
260		HSBC Holdings plc (m)	2,641
195		IMI plc (m)	2,184
82		Imperial Tobacco Group plc (m)	2,315
82		J Sainsbury plc (m)	440
1,532		Lloyds Banking Group plc (a) (m)	1,654
22		Next plc (m)	734
614		Premier Farnell plc (m)	2,303
8		SSL International plc (m)	146
95		Standard Chartered plc (m)	2,734
123		Tomkins plc (m)	623
1,275		Vodafone Group plc (m)	2,972

			31,947
		Total Common Stocks (Cost $127,362)	139,637
Preferred Stocks — 1.4%
		Germany — 1.4%
7		Draegerwerk AG & Co. KGaA (c)	481
97		ProSiebenSat.1 Media AG (m)	1,705

		Total Preferred Stocks (Cost $2,142)	2,186
Short-Term Investment — 3.8%
		Investment Company — 3.8%
5,851		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $5,851)	5,851
Investments of Cash Collateral for Securities on Loan — 7.1%
		Investment Company — 7.1%
10,998		JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $10,998)	10,998

		Total Investments — 102.8% (Cost $146,353 )	158,672
		Liabilities in Excess of Other Assets — (2.8)%	(4,331)
		NET ASSETS — 100.0%	$154,341

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
(excluding Investments of Cash Collateral for Securities on Loan):

INDUSTRY	PERCENTAGE

Commercial Banks	10.5%
Oil, Gas & Consumable Fuels	9.0
Chemicals	7.5
Pharmaceuticals	6.7
Machinery	6.2
Semiconductors & Semiconductor Equipment	5.5
Media	5.1
Electrical Equipment	4.3
Food Products	3.7
Automobiles	3.7
Capital Markets	3.5
Industrial Conglomerates	3.1
Household Durables	2.7
Diversified Telecommunication Services	2.5
Insurance	2.4
Wireless Telecommunication Services	2.0
Textiles, Apparel & Luxury Goods	2.0
Trading Companies & Distributors	1.9
Diversified Financial Services	1.6
Air Freight & Logistics	1.6
Tobacco	1.6
Electronic Equipment, Instruments & Components	1.6
Paper & Forest Products	1.5
Auto Components	1.1
Short-Term Investment	4.0
Others (each less than 1.0%)	4.7

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
133	Dow Jones Euro STOXX 50 Index	09/17/10	$4,758	$(15)
29	FTSE 100 Index	09/17/10	2,387	9
				$(6)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

GDR	— Global Depositary Receipt.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, (excluding Investments of Cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $141,823,000 and 96.0%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$12,784
Aggregate gross unrealized depreciation	(465)
Net unrealized appreciation/depreciation	$12,319
Federal income tax cost of investments	$146,353

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$16,849	$141,823	$–	$158,672
Appreciation in Other Financial Instruments
Futures Contracts	$9	$–	$–	$9

Depreciation in Other Financial Instruments
Futures Contracts	$(15)	$–	$–	$(15)

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.6%
		Australia — 5.0%
22		Australia & New Zealand Banking Group Ltd. (m)	456
67		BHP Billiton Ltd. (m)	2,422
50		Bradken Ltd. (m)	351
97		Challenger Financial Services Group Ltd. (m)	308
274		Fairfax Media Ltd.	365
23		Flight Centre Ltd. (m)	378
67		IOOF Holdings Ltd. (m)	395
28		MacArthur Coal Ltd. (m)	314
13		Macquarie Group Ltd.	437
13		Newcrest Mining Ltd. (m)	375
51		Seek Ltd. (m)	346
38		Westpac Banking Corp. (m)	832

			6,979
		Austria — 0.5%
6		Andritz AG (m)	364
12		Voestalpine AG	370

			734
		Belgium — 1.1%
2		Bekaert S.A. (m)	470
5		Delhaize Group S.A. (m)	373
7		KBC Groep N.V. (a) (m)	302
11		Umicore (m)	384

			1,529
		Bermuda — 0.2%
11		Signet Jewelers Ltd. (a) (m)	325

		China — 1.5%
553		China Construction Bank Corp., Class H (m)	470
233		China Merchants Bank Co., Ltd., Class H (m)	623
179		Guangzhou R&F Properties Co., Ltd., Class H (m)	281
46		Weichai Power Co., Ltd., Class H (m)	381
152		Yanzhou Coal Mining Co., Ltd., Class H	328

			2,083
		Denmark — 0.9%
5		Carlsberg A/S, Class B (m)	466
10		D/S Norden (m)	377
5		Novo Nordisk A/S, Class B (m)	406

			1,249
		Finland — 1.2%
14		Fortum OYJ (m)	336
11		Metso OYJ (m)	433
53		Nokia OYJ (m)	498
7		Wartsila OYJ (m)	357

			1,624
		France — 8.1%
8		Accor S.A. (m)	253
9		Alstom S.A. (m)	487
53		AXA S.A. (m)	978
17		BNP Paribas (m)	1,171
4		Casino Guichard Perrachon S.A. (m)	351
4		Compagnie Generale des Etablissements Michelin, Class B (m)	277
8		Edenred (a)	137
14		JC Decaux S.A. (a)	356
5		Lafarge S.A. (m)	285
4		LVMH Moet Hennessy Louis Vuitton S.A. (m)	483
5		Pernod-Ricard S.A.	380
4		PPR (m)	536
23		Rhodia S.A. (m)	478
26		Sanofi-Aventis S.A. (m)	1,488
4		Schneider Electric S.A. (m)	493
16		Societe Generale (m)	912
7		Technip S.A. (m)	469
35		Total S.A. (m)	1,754

			11,288
		Germany — 7.2%
11		Aixtron AG	317
5		Allianz SE (m)	534
11		BASF SE (m)	640
11		Bayer AG (m)	630
9		Bayerische Motoren Werke AG (m)	505
10		Daimler AG (a) (m)	567
13		Deutsche Bank AG (m)	936
23		Deutsche Lufthansa AG (a) (m)	378
41		Deutsche Telekom AG (m)	547
26		E.ON AG (m)	790
7		Hannover Rueckversicherung AG (m)	353
51		Infineon Technologies AG (a)	342
8		Lanxess AG (m)	398
3		Linde AG (m)	381
7		MTU Aero Engines Holding AG (m)	395
12		SAP AG (m)	530
11		Siemens AG (m)	1,100
10		Stada Arzneimittel AG (m)	323
15		Symrise AG (m)	382

			10,048
		Hong Kong — 3.7%
167		Cathay Pacific Airways Ltd. (m)	372
304		Chaoda Modern Agriculture Holdings Ltd. (m)	327
36		China Mobile Ltd. (m)	361
289		CNOOC Ltd. (m)	487
143		Hang Lung Properties Ltd. (m)	598
56		Hutchison Whampoa Ltd. (m)	371
17		Jardine Strategic Holdings Ltd. (m)	399
74		Kingboard Chemical Holdings Ltd. (m)	341
55		Orient Overseas International Ltd. (a) (m)	430
480		Pacific Basin Shipping Ltd. (m)	364
24		Sun Hung Kai Properties Ltd. (m)	353
33		Swire Pacific Ltd., Class A (m)	396
65		Wharf Holdings Ltd. (m)	356

			5,155
		India — 0.7%
12		ICICI Bank Ltd., ADR (m)	479
66		Yes Bank Ltd. (m)	423

			902
		Indonesia — 0.5%
56		Astra International Tbk PT (m)	315
344		Bank Rakyat Indonesia (m)	382

			697
		Ireland — 1.1%
555		Governor & Co. of the Bank of Ireland (The) (a) (m)	604
21		Shire plc (m)	471
45		WPP plc (m)	477

			1,552
		Israel — 0.3%
7		Teva Pharmaceutical Industries Ltd., ADR (m)	337

		Italy — 2.4%
29		Banca Generali S.p.A. (m)	325
19		Danieli & C Officine Meccaniche S.p.A. (m)	364
79		Enel S.p.A. (m)	385
31		Indesit Co. S.p.A. (m)	365
147		Intesa Sanpaolo S.p.A. (m)	485
390		Telecom Italia S.p.A. (m)	405
344		UniCredit S.p.A. (m)	961

			3,290
		Japan — 19.2%
27		Aeon Co., Ltd. (m)	284
13		Aisin Seiki Co., Ltd. (m)	359
19		Aoyama Trading Co., Ltd. (m)	299
46		Asahi Glass Co., Ltd. (m)	468
37		Brother Industries Ltd. (m)	394
13		Canon, Inc. (m)	576
–	(h)	Central Japan Railway Co. (m)	447
69		Chiba Bank Ltd. (The) (m)	421
8		Daikin Industries Ltd. (m)	308
8		Daito Trust Construction Co., Ltd. (m)	409
17		Dentsu, Inc. (m)	431
5		Disco Corp. (m)	309
10		Don Quijote Co., Ltd. (m)	258
8		East Japan Railway Co. (m)	540
8		FamilyMart Co., Ltd. (m)	268
17		FCC Co., Ltd. (m)	325
21		Fuji Oil Co., Ltd. (m)	315
86		Fukuoka Financial Group, Inc. (m)	358
64		Fukuyama Transporting Co., Ltd. (m)	308
19		Hitachi Chemical Co., Ltd. (m)	375
21		Hitachi Transport System Ltd. (m)	296
32		Honda Motor Co., Ltd. (m)	1,019
142		Isuzu Motors Ltd. (m)	417
59		ITOCHU Corp. (m)	458
13		JFE Holdings, Inc. (m)	399
52		JX Holdings, Inc. (a) (m)	282
41		Kansai Paint Co., Ltd. (m)	348
21		Komatsu Ltd. (m)	444
74		Kubota Corp. (m)	585
5		Kyocera Corp. (m)	445
14		Makita Corp. (m)	397
100		Marubeni Corp. (m)	537
33		Mitsubishi Corp. (m)	714
205		Mitsubishi UFJ Financial Group, Inc. (m)	1,016
22		Mitsui & Co., Ltd. (m)	280
61		Mitsui OSK Lines Ltd. (m)	412
199		Mizuho Financial Group, Inc. (m)	322
7		Murata Manufacturing Co., Ltd. (m)	336
25		NGK Spark Plug Co., Ltd. (m)	322
33		NHK Spring Co., Ltd. (m)	303
5		Nidec Corp. (m)	461
16		Nihon Kohden Corp. (m)	296
2		Nintendo Co., Ltd. (m)	502
35		Nippon Electric Glass Co., Ltd. (m)	445
22		Nippon Meat Packers, Inc. (m)	289
16		Nippon Telegraph & Telephone Corp. (m)	657
72		Nissan Motor Co., Ltd. (a) (m)	548
8		Nissin Foods Holdings Co., Ltd. (m)	280
3		Nitori Co., Ltd. (m)	276
13		Nitto Denko Corp. (m)	432
6		ORIX Corp. (m)	471
–	(h)	Rakuten, Inc. (m)	311
5		Rohm Co., Ltd. (m)	340
4		Shimamura Co., Ltd. (m)	371
3		SMC Corp. (m)	370
17		Sony Corp.	516
45		Sumitomo Corp. (m)	472
37		Sumitomo Electric Industries Ltd. (m)	433
81		Sumitomo Trust & Banking Co., Ltd. (The) (m)	448
12		Suzuken Co., Ltd. (m)	420
15		Tokai Rika Co., Ltd. (m)	254
72		Tokyo Gas Co., Ltd. (m)	326
1		Yahoo! Japan Corp. (m)	383
6		Yamada Denki Co., Ltd. (m)	425
21		Yamato Holdings Co., Ltd. (m)	263

			26,773
		Macau — 0.3%
262		Wynn Macau Ltd. (a) (m)	448

		Mexico — 0.5%
8		America Movil S.A.B. de C.V., Series L, ADR (m)	404
43		Banco Compartamos S.A. de C.V. (m)	258

			662
		Netherlands — 4.0%
11		ASML Holding N.V. (m)	366
15		CSM (m)	426
97		ING Groep N.V. CVA (a) (m)	932
32		Koninklijke Ahold N.V. (m)	410
32		Koninklijke KPN N.V.	445
17		Koninklijke Philips Electronics N.V. (m)	525
94		Royal Dutch Shell plc, Class B (m)	2,491

			5,595
		Norway — 0.9%
39		DnB NOR ASA (m)	477
31		Telenor ASA (m)	473
8		Yara International ASA (m)	305

			1,255
		Singapore — 0.3%
39		Singapore Airlines Ltd. (m)	449

		South Korea — 0.8%
2		Honam Petrochemical Corp. (m)	327
3		Hyundai Motor Co. (m)	367
1		Samsung Electronics Co., Ltd. (m)	460

			1,154
		Spain — 2.9%
44		Banco Bilbao Vizcaya Argentaria S.A.	596
104		Banco Santander S.A.	1,352
53		Iberdrola S.A. (m)	375
7		Inditex S.A. (m)	487
56		Telefonica S.A. (m)	1,259

			4,069
		Sweden — 0.9%
27		Atlas Copco AB, Class A (m)	445
16		Svenska Handelsbanken AB, Class A (m)	455
29		Volvo AB, Class B (a) (m)	363

			1,263
		Switzerland — 9.9%
31		ABB Ltd. (a) (m)	617
12		Cie Financiere Richemont S.A., Class A (m)	471
26		Credit Suisse Group AG (m)	1,188
88		Ferrexpo plc (m)	381
32		GAM Holding Ltd. (a) (m)	368
7		Holcim Ltd. (m)	438
70		Informa plc (m)	431
57		Nestle S.A. (m)	2,826
40		Novartis AG (m)	1,949
9		Roche Holding AG (m)	1,140
–	(h)	Sika AG (m)	360
4		Sulzer AG	449
1		Swatch Group AG (The) (m)	456
60		UBS AG (a) (m)	1,019
48		Xstrata plc (m)	762
4		Zurich Financial Services AG (m)	939

			13,794
		Taiwan — 0.5%
34		Hon Hai Precision Industry Co., Ltd., GDR (a) (m)	296
43		Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	430

			726
		United Kingdom — 24.0%
65		3i Group plc (m)	290
28		Acergy S.A. (m)	461
20		Aggreko plc (m)	484
18		Anglo American plc (a) (m)	706
86		Ashmore Group plc (m)	383
20		AstraZeneca plc (m)	1,016
15		Autonomy Corp. plc (a) (m)	396
85		Aviva plc (m)	477
223		Barclays plc (m)	1,156
47		BG Group plc (m)	755
305		BP plc (m)	1,948
23		British American Tobacco plc (m)	779
46		Britvic plc (m)	346
191		BT Group plc (m)	426
35		Burberry Group plc (m)	460
58		Cairn Energy plc (a) (m)	425
11		Carnival plc (m)	392
108		Centrica plc (m)	515
51		Compass Group plc (m)	427
61		Cookson Group plc (a) (m)	424
151		EnQuest plc (a) (m)	278
35		Eurasian Natural Resources Corp. plc (m)	492
196		GKN plc (a) (m)	416
70		GlaxoSmithKline plc (m)	1,215
206		HSBC Holdings plc (m)	2,090
76		ICAP plc (m)	478
27		IMI plc (m)	305
76		Inchcape plc (a) (m)	358
28		Intercontinental Hotels Group plc (m)	481
123		International Personal Finance plc (m)	468
83		International Power plc (m)	466
58		Investec plc (m)	450
423		ITV plc (a) (m)	343
74		Kingfisher plc (m)	249
710		Lloyds Banking Group plc (a) (m)	766
126		Man Group plc (m)	429
62		Michael Page International plc (m)	375
13		Next plc (m)	443
30		Pearson plc (m)	473
19		Petrofac Ltd. (m)	378
27		Petropavlovsk plc (m)	431
94		Premier Farnell plc (m)	354
55		Prudential plc (m)	475
78		PZ Cussons plc (m)	418
35		Rio Tinto plc (m)	1,810
40		Rolls-Royce Group plc (a) (m)	366
583		Royal Bank of Scotland Group plc (a) (m)	456
15		SABMiller plc (m)	470
143		Stagecoach Group plc (m)	376
49		Standard Chartered plc (m)	1,424
89		Tesco plc (m)	543
31		Travis Perkins plc (a) (m)	412
972		Vodafone Group plc (m)	2,266
18		Weir Group plc (The) (m)	334

			33,354
		Total Common Stocks (Cost $112,383)	137,334
Preferred Stocks — 1.3%
		Brazil — 0.7%
18		Petroleo Brasileiro S.A., ADR (m)	575
38		Suzano Papel e Celulose S.A. (m)	362

			937
		Germany — 0.6%
7		Henkel AG & Co. KGaA (m)	326
5		Volkswagen AG (m)	496

			822
		Total Preferred Stocks (Cost $1,452)	1,759

		Total Investments — 99.9% (Cost $113,835)	139,093
		Other Assets in Excess of Liabilities — 0.1%	129
		NET ASSETS — 100.0%	$139,222

Percentages indicated are based on net assets.
Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.0%
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.5
Metals & Mining	6.1
Capital Markets	4.8
Machinery	4.3
Chemicals	3.5
Food Products	3.2
Automobiles	3.0
Diversified Telecommunication Services	3.0
Insurance	2.7
Wireless Telecommunication Services	2.2
Electrical Equipment	2.1
Media	2.1
Trading Companies & Distributors	2.1
Industrial Conglomerates	2.0
Semiconductors & Semiconductor Equipment	1.8
Specialty Retail	1.7
Real Estate Management & Development	1.7
Hotels, Restaurants & Leisure	1.7
Auto Components	1.6
Food & Staples Retailing	1.6
Electronic Equipment, Instruments & Components	1.6
Road & Rail	1.4
Electric Utilities	1.4
Textiles, Apparel & Luxury Goods	1.3
Beverages	1.2
Marine	1.1
Software	1.0
Others (each less than 1.0%)	12.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)		Non-income producing security.
(h)		Amount rounds to less than one thousand (shares or dollars).
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $136,248,000 and 98.0%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$27,378
Aggregate gross unrealized depreciation	(2,120)
Net unrealized appreciation/depreciation	$25,258
Federal income tax cost of investments	$113,835

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$6,979	$–	$6,979
Austria	–	734	–	734
Belgium	–	1,529	–	1,529
Bermuda	–	325	–	325
China	–	2,083	–	2,083
Denmark	–	1,249	–	1,249
Finland	–	1,624	–	1,624
France	–	11,288	–	11,288
Germany	–	10,048	–	10,048
Hong Kong	–	5,155	–	5,155
India	–	902	–	902
Indonesia	–	697	–	697
Ireland	–	1,552	–	1,552
Israel	–	337	–	337
Italy	–	3,290	–	3,290
Japan	–	26,773	–	26,773
Macau	–	448	–	448
Mexico	258	404	–	662
Netherlands	–	5,595	–	5,595
Norway	–	1,255	–	1,255
Singapore	–	449	–	449
South Korea	–	1,154	–	1,154
Spain	–	4,069	–	4,069
Sweden	–	1,263	–	1,263
Switzerland	–	13,794	–	13,794
Taiwan	–	726	–	726
United Kingdom	–	33,354	–	33,354
Total Common Stocks	258	137,076	–	137,334
Preferred Stocks
Brazil	362	575	–	937
Germany	–	822	–	822
Total Preferred Stocks	362	1,397	–	1,759
Total Investments in Securities	$620	$138,473	$–	$139,093

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan Latin America Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 79.9%
	Argentina — 4.2%
11	Telecom Argentina S.A., ADR (m)	206
9	Tenaris S.A., ADR (m)	357
4	Ternium S.A., ADR (m)	154

		717
	Brazil — 46.4%
37	All America Latina Logistica S.A. (m)	352
58	BM&FBovespa S.A. (m)	429
13	BR Malls Participacoes S.A. (m)	194
45	Brasil Brokers Participacoes S.A. (m)	175
27	BRF - Brasil Foods S.A. (m)	378
8	BRF - Brasil Foods S.A., ADR (m)	108
21	Cia Siderurgica Nacional S.A., ADR	344
34	Duratex S.A. (m)	357
45	EcoRodovias Infraestrutura e Logistica S.A. (a) (m)	273
4	EDP - Energias do Brasil S.A. (m)	88
11	Estacio Participacoes S.A. (m)	133
38	Gafisa SA (m)	280
26	Gol Linhas Aereas Inteligentes S.A., ADR (m)	367
11	Hypermarcas S.A. (a) (m)	137
20	Itau Unibanco Banco Multiplo S.A., ADR (m)	437
5	Itau Unibanco Holding S.A. (m)	87
19	Localiza Rent A Car S.A. (m)	267
10	Lojas Renner S.A. (m)	349
6	M Dias Branco S.A. (m)	141
27	Marisa Lojas S.A. (a) (m)	347
39	MMX Mineracao e Metalicos S.A. (a) (m)	266
46	MRV Engenharia e Participacoes S.A. (m)	413
8	Natura Cosmeticos S.A. (m)	217
42	OGX Petroleo e Gas Participacoes S.A. (a) (m)	438
28	PDG Realty S.A. Empreendimentos e Participacoes (m)	301
9	Souza Cruz S.A. (m)	393
31	Sul America S.A. (m)	271
4	Totvs S.A. (m)	265
19	Weg S.A. (m)	199

		8,006
	Canada — 3.7%
23	Pacific Rubiales Energy Corp. (a) (m)	558
9	Yamana Gold, Inc. (m)	80

		638
	Chile — 1.3%
10	Cia Cervecerias Unidas S.A. (m)	110
19	Empresas La Polar S.A. (m)	118

		228
	Mexico — 19.9%
9	Alfa S.A.B. de C.V., Class A	73
25	America Movil S.A.B. de C.V., Series L, ADR (m)	1,257
45	Banco Compartamos S.A. de C.V. (m)	270
11	Cemex S.A.B. de C.V., ADR (a) (m)	108
4	Fomento Economico Mexicano S.A.B. de C.V., ADR (m)	180
2	Grupo Aeroportuario del Sureste S.A.B de C.V., ADR (m)	83
82	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	318
125	Grupo Mexico S.A.B. de C.V., Class B (m)	331
106	Mexichem S.A.B. de C.V. (m)	294
9	NII Holdings, Inc. (a) (m)	340
66	Organizacion Soriana S.A.B de C.V., Class B (m)	177

		3,431
	Panama — 1.3%
4	Copa Holdings S.A., Class A (m)	232

	United Kingdom — 3.1%
18	Antofagasta plc (m)	279
32	Wellstream Holdings plc (m)	255

		534
	Total Common Stocks (Cost $11,022)	13,786

Preferred Stocks — 19.0%
	Brazil — 19.0%
44	Banco ABC Brasil S.A. (m)	348
16	Banco Industrial e Comercial S.A. (m)	126
7	Bradespar S.A. (m)	149
8	Cia de Bebidas das Americas, ADR (m)	905
3	Cia de Transmissao de Energia Electrica Paulista (m)	75
27	Gerdau S.A., ADR (m)	399
43	Itau Unibanco Banco Multiplo S.A. (m)	973
34	Randon Participacoes S.A. (m)	223
5	Tam S.A., ADR (m)	90

	Total Preferred Stocks (Cost $2,564)	3,288

Short-Term Investment — 1.2%
	Investment Company — 1.2%
200	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $200)	200
	Total Investments — 100.1% (Cost $13,786)	17,274
	Liabilities in Excess of Other Assets — (0.1)%	(14)
	NET ASSETS — 100.0%	$17,260

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENTAGE

Metals & Mining	11.6%
Commercial Banks	11.2
Wireless Telecommunication Services	9.2
Beverages	6.9
Oil, Gas & Consumable Fuels	5.7
Household Durables	5.7
Multiline Retail	4.7
Diversified Financial Services	4.5
Airlines	4.0
Food Products	3.6
Road & Rail	3.6
Energy Equipment & Services	3.5
Machinery	2.4
Tobacco	2.3
Real Estate Management & Development	2.1
Paper & Forest Products	2.1
Transportation Infrastructure	2.1
Personal Products	2.0
Chemicals	1.7
Insurance	1.6
Consumer Finance	1.6
Software	1.5
Diversified Telecommunication Services	1.2
Food & Staples Retailing	1.0
Short-Term Investment	1.2
Others (each less than 1.0%)	3.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $534,000 and 3.1%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$3,588
Aggregate gross unrealized depreciation	(100)
Net unrealized appreciation/depreciation	$3,488
Federal income tax cost of investments	$13,786

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$–	$717	$–	$717
Brazil	6,750	1,256	–	8,006
Canada	638	–	–	638
Chile	228	–	–	228
Mexico	1,803	1,628	–	3,431
Panama	232	–	–	232
United Kingdom	–	534	–	534
Total Common Stocks	9,651	4,135	–	13,786
Preferred Stocks
Brazil	1,546	1,742	–	3,288
Total Preferred Stocks	1,546	1,742	–	3,288
Short-Term Investment
Investment Company	200	–	–	200
Total Investments in Securities	$11,397	$5,877	$–	$17,274
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan Research Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Positions — 97.2% (j)
	Common Stocks — 96.9%
	Consumer Discretionary — 13.9%
		Auto Components — 0.4%
810	Johnson Controls, Inc.	23,336

		Diversified Consumer Services — 0.4%
460	Apollo Group, Inc., Class A (a)	21,220

		Hotels, Restaurants & Leisure — 1.0%
490	Carnival Corp.	16,993
2,280	International Game Technology	34,747

		51,740
		Household Durables — 0.6%
710	Lennar Corp., Class A	10,487
30	NVR, Inc. (a)	18,795

		29,282
		Internet & Catalog Retail — 1.1%
390	Amazon.com, Inc. (a)	45,977
480	Expedia, Inc.	10,887

		56,864
		Media — 7.3%
3,770	CBS Corp. (Non-Voting), Class B	55,721
910	Discovery Communications, Inc., Class A (a)	35,135
4,360	Gannett Co., Inc.	57,465
3,550	Time Warner, Inc.	111,683
3,270	Walt Disney Co. (The)	110,166

		370,170
		Multiline Retail — 1.1%
470	Family Dollar Stores, Inc.	19,435
470	Kohl's Corp. (a)	22,414
810	Macy's, Inc.	15,106

		56,955
		Specialty Retail — 1.4%
100	AutoZone, Inc. (a)	21,157
470	GameStop Corp., Class A (a)	9,424
740	Lowe's Cos., Inc.	15,348
1,150	Staples, Inc.	23,379

		69,308
		Textiles, Apparel & Luxury Goods — 0.6%
790	Coach, Inc.	29,206

	Total Consumer Discretionary	708,081
	Consumer Staples — 10.7%
		Beverages — 1.2%
710	Coca-Cola Co. (The)	39,128
730	Coca-Cola Enterprises, Inc.	20,951

		60,079
		Food & Staples Retailing — 0.3%
650	Kroger Co. (The)	13,767

		Food Products — 6.0%
740	Archer-Daniels-Midland Co.	20,246
1,720	Campbell Soup Co.	61,748
3,050	General Mills, Inc.	104,310
1,740	Kellogg Co.	87,087
1,090	Kraft Foods, Inc., Class A	31,839

		305,230
		Household Products — 1.6%
720	Kimberly-Clark Corp.	46,166
590	Procter & Gamble Co. (The)	36,085

		82,251
		Tobacco — 1.6%
1,620	Philip Morris International, Inc.	82,685

	Total Consumer Staples	544,012
	Energy — 3.5%
		Energy Equipment & Services — 0.7%
570	Cameron International Corp. (a)	22,566
740	Nabors Industries Ltd., (Bermuda) (a)	13,624

		36,190
		Oil, Gas & Consumable Fuels — 2.8%
490	Apache Corp.	46,834
270	ConocoPhillips	14,909
200	EOG Resources, Inc.	19,500
170	Noble Energy, Inc.	11,400
280	Occidental Petroleum Corp.	21,820
180	Pioneer Natural Resources Co.	10,426
510	Southwestern Energy Co. (a)	18,590

		143,479
	Total Energy	179,669
	Financials — 23.6%
		Capital Markets — 1.5%
810	Bank of New York Mellon Corp. (The)	20,307
250	Goldman Sachs Group, Inc. (The)	37,705
580	Morgan Stanley	15,654

		73,666
		Commercial Banks — 3.7%
1,190	BB&T Corp.	29,548
1,240	Fifth Third Bancorp	15,760
1,270	First Horizon National Corp. (a)	14,567
5,030	Popular, Inc. (a)	14,436
1,580	Regions Financial Corp.	11,581
450	SVB Financial Group (a)	19,436
600	U.S. Bancorp	14,340
1,510	Wells Fargo & Co.	41,872
1,050	Wilmington Trust Corp.	10,647
820	Zions Bancorp	18,196

		190,383
		Diversified Financial Services — 1.2%
1,290	Bank of America Corp.	18,111
5,710	Citigroup, Inc. (a)	23,411
190	IntercontinentalExchange, Inc. (a)	20,068

		61,590
		Insurance — 6.7%
1,390	ACE Ltd., (Switzerland)	73,781
1,720	Aflac, Inc.	84,607
1,290	Allstate Corp. (The)	36,430
270	Everest Re Group Ltd., (Bermuda)	20,957
540	Lincoln National Corp.	14,062
1,230	MetLife, Inc.	51,734
720	RenaissanceRe Holdings Ltd., (Bermuda)	41,198
1,000	XL Group plc, (Bermuda)	17,730

		340,499
		Real Estate Investment Trusts (REITs) — 10.1%
2,310	Apartment Investment & Management Co., Class A	49,596
1,770	Associated Estates Realty Corp.	24,497
3,860	Brandywine Realty Trust	43,850
910	BRE Properties, Inc.	37,765
1,100	DiamondRock Hospitality Co. (a)	10,208
570	Digital Realty Trust, Inc.	36,035
4,180	Duke Realty Corp.	49,993
410	Equity Residential	18,798
1,590	Host Hotels & Resorts, Inc.	22,801
1,090	Omega Healthcare Investors, Inc.	23,958
800	Pebblebrook Hotel Trust (a)	14,632
3,280	Pennsylvania Real Estate Investment Trust	40,311
710	Plum Creek Timber Co., Inc.	25,475
650	Regency Centers Corp.	24,531
1,480	Senior Housing Properties Trust	33,374
300	Simon Property Group, Inc.	26,766
6,620	Strategic Hotels & Resorts, Inc. (a)	30,518

		513,108
		Real Estate Management & Development — 0.4%
1,230	Hudson Pacific Properties, Inc. (a)	20,246

	Total Financials	1,199,492
	Health Care — 4.8%
		Biotechnology — 2.7%
540	Alexion Pharmaceuticals, Inc. (a)	29,354
480	Biogen Idec, Inc. (a)	26,823
1,500	Celgene Corp. (a)	82,725

		138,902
		Pharmaceuticals — 2.1%
970	Abbott Laboratories	47,607
1,630	Merck & Co., Inc.	56,170

		103,777
	Total Health Care	242,679
	Industrials — 11.0%
		Aerospace & Defense — 3.6%
800	Honeywell International, Inc.	34,288
1,590	Northrop Grumman Corp.	93,237
770	United Technologies Corp.	54,747

		182,272
		Industrial Conglomerates — 0.6%
770	Tyco International Ltd., (Switzerland)	29,475

		Machinery — 3.4%
740	Deere & Co.	49,343
1,930	PACCAR, Inc.	88,433
560	Parker Hannifin Corp.	34,787

		172,563
		Road & Rail — 2.8%
1,010	CSX Corp.	53,247
770	Norfolk Southern Corp.	43,328
580	Union Pacific Corp.	43,309

		139,884
		Trading Companies & Distributors — 0.6%
1,160	GATX Corp.	32,782

	Total Industrials	556,976
	Information Technology — 19.2%
		Communications Equipment — 4.0%
2,510	Cisco Systems, Inc. (a)	57,906
1,600	Juniper Networks, Inc. (a)	44,448
2,670	QUALCOMM, Inc.	101,673

		204,027
		Computers & Peripherals — 1.8%
155	Apple, Inc. (a)	39,874
880	Hewlett-Packard Co.	40,515
270	SanDisk Corp. (a)	11,799

		92,188
		Electronic Equipment, Instruments & Components — 0.4%
1,200	Corning, Inc.	21,744

		IT Services — 2.0%
870	Cognizant Technology Solutions Corp., Class A (a)	47,467
430	Computer Sciences Corp.	19,492
1,100	Genpact Ltd., (Bermuda) (a)	16,577
80	MasterCard, Inc., Class A	16,803

		100,339
		Semiconductors & Semiconductor Equipment — 9.7%
2,540	Advanced Micro Devices, Inc. (a)	19,025
2,050	Analog Devices, Inc.	60,905
2,120	Broadcom Corp., Class A	76,384
7,110	Intersil Corp., Class A	80,770
490	KLA-Tencor Corp.	15,518
350	Lam Research Corp. (a)	14,767
10,660	LSI Corp. (a)	42,960
2,100	Marvell Technology Group Ltd., (Bermuda) (a)	31,332
750	MEMC Electronic Materials, Inc. (a)	7,170
2,530	Novellus Systems, Inc. (a)	67,576
4,800	PMC-Sierra, Inc. (a)	38,880
1,460	Xilinx, Inc.	40,763

		496,050
		Software — 1.3%
1,660	Microsoft Corp.	42,845
900	Oracle Corp.	21,276

		64,121
	Total Information Technology	978,469
	Materials — 6.5%
		Chemicals — 4.4%
600	Air Products & Chemicals, Inc.	43,548
2,280	Dow Chemical Co. (The)	62,312
2,180	E.l. du Pont de Nemours & Co.	88,661
400	PPG Industries, Inc.	27,788

		222,309
		Metals & Mining — 2.1%
1,340	Freeport-McMoRan Copper & Gold, Inc.	95,864
400	Vale S.A., (Brazil), ADR	11,120

		106,984
	Total Materials	329,293
	Telecommunication Services — 3.7%
		Diversified Telecommunication Services — 0.9%
1,640	Verizon Communications, Inc.	47,658

		Wireless Telecommunication Services — 2.8%
840	American Tower Corp., Class A (a)	38,842
700	Crown Castle International Corp. (a)	27,657
16,550	Sprint Nextel Corp. (a)	75,633

		142,132
	Total Telecommunication Services	189,790
	Total Common Stocks (Cost $4,883,515)	4,928,461

	Short-Term Investment — 0.3%
		Investment Company — 0.3%
14,684	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $14,684)	14,684
	Total Investments — 97.2% (Cost $4,898,199)	4,943,145
	Other Assets in Excess of Liabilities — 2.8%	141,719
	NET ASSETS — 100.0%	$5,084,864

Short Positions — 74.0%
	Common Stocks — 74.0%
	Consumer Discretionary — 5.7%
		Automobiles — 0.4%
1,410	Ford Motor Co. (a)	18,006

		Hotels, Restaurants & Leisure — 0.6%
570	Cheesecake Factory, Inc. (The) (a)	13,361
560	Marriott International, Inc., Class A	18,989

		32,350
		Household Durables — 0.6%
1,300	D.R. Horton, Inc.	14,326
1,720	Pulte Group, Inc. (a)	15,102

		29,428
		Media — 3.5%
960	Comcast Corp., Class A	18,691
2,510	New York Times Co. (The), Class A (a)	21,937
3,010	News Corp., Class B	44,518
690	Omnicom Group, Inc.	25,709
480	Scripps Networks Interactive, Inc., Class A	20,463
270	Time Warner Cable, Inc.	15,436
80	Washington Post Co. (The), Class B	33,639

		180,393
		Multiline Retail — 0.6%
470	Dollar General Corp. (a)	13,715
230	Sears Holdings Corp. (a)	16,330

		30,045
	Total Consumer Discretionary	290,222
	Consumer Staples — 7.4%
		Beverages — 0.7%
580	PepsiCo, Inc.	37,648

		Food & Staples Retailing — 0.9%
410	Costco Wholesale Corp.	23,251
530	Safeway, Inc.	10,886
310	Whole Foods Market, Inc. (a)	11,771

		45,908
		Food Products — 1.9%
660	H.J. Heinz Co.	29,357
1,060	Hershey Co. (The)	49,820
1,090	Sara Lee Corp.	16,121

		95,298
		Household Products — 2.5%
650	Clorox Co.	42,172
1,080	Colgate-Palmolive Co.	85,298

		127,470
		Personal Products — 0.9%
760	Estee Lauder Cos., Inc. (The), Class A	47,310

		Tobacco — 0.5%
1,120	Altria Group, Inc.	24,819

	Total Consumer Staples	378,453
	Energy — 3.5%
		Energy Equipment & Services — 0.9%
600	Pride International, Inc. (a)	14,274
500	Tenaris S.A., (Luxembourg), ADR	20,025
230	Transocean Ltd., (Switzerland) (a)	10,628

		44,927
		Oil, Gas & Consumable Fuels — 2.6%
1,090	Chesapeake Energy Corp.	22,923
940	Denbury Resources, Inc. (a)	14,890
1,050	Sunoco, Inc.	37,453
3,380	Tesoro Corp.	43,636
320	Ultra Petroleum Corp. (a)	13,558

		132,460
	Total Energy	177,387
	Financials — 19.3%
		Capital Markets — 1.2%
130	BlackRock, Inc.	20,474
750	Federated Investors, Inc., Class B	15,915
500	Northern Trust Corp.	23,495

		59,884
		Commercial Banks — 2.5%
290	Bank of Hawaii Corp.	14,445
340	Commerce Bancshares, Inc.	13,311
330	Cullen/Frost Bankers, Inc.	18,219
1,960	KeyCorp	16,582
250	Prosperity Bancshares, Inc.	8,470
500	UMB Financial Corp.	18,810
1,800	Valley National Bancorp	26,118
260	Westamerica Bancorp	13,977

		129,932
		Insurance — 5.6%
590	American International Group, Inc. (a)	22,697
580	Chubb Corp.	30,526
1,230	Hartford Financial Services Group, Inc.	28,794
2,080	Marsh & McLennan Cos., Inc.	48,922
2,230	Progressive Corp. (The)	43,797
1,130	Travelers Cos., Inc. (The)	57,009
1,940	W.R. Berkley Corp.	52,399

		284,144
		Real Estate Investment Trusts (REITs) — 10.0%
500	AvalonBay Communities, Inc.	52,545
1,560	CBL & Associates Properties, Inc.	21,949
1,470	Extra Space Storage, Inc.	22,800
1,700	HCP, Inc.	60,299
960	Highwoods Properties, Inc.	30,058
850	Home Properties, Inc.	42,219
820	Kilroy Realty Corp.	27,536
870	National Retail Properties, Inc.	20,114
1,470	Post Properties, Inc.	37,456
730	PS Business Parks, Inc.	42,391
1,280	Realty Income Corp.	41,075
460	Tanger Factory Outlet Centers	20,562
580	Taubman Centers, Inc.	23,774
670	Ventas, Inc.	33,982
990	Washington Real Estate Investment Trust	30,047

		506,807
	Total Financials	980,767
	Health Care — 2.1%
		Biotechnology — 0.2%
410	Amylin Pharmaceuticals, Inc. (a)	7,757
460	Isis Pharmaceuticals, Inc. (a)	4,549

		12,306
		Pharmaceuticals — 1.9%
1,320	Eli Lilly & Co.	46,992
830	Johnson & Johnson	48,215

		95,207
	Total Health Care	107,513
	Industrials — 10.1%
		Aerospace & Defense — 4.1%
710	Boeing Co. (The)	48,379
660	General Dynamics Corp.	40,425
850	Lockheed Martin Corp.	63,877
1,250	Raytheon Co.	57,838

		210,519
		Air Freight & Logistics — 1.1%
230	FedEx Corp.	18,987
560	United Parcel Service, Inc., Class B	36,400

		55,387
		Electrical Equipment — 0.5%
450	Rockwell Automation, Inc.	24,368

		Machinery — 2.3%
540	Caterpillar, Inc.	37,665
620	Dover Corp.	29,741
810	Illinois Tool Works, Inc.	35,235
310	Ingersoll-Rand plc, (Ireland)	11,613

		114,254
		Road & Rail — 1.8%
1,880	Heartland Express, Inc.	30,118
1,400	Knight Transportation, Inc.	29,288
1,350	Werner Enterprises, Inc.	31,090

		90,496
		Trading Companies & Distributors — 0.3%
140	W.W. Grainger, Inc.	15,681

	Total Industrials	510,705
	Information Technology — 16.5%
		Communications Equipment — 0.4%
2,580	Motorola, Inc. (a)	19,324

		Computers & Peripherals — 0.3%
390	NetApp, Inc. (a)	16,497

		Electronic Equipment, Instruments & Components — 0.3%
480	Agilent Technologies, Inc. (a)	13,406

		Internet Software & Services — 2.0%
680	AOL, Inc. (a)	14,226
2,630	eBay, Inc. (a)	54,993
2,400	Yahoo!, Inc. (a)	33,312

		102,531
		IT Services — 0.8%
210	Automatic Data Processing, Inc.	8,667
700	Paychex, Inc.	18,193
870	SAIC, Inc. (a)	14,468

		41,328
		Semiconductors & Semiconductor Equipment — 12.0%
1,450	ASML Holding N.V., (Netherlands)	46,676
4,680	Atmel Corp. (a)	24,476
2,970	Cypress Semiconductor Corp. (a)	31,482
100	First Solar, Inc. (a)	12,545
3,170	Intel Corp.	65,302
4,300	Linear Technology Corp.	137,084
4,380	Microchip Technology, Inc.	133,371
1,090	Micron Technology, Inc. (a)	7,935
6,050	National Semiconductor Corp.	83,490
1,830	Teradyne, Inc. (a)	19,691
1,930	Texas Instruments, Inc.	47,652

		609,704
		Software — 0.7%
1,430	Electronic Arts, Inc. (a)	22,780
2,820	THQ, Inc. (a)	12,859

		35,639
	Total Information Technology	838,429
	Materials — 6.8%
		Chemicals — 4.7%
940	Ecolab, Inc.	45,975
880	OM Group, Inc. (a)	23,760
310	Potash Corp. of Saskatchewan, Inc., (Canada)	32,510
720	Praxair, Inc.	62,510
260	Sherwin-Williams Co. (The)	17,979
1,030	Valspar Corp.	32,352
990	Westlake Chemical Corp.	24,493

		239,579
		Metals & Mining — 2.1%
2,450	AK Steel Holding Corp.	34,276
2,380	Alcoa, Inc.	26,585
360	Nucor Corp.	14,090
700	United States Steel Corp.	31,031

		105,982
	Total Materials	345,561
	Telecommunication Services — 1.9%
		Diversified Telecommunication Services — 1.0%
2,000	AT&T, Inc.	51,880

		Wireless Telecommunication Services — 0.9%
1,200	SBA Communications Corp., Class A (a)	43,416

	Total Telecommunication Services	95,296
	Utilities — 0.7%
		Independent Power Producers & Energy Traders — 0.7%
1,630	NRG Energy, Inc. (a)	36,969

	Total Short Positions (Proceeds $3,712,286)	$3,761,302

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	-	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)		All or a portion of these securities are segregated for short sales.
(l)		The rate shown is the current yield as of July 31, 2010.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$171,341
Aggregate gross unrealized depreciation	(126,395)
Net unrealized appreciation/depreciation	$44,946
Federal income tax cost of investments	$4,898,199

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$4,943,145	$–	$–	$4,943,145
Total Liabilities in Securities Sold Short #	$(3,761,302)	$–	$–	$(3,761,302)
# Portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 95.8% (j)
	Common Stocks — 83.6%
	Consumer Discretionary — 10.6%
	Auto Components — 0.7%
302	Johnson Controls, Inc.	8,693

	Diversified Consumer Services — 0.2%
60	Apollo Group, Inc., Class A (a)	2,768

	Hotels, Restaurants & Leisure — 0.6%
108	Carnival Corp.	3,749
277	International Game Technology	4,219

		7,968
	Household Durables — 0.5%
275	Lennar Corp., Class A	4,059
4	NVR, Inc. (a)	2,694

		6,753
	Internet & Catalog Retail — 1.0%
90	Amazon.com, Inc. (a)	10,557
86	Expedia, Inc.	1,946

		12,503
	Media — 5.2%
262	CBS Corp., Class B	3,871
102	Discovery Communications, Inc., Class A (a)	3,926
801	Gannett Co., Inc.	10,557
773	Time Warner, Inc.	24,306
716	Walt Disney Co. (The)	24,119

		66,779
	Multiline Retail — 0.8%
95	Family Dollar Stores, Inc.	3,920
79	Kohl's Corp. (a)	3,770
133	Macy's, Inc.	2,488

		10,178
	Specialty Retail — 1.2%
21	AutoZone, Inc. (a)	4,337
126	GameStop Corp., Class A (a)	2,531
37	Lowe's Cos., Inc.	757
367	Staples, Inc.	7,451

		15,076
	Textiles, Apparel & Luxury Goods — 0.4%
133	Coach, Inc.	4,910

	Total Consumer Discretionary	135,628
	Consumer Staples — 7.5%
	Beverages — 0.9%
125	Coca-Cola Co. (The)	6,861
164	Coca-Cola Enterprises, Inc.	4,701

		11,562
	Food & Staples Retailing — 0.6%
73	CVS Caremark Corp.	2,232
103	Kroger Co. (The)	2,173
131	Sysco Corp.	4,071

		8,476
	Food Products — 3.3%
171	Archer-Daniels-Midland Co.	4,684
182	Campbell Soup Co.	6,534
474	General Mills, Inc.	16,207
167	Kellogg Co.	8,333
215	Kraft Foods, Inc., Class A	6,269

		42,027
	Household Products — 1.2%
157	Kimberly-Clark Corp.	10,067
93	Procter & Gamble Co. (The)	5,657

		15,724
	Tobacco — 1.5%
368	Philip Morris International, Inc.	18,778

	Total Consumer Staples	96,567
	Energy — 3.6%
	Energy Equipment & Services — 0.6%
146	Cameron International Corp. (a)	5,764
124	Nabors Industries Ltd., (Bermuda) (a)	2,283

		8,047
	Oil, Gas & Consumable Fuels — 3.0%
126	Apache Corp.	12,076
59	ConocoPhillips	3,241
92	EOG Resources, Inc.	9,014
74	Noble Energy, Inc.	4,983
79	Occidental Petroleum Corp.	6,190
5	Pioneer Natural Resources Co.	301
127	Valero Energy Corp.	2,153

		37,958
	Total Energy	46,005
	Financials — 19.3%
	Capital Markets — 1.3%
123	Bank of New York Mellon Corp. (The)	3,076
32	Goldman Sachs Group, Inc. (The)	4,774
102	Invesco Ltd.	1,985
164	Morgan Stanley	4,435
67	State Street Corp.	2,588

		16,858
	Commercial Banks — 2.9%
373	BB&T Corp.	9,259
197	Fifth Third Bancorp	2,502
268	First Horizon National Corp. (a)	3,073
1,011	Popular, Inc. (a)	2,900
472	Regions Financial Corp.	3,456
32	SVB Financial Group (a)	1,369
97	U.S. Bancorp	2,323
274	Wells Fargo & Co.	7,604
184	Wilmington Trust Corp.	1,868
128	Zions Bancorp	2,831

		37,185
	Diversified Financial Services — 1.0%
331	Bank of America Corp.	4,646
1,363	Citigroup, Inc. (a)	5,587
10	CME Group, Inc.	2,704

		12,937
	Insurance — 5.7%
291	ACE Ltd., (Switzerland)	15,444
322	Aflac, Inc.	15,859
206	Allstate Corp. (The)	5,823
53	Everest Re Group Ltd., (Bermuda)	4,075
104	Lincoln National Corp.	2,700
203	MetLife, Inc.	8,517
237	RenaissanceRe Holdings Ltd., (Bermuda)	13,589
364	XL Group plc, (Bermuda)	6,450

		72,457
	Real Estate Investment Trusts (REITs) — 8.4%
684	Apartment Investment & Management Co., Class A	14,683
431	Associated Estates Realty Corp.	5,966
1,019	Brandywine Realty Trust	11,581
175	BRE Properties, Inc.	7,242
221	DiamondRock Hospitality Co. (a)	2,054
200	Digital Realty Trust, Inc.	12,650
184	Duke Realty Corp.	2,202
82	Equity Residential	3,755
716	Host Hotels & Resorts, Inc.	10,273
120	Pebblebrook Hotel Trust (a)	2,188
489	Pennsylvania Real Estate Investment Trust	6,004
169	Plum Creek Timber Co., Inc.	6,060
202	Regency Centers Corp.	7,605
281	Senior Housing Properties Trust	6,332
26	Simon Property Group, Inc.	2,275
1,503	Strategic Hotels & Resorts, Inc. (a)	6,927

		107,797
	Total Financials	247,234
	Health Care — 5.7%
	Biotechnology — 2.7%
124	Alexion Pharmaceuticals, Inc. (a)	6,735
129	Biogen Idec, Inc. (a)	7,192
372	Celgene Corp. (a)	20,512

		34,439
	Health Care Equipment & Supplies — 0.3%
111	Covidien plc, (Ireland)	4,126

	Health Care Providers & Services — 0.5%
97	Aetna, Inc.	2,699
85	Cardinal Health, Inc.	2,730
25	WellPoint, Inc. (a)	1,242

		6,671
	Pharmaceuticals — 2.2%
286	Abbott Laboratories	14,050
391	Merck & Co., Inc.	13,468

		27,518
	Total Health Care	72,754
	Industrials — 10.3%
	Aerospace & Defense — 2.5%
144	Honeywell International, Inc.	6,189
272	Northrop Grumman Corp.	15,959
139	United Technologies Corp.	9,893

		32,041
	Industrial Conglomerates — 0.5%
167	Tyco International Ltd., (Switzerland)	6,374

	Machinery — 3.6%
152	Deere & Co.	10,149
552	PACCAR, Inc.	25,313
182	Parker Hannifin Corp.	11,325

		46,787
	Road & Rail — 3.1%
371	CSX Corp.	19,541
176	Norfolk Southern Corp.	9,915
140	Union Pacific Corp.	10,431

		39,887
	Trading Companies & Distributors — 0.6%
252	GATX Corp.	7,124

	Total Industrials	132,213
	Information Technology — 15.8%
	Communications Equipment — 2.9%
331	Cisco Systems, Inc. (a)	7,643
280	Juniper Networks, Inc. (a)	7,783
564	QUALCOMM, Inc.	21,479

		36,905
	Computers & Peripherals — 1.3%
28	Apple, Inc. (a)	7,126
143	Hewlett-Packard Co.	6,598
64	SanDisk Corp. (a)	2,816

		16,540
	Electronic Equipment, Instruments & Components — 0.3%
258	Corning, Inc.	4,669

	IT Services — 1.1%
186	Cognizant Technology Solutions Corp., Class A (a)	10,121
149	Genpact Ltd., (Bermuda) (a)	2,246
10	MasterCard, Inc., Class A	2,016

		14,383
	Semiconductors & Semiconductor Equipment — 9.7%
394	Advanced Micro Devices, Inc. (a)	2,952
838	Analog Devices, Inc.	24,891
372	Broadcom Corp., Class A	13,385
1,468	Intersil Corp., Class A	16,673
98	KLA-Tencor Corp.	3,091
71	Lam Research Corp. (a)	2,983
1,935	LSI Corp. (a)	7,796
888	Marvell Technology Group Ltd., (Bermuda) (a)	13,255
266	MEMC Electronic Materials, Inc. (a)	2,546
778	Novellus Systems, Inc. (a)	20,772
1,206	PMC-Sierra, Inc. (a)	9,767
208	Xilinx, Inc.	5,795

		123,906
	Software — 0.5%
251	Microsoft Corp.	6,467

	Total Information Technology	202,870
	Materials — 6.2%
	Chemicals — 4.0%
175	Air Products & Chemicals, Inc.	12,708
375	Dow Chemical Co. (The)	10,242
600	E.l. du Pont de Nemours & Co.	24,385
55	PPG Industries, Inc.	3,814

		51,149
	Metals & Mining — 2.2%
370	Freeport-McMoRan Copper & Gold, Inc.	26,463
59	Vale S.A., (Brazil), ADR	1,647

		28,110
	Total Materials	79,259
	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 0.8%
333	Verizon Communications, Inc.	9,673

	Wireless Telecommunication Services — 2.7%
308	American Tower Corp., Class A (a)	14,233
100	Crown Castle International Corp. (a)	3,967
3,599	Sprint Nextel Corp. (a)	16,447

		34,647
	Total Telecommunication Services	44,320
	Utilities — 1.1%
	Electric Utilities — 0.6%
75	Edison International	2,486
454	NV Energy, Inc.	5,765

		8,251
	Multi-Utilities — 0.3%
102	SCANA Corp.	3,896

	Water Utilities — 0.2%
114	American Water Works Co., Inc.	2,429

	Total Utilities	14,576
	Total Common Stocks (Cost $1,022,382)	1,071,426

PRINCIPAL AMOUNT ($)
	U.S. Treasury Obligation — 0.1%
1,390	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $1,400)	1,400

SHARES
	Short-Term Investment — 12.1%
	Investment Company — 12.1%
155,184	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (Cost $155,184)	155,184
	Total Investments — 95.8% (Cost $1,178,966)	1,228,010
	Other Assets in Excess of Liabilities — 4.2%	53,021
	NET ASSETS — 100.0%	$1,281,031

Short Positions — 83.6%
	Common Stocks — 83.6%
	Consumer Discretionary — 6.5%
	Automobiles — 0.4%
407	Ford Motor Co. (a)	5,195

	Diversified Consumer Services — 0.2%
37	ITT Educational Services, Inc. (a)	2,987

	Hotels, Restaurants & Leisure — 1.2%
113	Cheesecake Factory, Inc. (The) (a)	2,649
112	Choice Hotels International, Inc.	3,690
187	Marriott International, Inc., Class A	6,357
100	Starbucks Corp.	2,474

		15,170
	Household Durables — 0.5%
172	D.R. Horton, Inc.	1,896
36	MDC Holdings, Inc.	1,045
277	Pulte Group, Inc. (a)	2,430
60	Ryland Group, Inc.	973

		6,344
	Leisure Equipment & Products — 0.3%
153	Mattel, Inc.	3,242

	Media — 3.4%
175	Comcast Corp., Class A	3,415
492	New York Times Co. (The), Class A (a)	4,296
469	News Corp., Class B	6,940
166	Omnicom Group, Inc.	6,187
98	Scripps Networks Interactive, Inc., Class A	4,165
84	Time Warner Cable, Inc.	4,798
238	Viacom, Inc., Class B	7,860
14	Washington Post Co. (The), Class B	6,072

		43,733
	Multiline Retail — 0.5%
201	Dollar General Corp. (a)	5,871
17	Sears Holdings Corp. (a)	1,200

		7,071
	Specialty Retail — 0.0% (g)
4	Ross Stores, Inc.	195

	Total Consumer Discretionary	83,937
	Consumer Staples — 7.5%
	Beverages — 0.5%
87	PepsiCo, Inc.	5,615

	Food & Staples Retailing — 1.2%
141	Costco Wholesale Corp.	7,985
159	Safeway, Inc.	3,270
101	Whole Foods Market, Inc. (a)	3,850

		15,105
	Food Products — 2.0%
171	H.J. Heinz Co.	7,597
343	Hershey Co. (The)	16,109
126	Sara Lee Corp.	1,865

		25,571
	Household Products — 2.6%
178	Clorox Co.	11,516
278	Colgate-Palmolive Co.	21,972

		33,488
	Personal Products — 0.8%
170	Estee Lauder Cos., Inc. (The), Class A	10,610

	Tobacco — 0.4%
242	Altria Group, Inc.	5,363

	Total Consumer Staples	95,752
	Energy — 3.4%
	Energy Equipment & Services — 0.6%
103	Pride International, Inc. (a)	2,457
11	Tenaris S.A., (Luxembourg), ADR	457
38	Transocean Ltd., (Switzerland) (a)	1,770
149	Weatherford International Ltd., (Switzerland) (a)	2,407

		7,091
	Oil, Gas & Consumable Fuels — 2.8%
273	Chesapeake Energy Corp.	5,745
9	Chevron Corp.	656
266	Denbury Resources, Inc. (a)	4,218
332	Sunoco, Inc.	11,825
1,041	Tesoro Corp.	13,437

		35,881
	Total Energy	42,972
	Financials — 19.9%
	Capital Markets — 2.4%
107	Ameriprise Financial, Inc.	4,548
33	BlackRock, Inc.	5,260
149	Charles Schwab Corp. (The)	2,204
249	Federated Investors, Inc., Class B	5,274
238	Northern Trust Corp.	11,193
35	T. Rowe Price Group, Inc.	1,664

		30,143
	Commercial Banks — 3.3%
43	BancorpSouth, Inc.	634
124	Bank of Hawaii Corp.	6,176
139	Commerce Bancshares, Inc.	5,458
97	Cullen/Frost Bankers, Inc.	5,377
407	KeyCorp	3,447
32	M&T Bank Corp.	2,783
164	UMB Financial Corp.	6,157
474	Valley National Bancorp	6,873
94	Westamerica Bancorp	5,053

		41,958
	Consumer Finance — 0.1%
42	American Express Co.	1,875

	Insurance — 5.3%
124	American International Group, Inc. (a)	4,784
166	Chubb Corp.	8,737
175	Hartford Financial Services Group, Inc.	4,085
510	Marsh & McLennan Cos., Inc.	11,995
596	Progressive Corp. (The)	11,709
219	Travelers Cos., Inc. (The)	11,059
593	W.R. Berkley Corp.	16,020

		68,389
	Real Estate Investment Trusts (REITs) — 8.5%
125	AvalonBay Communities, Inc.	13,147
261	CBL & Associates Properties, Inc.	3,678
529	Equity One, Inc.	9,006
60	Extra Space Storage, Inc.	923
417	HCP, Inc.	14,801
134	Highwoods Properties, Inc.	4,199
189	Home Properties, Inc.	9,378
263	Kilroy Realty Corp.	8,825
42	National Retail Properties, Inc.	965
168	Post Properties, Inc.	4,275
173	PS Business Parks, Inc.	10,034
28	Realty Income Corp.	886
133	Tanger Factory Outlet Centers	5,945
193	Taubman Centers, Inc.	7,919
271	Ventas, Inc.	13,740
44	Washington Real Estate Investment Trust	1,347

		109,068
	Thrifts & Mortgage Finance — 0.3%
190	New York Community Bancorp, Inc.	3,285

	Total Financials	254,718
	Health Care — 6.0%
	Biotechnology — 0.8%
115	Amgen, Inc. (a)	6,293
130	Amylin Pharmaceuticals, Inc. (a)	2,456
153	Isis Pharmaceuticals, Inc. (a)	1,511

		10,260
	Health Care Equipment & Supplies — 0.1%
23	Varian Medical Systems, Inc. (a)	1,289

	Health Care Providers & Services — 0.7%
48	DaVita, Inc. (a)	2,776
55	Laboratory Corp. of America Holdings (a)	4,021
87	UnitedHealth Group, Inc.	2,648

		9,445
	Life Sciences Tools & Services — 0.2%
33	Waters Corp. (a)	2,085

	Pharmaceuticals — 4.2%
748	Eli Lilly & Co.	26,626
448	Johnson & Johnson	26,010
27	Watson Pharmaceuticals, Inc. (a)	1,106

		53,742
	Total Health Care	76,821
	Industrials — 9.6%
	Aerospace & Defense — 3.3%
168	Boeing Co. (The)	11,454
96	General Dynamics Corp.	5,868
97	ITT Corp.	4,566
211	Lockheed Martin Corp.	15,834
84	Raytheon Co.	3,889

		41,611
	Air Freight & Logistics — 0.7%
52	FedEx Corp.	4,284
81	United Parcel Service, Inc., Class B	5,252

		9,536
	Electrical Equipment — 0.8%
200	Rockwell Automation, Inc.	10,814

	Machinery — 2.8%
203	Caterpillar, Inc.	14,166
102	Dover Corp.	4,884
169	Illinois Tool Works, Inc.	7,349
237	Ingersoll-Rand plc, (Ireland)	8,863

		35,262
	Road & Rail — 2.0%
599	Heartland Express, Inc.	9,599
396	Knight Transportation, Inc.	8,277
360	Werner Enterprises, Inc.	8,294

		26,170
	Total Industrials	123,393
	Information Technology — 19.3%
	Communications Equipment — 1.3%
234	Ciena Corp. (a)	3,057
320	JDS Uniphase Corp. (a)	3,472
340	Motorola, Inc. (a)	2,544
347	Nokia OYJ, (Finland), ADR	3,296
671	Tellabs, Inc.	4,687

		17,056
	Computers & Peripherals — 0.8%
352	Dell, Inc. (a)	4,656
92	NetApp, Inc. (a)	3,904
121	QLogic Corp. (a)	1,932

		10,492
	Electronic Equipment, Instruments & Components — 0.5%
211	Agilent Technologies, Inc. (a)	5,885

	Internet Software & Services — 2.4%
263	AOL, Inc. (a)	5,502
590	eBay, Inc. (a)	12,327
10	Google, Inc., Class A (a)	4,655
632	Yahoo!, Inc. (a)	8,769

		31,253
	IT Services — 1.9%
193	Automatic Data Processing, Inc.	7,949
248	Paychex, Inc.	6,448
322	SAIC, Inc. (a)	5,352
54	Visa, Inc., Class A	3,946

		23,695
	Semiconductors & Semiconductor Equipment — 11.7%
53	Altera Corp.	1,466
412	ASML Holding N.V., (Netherlands)	13,275
1,117	Atmel Corp. (a)	5,844
862	Cypress Semiconductor Corp. (a)	9,132
17	First Solar, Inc. (a)	2,158
1,189	Intel Corp.	24,500
770	Linear Technology Corp.	24,561
15	Maxim Integrated Products, Inc.	255
1,021	Microchip Technology, Inc.	31,086
162	Micron Technology, Inc. (a)	1,182
1,324	National Semiconductor Corp.	18,267
463	Teradyne, Inc. (a)	4,983
515	Texas Instruments, Inc.	12,715

		149,424
	Software — 0.7%
428	Electronic Arts, Inc. (a)	6,811
598	THQ, Inc. (a)	2,727

		9,538
	Total Information Technology	247,343
	Materials — 7.2%
	Chemicals — 4.8%
70	Ecolab, Inc.	3,433
133	Olin Corp.	2,706
260	OM Group, Inc. (a)	7,022
95	Potash Corp. of Saskatchewan, Inc., (Canada)	9,973
209	Praxair, Inc.	18,111
129	Sherwin-Williams Co. (The)	8,907
256	Valspar Corp.	8,050
154	Westlake Chemical Corp.	3,803

		62,005
	Metals & Mining — 2.4%
508	AK Steel Holding Corp.	7,110
789	Alcoa, Inc.	8,807
98	Nucor Corp.	3,845
248	United States Steel Corp.	10,994

		30,756
	Total Materials	92,761
	Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 1.6%
784	AT&T, Inc.	20,340

	Wireless Telecommunication Services — 1.2%
429	SBA Communications Corp., Class A (a)	15,528

	Total Telecommunication Services	35,868
	Utilities — 1.4%
	Gas Utilities — 0.3%
102	EQT Corp.	3,749

	Independent Power Producers & Energy Traders — 0.4%
206	NRG Energy, Inc. (a)	4,672

	Multi-Utilities — 0.5%
142	Consolidated Edison, Inc.	6,558

	Water Utilities — 0.2%
137	Aqua America, Inc.	2,668

	Total Utilities	17,647
	Total Short Positions (Proceeds $1,078,290)	1,071,212

Percentages indicated are based on net assets.
Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	E-mini S&P 500	09/17/10	$494	$1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)		Amount rounds to less than 0.1%.
(j)		All or a portion of these securities are segregated for short sales.
(k)		Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)		The rate shown is the current yield as of July 31, 2010.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$69,851
Aggregate gross unrealized depreciation	(20,807)
Net unrealized appreciation/depreciation	$49,044
Federal income tax cost of investments	$1,178,966

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$1,226,610	$1,400	$–	$1,228,010

Total Liabilities#	$(1,071,212)	$–	$–	$(1,071,212)

Appreciation in Other Financial Instruments
Futures Contracts	$1	$–	$–	$1
There were no significant transfers between Level 1 and 2 during the period ended July 31, 2010.
# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures contracts collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
JPMorgan Russia Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.6%
Consumer Discretionary — 7.3%
		Automobiles — 1.4%
18		Sollers OJSC (a) (m)	261

		Media — 5.9%
61		CTC Media, Inc. (m)	1,099
24		RBC Information Systems (a) (m)	26
1		RBC Information Systems, ADR (a) (m)	6

			1,131
		Total Consumer Discretionary	1,392
Consumer Staples — 22.5%
		Food & Staples Retailing — 18.4%
32		DIXY Group OJSC (a) (m)	325
11		Magnit OJSC (m)	1,072
46		Magnit OJSC, GDR (e) (m)	967
–	(h)	Magnit OJSC, Reg. S, GDR	1
38		Magnit OJSC, Reg. S, GDR (m)	795
10		X5 Retail Group N.V., Reg. S, GDR (a) (m)	379

			3,539
		Food Products — 2.4%
27		Cherkizovo Group OJSC, Reg. S, GDR (a) (m)	449
1		Wimm-Bill-Dann Foods OJSC, ADR (m)	16

			465
		Personal Products — 1.7%
5		Oriflame Cosmetics S.A., (Luxembourg) (m)	321

		Total Consumer Staples	4,325
Energy — 16.7%
		Energy Equipment & Services — 1.1%
10		Eurasia Drilling Co., Ltd., Reg. S, (Cyprus), GDR (m)	210

		Oil, Gas & Consumable Fuels — 15.6%
11		BMB Munai, Inc., (Kazakhstan) (a) (m)	7
135		Dragon Oil plc, (Ireland) (a) (m)	904
33		KazMunaiGas Exploration Production, (Kazakhstan), GDR (m)	650
39		Surgutneftegas OJSC, ADR (m)	400
26		Tatneft, ADR (m)	813
43		Urals Energy PCL, (Cyprus) (a) (m)	10
27		Zhaikmunai LP, (Kazakhstan), GDR (a) (e) (m)	201

			2,985
		Total Energy	3,195
Financials — 21.0%
		Commercial Banks — 16.2%
45		Bank St Petersburg OJSC (m)	146
29		Halyk Savings Bank of Kazakhstan JSC, Reg. S, (Kazakhstan), GDR (a) (m)	233
6		Kazkommertsbank, Reg. S, (Kazakhstan), GDR (a) (m)	31
965		Sberbank of Russian Federation (m)	2,692

			3,102
		Diversified Financial Services — 4.3%
34		Sistema JSFC, Reg. S, GDR (m)	826

		Real Estate Management & Development — 0.5%
–	(h)	Open Investments JSC (a) (m)	8
61		Sistema-Hals, Reg. S, GDR (a) (m)	85
8		XXI Century Investments Public Ltd., (Cyprus) (a) (f) (i) (m)	–

			93
		Total Financials	4,021
Health Care — 1.0%
		Pharmaceuticals — 1.0%
5		Veropharm (a) (m)	183

Industrials — 1.0%
		Airlines — 1.0%
98		Aeroflot - Russian Airlines OJSC (m)	197

Information Technology — 0.2%
		Communications Equipment — 0.2%
50		Sitronics, Reg. S, GDR (a) (m)	45

Materials — 12.3%
		Construction Materials — 0.1%
29		Steppe Cement Ltd., (Malaysia) (a) (m)	21

		Metals & Mining — 12.1%
20		Chelyabinsk Zinc Plant, GDR (a) (m)	68
3		KazakhGold Group Ltd., Reg. S., (Kazakhstan), GDR (a) (m)	13
67		Magnitogorsk Iron & Steel Works, Reg. S, GDR (m)	715
55		MMC Norilsk Nickel, ADR (m)	901
20		Novolipetsk Steel OJSC, Reg. S, GDR (m)	623
23		Orsu Metals Corp., (United Kingdom) (a) (m)	4

			2,324
		Paper & Forest Products — 0.1%
15		Kazakhstan Kagazy plc, (Kazakhstan), GDR (a) (e) (m)	3
32		Kazakhstan Kagazy plc, Reg. S, (Kazakhstan), GDR (a) (m)	7

			10
		Total Materials	2,355
Telecommunication Services — 12.3%
		Diversified Telecommunication Services — 2.3%
70		Comstar United Telesystems OJSC, Reg. S, GDR (m)	450

		Wireless Telecommunication Services — 10.0%
86		Mobile Telesystems OJSC, ADR (m)	1,905

		Total Telecommunication Services	2,355
Utilities — 2.3%
		Electric Utilities — 2.3%
2,422		IDGC Holding JSC (a) (m)	333
160		Lenenergo OAO (a) (m)	116

		Total Utilities	449
		Total Common Stocks (Cost $12,948)	18,517

		Total Investments — 96.6% (Cost $12,948)	18,517
		Other Assets in Excess of Liabilities — 3.4%	655
		NET ASSETS — 100.0%	19,172

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act of 1933, or pursuant to an exemption from registration.

(a)		Non-income producing security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of $0 which amounts to 0.0% of total investments.

(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $13,599,000 and 73.4%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$7,663
Aggregate gross unrealized depreciation	(2,094)
Net unrealized appreciation/depreciation	$5,569
Federal income tax cost of investments	$12,948

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,099	$293	$ –		$1,392
Consumer Staples	968	3,357	–		4,325
Energy	208	2,987	–		3,195
Financials	146	3,875	–	(a)	4,021
Health Care	–	183	–		183
Industrials	–	197	–		197
Information Technology	–	45	–		45
Materials	75	2,280	–		2,355
Telecommunication Services	–	2,355	–		2,355
Utilities	–	449	–		449
Total Investments in Securities	$2,496	$16,021	$ –	(a)	$18,517

(a) Security has zero value.
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3		Balance as of 7/31/10
Investments in Securities
Common Stocks - Energy	$ -	(a)	$ -	$ -	$ -	$ -		$ -	(a)	$ -
Common Stocks - Financials	-	(a)	-	-	-	-		-		-	(a)
Total	$ -	(a)	$ -	$ -	$ -	$ -		$ -	(a)	$ -	(a)

(a) Security has zero value.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 are due to lack of observable market inputs.

Transfers from Level 3 to Level 2 are due to available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $0.
JPMorgan Strategic Preservation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AOF JULY 31, 2010 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE
		Common Stocks — 15.0%
		China — 1.0%
	207	China Life Insurance Co., Ltd., Class H	925
	117	China Shenhua Energy Co., Ltd., Class H	450
			1,375
		France — 0.7%
	10	Sanofi-Aventis S.A.	571
	7	Total S.A.	335
			906
		Hong Kong — 0.5%
	112	Esprit Holdings Ltd.	701
		Japan — 0.6%
	6	Daikin Industries Ltd.	230
	5	Nidec Corp.	489
			719
		Luxembourg — 0.7%
	30	ArcelorMittal	929
		Singapore — 0.1%
	26	Wilmar International Ltd.	120
		Switzerland — 0.5%
	13	Nestle S.A.	648
		Taiwan — 0.3%
	61	Hon Hai Precision Industry Co., Ltd. (a)	246
	9	MediaTek, Inc.	122
	—	(h) Taiwan Semiconductor Manufacturing Co., Ltd.	—	(h)
			368
		United Kingdom — 2.3%
	23	BG Group plc	376
	20	British American Tobacco plc	692
	13	Reckitt Benckiser Group plc	619
	22	Unilever plc	631
	297	Vodafone Group plc	693
			3,011
		United States — 8.3%
	16	Abbott Laboratories (m)	776
	2	Apple, Inc. (a) (m)	602
	8	Celgene Corp. (a) (m)	455
	25	Coca-Cola Co. (The)	1,352
	10	Freeport-McMoRan Copper & Gold, Inc.	719
	24	Hewlett-Packard Co.	1,095
	5	International Business Machines Corp.	607
	6	McDonald's Corp.	395
	24	Microsoft Corp.	620
	5	Mosaic Co. (The)	258
	21	Newmont Mining Corp.	1,175
	22	Norfolk Southern Corp.	1,221
	15	Union Pacific Corp.	1,102
	16	Walt Disney Co. (The)	537
			10,914
		Total Common Stocks (Cost $18,961)	19,691

PRINCIPAL AMOUNT
		Convertible Bonds — 22.4%
			Cayman Islands — 2.1%
		Transocean, Inc.,
	2,291	Series A, 1.625%, 12/15/37	2,240
	608	Series B, 1.500%, 12/15/37	559

			2,799
			France — 1.0%
EUR	289	AXA S.A., Series CS, 2.500%, 01/01/14	816
EUR	846	Rhodia S.A., 0.500%, 01/01/14	493

			1,309
			Germany — 4.5%
EUR	4,300	Kreditanstalt fuer Wiederaufbau, Series DTE, 3.250%, 06/27/13	5,887

			Hungary — 0.6%
EUR	600	Magyar Nemzeti Vagyonkezel Zrt, 4.400%, 09/25/14	756

			Luxembourg — 0.0% (g)
EUR	1	ArcelorMittal, 7.250%, 04/01/14	32

			Malaysia — 0.6%
	700	Cherating Capital Ltd., VAR, 2.000%, 07/05/12	808

			Netherlands — 1.6%
CHF	745	Pargesa Netherlands N.V., 1.700%, 04/27/13	694
EUR	400	Portugal Telecom International Finance B.V., Series PTC, 4.125%, 08/28/14	524
	804	Teva Pharmaceutical Finance Co. B.V., Series D, 1.750%, 02/01/26	897

			2,115
			Panama — 1.0%
	1,262	Carnival Corp., 2.000%, 04/15/21 (m)	1,349

			Singapore — 0.6%
		CapitaLand Ltd.,
SGD	750	2.875%, 09/03/16	574
SGD	250	3.125%, 03/05/18	187

			761
			United Kingdom — 0.9%
	1,200	Shire plc, 2.750%, 05/09/14	1,193

			United States — 9.5%
	2,037	Amgen, Inc., 0.125%, 02/01/11 (m)	2,022
		Boston Properties LP,
	574	2.875%, 02/15/37 (m)	572
	243	3.625%, 02/15/14 (e) (m)	249
	978	3.750%, 05/15/36 (m)	1,056
	770	Gilead Sciences, Inc., 0.625%, 05/01/13	824
	115	Health Care REIT, Inc., 4.750%, 12/01/26	126
	989	Liberty Media LLC, 3.125%, 03/30/23	1,084
		Life Technologies Corp.,
	200	1.500%, 02/15/24	216
	742	3.250%, 06/15/25	790
	627	Medtronic, Inc., 1.500%, 04/15/11 (m)	627
	532	NASDAQ OMX Group, Inc. (The), 2.500%, 08/15/13	513
	684	ProLogis, 3.250%, 03/15/15	662
	469	Rayonier TRS Holdings, Inc., 3.750%, 10/15/12	502
	1,010	Swiss Re America Holding Corp., VAR, 3.250%, 11/21/21	958
	743	Symantec Corp., 1.000%, 06/15/13	755
	479	Tech Data Corp., 2.750%, 12/15/26	487
	876	Vornado Realty LP, 3.875%, 04/15/25	986

			12,429
		Total Convertible Bonds (Cost $29,450)	29,438
		Foreign Government Securities — 11.6%
		Australia — 4.5%
		Australia Government Bond,
AUD	2,800	3.075%, 09/20/25	2,676
AUD	2,250	5.746%, 08/20/20	3,274

			5,950
		Canada — 1.5%
CAD	1,700	Canadian Government Bond, 5.000%, 06/01/37	2,021

		France — 1.9%
EUR	300	Government of France, 4.000%, 04/25/14	426
	2,000	Societe Financement de l'Economie Francaise, 2.875%, 09/22/14 (e)	2,087

			2,513
		Germany — 1.3%
EUR	500	Bundesobligation, 4.000%, 10/11/13	711
		Bundesrepublik Deutschland,
EUR	350	4.250%, 01/04/14	503
EUR	300	5.000%, 01/04/12	415

			1,629
		Netherlands — 2.4%
		Kingdom of Netherlands,
EUR	700	3.250%, 07/15/15	971
EUR	500	3.750%, 07/15/14	707
EUR	1,000	4.500%, 07/15/17	1,477

			3,155
		Total Foreign Government Securities (Cost $15,115)	15,268

SHARES
		Investment Company — 2.5%
		Hong Kong — 2.5%
HKD	2,028	iShares FTSE/Xinhua A50 China (Cost $3,609)	3,316

		Preferred Stock — 0.8%
		Brazil — 0.8%
	42	Vale S.A., (Brazil), ADR (Cost $1,013)	1,023

PRINCIPAL AMOUNT
		Supranational — 3.2%
	4,000	European Investment Bank, 2.750%, 03/23/15 (Cost $3,997)	4,136

		U.S. Treasury Obligations — 19.9%
		U.S. Treasury Bonds,
	2,700	7.500%, 11/15/16 (m)	3,556
	2,500	8.750%, 05/15/17 (m)	3,533
	2,000	8.875%, 02/15/19 (m)	2,963
		U.S. Treasury Notes,
	7,000	2.375%, 02/28/15 (m)	7,293
	4,000	3.750%, 11/15/18 (m)	4,356
	4,000	3.875%, 05/15/18 (m)	4,419

		Total U.S. Treasury Obligations (Cost $24,674)	26,120

SHARES
		Short-Term Investment — 23.5%
			Investment Company — 23.5%
	30,877	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $30,877)	30,877
		Total Investments — 98.9% (Cost $127,696)	129,869
		Other Assets in Excess of Liabilities — 1.1%	1,392
		NET ASSETS — 100.0%	$131,261

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

U.S. Treasury Obligations	20.1%
Foreign Governments	11.8
Commercial Banks	4.5
Supranational	3.2
Metals & Mining	3.0
Real Estate Investment Trusts (REITs)	2.8
Diversified Financial Services	2.8
Pharmaceuticals	2.6
Mutual Funds	2.6
Biotechnology	2.5
Energy Equipment & Services	2.2
Road & Rail	1.8
Insurance	1.4
Hotels, Restaurants & Leisure	1.3
Computers & Peripherals	1.3
Media	1.2
Food Products	1.1
Software	1.1
Beverages	1.0
Short-Term Investment	23.8
Others (each less than 1.0%)	7.9

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
22	Long Gilt	09/28/10	4,195	22
	Short Futures Outstanding
(45)	Euro Bund	09/08/10	(7,538)	6
(62)	10 Year Commonwealth Treasury Bond	09/15/10	(5,958)	(74)
(232)	E-mini S&P 500	09/17/10	(12,740)	(142)
(16)	10 Year Government of Canada Bond	09/21/10	(1,929)	(13)
				(201)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,663,692	HKD
643,109	for SGD	HSBC Bank, N.A.	09/14/10	473	#	472	#	(1)

1,770,182	EUR	Royal Bank of Scotland	09/14/10	2,172		2,307		135

452,938	GBP	Deutsche Bank AG	09/14/10	695		710		15

7,918,995	HKD	Royal Bank of Scotland	09/14/10	1,018		1,020		2

40,406,384	NOK	State Street Bank & Trust	09/14/10	6,447		6,635		188

				10,805		11,144		339

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 07/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
730,679	AUD	State Street Bank & Trust	09/14/10	635		658		(23)
6,165,873	AUD	Westpac Banking Corp.	09/14/10	4,995		5,549		(554)

2,079,269	CAD	Deutsche Bank AG	09/14/10	1,975		2,021		(46)

689,928	CHF	Goldman Sachs International	09/14/10	594		662		(68)
549,281	CHF	Royal Bank of Scotland	09/14/10	475		528		(53)

12,809,695	EUR	Citibank, N.A.	09/14/10	15,331		16,693		(1,362)
684,040	EUR	Union Bank of Switzerland AG	09/14/10	839		891		(52)

297,953	GBP	Barclays Bank plc	09/14/10	432		468		(36)
934,377	GBP	HSBC Bank, N.A.	09/14/10	1,358		1,466		(108)
466,916	GBP	Royal Bank of Canada	09/14/10	725		732		(7)
614,253	GBP	Royal Bank of Scotland	09/14/10	890		964		(74)

5,024,954	HKD	Deutsche Bank AG	09/14/10	647		647		–	(h)
35,951,513	HKD	Royal Bank of Canada	09/14/10	4,615		4,630		(15)

40,208,324	JPY	Credit Suisse International	09/14/10	438		466		(28)

241,018	SGD	Royal Bank of Canada	09/14/10	170		177		(7)

				34,119		36,552		(2,433)

# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 07/31/10 of the currency being sold, and the value at 07/31/10 is the U.S. Dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SGD	—	Singapore Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2010.
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)		Amount rounds to less than 0.1%.
(h)		Amount rounds to less than one thousand (shares or dollars).
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $12,094,000 and 9.3%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,769
Aggregate gross unrealized depreciation	(1,596)
Net unrealized appreciation/depreciation	2,173
Federal income tax cost of investments	127,696

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	–	1,375	–	1,375
France	–	906	–	906
Hong Kong	–	701	–	701
Japan	–	719	–	719
Luxembourg	–	929	–	929
Singapore	–	120	–	120
Switzerland	–	648	–	648
Taiwan	–	368	–	368
United Kingdom	–	3,011	–	3,011
United States	10,914	–	–	10,914
Total Common Stocks	10,914	8,777	–	19,691
Preferred Stocks
Brazil	1,023	–	–	1,023
Total Preferred Stocks	1,023	–	–	1,023
Debt Securities
Convertible Bonds
Cayman Islands	–	2,799	–	2,799
France	–	1,309	–	1,309
Germany	–	5,887	–	5,887
Hungary	–	756	–	756
Luxembourg	–	32	–	32
Malaysia	–	808	–	808
Netherlands	–	2,115	–	2,115
Panama	–	1,349	–	1,349
Singapore	–	761	–	761
United Kingdom	–	1,193	–	1,193
United States	–	12,429	–	12,429
Total Convertible Bonds	–	29,438	–	29,438
Foreign Government Securities	–	15,268	–	15,268
Supranational	–	4,136	–	4,136
U.S. Treasury Obligations	–	26,120	–	26,120
Investment Company	–	3,316	–	3,316
Short-Term Investment
Investment Company	30,877	–	–	30,877
Total Investments in Securities	42,814	87,055	–	129,869

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	340	–	340
Futures Contracts	28	–	–	28
Total Appreciation in Other Financial Instruments	28	340	–	368

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	(2,434)	–	(2,434)
Futures Contracts	(229)	–	–	(229)
Total Depreciation in Other Financial Instruments	(229)	(2,434)	–	(2,663)

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.
JPMorgan Tax Aware Disciplined Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.2%
Consumer Discretionary — 14.1%
	Auto Components — 1.5%
230	Johnson Controls, Inc.	6,613

	Hotels, Restaurants & Leisure — 2.7%
79	Carnival Corp.	2,723
59	International Game Technology	898
40	Starwood Hotels & Resorts Worldwide, Inc.	1,938
157	Yum! Brands, Inc.	6,495

		12,054
	Household Durables — 0.2%
1	NVR, Inc. (a)	805

	Internet & Catalog Retail — 0.4%
15	Amazon.com, Inc. (a)	1,790

	Media — 5.4%
123	Comcast Corp., Class A	2,386
85	Gannett Co., Inc.	1,122
334	Time Warner, Inc.	10,502
284	Walt Disney Co. (The)	9,566

		23,576
	Specialty Retail — 2.2%
13	AutoZone, Inc. (a)	2,645
120	Lowe's Cos., Inc.	2,493
232	Staples, Inc.	4,707

		9,845
	Textiles, Apparel & Luxury Goods — 1.7%
67	Coach, Inc.	2,483
34	NIKE, Inc., Class B	2,471
31	V.F. Corp.	2,487

		7,441
	Total Consumer Discretionary	62,124
Consumer Staples — 8.5%
	Beverages — 2.0%
157	Coca-Cola Co. (The)	8,672

	Food & Staples Retailing — 2.1%
167	CVS Caremark Corp.	5,132
73	Sysco Corp.	2,263
36	Wal-Mart Stores, Inc.	1,849

		9,244
	Food Products — 0.9%
48	Campbell Soup Co.	1,732
64	General Mills, Inc.	2,182

		3,914
	Household Products — 2.8%
37	Kimberly-Clark Corp.	2,348
168	Procter & Gamble Co. (The)	10,268

		12,616
	Tobacco — 0.7%
60	Philip Morris International, Inc.	3,037

	Total Consumer Staples	37,483
Energy — 10.5%
	Energy Equipment & Services — 1.2%
47	Nabors Industries Ltd., (Bermuda) (a)	874
72	Schlumberger Ltd.	4,272

		5,146
	Oil, Gas & Consumable Fuels — 9.3%
72	Apache Corp.	6,834
132	ConocoPhillips	7,270
38	Devon Energy Corp.	2,361
54	EOG Resources, Inc.	5,305
145	Exxon Mobil Corp.	8,629
122	Occidental Petroleum Corp.	9,474
34	Southwestern Energy Co. (a)	1,254

		41,127
	Total Energy	46,273
Financials — 14.4%
	Capital Markets — 3.6%
91	Bank of New York Mellon Corp. (The)	2,283
45	Goldman Sachs Group, Inc. (The)	6,726
92	Invesco Ltd.	1,797
129	Morgan Stanley	3,486
105	TD AMERITRADE Holding Corp. (a)	1,656

		15,948
	Commercial Banks — 3.5%
78	BB&T Corp.	1,932
211	U.S. Bancorp	5,051
293	Wells Fargo & Co.	8,127

		15,110
	Diversified Financial Services — 3.9%
540	Bank of America Corp.	7,582
1,395	Citigroup, Inc. (a)	5,720
8	CME Group, Inc.	2,249
55	NYSE Euronext	1,586

		17,137
	Insurance — 3.4%
47	ACE Ltd., (Switzerland)	2,495
47	Berkshire Hathaway, Inc., Class B (a)	3,699
103	MetLife, Inc.	4,323
80	Prudential Financial, Inc.	4,584

		15,101
	Total Financials	63,296
Health Care — 10.3%
	Biotechnology — 1.9%
34	Alexion Pharmaceuticals, Inc. (a)	1,827
46	Biogen Idec, Inc. (a)	2,554
72	Celgene Corp. (a)	3,950

		8,331
	Health Care Equipment & Supplies — 0.5%
55	Covidien plc, (Ireland)	2,050

	Health Care Providers & Services — 1.6%
78	Aetna, Inc.	2,171
90	Cardinal Health, Inc.	2,911
41	WellPoint, Inc. (a)	2,101

		7,183
	Pharmaceuticals — 6.3%
175	Abbott Laboratories	8,593
286	Merck & Co., Inc.	9,856
628	Pfizer, Inc.	9,423

		27,872
	Total Health Care	45,436
Industrials — 10.4%
	Aerospace & Defense — 2.9%
96	Honeywell International, Inc.	4,113
125	United Technologies Corp.	8,910

		13,023
	Industrial Conglomerates — 1.2%
194	General Electric Co.	3,126
54	Tyco International Ltd., (Switzerland)	2,060

		5,186
	Machinery — 3.9%
114	Deere & Co.	7,593
152	PACCAR, Inc.	6,978
39	Parker Hannifin Corp.	2,429

		17,000
	Road & Rail — 2.4%
186	Norfolk Southern Corp.	10,466

	Total Industrials	45,675
Information Technology — 20.6%
	Communications Equipment — 5.0%
458	Cisco Systems, Inc. (a)	10,575
159	Juniper Networks, Inc. (a)	4,421
186	QUALCOMM, Inc.	7,071

		22,067
	Computers & Peripherals — 5.7%
53	Apple, Inc. (a)	13,620
248	Hewlett-Packard Co.	11,411

		25,031
	Internet Software & Services — 0.9%
8	Google, Inc., Class A (a)	3,864

	IT Services — 3.1%
67	Cognizant Technology Solutions Corp., Class A (a)	3,644
57	International Business Machines Corp.	7,268
14	MasterCard, Inc., Class A	2,863

		13,775
	Semiconductors & Semiconductor Equipment — 1.3%
65	Intersil Corp., Class A	734
131	Marvell Technology Group Ltd., (Bermuda) (a)	1,956
111	Novellus Systems, Inc. (a)	2,978

		5,668
	Software — 4.6%
585	Microsoft Corp.	15,110
228	Oracle Corp.	5,395

		20,505
	Total Information Technology	90,910
Materials — 4.5%
	Chemicals — 2.9%
83	Dow Chemical Co. (The)	2,279
215	E.l. du Pont de Nemours & Co.	8,747
26	Monsanto Co.	1,493

		12,519
	Metals & Mining — 1.6%
100	Freeport-McMoRan Copper & Gold, Inc.	7,143

	Total Materials	19,662
Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.2%
115	AT&T, Inc.	2,981
233	Verizon Communications, Inc.	6,762

		9,743
	Wireless Telecommunication Services — 0.4%
379	Sprint Nextel Corp. (a)	1,732

	Total Telecommunication Services	11,475
Utilities — 2.3%
	Electric Utilities — 1.8%
83	NextEra Energy, Inc.	4,360
102	Southern Co.	3,588

		7,948
	Multi-Utilities — 0.5%
63	Public Service Enterprise Group, Inc.	2,067

	Total Utilities	10,015
	Total Common Stocks (Cost $377,528)	432,349

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
720	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $725)	725
Short-Term Investment — 1.8%
	Investment Company — 1.8%
8,024	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $8,024)	8,024
	Total Investments — 100.2% (Cost $386,277)	441,098
	Liabilities in Excess of Other Assets — (0.2)%	(883)
	NET ASSETS — 100.0%	$440,215

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
83	E-mini S&P 500	09/17/10	$4,558	$30

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$60,913
Aggregate gross unrealized depreciation	(6,092)
Net unrealized appreciation/depreciation	$54,821
Federal income tax cost of investments	$386,277

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$440,373	$725	$–	$441,098
Appreciation in Other Financial Instruments
Futures Contracts	$30	$–	$–	$30

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Tax Aware Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 95.5%
	Alabama — 0.3%
	Education — 0.3%
8,135	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	9,452

	Arizona — 2.9%
	Certificate of Participation/Lease — 0.0% (g)
650	Salt River Project Agricultural Improvement & Power District, COP, NATL-RE, 5.000%, 12/01/12	715

	Education — 0.0% (g)
175	Arizona State University, Rev., AMBAC, 5.000%, 07/01/15	185

	General Obligation — 0.9%
	City of Goodyear,
1,175	GO, AGM, 6.000%, 07/01/15	1,420
1,225	GO, AGM, 6.000%, 07/01/16	1,497
1,300	GO, AGM, 6.000%, 07/01/17	1,600
1,375	GO, AGM, 6.000%, 07/01/18	1,713
1,400	GO, AGM, 6.000%, 07/01/18	1,717
3,450	City of Phoenix, Various Purpose, Series A, GO, 5.000%, 07/01/17	4,103
1,000	Maricopa County Unified School District No. 48-Scottsdale, School Improvement Project, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/15	1,145
6,760	Maricopa County Unified School District No. 4-Mesa, School Improvement Project 2005, Series C, GO, 4.250%, 07/01/14	7,597
8,130	Maricopa County Unified School District No. 69-Paradise Valley, GO, NATL-RE, FGIC, 5.200%, 07/01/16	9,447
1,500	Maricopa County Unified School District No. 97-Deer Valley, School Improvement Project 2004, Series B, GO, AGM, 5.000%, 07/01/15	1,740

		31,979
	Hospital — 0.8%
	Arizona Health Facilities Authority, Banner Health,
2,000	Series D, Rev., 5.000%, 01/01/11	2,036
2,000	Series D, Rev., 5.000%, 01/01/12	2,100
5,000	Series D, Rev., 5.000%, 01/01/17	5,467
3,215	Series D, Rev., 5.000%, 01/01/18	3,291
2,500	Series D, Rev., 5.000%, 01/01/18	2,572
3,000	Series D, Rev., 5.500%, 01/01/18	3,274
2,500	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A, Rev., VAR, 1.280%, 08/05/10	2,208
	Scottsdale IDA,
4,615	Series A, Rev., 5.000%, 09/01/12	4,884
2,250	Series A, Rev., 5.000%, 09/01/14	2,440

		28,272
	Other Revenue — 0.1%
1,485	Arizona Power Authority, Crossover, Special Obligation, Series A, Rev., 5.250%, 10/01/12	1,637

	Prerefunded — 0.4%
12,040	Arizona School Facilities Board, State School Trust, Series A, Rev.,
	AMBAC, 5.750%, 07/01/14 (p)	14,351

	Special Tax — 0.4%
9,000	Glendale Western Loop 101 Public Facilities Corp., Series A, Rev., 7.000%, 01/01/14	9,693
1,845	Scottsdale Municipal Property Corp., Rev., 5.000%, 07/01/17	2,175

		11,868
	Transportation — 0.2%
5,475	Arizona State Transportation Board, Series A, Rev., GAN, 5.000%, 07/01/14	6,310

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.000%, 01/01/19	1,713

	Total Arizona	97,030
	Arkansas — 0.5%
	General Obligation — 0.2%
8,000	State of Arkansas, Federal Highway Grant, Anticipated Tax Revenue, GO, 5.000%, 08/01/12 (p)	8,738

	Special Tax — 0.2%
5,650	City of Fayetteville, Sales & Use Tax, Series A, Rev., AGM, 4.750%, 11/01/16	6,307

	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/18	2,061

	Total Arkansas	17,106

	California — 6.7%
	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,117
	California State Public Works Board, University of California Research Project,
1,000	Series E, Rev., 5.250%, 10/01/16	1,140
2,025	Series E, Rev., 5.250%, 10/01/16	2,277
	University of California,
5,285	Series O, Rev., 5.750%, 05/15/19	6,083
5,000	Series O, Rev., 5.750%, 05/15/19	5,734
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/15	6,365

		23,716
	General Obligation — 2.4%
	Carlsbad Unified School District,
465	GO, Zero Coupon, 05/01/14	425
2,500	GO, Zero Coupon, 05/01/16	2,074
2,000	GO, Zero Coupon, 05/01/17	1,564
1,490	GO, Zero Coupon, 05/01/19	1,030
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	1,275
750	El Camino Community College District, Election of 2002, Series B, GO, NATL-RE, FGIC, 4.250%, 08/01/12	802
	Evergreen Elementary School District,
3,000	Series A, GO, AGM, 6.000%, 08/01/13	3,448
1,090	Series A, GO, AGM, 6.000%, 08/01/16	1,339
	Grossmont-Cuyamaca Community College District, Capital Appreciation,
5,640	GO, AGC, Zero Coupon, 08/01/14	5,260
5,845	GO, AGC, Zero Coupon, 08/01/15	5,091
250	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16	273
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/17	1,121
2,750	Series B, GO, FGIC, 4.750%, 07/01/16	2,906
1,500	Placentia-Yorba Linda Unified School District, 2002 Election, Series B, GO, NATL-RE, FGIC, 5.500%, 08/01/14	1,625
1,220	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/28	1,375
	Santa Monica Community College District, Election of 2007,
2,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,478
1,500	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,467
2,700	Saugus Union School District, GO, NATL-RE, FGIC, 5.250%, 08/01/20	3,185
1,000	State of California, GO, 5.000%, 08/01/16	1,136
6,060	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14	6,932
	State of California, Various Purpose,
1,720	GO, 5.000%, 03/01/16	1,951
940	GO, 5.000%, 04/01/16	1,066
3,810	GO, 5.000%, 04/01/17	4,298
5,000	GO, 5.000%, 04/01/19	5,527
10,000	GO, 5.500%, 04/01/18	11,620
5,000	GO, 5.500%, 04/01/19	5,652
5,000	GO, 5.625%, 04/01/19	5,395

		80,315
	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
1,500	Series C, Rev., 6.250%, 10/01/18	1,731
2,000	Series C, Rev., 6.250%, 10/01/18	2,278
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/14	1,038

		5,047
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
200	California Infrastructure & Economic Development Bank, Revolving Fund, Rev., 5.000%, 10/01/14	211

	Other Revenue — 0.2%
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,895
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/17	3,499

		6,394
	Prerefunded — 2.0%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	412
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,805
	California State Department of Water Resources,
5,000	Series A, Rev., 5.375%, 05/01/12 (p)	5,488
5,000	Series A, Rev., 5.750%, 05/01/12 (p)	5,520
13,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	15,150
	Golden State Tobacco Securitization Corp., Asset-Backed,
2,000	Series A-2, Rev., 7.900%, 06/01/13 (p)	2,393
1,350	Series A-4, Rev., 7.800%, 06/01/13 (p)	1,611
4,765	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,331
	State of California,
3,775	GO, 5.000%, 02/01/14 (p)	4,339
18,945	GO, 5.125%, 02/01/14 (p)	21,857
1,770	State of California, Economic Recovery, Series A, GO, 5.250%, 07/01/14 (p)	2,083

		66,989
	Special Tax — 0.1%
2,805	Burbank California Public Financing Authority Revenue, Golden State Redevelopment Project, Tax Allocation, Series A, FGIC, 5.000%, 12/01/17	2,953

	Transportation — 0.6%
3,080	Los Angeles Department of Airports, Ontario International, Series A, Rev., NATL-RE, 4.500%, 05/15/12	3,247
14,450	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 05/01/12	15,467

		18,714
	Utility — 0.2%
	California State Department of Water Resources, Power Supply,
850	Series A, Rev., NATL-RE, 5.250%, 05/01/12	919
2,070	Series H, Rev., AGM-CR, 5.000%, 05/01/18	2,304
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,087

		8,310
	Water & Sewer — 0.4%
8,025	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-2, Rev., 7.000%, 12/01/11	8,729
4,750	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,358
	City of Vallejo, Water Revenue,
1,690	Rev., NATL-RE, 5.000%, 05/01/16	1,692
1,370	Rev., NATL-RE, 5.000%, 05/01/16	1,324
1,000	San Luis Obispo County Financing Authority, Nacimento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,083

		15,186
	Total California	227,835

	Colorado — 2.6%
	Certificate of Participation/Lease — 0.2%
5,830	Colorado Higher Education, COP, 5.500%, 11/01/18	6,278

	General Obligation — 1.7%
7,230	Arapahoe County School District No. 5 Cherry Creek, Improvement, GO, AGM, 5.000%, 12/15/13	8,277
	Denver City & County, Better Denver & Zoo,
2,235	Series A, GO, 4.000%, 08/01/11	2,319
730	Series A, GO, 4.000%, 08/01/12	783
1,330	Series A, GO, 4.000%, 08/01/13	1,465
460	Series A, GO, 4.000%, 08/01/14	516
	Douglas County School District No. Re-1 Douglas & Elbert Counties,
5,275	GO, 5.250%, 12/15/20	6,433
6,950	GO, 5.250%, 12/15/23	8,534
2,345	GO, 5.250%, 12/15/25	2,880
1,660	Highlands Ranch Metropolitan District, Family & Children's Fund Bonds, GO, 5.000%, 12/01/10	1,686
	Jefferson County School District R-1,
10,000	GO, 5.000%, 12/15/22	11,817
10,000	Series A, GO, AGM, 5.250%, 12/15/12	11,112

		55,822
	Other Revenue — 0.2%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,795

	Prerefunded — 0.5%
5,000	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.500%, 03/01/12 (p)	5,395
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,670
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	2,703
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	6,020

		16,788
	Transportation — 0.0% (g)
1,000	Denver City & County, Airport, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	1,120

	Utility — 0.0% (g)
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/19	1,409

	Water & Sewer — 0.0% (g)
1,000	Superior Metropolitan District No. 1, Rev., AMBAC, 5.000%, 12/01/15	1,024

	Total Colorado	88,236

	Connecticut — 2.3%
	Education — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17	1,043

	General Obligation — 2.1%
	City of Greenwich,
8,110	GO, 3.000%, 01/15/13	8,608
325	GO, 4.000%, 06/01/18	351
300	GO, 4.750%, 06/01/18	357
200	GO, 5.000%, 06/01/18	235
	City of Hartford,
1,025	GO, AGC, 5.000%, 11/15/14	1,194
1,325	GO, AGC, 5.000%, 11/15/15	1,551
250	GO, AGC, 5.000%, 11/15/16	294
270	GO, AGC, 5.000%, 11/15/17	319
595	GO, AGC, 5.000%, 11/15/18	704
	State of Connecticut,
3,000	GO, 5.000%, 03/15/14	3,434
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,243
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	6,058
12,990	Series B, GO, NATL-RE, 5.000%, 12/01/12	14,335
10,235	Series B, GO, NATL-RE, 5.000%, 06/01/14	11,786
5,000	Series D, GO, AGM, 5.000%, 11/15/14	5,832
1,025	Series D, GO, NATL-RE, 5.000%, 12/01/14	1,197
	State of Connecticut, Economic Recovery,
4,000	Series A, GO, 5.000%, 01/01/15	4,636
4,000	Series D, GO, 5.000%, 01/01/13	4,419
650	Town of Trumbull, GO, 5.000%, 09/15/15	767

		70,320
	Transportation — 0.0% (g)
1,000	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 4.000%, 12/01/15	1,118

	Water & Sewer — 0.2%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	290
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,510
	State of Connecticut, Revolving Fund,
2,000	Series A, Rev., 5.000%, 06/01/13	2,250
2,100	Series A, Rev., 5.000%, 06/01/19	2,530

		6,580
	Total Connecticut	79,061
	Delaware — 0.4%
	Education — 0.2%
6,000	University of Delaware, Series A, Rev., VAR, 2.000%, 06/01/11	6,052

	General Obligation — 0.0% (g)
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,211

	Other Revenue — 0.2%
	University of Delaware,
1,000	Series B, Rev., 5.000%, 11/01/15	1,182
1,000	Series B, Rev., 5.000%, 11/01/18	1,203
1,000	Series B, Rev., 5.000%, 11/01/19	1,179
	Wilmington Parking Authority,
1,500	Rev., AGM, 5.250%, 09/15/14	1,726
500	Rev., AGM, 5.250%, 09/15/15	578

		5,868
	Transportation — 0.0% (g)
1,675	Delaware Transportation Authority, Motor Fuel Tax Revenue, Unrefunded Balance, Series B, Rev., AMBAC, 5.000%, 07/01/12	1,816

	Total Delaware	14,947

	District of Columbia — 0.6%
	Other Revenue — 0.6%
	District of Columbia, Income Tax,
3,395	Series A, Rev., 5.000%, 12/01/17	4,016
5,000	Series A, Rev., 5.000%, 12/01/18	5,935
6,000	Series A, Rev., 5.000%, 12/01/19	7,131
2,000	Series A, Rev., 5.000%, 12/01/20	2,380

	Total District of Columbia	19,462

	Florida — 3.7%
	Certificate of Participation/Lease — 0.3%
	Miami-Dade County, School Board,
2,500	Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/17	2,664
3,405	Series D, COP, AGM-CR FGIC, 5.000%, 08/01/13	3,495
3,955	Palm Beach County, School Board, Series D, COP, AGM, 5.250%, 08/01/12	4,267

		10,426
	Education — 0.2%
7,060	Florida State Board of Education, Lottery, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,361

	General Obligation — 0.5%
15,000	Florida State Board of Education, Public Education, Capital Outlay, Series B, GO, 4.750%, 06/01/15	16,224
135	State of Florida, Department of Transportation, Right of Way, Series A, GO, 5.000%, 07/01/14	155

		16,379
	Other Revenue — 0.5%
	City of Port St. Lucie, Utilities Systems,
1,800	Rev., AGC, 5.000%, 09/01/15	2,035
2,355	Rev., AGC, 5.000%, 09/01/18	2,644
1,070	Rev., AGC, 5.000%, 09/01/18	1,172
3,405	Florida State Department of General Services, Facilities Pool, Series A, Rev., AMBAC, 5.000%, 09/01/14	3,892
5,000	Miami-Dade County, Entitlement, Rev., NATL-RE, FGIC, 5.000%, 08/01/10	5,000
2,500	Tampa Bay Water Florida Utility System Revenue, Regional Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/16	2,942

		17,685
	Prerefunded — 0.7%
4,900	City of Gainesville, Utilities System, Series A, Rev., AGM, 5.000%, 10/01/15 (p)	5,805
5,000	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	5,400
10,000	Lee County, Airport, Series B, Rev., AGM, 5.750%, 10/01/10 (p)	10,193
2,560	Miami-Dade County, Health Facilities Authority, Miami Children's Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,729

		24,127
	Special Tax — 0.5%
	Florida State Department of Environmental Protection, Florida Forever,
7,060	Series A, Rev., NATL-RE, 5.375%, 07/01/12	7,604
3,140	Series A, Rev., NATL-RE, 5.375%, 07/01/12	3,374
5,000	Series C, Rev., AMBAC, 5.000%, 07/01/13	5,360

		16,338
	Transportation — 0.1%
2,000	Lee County, Transitional Facilities, Series A, Rev., AMBAC, 5.250%, 10/01/10	2,014

	Utility — 0.0% (g)
110	Lee County, Capital Improvement & Transition, Rev., AMBAC, 5.000%, 10/01/13	120

	Water & Sewer — 0.9%
	Miami-Dade County, Water & Sewer Systems,
5,000	Rev., XLCA, 5.000%, 10/01/17	5,500
6,000	Series B, Rev., AGM, 5.000%, 10/01/14	6,887
15,180	Series B, Rev., AGM, 5.000%, 10/01/15	17,342

		29,729
	Total Florida	124,179

	Georgia — 5.1%
	Education — 0.0% (g)
1,050	Private Colleges & Universities Authority, Emory University, Series B, Rev., 5.000%, 09/01/19	1,260

	General Obligation — 3.4%
2,650	Bryan County School District, Sales Tax, GO, 5.000%, 08/01/10	2,650
1,660	City of Marietta, School, Series A, GO, 5.000%, 02/01/16	1,943
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/17	5,467
1,025	Fulton County School District, GO, 6.375%, 05/01/12	1,126
	Gwinnett County School District,
2,500	GO, 5.000%, 02/01/11	2,560
7,500	GO, 5.000%, 02/01/13	8,336
	Newton County School District,
1,400	GO, 5.000%, 04/01/11	1,444
2,300	GO, 5.000%, 04/01/12	2,477
1,535	Peach County, Sales Tax, GO, 5.000%, 07/01/12	1,665
	State of Georgia,
5,030	Series A, GO, 5.000%, 09/01/12	5,515
3,425	Series A, GO, 5.000%, 09/01/15 (p)	4,058
11,245	Series A-1, GO, 5.000%, 07/01/12	12,251
1,000	Series B, GO, 5.750%, 08/01/17	1,245
14,960	Series C, GO, 5.000%, 07/01/17	17,895
1,120	Series C, GO, 5.500%, 07/01/12	1,231
10,000	Series C, GO, 5.500%, 07/01/14	11,681
1,700	Series D, GO, 5.250%, 10/01/11	1,799
5,000	Series E, GO, 4.000%, 07/01/13	5,496
3,935	Series E, GO, 5.000%, 08/01/16	4,684
16,535	Series G, GO, 5.000%, 11/01/13	18,861
3,000	Series G, GO, 5.000%, 11/01/14	3,518

		115,902
	Prerefunded — 0.2%
6,440	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/14 (p)	7,388

	Special Tax — 0.4%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., AGM, 5.000%, 06/01/18	11,805

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., NATL-RE, 5.000%, 06/01/16	8,536
2,000	Rev., NATL-RE, 5.000%, 06/01/16	2,288
5,000	Series A, Rev., 5.000%, 06/01/15	5,826

		16,650
	Utility — 0.2%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,889

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/19	8,043
3,335	Gwinnett County Water & Sewerage Authority, Rev., 5.000%, 08/01/18	3,964

		12,007
	Total Georgia	171,901

	Hawaii — 1.9%
	General Obligation — 1.1%
	State of Hawaii,
5,515	Series CY, GO, AGM, 5.750%, 02/01/14	6,440
2,750	Series D, GO, 5.000%, 06/01/16 (p)	3,275
10,000	Series DD, GO, NATL-RE, 5.250%, 05/01/14	10,990
7,500	Series DQ, GO, 5.000%, 06/01/15	8,786
7,250	Series DR, GO, 5.000%, 06/01/16	8,577

		38,068
	Prerefunded — 0.3%
9,455	State of Hawaii, Series CZ, GO, AGM, 5.250%, 07/01/12 (p)	10,340

	Transportation — 0.1%
	State of Hawaii,
1,500	Rev., 5.000%, 01/01/15	1,736
2,575	Rev., 5.000%, 01/01/19	3,033

		4,769
	Water & Sewer — 0.4%
	City & County of Honolulu, Second Bond Resolution,
2,740	Series A, Rev., AGM, 5.000%, 07/01/18	3,010
3,740	Series A, Rev., AGM, 5.000%, 07/01/18	4,147
4,915	Series A, Rev., AGM, 5.000%, 07/01/18	5,361

		12,518
	Total Hawaii	65,695

	Idaho — 0.7%
	Education — 0.1%
2,800	University of Idaho, Series A, Rev., VAR, AGM, 4.375%, 04/01/11	2,863

	General Obligation — 0.1%
	Ada & Canyon Counties Joint School District No. 2 Meridian,
1,000	GO, 5.000%, 07/30/17	1,189
1,000	GO, 5.000%, 07/30/19	1,199

		2,388
	Hospital — 0.3%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	9,003

	Other Revenue — 0.2%
6,885	Idaho State Building Authority, Capitol Project, Rev., NATL-RE, FGIC, 5.000%, 09/01/14	7,869

	Total Idaho	22,123

	Illinois — 1.6%
	General Obligation — 0.4%
140	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/13	154
5,000	City of Chicago, Emergency Telephone System, GO, NATL-RE, FGIC, 5.250%, 01/01/14	5,653
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Class F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	180
3,970	State of Illinois, Series A, GO, AGM, 5.000%, 06/01/14	4,378
1,165	Will County High School District No. 204-Joliet, Series B, GO, NATL-RE, 5.000%, 01/01/13	1,284

		11,649
	Hospital — 0.1%
2,810	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	2,957

	Other Revenue — 0.1%
2,500	Illinois Finance Authority, Disposal-Waste Managment, Inc. Project, Rev., VAR, 1.250%, 10/01/10	2,501

	Prerefunded — 0.3%
3,200	Chicago Housing Authority, Rev., 5.375%, 07/01/12 (p)	3,507
2,000	City of Chicago, Lakefront Millenium Parking Facility, GO, NATL-RE, 5.700%, 01/01/12 (p)	2,192
5,000	City of Chicago, Skyway Toll, Rev., AMBAC, 5.500%, 01/01/11 (p)	5,160
100	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	121
195	Will County School District No. 122, Series 2004-A, GO, AGM, 6.500%, 11/01/10 (p)	198

		11,178
	Short Term Note — 0.2%
5,000	State of Illinois, GO, 3.000%, 06/14/11	5,037

	Special Tax — 0.1%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 07/01/15	3,322
1,160	State of Illinois, Sales Tax, Rev., 5.000%, 06/15/11	1,203

		4,525
	Transportation — 0.4%
5,000	Chicago O'Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,324
2,500	Chicago Transit Authority, Federal Transit Administration, Section 5307, Rev., AMBAC, 5.000%, 12/01/16	2,711
5,000	Illinois State Toll Highway Authority, Series A, Rev., AGM, 5.500%, 01/01/15	5,845
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	908

		14,788
	Water & Sewer — 0.0% (g)
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., BHAC, 5.250%, 01/01/18	1,196

	Total Illinois	53,831

	Indiana — 1.2%
	Certificate of Participation/Lease — 0.2%
1,000	Hamilton Heights School Corp., First Mortgage, Rev., COP, AGM, 5.000%, 01/15/13	1,105
5,205	Indianapolis Local Public Improvement Bond Bank, Series 2005-E, Rev., COP, AMBAC, 5.000%, 01/01/15	5,971

		7,076
	Education — 0.2%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,333
2,920	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE , 5.000%, 07/15/13	3,174

		7,507
	Other Revenue — 0.3%
2,125	Center Grove 2000 Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.250%, 07/10/15	2,287
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 02/01/16	178
1,900	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 5.000%, 02/01/15	2,184
	South Bend Community School Corp., First Mortgage,
1,000	Rev., AGM, 4.000%, 07/05/11	1,033
1,350	Rev., AGM, 5.000%, 07/05/14	1,552
855	Rev., AGM, 5.000%, 01/05/16	989
1,030	Rev., AGM, 5.000%, 07/05/17	1,203

		9,426
	Prerefunded — 0.5%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,363
10,000	Wayne Township School Building Corp., Series B, Rev., FGIC, 5.250%, 01/15/14 (p)	11,503

		15,866
	Total Indiana	39,875

	Iowa — 0.5%
	General Obligation — 0.2%
	City of Des Moines, Capital Loan Notes,
1,245	Series C, GO, 5.000%, 06/01/12	1,351
1,090	Series C, GO, 5.000%, 06/01/13	1,225
3,150	Series C, GO, 5.000%, 06/01/14	3,640
1,070	Series C, GO, 5.000%, 06/01/15	1,255

		7,471
	Prerefunded — 0.3%
7,820	Tobacco Settlement Authority of Iowa, Asset-Backed, Series B, Rev., 5.600%, 06/01/11 (p)	8,240

	Total Iowa	15,711

	Kansas — 2.4%
	General Obligation — 0.2%
	City of Sailna, Internal Improvement,
2,075	Series A, GO, 5.000%, 10/01/17	2,437
2,170	Series A, GO, 5.000%, 10/01/18	2,563

		5,000
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
	Kansas Development Finance Authority, Commerce Impact,
5,815	Rev., 5.000%, 06/01/16	6,780
6,105	Rev., 5.000%, 06/01/17	7,143

		13,923
	Other Revenue — 0.6%
1,745	Kansas Development Finance Authority, Kansas Transitional Revolving Fund, Rev., 5.000%, 10/01/15	2,002
	Kansas State Department of Transportation,
5,000	Series A, Rev., 5.000%, 09/01/13	5,664
7,000	Series A, Rev., 5.000%, 09/01/16	8,311
4,800	Series A, Rev., 5.000%, 09/01/18	5,764

		21,741
	Prerefunded — 0.8%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	18,701
9,015	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	7,968

		26,669
	Utility — 0.4%
	Wyandotte County-Kansas City Unified Government,
8,930	Series 2004, Rev., AMBAC, 5.650%, 09/01/12	9,804
3,755	Series 2004, Rev., AMBAC, 5.650%, 09/01/14	4,426

		14,230
	Total Kansas	81,563

	Kentucky — 1.3%
	Certificate of Participation/Lease — 0.1%
4,050	Kentucky Turnpike Authority, Revitalization Project, Series A, Rev., COP, AMBAC, 5.500%, 07/01/12	4,440

	Other Revenue — 0.9%
	Kentucky State Property & Buildings Commission, Project No. 89,
1,000	Rev., AGM, 5.000%, 11/01/18	1,099
6,145	Rev., AGM, 5.000%, 11/01/18	6,881
	Louisville & Jefferson County Metro Government Board of Water Works,
13,225	Series A, Rev., 5.000%, 11/15/14	15,493
3,955	Series A, Rev., 5.000%, 11/15/18	4,759

		28,232
	Prerefunded — 0.3%
	Kentucky State Property & Buildings Commission, Project No. 79,
5,000	Rev., NATL-RE, 5.000%, 10/01/13 (p)	5,678
4,030	Rev., NATL-RE, 5.125%, 10/01/13 (p)	4,592

		10,270
	Total Kentucky	42,942

	Louisiana — 0.3%
	Other Revenue — 0.1%
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.030%, 08/05/10	5,009

	Prerefunded — 0.2%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	3,226
3,270	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	2,357

		5,583
	Total Louisiana	10,592

	Maryland — 3.8%
	Education — 0.4%
	University System of Maryland, Tuition,
2,135	Series A, Rev., 5.000%, 04/01/16	2,519
4,340	Series A, Rev., 5.000%, 04/01/17	5,150
4,560	Series A, Rev., 5.000%, 04/01/18	5,449

		13,118
	General Obligation — 2.3%
	Hardford County, Public Improvement,
5,500	GO, 5.000%, 07/01/15	6,475
4,060	GO, 5.000%, 12/01/15	4,814
2,665	Maryland National Capital Park & Planning Commission, Park Acquisition & Development, Series EE-2, GO, 5.000%, 01/15/14	3,052
5,000	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17	5,970
6,635	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	7,677
20,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	24,189
	State of Maryland, State & Local Facilities Loan, Second Series,
8,080	GO, 5.000%, 08/01/11	8,466
6,700	GO, 5.000%, 08/01/13 (p)	7,588
8,000	GO, 5.000%, 08/01/15	9,450

		77,681
	Other Revenue — 0.6%
	Baltimore Board of School Commissioners,
5,910	Rev., 5.000%, 05/01/14	6,817
4,625	Rev., 5.000%, 05/01/15	5,422
4,725	Rev., 5.000%, 05/01/17	5,614
1,490	Maryland Water Quality Financing Administration Revolving Loan Fund, Rev., 5.000%, 03/01/14	1,703

		19,556
	Prerefunded — 0.0% (g)
1,000	Maryland State Economic Development Corp., University of Maryland College Park Project, Rev., 6.000%, 06/01/13 (p)	1,153

	Transportation — 0.5%
	Maryland State Department of Transportation,
4,000	Rev., 4.000%, 03/01/17	4,436
9,880	Rev., 5.250%, 12/15/17	12,001

		16,437
	Water & Sewer — 0.0% (g)
1,150	State of Maryland, State & Local Facilities Loan, Capital Improvement, Series A, GO, 5.500%, 08/01/13	1,318

	Total Maryland	129,263

	Massachusetts — 3.9%
	Education — 0.5%
	Massachusetts Development Finance Agency, College of the Holy Cross,
1,000	Series B, Rev., 5.000%, 09/01/18	1,159
1,000	Series B, Rev., 5.000%, 09/01/18	1,140
1,100	Series B, Rev., 5.000%, 09/01/18	1,245
10,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series A, Rev., 5.000%, 07/01/14	11,609

		15,153
	General Obligation — 1.3%
9,000	Commonwealth of Massachusetts, Series A, GO, 5.250%, 08/01/19	10,889
	Commonwealth of Massachusetts, Consolidated Lien,
3,050	Series C, GO, AGM, 5.500%, 11/01/10	3,091
4,100	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/13	4,728
10,000	Series C, GO, NATL-RE, FGIC, 5.500%, 11/01/14	11,852
2,455	Series D, GO, 5.250%, 10/01/13 (p)	2,794
10,450	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	11,094

		44,448
	Other Revenue — 0.1%
	Boston Housing Authority,
1,790	Rev., AGM, 5.000%, 04/01/15	1,979
1,770	Rev., AGM, 5.000%, 04/01/17	1,944

		3,923
	Prerefunded — 1.9%
200	Commonwealth of Massachusetts, Series C, GO, AGM, 5.500%, 12/01/22 (p)	246
	Commonwealth of Massachusetts, Consolidated Lien,
5,000	Series C, GO, NATL-RE-IBC, 5.500%, 11/01/16 (p)	6,143
10,000	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	10,616
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	6,005
2,000	Commonwealth of Massachusetts, Federal Highway, Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10 (p)	2,037
	Commonwealth of Massachusetts, Special Obligation,
14,900	Rev., FGIC, 5.000%, 01/01/14 (p)	16,926
4,160	Rev., FGIC, 5.250%, 01/01/14 (p)	4,760
2,500	Commonwealth of Massachusetts, Water Pollution Abatement, Rev., 5.000%, 08/01/14 (p)	2,902
11,695	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/14 (p)	13,601

		63,236
	Special Tax — 0.1%
3,840	Massachusetts School Building Authority, Series A, Rev., AGM, 5.000%, 08/15/15	4,290

	Total Massachusetts	131,050

	Michigan — 1.6%
	Education — 0.3%
	University of Michigan,
3,535	Series A, Rev., 5.000%, 04/01/15	4,116
4,170	Series A, Rev., 5.000%, 04/01/19	4,827

		8,943
	General Obligation — 0.2%
1,000	Brandon School District, School Building & Site, GO, AGM, Q-SBLF, 5.000%, 05/01/16	1,125
3,000	State of Michigan, GO, 5.500%, 12/01/13	3,425
2,025	Ypsilanti School District, GO, AGC, Q-SBLF, 4.000%, 05/01/13	2,171

		6,721
	Hospital — 0.1%
3,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	3,136

	Other Revenue — 0.4%
10,000	City of Grand Rapids, Sewer System, Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.500%, 01/01/22	11,817
1,400	State of Michigan, Trunk Line Fund, Series B, Rev., AGM, 5.000%, 09/01/15	1,581

		13,398
	Prerefunded — 0.4%
8,000	Detroit City School District, School Building & Site Improvement, Series A, GO, FGIC, 5.000%, 05/01/13 (p)	8,942
5,000	State of Michigan, Environmental Program, Series A, GO, 5.250%, 05/01/13 (p)	5,640
		14,582
	Water & Sewer — 0.2%
540	City of Detroit, Sewer Systems, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	597
250	City of Detroit, Water Supply System, Second Lien, Series A, Rev., NATL-RE, 5.250%, 07/01/16	257
5,900	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/13	6,289

		7,143
	Total Michigan	53,923

	Minnesota — 1.9%
	Education — 0.0% (g)
1,000	University of Minnesota, Series C, Rev., 5.000%, 12/01/18	1,194

	General Obligation — 1.6%
2,915	City of Minneapolis, Convention Center, Series B, GO, 5.000%, 04/01/12	3,143
	State of Minnesota,
5,000	GO, 5.000%, 08/01/16	5,952
4,900	GO, 5.000%, 11/01/16	5,631
9,530	GO, 5.250%, 11/01/12 (p)	10,555
10,000	GO, AGM, 5.000%, 08/01/13	10,974
6,760	Series C, GO, 5.000%, 08/01/16	8,046
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	10,043

		54,344
	Other Revenue — 0.3%
8,650	Minnesota Public Facilities Authority, Series B, Rev., 5.000%, 03/01/13	9,639

	Total Minnesota	65,177

	Mississippi — 0.6%
	General Obligation — 0.2%
5,760	State of Mississippi, Series A, GO, 5.000%, 10/01/14	6,690

	Prerefunded — 0.4%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	13,690

	Total Mississippi	20,380

	Missouri — 3.2%
	General Obligation — 0.1%
	Cass County Reorganized School District No. R-2,
1,000	GO, 5.000%, 03/01/16	1,115
1,000	GO, 5.000%, 03/01/16	1,094
2,260	Missouri Highway & Transportation Commission, Federal Reimbursement, Series A, GO, 5.000%, 05/01/17	2,681

		4,890
	Other Revenue — 1.6%
14,000	Missouri State Board of Public Buildings, Series A, Rev., 5.000%, 10/15/13	15,552
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,962
20,915	Series A, Rev., 5.000%, 01/01/20	24,835

		53,349

	Prerefunded — 0.0% (g)
1,575	Hazelwood School District, GO, 5.250%, 03/01/13 (p)	1,765

	Transportation — 1.5%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
3,730	Series A, Rev., 5.000%, 05/01/16	4,401
4,060	Series A, Rev., 5.000%, 05/01/19	4,787
2,500	Missouri State Highways & Transit Commission, Series A, Rev., 5.000%, 02/01/12	2,668
	Missouri State Highways & Transit Commission, First Lien,
3,000	Series A, Rev., 5.000%, 05/01/13	3,364
7,000	Series A, Rev., 5.000%, 05/01/16	8,168
6,000	Series B, Rev., 5.000%, 05/01/16	6,787
5,000	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.000%, 05/01/16	5,900
	Missouri State Highways & Transit Commission, Senior Lien,
5,000	Rev., 5.000%, 02/01/16	5,878
7,000	Rev., 5.000%, 02/01/17	7,908

		49,861
	Total Missouri	109,865

	Nebraska — 0.6%
	Education — 0.3%
	University of Nebraska Facilities Corp., Deferred Maintenance,
3,625	Rev., AMBAC, 5.000%, 07/15/16	4,135
3,715	Rev., AMBAC, 5.000%, 07/15/16	4,241

		8,376
	Utility — 0.3%
7,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	7,673
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	286
600	Series B, Rev., AGM, 5.000%, 07/01/17	695
2,500	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,839

		11,493
	Total Nebraska	19,869

	Nevada — 1.4%
	Education — 0.4%
	Nevada System of Higher Education,
5,785	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,175
6,075	Series B, Rev., AMBAC, 5.000%, 01/01/16	6,435

		12,610
	General Obligation — 0.3%
5,450	Clark County, Flood Control, GO, 5.000%, 11/01/13	6,110
5,000	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 06/01/15	5,338

		11,448
	Prerefunded — 0.5%
3,795	Clark County School District, Series C, GO, AGM, 5.000%, 12/15/15 (p)	4,508
12,140	Clark County School District, Building, Series D, GO, NATL-RE, 5.000%, 12/15/14 (p)	14,183

		18,691
	Water & Sewer — 0.2%
5,000	Truckee Meadows Water Authority, Rev., AGM, 5.000%, 07/01/16	5,707

	Total Nevada	48,456

	New Hampshire — 0.1%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/20	1,186
1,035	Series E, Rev., 5.000%, 01/15/20	1,184
1,195	Series E, Rev., 5.000%, 01/15/20	1,346
1,250	Series E, Rev., 5.000%, 01/15/20	1,398

	Total New Hampshire	5,114

	New Jersey — 2.1%
	Education — 0.3%
7,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	8,222

	General Obligation — 0.6%
	Hunterdon County, General Improvement,
1,100	GO, 4.000%, 05/01/13	1,204
1,310	GO, 4.000%, 05/01/14	1,464
1,350	North Brunswick Township Board of Education, GO, 5.000%, 07/15/20	1,570
	State of New Jersey,
2,500	GO, 5.250%, 08/01/20	2,982
3,000	Series N, GO, AMBAC, 5.500%, 07/15/14	3,514
1,995	Sussex County Municipal Utilities Authority, Capital Appreciation, Series B, GO, AGM, Zero Coupon, 12/01/20	1,353
	Township of Franklin, Somerset County,
665	GO, 4.000%, 05/01/16	747
1,180	GO, 5.000%, 05/01/17	1,387
	Township of Woodbridge,
1,000	GO, 4.000%, 07/15/15	1,115
1,720	GO, 4.000%, 07/15/16	1,915
1,100	GO, 5.000%, 07/15/20	1,273
1,200	GO, 5.000%, 07/15/20	1,375
820	GO, 5.000%, 07/15/20	931

		20,830
	Industrial Development Revenue/Pollution Control Revenue — 0.4%
5,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	5,350
7,570	New Jersey Environmental Infrastructure Trust, Series A, Rev., 5.000%, 09/01/15	8,764

		14,114
	Other Revenue — 0.2%
6,000	Garden State Preservation Trust, 2005, Series A, Rev., AGM, 5.800%, 11/01/15	7,265

	Prerefunded — 0.6%
140	Essex County Improvement Authority, County Correctional Facilities Project, Rev., FGIC, 5.750%, 10/01/10 (p)	141
2,670	Garden State Preservation Trust,
	Series A, Rev., AGM, 5.250%, 11/01/13 (p)	3,066
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series C, Rev., AGM-CR, 5.500%, 06/15/13 (p)	5,707
1,500	Series D, Rev., 5.000%, 06/15/14 (p)	1,739
8,120	Tobacco Settlement Financing Corp., Rev., 6.750%, 06/01/13 (p)	9,521

		20,174
	Total New Jersey	70,605

	New Mexico — 1.0%
	General Obligation — 0.2%
5,000	Albuquerque Municipal School District No. 12, GO, 5.000%, 08/01/14	5,804

	Other Revenue — 0.2%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/18	1,835
1,690	Series B, Rev., 5.000%, 06/01/18	1,892
1,820	Series B, Rev., 5.000%, 06/01/18	2,011
1,965	Series B, Rev., 5.000%, 06/01/18	2,138

		7,876
	Special Tax — 0.6%
7,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14	7,936
10,735	State of New Mexico, Series A-1, Rev., 4.000%, 07/01/13	11,692

		19,628
	Total New Mexico	33,308

	New York — 8.5%
	Certificate of Participation/Lease — 0.5%
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 07/01/18	16,251

	Education — 1.5%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/18	3,494
5,340	New York State Dormitory Authority, Columbia University, Series B, Rev., 5.000%, 07/01/15	6,301
	New York State Dormitory Authority, Education,
10,000	Series A, Rev., 5.000%, 03/15/18	11,349
4,000	Series A, Rev., 5.000%, 03/15/19	4,528
8,000	Series C, Rev., 5.000%, 03/15/14	9,145
6,500	Series C, Rev., 5.000%, 12/15/16	7,238
	New York State Dormitory Authority, School Districts, Building Finance Program,
400	Series A, Rev., NATL-RE, 5.000%, 10/01/13	443
510	Series A, Rev., NATL-RE, 5.000%, 10/01/14	574
675	Series A, Rev., NATL-RE, 5.000%, 10/01/15	760
1,360	Series A, Rev., NATL-RE, 5.000%, 10/01/16	1,527
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18	4,844

		50,203
	General Obligation — 0.2%
	Briarcliff Manor, Public Improvement,
285	Series A, GO, AGM, 5.000%, 09/01/13	323
100	Series A, GO, AGM, 5.000%, 09/01/14	117
1,150	Massapequa Union Free School District, GO, 4.000%, 06/15/12	1,222
2,860	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/13	3,144
200	Sachem Central School District of Holbrook, GO, NATL-RE, FGIC, 5.000%, 10/15/16	235

		5,041
	Hospital — 0.2%
	New York State Dormitory Authority, Mental Health Services Facilities Improvement,
3,600	Series D, Rev., AGM, 5.000%, 02/15/14	4,074
2,220	Series D, Rev., AGM, 5.000%, 08/15/14	2,544
510	Series D, Rev., AGM, 5.000%, 02/15/17	581

		7,199
	Other Revenue — 1.9%
1,235	New York City Municipal Water Finance Authority, Fiscal Year 2010, Series BB, Rev., 2.500%, 06/15/13	1,297
17,835	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/20	20,203
400	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	461
395	New York City Transitional Finance Authority, Future Tax Secured, Sub Series A-2, Rev., 5.000%, 11/01/15	457
	New York State Dormitory Authority, Construction Services Contract,
10,000	Series A, Rev., 5.000%, 07/01/19	10,924
7,000	Series A, Rev., 5.000%, 07/01/19	7,586
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 10/01/17	8,177
5,000	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	5,936
5,000	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/11	5,184
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	5,478

		65,703
	Prerefunded — 0.8%
	Metropolitan Transportation Authority,
5,000	Series A, Rev., FGIC, 5.250%, 11/15/11 (p)	5,326
5,000	Series A, Rev., NATL-RE, 5.250%, 10/01/10 (p)	5,043
	New York State Thruway Authority,
5,000	Series A, Rev., 5.500%, 03/15/12 (p)	5,428
5,000	Series A, Rev., NATL-RE, 5.250%, 04/01/13 (p)	5,636
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,595

		28,028
	Special Tax — 1.4%
	New York City Transitional Finance Authority, Future Tax Secured,
5,000	Series A, Rev., VAR, 5.500%, 11/01/11	5,268
4,985	Series B, Rev., 5.000%, 05/01/17	5,820
3,750	Series B, Rev., 5.000%, 11/01/19	4,331
7,875	New York Local Government Assistance Corp., Sub Series A-5/6, Rev., 5.500%, 04/01/19	9,613
5,805	New York Local Government Assistance Corp., Senior Lien, Rev., 5.500%, 04/01/19	7,086
	New York State Environmental Facilities Corp.,
1,000	Series A, Rev., 5.000%, 12/15/17	1,152
2,430	Series A, Rev., 5.250%, 12/15/18	2,933
5,000	New York State Thruway Authority, Series A, Rev., 5.250%, 03/15/19	6,001
5,000	Sales Tax Asset Receivables Corp., Series A, Rev., AMBAC, 5.250%, 10/15/14	5,443

		47,647
	Transportation — 1.0%
	Metropolitan Transportation Authority,
1,000	Series 2008-C, Rev., 6.500%, 11/15/18	1,167
6,000	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,923
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/16	8,147
7,000	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	7,726
2,535	New York State Thruway Authority, Series B, Rev., AMBAC, 5.000%, 10/01/15	2,904
5,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/15	5,917

		32,784
	Utility — 0.2%
5,000	Long Island Power Authority, Series A, Rev., 5.250%, 04/01/19	5,683

	Water & Sewer — 0.8%
1,550	Erie County Water Authority, Rev., 5.000%, 12/01/16	1,827
	New York City Municipal Water Finance Authority,
380	Series AA, Rev., 5.000%, 06/15/17	446
2,500	Series CC, Rev., 5.000%, 06/15/18	2,688
2,500	New York City Municipal Water Finance Authority, Second Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	2,876
1,010	New York State Environmental Facilities Corp., Rev., AGM, 5.750%, 06/15/12	1,108
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Sub Series C, Rev., 5.000%, 06/15/17	11,464
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/16	2,556
5,000	New York State Environmental Facilities Corp., Revolving Funds, Series B, Rev., 5.000%, 06/15/13	5,608

		28,573
	Total New York	287,112

	North Carolina — 2.1%
	Certificate of Participation/Lease — 0.0% (g)
1,020	Iredell County, School Project, COP, AMBAC, 5.000%, 06/01/16	1,168

	General Obligation — 1.3%
6,200	City of Charlotte, Series B, GO, 5.000%, 06/01/19	7,381
	Durham County,
1,000	GO, 5.000%, 04/01/16	1,180
1,175	GO, 5.000%, 04/01/17	1,395
2,950	Mecklenburg County, Public Improvement, Series B, GO, 5.000%, 02/01/15	3,447
	New Hanover County,
1,240	GO, 5.000%, 12/01/16	1,479
2,000	GO, 5.000%, 12/01/19	2,421
10,000	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/15	11,749
	Wake County, Annual Appropriation, Limited Obligation,
1,205	GO, 5.000%, 06/01/17	1,415
3,905	GO, 5.000%, 06/01/19	4,542
5,950	GO, 5.000%, 06/01/19	6,841

		41,850
	Other Revenue — 0.5%
8,075	City of Charlotte, Equipment Acquisition & Public Facilities, Series A, COP, 5.000%, 06/01/13	9,009
	City of High Point,
1,000	Rev., AGM, 5.000%, 11/01/18	1,099
1,170	Rev., AGM, 5.000%, 11/01/18	1,276
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/19	4,788

		16,172
	Transportation — 0.2%
6,755	State of North Carolina, Rev., NATL-RE, 5.000%, 03/01/12	7,245

	Utility — 0.1%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	2,812
225	North Carolina Municipal Power Agency No. 1, Catawba Electric, Rev., NATL-RE, 6.000%, 01/01/11	230

		3,042
	Total North Carolina	69,477

	Ohio — 3.2%
	Certificate of Participation/Lease — 0.2%
2,105	Ohio State Building Authority, Adult Correctional Facilities, Series B, Rev., COP, 5.000%, 10/01/13	2,371
3,260	State of Ohio, Higher Education, Series II-A, Rev., COP, NATL-RE-IBC, 5.500%, 12/01/10	3,317

		5,688
	Education — 0.1%
2,700	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17	3,087

	General Obligation — 1.7%
1,390	City of Cleveland, Series A, GO, AMBAC, 5.000%, 10/01/14	1,599
1,875	City of Columbus, Series 1, GO, 5.000%, 07/01/14	2,172
7,780	City of Columbus, Limited Tax, Series 2, GO, 5.000%, 07/01/14	8,873
2,000	City of Columbus, Various Purpose, Series D, GO, 5.000%, 12/15/11	2,130
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/18	6,800
225	Kettering City School District, School Improvement, GO, AGM, 5.000%, 12/01/14	244
	State of Ohio, Common Schools,
3,000	Series B, GO, 5.000%, 03/15/14 (p)	3,450
4,000	Series B, GO, 5.000%, 09/15/14	4,637
3,165	Series B, GO, 5.000%, 09/15/15	3,694
5,335	Series B, GO, 5.000%, 09/15/16	6,256
5,325	Series D, GO, 5.000%, 09/15/12	5,838
4,975	State of Ohio, Higher Education, Infrastructure Improvement, Series B, GO, 5.000%, 08/01/19	5,889
5,495	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/15	6,459

		58,041
	Other Revenue — 0.6%
11,875	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	9,921
200	Franklin County Convention Facilities Authority, Tax & Lease Revenue Anticipated Bonds, Rev., AMBAC, 5.000%, 12/01/15	223
2,235	Ohio State Building Authority, State Financials Facilities, Adult Correctional, Series B, Rev., 5.000%, 10/01/19	2,493
7,245	State of Ohio, Major New Street Infrastructure Project, Series 2010-1, Rev., 5.000%, 06/15/13	8,097

		20,734
	Prerefunded — 0.2%
200	Greater Cleveland Regional Transit Authority, Capital Improvement, Series A, GO, NATL-RE, 5.625%, 12/01/11 (p)	214
6,330	Ohio State Water Development Authority, Rev., 5.000%, 06/01/15 (p)	7,443

		7,657
	Transportation — 0.1%
1,715	City of Cleveland, Rev., AGM, 5.250%, 09/15/18	1,879

	Water & Sewer — 0.3%
	City of Cincinnati, Water System,
3,805	Series A, Rev., 5.000%, 12/01/17	4,541
4,650	Series A, Rev., 5.000%, 12/01/18	5,574

		10,115
	Total Ohio	107,201

	Oklahoma — 0.3%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,125	Rev., 5.000%, 09/01/14	1,299
3,500	Rev., 5.500%, 09/01/15	4,157
5,210	Rev., 5.500%, 09/01/18	6,306

	Total Oklahoma	11,762

	Oregon — 2.1%
	Certificate of Participation/Lease — 0.5%
	Oregon State Department of Administrative Services,
3,425	Series A, COP, 5.000%, 05/01/19	3,923
3,350	Series A, COP, 5.000%, 05/01/19	3,793
6,965	Series A, COP, 5.000%, 05/01/19	7,810

		15,526
	General Obligation — 0.8%
1,500	Clackamas County, School District No. 12, GO, AGM, 5.000%, 06/15/18	1,793
1,500	Deschutes County Administrative School, District No. 1, GO, AGM, 5.000%, 06/15/11	1,562
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	125
5,085	Oregon State Department of Administrative Services, Series A, GO, 5.000%, 05/01/14	5,787
	Portland Community College District,
2,055	GO, 5.000%, 06/15/13	2,310
4,950	GO, AGM, 5.000%, 06/15/14	5,713
7,880	Washington County School District No 1 West Union, Hillsboro, GO, NATL-RE, FGIC, 5.000%, 06/15/13	8,835

		26,125
	Other Revenue — 0.4%
10,060	Oregon State Department of Administrative Services, Rev., AGM, 5.000%, 09/01/12	11,017
2,715	Oregon State Department of Transportation, Series B, Rev., 5.000%, 11/15/14	3,064

		14,081
	Prerefunded — 0.1%
5,000	City of Portland, Sewer Systems, First Lien, Series A, Rev., FGIC, 5.750%, 08/01/10 (p)	5,001

	Special Tax — 0.0% (g)
1,250	Oregon State Department of Transportation, Senior Lien, Series C, Rev., 5.000%, 11/15/17	1,489

	Water & Sewer — 0.3%
	City of Portland, Sewer Systems, First Lien,
6,560	Series A, Rev., 5.000%, 06/15/18	7,767
2,000	Series A, Rev., AGM, 5.000%, 10/01/10	2,016

		9,783
	Total Oregon	72,005

	Pennsylvania — 3.3%
	Education — 0.1%
	Pennsylvania State University,
1,250	Series A, Rev., 5.000%, 03/01/19	1,431
2,000	Series A, Rev., 5.000%, 03/01/19	2,269

		3,700
	General Obligation — 2.5%
9,265	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.000%, 11/01/14	10,421
1,000	Allegheny Valley Joint School District, Series A, GO, NATL-RE, 5.000%, 11/01/14	1,121
2,165	Central Bucks School District, GO, NATL-RE, FGIC, 5.000%, 05/15/15	2,523
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/17	5,172
	City of Pittsburgh,
5,850	Series A, GO, AGM, 5.000%, 09/01/11	6,109
9,475	Series A, GO, AGM, 5.000%, 09/01/12	10,208
3,000	Commonwealth of Pennsylvania, GO, 5.000%, 07/01/18	3,575
	Commonwealth of Pennsylvania, First Series,
1,000	GO, 5.000%, 10/01/13	1,136
14,865	GO, 5.000%, 05/15/18	17,691
4,000	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16	4,497
3,925	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,847
5,545	East Stroudsburg Area School District, GO, AGM, 5.000%, 09/01/17	6,184
1,315	Haverford Township School District, GO, AGM, 5.250%, 03/15/16	1,544
1,060	Marple Newtown School District, GO, AGM, 5.000%, 03/01/16	1,209
	Red Lion Area School District,
1,860	GO, AGM, 5.000%, 05/01/18	2,110
1,200	GO, AGM, 5.000%, 05/01/18	1,348
2,365	GO, AGM, 5.000%, 05/01/18	2,635
1,000	GO, AGM, 5.000%, 05/01/18	1,094
2,050	Seneca Valley School District, GO, AGM, 5.000%, 07/01/13	2,296

		85,720
	Hospital — 0.2%
5,500	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/14	6,165
3,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 1.141%, 09/01/10	2,317

		8,482
	Other Revenue — 0.1%
2,500	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	2,558
1,100	Pennsylvania Turnpike Commission, Series A, Rev., AGM, 5.250%, 07/15/22	1,290

		3,848
	Prerefunded — 0.1%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	3,018

	Transportation — 0.1%
2,070	Pennsylvania Turnpike Commission, Series A, Rev., AGM-CR-AMBAC, 5.000%, 12/01/16	2,333

	Water & Sewer — 0.2%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,948

	Total Pennsylvania	113,049

	Puerto Rico — 0.2%
	Prerefunded — 0.2%
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,439

	South Carolina — 1.8%
	Certificate of Participation/Lease — 0.0% (g)
200	Charleston County, Public Facilities Corp., COP, NATL-RE, 5.000%, 06/01/12	217

	Education — 0.1%
3,025	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/16	3,260

	General Obligation — 0.6%
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	12,067
	York County School District No. 1,
2,170	Series A, GO, SCSDE, 5.250%, 03/01/19	2,570
4,740	Series A, GO, SCSDE, 5.250%, 03/01/19	5,568

		20,205
	Other Revenue — 0.2%
7,450	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 09/03/10	7,456

	Prerefunded — 0.1%
4,585	Berkeley County School District, GO, AGM, SCSDE, 5.500%, 07/15/12 (p)	5,044

	Utility — 0.7%
	Piedmont Municipal Power Agency,
13,185	Series A3, Rev., AGC, 5.000%, 01/01/17	14,969
7,000	Series A3, Rev., AGC, 5.000%, 01/01/18	7,955

		22,924
	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/19	2,554

	Total South Carolina	61,660
	Tennessee — 1.4%
	Education — 0.3%
8,190	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Building, Vanderbilt University, Series A, Rev., 5.000%, 10/01/18	9,803

	General Obligation — 0.3%
2,325	City of Memphis, General Improvement, GO, NATL-RE, 5.250%, 10/01/18	2,798
	Metropolitan Government Nashville & Davidson County,
1,000	Series A, GO, NATL-RE, 5.000%, 01/01/16	1,169
4,050	Series B, GO, 5.000%, 08/01/16	4,528
1,500	State of Tennessee, Series C, GO, 5.000%, 05/01/16	1,775

		10,270
	Other Revenue — 0.5%
	City of Memphis,
6,000	Rev., 5.000%, 12/01/14	6,991
4,000	Rev., 5.000%, 12/01/15	4,692
4,750	Rev., 5.000%, 12/01/17	5,608

		17,291
	Prerefunded — 0.1%
5,000	Memphis-Shelby County Sports Authority, Inc., Memphis Arena Project, Series B, Rev., AMBAC, 5.500%, 11/01/12 (p)	5,546

	Utility — 0.1%
3,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.000%, 09/01/13	3,174

	Water & Sewer — 0.1%
2,070	City of Memphis, Sewer System, Rev., AGM, 5.000%, 05/01/17	2,444

	Total Tennessee	48,528

	Texas — 8.7%
	Certificate of Participation/Lease — 0.1%
1,550	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 08/01/14	1,695

	Education — 0.8%
	Southwest Higher Education Authority, Southern Methodist University Project,
1,000	Rev., 5.000%, 10/01/14	1,160
2,000	Rev., 5.000%, 10/01/19	2,328
3,000	Rev., 5.000%, 10/01/19	3,454
	Texas State University Systems,
3,150	Rev., 5.250%, 03/15/18	3,441
1,000	Series A, Rev., AMBAC, 5.500%, 03/15/16	1,167
250	Series A, Rev., AMBAC, 5.500%, 03/15/16	288
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/19	1,454
2,500	Series A, Rev., 5.000%, 04/15/19	2,836
	University of Texas, Financing System,
3,000	Series B, Rev., 5.000%, 08/15/16 (p)	3,554
2,500	Series B, Rev., 5.250%, 08/15/17	3,002
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/18	2,556
1,215	Series C, Rev., 5.000%, 03/01/18	1,354

		26,594
	General Obligation — 3.7%
5,725	Bell County, Unrefunded Balance, Limited Tax Note, GO, 5.000%, 02/15/12	6,084
1,075	Bexar County, GO, 5.250%, 06/15/17	1,209
1,890	City of El Paso, GO, 5.000%, 08/15/14	2,182
2,260	City of Fort Worth, General Purpose, GO, 5.000%, 03/01/18	2,669
4,485	City of Garland, Series A, GO, 5.000%, 02/15/18	5,034
3,225	City of Lubbock, Waterworks Systems, GO, AGM, 5.000%, 02/15/16	3,749
1,000	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/18	1,112
185	Collin County, Tax Refund, GO, 5.000%, 02/15/15	202
	Dallas County Community College District,
3,000	GO, 5.000%, 02/15/14	3,437
1,400	GO, 5.000%, 02/15/16	1,645
1,965	GO, 5.000%, 02/15/19	2,224
	Dallas Independent School District, Maintenance Tax Notes,
3,470	GO, 5.000%, 02/15/13	3,855
2,085	GO, 5.000%, 02/15/15	2,427
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 3.500%, 02/15/14	1,087
1,000	GO, AGM, 4.000%, 02/15/15	1,111
1,020	GO, AGM, 5.250%, 02/15/17	1,132
1,000	GO, AGM, 5.250%, 02/15/17	1,089
1,000	GO, AGM, 5.250%, 02/15/17	1,082
3,680	Edinburg Consolidated Independent School District, School Building, Series A, GO, AGM, 5.000%, 08/15/18	4,273
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/19	1,974
4,800	Harris County Flood Control District, Series A, GO, 5.250%, 10/01/19	5,829
	Harris County, Permanent Improvement,
2,000	Series B, GO, 4.000%, 10/01/15	2,256
1,500	Series B, GO, 5.000%, 10/01/15	1,766
1,605	Series B, GO, 5.000%, 10/01/19	1,921
	Harris County, Road,
1,225	Series A, GO, 4.000%, 10/01/13	1,353
2,750	Series A, GO, 5.250%, 10/01/18	3,336
2,000	Series A, GO, 5.250%, 10/01/19	2,434
3,500	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/14	4,002
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	768
	Longview Independent School District, Capital Appreciation, School Building,
1,575	GO, PSF-GTD, Zero Coupon, 02/15/14	1,498
2,210	GO, PSF-GTD, Zero Coupon, 02/15/15	2,028
3,870	GO, PSF-GTD, Zero Coupon, 02/15/16	3,403
	North East Independent School District, Capital Appreciation, School Building,
2,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	2,458
1,430	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	1,381
2,730	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	2,472
1,025	Pharr San Juan Alamo Independent School District, GO, PSF-GTD, 5.000%, 02/01/12	1,096
	San Jacinto Community College District,
2,885	GO, 4.000%, 02/15/12	3,042
4,920	GO, 5.000%, 02/15/18	5,764
5,000	GO, 5.000%, 02/15/19	5,270
1,330	GO, AMBAC, 5.000%, 02/15/17	1,511
390	GO, AMBAC, 5.000%, 02/15/17	437
	State of Texas, Public Finance Authority,
8,000	Series A, GO, 5.000%, 10/01/16	9,483
1,895	Series A, GO, 5.000%, 10/01/19	2,274
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/18	2,900
4,340	Series A, GO, 5.000%, 08/01/18	4,988
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/18	2,092
	Travis County,
650	GO, 4.000%, 03/01/11	664
500	GO, 5.000%, 03/01/12	537

		124,540
	Hospital — 0.2%
5,120	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System, Series B, Rev., 7.200%, 12/01/14	5,564
1,350	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.000%, 02/15/15	1,477

		7,041
	Other Revenue — 0.2%
5,150	City of Houston, Junior Lien, Series A, Rev., AGM, 5.125%, 12/01/12 (p)	5,691
1,000	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	1,082

		6,773
	Prerefunded — 0.9%
6,975	Bell County, Limited Tax Note, GO, 5.000%, 02/15/12 (p)	7,468
	City of Houston, Junior Lien,
5,550	Series A, Rev., AGM, 5.750%, 12/01/32 (p)	7,042
5,000	Series B, Rev., AMBAC, 5.750%, 12/01/12 (p)	5,598
8,935	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/11 (p)	9,495
1,000	North Texas Tollway Authority, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	1,159
1,200	University of Texas, Financing System, Series B, Rev., 5.250%, 08/15/13 (p)	1,365

		32,127
	Special Tax — 0.2%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/19	1,146
945	Series C, GO, 5.000%, 02/15/19	1,065
325	Series C, GO, 5.000%, 02/15/19	363
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.000%, 04/01/16	5,722

		8,296
	Transportation — 1.0%
200	City of Laredo, International Toll Bridge, Series B, Rev., AGM, 5.000%, 10/01/13	224
	Dallas Area Rapid Transit, Senior Lien,
4,620	Rev., 5.000%, 12/01/18	5,312
3,000	Rev., 5.250%, 12/01/18	3,158
10,000	Series A, Rev., 5.000%, 12/01/16	11,826
7,660	Series A, Rev., 5.000%, 06/01/19	8,868
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
2,000	Series A, Rev., 5.000%, 11/01/16	2,154
1,000	Series A, Rev., 5.000%, 11/01/19	1,133
600	Texas State Transportation Commission, First Tier, Series A, Rev., 5.250%, 04/01/14	695

		33,370
	Utility — 0.1%
4,000	City of San Antonio, Electric & Gas, Series B, Rev., 5.000%, 02/01/13	4,429

	Water & Sewer — 1.5%
200	City of Dallas, Waterworks & Sewer System Improvements, Rev., AGM, 5.375%, 10/01/12	221
3,880	City of Dallas, Waterworks & Sewer Systems, Rev., AMBAC, 5.000%, 10/01/17	4,621
6,020	Colorado River Municipal Water District, Water System, Rev., AMBAC, 5.375%, 01/01/13	6,596
	North Texas Municipal Water District,
2,030	Rev., 5.000%, 06/01/15	2,353
2,130	Rev., 5.000%, 06/01/16	2,476
2,230	Rev., 5.000%, 06/01/17	2,600
2,695	Rev., 5.000%, 06/01/18	3,036
2,955	Rev., 5.000%, 06/01/18	3,274
3,405	Rev., 5.000%, 06/01/18	3,682
2,340	Rev., 5.000%, 06/01/18	2,737
	Texas Water Development Board, State Revolving Fund,
3,200	Sub Series A-1, Rev., 5.000%, 07/15/17	3,801
3,820	Sub Series A-1, Rev., 5.000%, 07/15/19	4,505
8,780	Trinity River Authority, Texas Regional Water, Rev., 5.000%, 08/01/12	9,565

		49,467
	Total Texas	294,332

	Utah — 1.2%
	Education — 0.1%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 06/01/19	1,170
1,050	Rev., 5.000%, 06/01/19	1,211
1,100	Rev., 5.000%, 06/01/19	1,256
1,150	Rev., 5.000%, 06/01/19	1,302

		4,939
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Salt Lake County Municipal Building Authority,
1,125	Series A, Rev., 5.000%, 12/01/15	1,315
1,375	Series A, Rev., 5.000%, 12/01/16	1,614
1,000	Series A, Rev., 5.000%, 12/01/17	1,177

		4,106
	Prerefunded — 0.6%
	Utah Transit Authority,
10,000	Series A, Rev., AGM, 5.000%, 12/15/12 (p)	11,059
7,525	Series B, Rev., AGM, 4.750%, 12/15/15 (p)	8,862

		19,921
	Utility — 0.1%
1,680	Utah Municipal Power Agency, Electrical Systems, Series A, Rev., AMBAC, 5.000%, 07/01/16	1,926

	Water & Sewer — 0.3%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19	8,275
2,110	Utah Water Finance Agency, Series A, Rev., AMBAC, 5.000%, 07/01/14	2,328

		10,603
	Total Utah	41,495

	Vermont — 0.2%
	Other Revenue — 0.2%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/17	4,638
2,355	Rev., AMBAC, 5.000%, 10/01/17	2,555

	Total Vermont	7,193

	Virginia — 5.5%
	Education — 1.5%
	Virginia College Building Authority, Public Higher Education Financing Program,
7,700	Series A, Rev., 5.250%, 09/01/12 (p)	8,464
5,165	Series B, Rev., 5.000%, 09/01/12	5,663
9,080	Series B, Rev., 5.000%, 09/01/17	10,823
10,050	Series B, Rev., 5.000%, 09/01/19	12,065
5,135	Virginia Public School Authority, Series A, Rev., 5.000%, 08/01/14	5,965
	Virginia Public School Authority, School Financing, 1997 Resolution,
3,000	Series A, Rev., 5.000%, 08/01/11	3,142
1,900	Series A, Rev., 5.000%, 08/01/14	2,207
3,000	Series B, Rev., 5.000%, 08/01/13	3,393

		51,722
	General Obligation — 2.0%
5,180	Arlington County, Public Improvement, GO, 5.000%, 01/15/16	6,133
3,575	Chesterfield County, Public Improvement, Series A, GO, 5.000%, 01/01/16	4,220
	Commonwealth of Virginia,
4,000	Series A, GO, 5.000%, 06/01/13	4,502
2,725	Series A, GO, 5.000%, 06/01/14	3,158
2,790	Series B, GO, 5.000%, 06/01/19	3,377
17,575	Series D, GO, 5.000%, 06/01/19	20,969
	Fairfax County, Public Improvement,
6,495	Series A, GO, 5.000%, 04/01/18	7,530
16,685	Series B, GO, 5.000%, 10/01/12	18,360

		68,249
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,130	Virginia Public Building Authority, Series B, Rev., 5.000%, 08/01/17	1,346

	Other Revenue — 1.1%
	Virginia Public Building Authority,
5,330	Series A, Rev., 5.000%, 08/01/14	6,191
10,000	Series A-1, Rev., 5.000%, 08/01/12	10,930
3,005	Series B, Rev., 4.000%, 08/01/12	3,224
5,620	Series C, Rev., 5.000%, 08/01/15	6,297
5,225	Series D, Rev., 5.000%, 08/01/17	6,221
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	4,007

		36,870
	Prerefunded — 0.4%
1,500	Arlington County, Public Improvement, GO, 5.250%, 05/15/14 (p)	1,750
3,720	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/14 (p)	4,288
7,000	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 5.625%, 06/01/15 (p)	8,342

		14,380
	Resource Recovery — 0.1%
2,295	Virginia Resources Authority, Pooled Resources, Series A, Rev., 5.000%, 11/01/19	2,668

	Transportation — 0.3%
	Fairfax County EDA, Route 28 Project, Special Tax,
1,500	5.000%, 04/01/15	1,751
1,005	5.000%, 04/01/16	1,181
1,935	5.000%, 04/01/17	2,286
1,655	5.000%, 04/01/18	1,967
2,900	Virginia Commonwealth Transportation Board, Series A, Rev., 5.000%, 05/15/14	3,349

		10,534
	Total Virginia	185,769

	Washington — 1.2%
	General Obligation — 1.2%
	Benton County School District No. 17,
3,220	GO, 5.000%, 12/01/13	3,653
4,300	GO, 5.000%, 12/01/14	4,995
2,000	City of Tacoma, Series B, GO, NATL-RE, Zero Coupon, 12/01/16	1,616
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/17	5,695
	State of Washington, Various Purpose,
1,000	Series C, GO, 5.000%, 01/01/18	1,185
12,400	Series R-2010A, GO, 5.000%, 01/01/19	14,203
1,800	Whitman County School District No. 267 Pullman, GO, 5.000%, 12/01/18	2,127
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/19	5,493

		38,967
	Hospital — 0.0% (g)
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/18	1,332

	Utility — 0.0% (g)
200	Energy Northwest, Project 1, Series A, Rev., NATL-RE, 5.250%, 07/01/13	226

	Total Washington	40,525

	Wisconsin — 0.6%
	General Obligation — 0.5%
700	Milwaukee County, Series A, GO, NATL-RE, 5.000%, 10/01/11	738
	State of Wisconsin,
3,000	Series 1, GO, NATL-RE, 5.000%, 05/01/145.300%, 11/01/11	3,185
5,000	Series 3, GO, 5.300%, 11/01/11	5,742
5,000	Series E, GO, NATL-RE, FGIC, 5.000%, 05/01/15	5,823

		15,488
	Private Placement — 0.1%
3,800	Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (f) (i)	3,811

	Total Wisconsin	19,299

	Wyoming — 0.0% (g)
	Other Revenue — 0.0% (g)
150	Wyoming State Loan & Investment Board, Capital Facilities, Rev., 5.000%, 10/01/14	160

	Total Municipal Bonds (Cost $3,067,320)	3,233,557

SHARES
Short-Term Investment — 7.0%
	Investment Company — 7.0%
236,407	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.110% † (b) (l) (m) (Cost $236,407)	236,407
	Total Investments — 102.5% (Cost $3,303,727)	3,469,964
	Liabilities in Excess of Other Assets — (2.5)%	(85,358)
	NET ASSETS — 100.0%	$3,384,606

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2010.
XLCA	—	Insured by XL Capital Assurance
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $3,811,000 which amounts to 0.1% of total investments.

(g)		Amount rounds to less than 0.1%.
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(r)		Rates shown are per annum and payments are as described.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
†		Approximately, $109,570,000 of the Fund is restricted as collateral to various brokers.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$170,044
Aggregate gross unrealized depreciation			(3,807)
Net unrealized appreciation/depreciation			$166,237
Federal income tax cost of investments			$3,303,727

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$–	$9,452	$–	$9,452
Arizona
Certificate of Participation/Lease	–	715	–	715
Education	–	185	–	185
General Obligation	–	31,979	–	31,979
Hospital	–	28,272	–	28,272
Other Revenue	–	1,637	–	1,637
Prerefunded	–	14,351	–	14,351
Special Tax	–	11,868	–	11,868
Transportation	–	6,310	–	6,310
Utility	–	1,713	–	1,713
Total Arizona	–	97,030	–	97,030
Arkansas
General Obligation	–	8,738	–	8,738
Special Tax	–	6,307	–	6,307
Water & Sewer	–	2,061	–	2,061
Total Arkansas	–	17,106	–	17,106
California
Education	–	23,716	–	23,716
General Obligation	–	80,315	–	80,315
Hospital	–	5,047	–	5,047
Industrial Development Revenue/Pollution Control Revenue	–	211	–	211
Other Revenue	–	6,394	–	6,394
Prerefunded	–	66,989	–	66,989
Special Tax	–	2,953	–	2,953
Transportation	–	18,714	–	18,714
Utility	–	8,310	–	8,310
Water & Sewer	–	15,186	–	15,186
Total California	–	227,835	–	227,835
Colorado
Certificate of Participation/Lease	–	6,278	–	6,278
General Obligation	–	55,822	–	55,822
Other Revenue	–	5,795	–	5,795
Prerefunded	–	16,788	–	16,788
Transportation	–	1,120	–	1,120
Utility	–	1,409	–	1,409
Water & Sewer	–	1,024	–	1,024
Total Colorado	–	88,236	–	88,236
Connecticut
Education	–	1,043	–	1,043
General Obligation	–	70,320	–	70,320
Transportation	–	1,118	–	1,118
Water & Sewer	–	6,580	–	6,580
Total Connecticut	–	79,061	–	79,061
Delaware
Education	–	6,052	–	6,052
General Obligation	–	1,211	–	1,211
Other Revenue	–	5,868	–	5,868
Transportation	–	1,816	–	1,816
Total Delaware	–	14,947	–	14,947
District of Columbia
Other Revenue	–	19,462	–	19,462
Florida
Certificate of Participation/Lease	–	10,426	–	10,426
Education	–	7,361	–	7,361
General Obligation	–	16,379	–	16,379
Other Revenue	–	17,685	–	17,685
Prerefunded	–	24,127	–	24,127
Special Tax	–	16,338	–	16,338
Transportation	–	2,014	–	2,014
Utility	–	120	–	120
Water & Sewer	–	29,729	–	29,729
Total Florida	–	124,179	–	124,179
Georgia
Education	–	1,260	–	1,260
General Obligation	–	115,902	–	115,902
Prerefunded	–	7,388	–	7,388
Special Tax	–	11,805	–	11,805
Transportation	–	16,650	–	16,650
Utility	–	6,889	–	6,889
Water & Sewer	–	12,007	–	12,007
Total Georgia	–	171,901	–	171,901
Hawaii
General Obligation	–	38,068	–	38,068
Prerefunded	–	10,340	–	10,340
Transportation	–	4,769	–	4,769
Water & Sewer	–	12,518	–	12,518
Total Hawaii	–	65,695	–	65,695
Idaho
Education	–	2,863	–	2,863
General Obligation	–	2,388	–	2,388
Hospital	–	9,003	–	9,003
Other Revenue	–	7,869	–	7,869
Total Idaho	–	22,123	–	22,123
Illinois
General Obligation	–	11,649	–	11,649
Hospital	–	2,957	–	2,957
Other Revenue	–	2,501	–	2,501
Prerefunded	–	11,178	–	11,178
Short Term Note	–	5,037	–	5,037
Special Tax	–	4,525	–	4,525
Transportation	–	14,788	–	14,788
Water & Sewer	–	1,196	–	1,196
Total Illinois	–	53,831	–	53,831
Indiana
Certificate of Participation/Lease	–	7,076	–	7,076
Education	–	7,507	–	7,507
Other Revenue	–	9,426	–	9,426
Prerefunded	–	15,866	–	15,866
Total Indiana	–	39,875	–	39,875
Iowa
General Obligation	–	7,471	–	7,471
Prerefunded	–	8,240	–	8,240
Total Iowa	–	15,711	–	15,711
Kansas
General Obligation	–	5,000	–	5,000
Industrial Development Revenue/Pollution Control Revenue	–	13,923	–	13,923
Other Revenue	–	21,741	–	21,741
Prerefunded	–	26,669	–	26,669
Utility	–	14,230	–	14,230
Total Kansas	–	81,563	–	81,563
Kentucky
Certificate of Participation/Lease	–	4,440	–	4,440
Other Revenue	–	28,232	–	28,232
Prerefunded	–	10,270	–	10,270
Total Kentucky	–	42,942	–	42,942
Louisiana
Other Revenue	–	5,009	–	5,009
Prerefunded	–	5,583	–	5,583
Total Louisiana	–	10,592	–	10,592
Maryland
Education	–	13,118	–	13,118
General Obligation	–	77,681	–	77,681
Other Revenue	–	19,556	–	19,556
Prerefunded	–	1,153	–	1,153
Transportation	–	16,437	–	16,437
Water & Sewer	–	1,318	–	1,318
Total Maryland	–	129,263	–	129,263
Massachusetts
Education	–	15,153	–	15,153
General Obligation	–	44,448	–	44,448
Other Revenue	–	3,923	–	3,923
Prerefunded	–	63,236	–	63,236
Special Tax	–	4,290	–	4,290
Total Massachusetts	–	131,050	–	131,050
Michigan
Education	–	8,943	–	8,943
General Obligation	–	6,721	–	6,721
Hospital	–	3,136	–	3,136
Other Revenue	–	13,398	–	13,398
Prerefunded	–	14,582	–	14,582
Water & Sewer	–	7,143	–	7,143
Total Michigan	–	53,923	–	53,923
Minnesota
Education	–	1,194	–	1,194
General Obligation	–	54,344	–	54,344
Other Revenue	–	9,639	–	9,639
Total Minnesota	–	65,177	–	65,177
Mississippi
General Obligation	–	6,690	–	6,690
Prerefunded	–	13,690	–	13,690
Total Mississippi	–	20,380	–	20,380
Missouri
General Obligation	–	4,890	–	4,890
Other Revenue	–	53,349	–	53,349
Prerefunded	–	1,765	–	1,765
Transportation	–	49,861	–	49,861
Total Missouri	–	109,865	–	109,865
Nebraska
Education	–	8,376	–	8,376
Utility	–	11,493	–	11,493
Total Nebraska	–	19,869	–	19,869
Nevada
Education	–	12,610	–	12,610
General Obligation	–	11,448	–	11,448
Prerefunded	–	18,691	–	18,691
Water & Sewer	–	5,707	–	5,707
Total Nevada	–	48,456	–	48,456
New Hampshire
Industrial Development Revenue/Pollution Control Revenue	–	5,114	–	5,114
New Jersey
Education	–	8,222	–	8,222
General Obligation	–	20,830	–	20,830
Industrial Development Revenue/Pollution Control Revenue	–	14,114	–	14,114
Other Revenue	–	7,265	–	7,265
Prerefunded	–	20,174	–	20,174
Total New Jersey	–	70,605	–	70,605
New Mexico
General Obligation	–	5,804	–	5,804
Other Revenue	–	7,876	–	7,876
Special Tax	–	19,628	–	19,628
Total New Mexico	–	33,308	–	33,308
New York
Certificate of Participation/Lease	–	16,251	–	16,251
Education	–	50,203	–	50,203
General Obligation	–	5,041	–	5,041
Hospital	–	7,199	–	7,199
Other Revenue	–	65,703	–	65,703
Prerefunded	–	28,028	–	28,028
Special Tax	–	47,647	–	47,647
Transportation	–	32,784	–	32,784
Utility	–	5,683	–	5,683
Water & Sewer	–	28,573	–	28,573
Total New York	–	287,112	–	287,112
North Carolina
Certificate of Participation/Lease	–	1,168	–	1,168
General Obligation	–	41,850	–	41,850
Other Revenue	–	16,172	–	16,172
Transportation	–	7,245	–	7,245
Utility	–	3,042	–	3,042
Total North Carolina	–	69,477	–	69,477
Ohio
Certificate of Participation/Lease	–	5,688	–	5,688
Education	–	3,087	–	3,087
General Obligation	–	58,041	–	58,041
Other Revenue	–	20,734	–	20,734
Prerefunded	–	7,657	–	7,657
Transportation	–	1,879	–	1,879
Water & Sewer	–	10,115	–	10,115
Total Ohio	–	107,201	–	107,201
Oklahoma
Education	–	11,762	–	11,762
Oregon
Certificate of Participation/Lease	–	15,526	–	15,526
General Obligation	–	26,125	–	26,125
Other Revenue	–	14,081	–	14,081
Prerefunded	–	5,001	–	5,001
Special Tax	–	1,489	–	1,489
Water & Sewer	–	9,783	–	9,783
Total Oregon	–	72,005	–	72,005
Pennsylvania
Education	–	3,700	–	3,700
General Obligation	–	85,720	–	85,720
Hospital	–	8,482	–	8,482
Other Revenue	–	3,848	–	3,848
Prerefunded	–	3,018	–	3,018
Transportation	–	2,333	–	2,333
Water & Sewer	–	5,948	–	5,948
Total Pennsylvania	–	113,049	–	113,049
Puerto Rico
Prerefunded	–	5,439	–	5,439
South Carolina
Certificate of Participation/Lease	–	217	–	217
Education	–	3,260	–	3,260
General Obligation	–	20,205	–	20,205
Other Revenue	–	7,456	–	7,456
Prerefunded	–	5,044	–	5,044
Utility	–	22,924	–	22,924
Water & Sewer	–	2,554	–	2,554
Total South Carolina	–	61,660	–	61,660
Tennessee
Education	–	9,803	–	9,803
General Obligation	–	10,270	–	10,270
Other Revenue	–	17,291	–	17,291
Prerefunded	–	5,546	–	5,546
Utility	–	3,174	–	3,174
Water & Sewer	–	2,444	–	2,444
Total Tennessee	–	48,528	–	48,528
Texas
Certificate of Participation/Lease	–	1,695	–	1,695
Education	–	26,594	–	26,594
General Obligation	–	124,540	–	124,540
Hospital	–	7,041	–	7,041
Other Revenue	–	6,773	–	6,773
Prerefunded	–	32,127	–	32,127
Special Tax	–	8,296	–	8,296
Transportation	–	33,370	–	33,370
Utility	–	4,429	–	4,429
Water & Sewer	–	49,467	–	49,467
Total Texas	–	294,332	–	294,332
Utah
Education	–	4,939	–	4,939
Industrial Development Revenue/Pollution Control Revenue	–	4,106	–	4,106
Prerefunded	–	19,921	–	19,921
Utility	–	1,926	–	1,926
Water & Sewer	–	10,603	–	10,603
Total Utah	–	41,495	–	41,495
Vermont
Other Revenue	–	7,193	–	7,193
Virginia
Education	–	51,722	–	51,722
General Obligation	–	68,249	–	68,249
Industrial Development Revenue/Pollution Control Revenue	–	1,346	–	1,346
Other Revenue	–	36,870	–	36,870
Prerefunded	–	14,380	–	14,380
Resource Recovery	–	2,668	–	2,668
Transportation	–	10,534	–	10,534
Total Virginia	–	185,769	–	185,769
Washington
General Obligation	–	38,967	–	38,967
Hospital	–	1,332	–	1,332
Utility	–	226	–	226
Total Washington	–	40,525	–	40,525
Wisconsin
General Obligation	–	15,488	–	15,488
Private Placement	–	–	3,811	3,811
Total Wisconsin	–	15,488	3,811	19,299
Wyoming
Other Revenue	–	160	–	160
Total Municipal Bonds	–	3,229,746	3,811	3,233,557
Short-Term Investments
Investment Companies	236,407	–	–	236,407
Total Investments in Securities	$236,407	$3,229,746	$3,811	$3,469,964

Depreciation in Other Financial Instruments
Swaps	$–	$(121,423)	$–	$(121,423)
Total Depreciation in Other Financial Instruments	$–	$(121,423)	$–	$(121,423)

There were no significant transfers between Level 1 and 2 during the period ended July 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 10/31/09	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/10
Investments in Securities
Municipal Bonds - Wisconson	-	-	(12)	-	-	3,823	-	3,811
Total	$-	$-	$(12)	$-	$-	$3,823	$-	$3,811
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(12,000).
Inflation Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	2.770 % at termination	CPI-U at termination	09/02/10	$ 2,000	$ (52)	$-
Barclays Bank plc	2.988 % at termination	CPI-U at termination	01/15/11	25,000	(1,511)	-
Barclays Bank plc	2.817 % at termination	CPI-U at termination	02/13/11	500	(23)	-
Barclays Bank plc	2.960 % at termination	CPI-U at termination	04/15/11	20,000	(1,407)	-
Barclays Bank plc	2.970 % at termination	CPI-U at termination	06/14/11	2,000	(130)	-
Barclays Bank plc	2.940 % at termination	CPI-U at termination	06/15/11	3,000	(191)	-
Barclays Bank plc	2.890 % at termination	CPI-U at termination	08/25/11	25,000	(1,712)	-
Barclays Bank plc	2.490 % at termination	CPI-U at termination	10/12/11	50,000	(2,309)	-
Barclays Bank plc	2.030 % at termination	CPI-U at termination	09/16/12	100,000	(6,643)	-
Barclays Bank plc	2.760 % at termination	CPI-U at termination	09/16/12	1,500	(98)	-
Barclays Bank plc	3.003 % at termination	CPI-U at termination	01/15/13	20,000	(2,095)	-
Barclays Bank plc	2.855 % at termination	CPI-U at termination	02/13/13	500	(42)	-
Barclays Bank plc	2.540 % at termination	CPI-U at termination	03/19/13	50,000	(3,594)	-
Barclays Bank plc	2.950 % at termination	CPI-U at termination	06/14/13	2,000	(197)	-
Barclays Bank plc	2.922 % at termination	CPI-U at termination	06/15/13	3,000	(290)	-
Barclays Bank plc	2.573 % at termination	CPI-U at termination	07/15/13	25,000	(1,871)	-
Barclays Bank plc	2.895 % at termination	CPI-U at termination	08/25/13	25,000	(2,505)	-
Barclays Bank plc	2.573 % at termination	CPI-U at termination	01/15/14	50,000	(4,006)	-
Barclays Bank plc	2.993 % at termination	CPI-U at termination	01/15/14	25,000	(2,847)	-
Barclays Bank plc	2.920 % at termination	CPI-U at termination	01/15/15	25,000	(2,940)	-
Barclays Bank plc	3.007 % at termination	CPI-U at termination	01/15/15	20,000	(2,531)	-
Barclays Bank plc	2.610 % at termination	CPI-U at termination	03/19/15	50,000	(4,300)	-
Barclays Bank plc	2.675 % at termination	CPI-U at termination	10/12/15	50,000	(4,315)	-
Barclays Bank plc	2.998 % at termination	CPI-U at termination	01/15/16	25,000	(3,189)	-
Barclays Bank plc	2.095 % at termination	CPI-U at termination	05/24/16	50,000	(1,095)	-
Barclays Bank plc	2.943 % at termination	CPI-U at termination	06/14/16	5,000	(584)	-
Barclays Bank plc	2.930 % at termination	CPI-U at termination	06/15/16	3,000	(346)	-
Barclays Bank plc	2.680 % at termination	CPI-U at termination	07/15/16	25,000	(2,293)	-
Barclays Bank plc	2.718 % at termination	CPI-U at termination	01/15/17	50,000	(4,713)	-
Barclays Bank plc	2.220 % at termination	CPI-U at termination	05/24/17	50,000	(1,044)	-
Barclays Bank plc	2.095 % at termination	CPI-U at termination	07/06/17	50,000	(456)	-
Barclays Bank plc	2.812 % at termination	CPI-U at termination	10/12/19	50,000	(4,485)	-
Barclays Bank plc	2.420 % at termination	CPI-U at termination	05/24/20	25,000	(518)	-
Barclays Bank plc	2.285 % at termination	CPI-U at termination	07/09/20	50,000	(277)	-
BNP Paribas	1.910 % at termination	CPI-U at termination	06/18/15	50,000	(849)	-
BNP Paribas	2.350 % at termination	CPI-U at termination	07/06/20	50,000	(582)	-
BNP Paribas	2.290 % at termination	CPI-U at termination	07/09/20	50,000	(300)	-
BNP Paribas	2.745 % at termination	CPI-U at termination	05/01/28	25,000	(1,903)	-
Citibank, N.A.	2.285 % at termination	CPI-U at termination	06/30/18	50,000	(773)	-
Citibank, N.A.	2.280 % at termination	CPI-U at termination	07/01/18	50,000	(745)	-
Citibank, N.A.	2.420 % at termination	CPI-U at termination	06/30/20	50,000	(922)	-
Citibank, N.A.	2.410 % at termination	CPI-U at termination	07/01/20	50,000	(872)	-
Citibank, N.A.	2.330 % at termination	CPI-U at termination	07/06/20	50,000	(490)	-
Citibank, N.A.	2.470 % at termination	CPI-U at termination	07/02/22	50,000	(829)	-
Deutsche Bank AG, New York	1.990 % at termination	CPI-U at termination	06/08/15	40,000	(865)	-
Deutsche Bank AG, New York	2.135 % at termination	CPI-U at termination	08/03/16	100,000	(2,445)	-
Deutsche Bank AG, New York	2.410 % at termination	CPI-U at termination	06/30/20	100,000	(1,751)	-
Royal Bank of Scotland	2.490 % at termination	CPI-U at termination	08/07/10	100,000	(4,563)	-
Royal Bank of Scotland	2.330 % at termination	CPI-U at termination	08/28/10	100,000	(4,984)	-
Royal Bank of Scotland	2.140 % at termination	CPI-U at termination	09/15/13	100,000	(7,501)	-
Royal Bank of Scotland	2.430 % at termination	CPI-U at termination	06/28/20	25,000	(486)	-
Royal Bank of Scotland	2.423 % at termination	CPI-U at termination	06/30/20	75,000	(1,406)	-
Royal Bank of Scotland	2.630 % at termination	CPI-U at termination	06/24/25	50,000	(1,556)	-
Royal Bank of Scotland	2.610 % at termination	CPI-U at termination	06/28/25	25,000	(705)	-
Royal Bank of Scotland	2.620 % at termination	CPI-U at termination	06/28/25	25,000	(737)	-
Royal Bank of Scotland	0.036 % at termination	CPI-U at termination	07/31/29	100,000	(19,246)	-
Union Bank of Switzerland AG	2.275 % at termination	CPI-U at termination	07/02/18	50,000	(724)	-
Union Bank of Switzerland AG	2.220 % at termination	CPI-U at termination	07/06/18	50,000	(503)	-
Union Bank of Switzerland AG	2.140 % at termination	CPI-U at termination	07/09/18	50,000	(191)	-
Union Bank of Switzerland AG	2.480 % at termination	CPI-U at termination	07/01/22	50,000	(887)	-
					$(121,423)	$-
[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Swaps - The Fund engages in inflation-linked swaps, price lock and interest rate swaps, to provide inflation protection and to manage risks associated with changes to interest rates and swap spreads within its Portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.
JPMorgan Tax Aware Real Return SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 98.9%
	Alaska — 0.8%
	General Obligation — 0.8%
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.250%, 04/01/15	114

	Arizona — 1.5%
	General Obligation — 0.7%
85	Maricopa County Elementary, School District No. 38, Madison Elementary School Improvement Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	98

	Transportation — 0.8%
90	Arizona State Transportation Board, Series B, Rev., 5.000%, 07/01/13	101

	Total Arizona	199

	California — 8.7%
	Education — 0.9%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	72
50	University of California, Series C, Rev., NATL-RE, 4.750%, 05/15/13	55

		127
	General Obligation — 1.5%
175	San Ramon Valley Unified School District, 2002 Election, GO, AGM, 5.250%, 08/01/14	199

	Other Revenue — 1.6%
100	California State Public Works Board, Various University of California Projects, Series D, Rev., 5.000%, 05/01/11	103
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	89
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	30

		222
	Prerefunded — 4.7%
30	El Monte Union High School District, 2002 Election, Series B, GO, NATL-RE, 5.000%, 03/01/15 (p)	35
80	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	93
30	Pasadena Unified School District, Election 1997, Series D, GO, NATL-RE, 4.500%, 05/01/13 (p)	34
50	San Francisco City & County Airports Commission, Second Series Issue 28B, Rev., NATL-RE, 4.750%, 05/01/12 (p)	54
175	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/12 (p)	191
215	Twin Rivers Unified School District, GO, AGM, 5.250%, 08/01/12 (p)	237

		644
	Total California	1,192

	Colorado — 3.5%
	General Obligation — 2.7%
305	Jefferson County School District R-1, GO, 5.000%, 12/15/22	360

	Special Tax — 0.8%
100	City of Grand Junction, Rev., 5.000%, 03/01/13	111

	Total Colorado	471

	Connecticut — 5.2%
	General Obligation — 5.2%
150	City of New Britain, GO, AGM, 5.000%, 04/15/17	178
250	State of Connecticut, Series E, GO, 5.000%, 12/15/16	296
200	Town of Trumbull, GO, 5.000%, 09/15/16	238

	Total Connecticut	712

	District of Columbia — 1.0%
	Education — 0.8%
100	District of Columbia, Georgetown University, Series A, Rev., AMBAC, 5.000%, 04/01/16	114

	General Obligation — 0.2%
20	District of Columbia, Series C, GO, AGM, 5.000%, 06/01/15	23

	Total District of Columbia	137

	Florida — 2.3%
	Other Revenue — 0.7%
80	Polk County, Public Facilities Authority, Rev., NATL-RE, 5.000%, 12/01/15	88

	Transportation — 1.4%
125	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	140
50	Florida State Turnpike Authority, Department of Transportation, Series B, Rev., AMBAC, 5.000%, 07/01/11	52

		192
	Water & Sewer — 0.2%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/15	28

	Total Florida	308

	Georgia — 3.3%
	General Obligation — 2.9%
	State of Georgia,
155	Series B, GO, 5.000%, 07/01/11 (p)	162
50	Series D, GO, 4.000%, 08/01/11	52
150	Series D, GO, 5.250%, 10/01/15	179

		393
	Water & Sewer — 0.4%
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	63

	Total Georgia	456

	Hawaii — 1.6%
	Prerefunded — 1.6%
200	City & County of Honolulu, Series A, GO, 6.000%, 01/01/12 (p)	216

	Idaho — 0.4%
	Water & Sewer — 0.4%
50	Idaho Board Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	59

	Illinois — 2.3%
	General Obligation — 1.0%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	70
60	Cook-Kane Lake & McHenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.000%, 12/01/11	64

		134
	Prerefunded — 1.3%
150	Metropolitan Pier & Exposition Authority, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	181

	Total Illinois	315

	Indiana — 0.9%
	Education — 0.9%
100	Purdue University, Student Fees, Series U, Rev., 5.250%, 07/01/21	122

	Iowa — 0.5%
	Water & Sewer — 0.5%
65	City of Des Moines, Sewer System, Series H, Rev., AGM, 5.000%, 06/01/14	75

	Kansas — 2.3%
	General Obligation — 2.3%
265	Sedgwick County Unified School District No. 265 Goddard, Series 2, GO, AGM, 5.000%, 10/01/15	308

	Louisiana — 1.7%
	Industrial Development Revenue/Pollution Control Revenue — 1.7%
200	Terrebonne Parish, Series ST, Rev., 5.875%, 03/01/19	228

	Maryland — 2.1%
	General Obligation — 1.3%
100	Montgomery County, Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	120
50	Prince Georges County, Public Improvement, Series A, GO, 5.000%, 10/01/13	57

		177
	Transportation — 0.8%
100	Maryland State Department of Transportation County, Second Issue, Rev., 4.000%, 09/01/16	113

	Total Maryland	290

	Massachusetts — 2.0%
	Education — 0.9%
100	University of Massachusetts Building Authority, Senior Series 1, Rev., AMBAC, 5.250%, 11/01/13 (p)	115

	General Obligation — 0.3%
35	Commonwealth of Massachusetts, Consolidated Loan, Series A, GO, 5.000%, 05/01/13	39

	Prerefunded — 0.8%
100	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	113

	Total Massachusetts	267

	Michigan — 1.3%
	Education — 0.6%
75	Western Michigan University, Rev., NATL-RE, FGIC, 5.000%, 05/15/15	84

	Prerefunded — 0.7%
85	Ovid Elsie Area Schools, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 11/01/12 (p)	94

	Total Michigan	178

	Minnesota — 1.7%
	Other Revenue — 1.7%
200	Minnesota Public Facilities Authority, Series A, Rev., 5.000%, 03/01/16	236

	Mississippi — 0.7%
	Prerefunded — 0.7%
100	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	91

	Missouri — 5.1%
	General Obligation — 3.6%
175	North Kansas City School District No. 74, Direct Deposit Program, GO, 5.000%, 03/01/18	203
250	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	286

		489
	Transportation — 0.8%
100	Missouri State Highways & Transit Commission, First Lien, Series B, Rev., 5.000%, 05/01/16	113

	Water & Sewer — 0.7%
75	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funding Program, Series B, Rev., 5.500%, 07/01/14	88

	Total Missouri	690

	New Jersey — 1.2%
	Transportation — 1.2%
	New Jersey Transportation Trust Fund Authority,
80	Series A, Rev., 5.250%, 12/15/20	93
60	Series A, Rev., 5.500%, 12/15/21	71

	Total New Jersey	164

	New Mexico — 0.3%
	Other Revenue — 0.3%
30	New Mexico Finance Authority, Sub Lien Public Project Revolving Fund, Series B, Rev., NATL-RE, 5.000%, 06/15/17	34

	New York — 11.2%
	Education — 0.8%
100	New York State Dormitory Authority, Series B, Rev., 4.000%, 03/15/14	111

	General Obligation — 4.4%
50	Ardsley Union Free School District, Series B, GO, AGM, 4.000%, 06/15/15	55
195	Briarcliff Manor, Public Improvement, Series A, GO, AGM, 5.000%, 09/01/14	227
75	City of White Plains, Public Improvement, Series A, GO, 4.400%, 05/15/11 (p)	77
75	Suffolk County, Public Improvement, Series B, GO, NATL-RE, 4.250%, 11/01/14	85
100	Syosset Central School District, GO, AGM, 4.250%, 12/15/13	112
35	Valhalla Union Free School District, GO, AGM, 5.000%, 03/15/11 (p)	36

		592
	Industrial Development Revenue/Pollution Control Revenue — 2.4%
280	City of New York, Series E-1, GO, 6.250%, 10/15/18	331

	Other Revenue — 1.3%
50	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Projects, Sub Series E, Rev., 5.000%, 06/15/12	54
100	New York State Urban Development Corp., Service Contract, Series A, Rev., 5.000%, 01/01/16	115

		169
	Special Tax — 0.8%
100	Sales Tax Asset Receivable Corp., Series A, Rev., NATL-RE, 5.000%, 10/15/14	114

	Water & Sewer — 1.5%
175	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/17	205

	Total New York	1,522

	North Carolina — 4.2%
	Certificate Of Participation/Lease — 0.5%
65	Cabarrus County, COP, 5.250%, 02/01/13	72

	Transportation — 3.7%
	State of North Carolina,
150	Rev., NATL-RE, 5.000%, 03/01/12	161
300	Rev., NATL-RE, 5.000%, 03/01/13	333

		494
	Total North Carolina	566

	Ohio — 2.2%
	General Obligation — 1.7%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	120
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/18	119

		239
	Other Revenue — 0.5%
75	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	62

	Total Ohio	301

	Oklahoma — 2.5%
	Education — 2.5%
300	Oklahoma Capital Improvement Authority, Higher Education Projects, Series F, Rev., AMBAC, 5.000%, 07/01/13	336

	Oregon — 1.5%
	Other Revenue — 1.5%
175	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/19	202

	Pennsylvania — 4.4%
	Education — 1.5%
190	Delaware County Authority, Villanova University, Rev., AMBAC, 5.000%, 08/01/16	203

	General Obligation — 2.1%
50	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/12	55
200	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 01/01/16 (p)	236

		291
	Water & Sewer — 0.8%
100	City of Philadelphia, Water & Wastewater, Series A, Rev., NATL-RE, FGIC, 5.500%, 11/01/11	106

	Total Pennsylvania	600

	Tennessee — 2.6%
	General Obligation — 0.4%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18	58

	Other Revenue — 2.2%
250	City of Memphis, Rev., 5.000%, 12/01/17	295

	Total Tennessee	353

	Texas — 9.1%
	Education — 1.5%
85	Texas A&M University, Financing System, Series B, Rev., 5.375%, 05/15/11	89
100	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/12	109

		198
	General Obligation — 0.6%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/17	81

	Other Revenue — 2.9%
210	Harris County, Series C, Rev., 5.000%, 08/15/19	236
150	Texas State Public Finance Authority, Criminal Projects, Rev., AMBAC, 4.000%, 02/01/14	165

		401
	Prerefunded — 1.2%
75	Liberty Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p)	81
75	University of Texas, Series A, Rev., 6.250%, 01/01/13 (p)	85

		166
	Transportation — 0.4%
50	Harris County, Senior Lien, Toll Road, Rev., AGM, 5.375%, 08/15/11	53

	Utility — 0.4%
50	City of Garland, Electric System, Rev., NATL-RE, 5.625%, 03/01/15	58

	Water & Sewer — 2.1%
50	City of Houston, Utilities System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/15	59
25	City of San Antonio, Water Authority, Rev., NATL-RE, FGIC, 5.500%, 05/15/15	29
70	Mesquite Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/17	79
100	Trinity River Authority, Rev., 5.000%, 08/01/14	115

		282
	Total Texas	1,239

	Utah — 0.6%
	Other Revenue — 0.6%
75	Utah State Building Ownership Authority, State Facilities Master Lease Program, Series C, Rev., AGM, 5.500%, 05/15/14 (p)	87

	Vermont — 0.3%
	Utility — 0.3%
35	Vermont Public Power Supply Authority, McNeil Project, Series E, Rev., NATL-RE, 5.250%, 07/01/14	40

	Virginia — 1.7%
	General Obligation — 1.3%
150	Loudoun County, Public Improvement, Series A, GO, 5.000%, 07/01/16	179

	Other Revenue — 0.4%
50	Virginia College Building Authority, 21st Century College, Rev., 5.000%, 02/01/23	59

	Total Virginia	238

	Washington — 3.0%
	General Obligation — 2.6%
25	Snohomish County School District No. 2 Everett, GO, NATL-RE, FGIC, 5.000%, 12/01/16	30
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	334

		364
	Transportation — 0.2%
25	Port of Seattle, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 03/01/15	28

	Utility — 0.2%
20	Energy Northwest, Project 1, Series D, Rev., 5.000%, 07/01/16	24

	Total Washington	416

	Wisconsin — 5.2%
	General Obligation — 2.8%
50	Northland Pines School District, GO, AGM, 5.000%, 04/01/12	54
300	State of Wisconsin, Series 1, GO, 4.000%, 11/01/13	331

		385
	Other Revenue — 2.4%
300	State of Wisconsin, Series A, Rev., 5.000%, 07/01/18	329

	Total Wisconsin	714
	Total Municipal Bonds (Cost $12,773)	13,476
SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
616	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.110% (b) (l) (m) (Cost $616)	616
	Total Investments — 103.4% (Cost $13,389)	14,092
	Liabilities in Excess of Other Assets — (3.4)%	(462)
	NET ASSETS — 100.0%	$13,630

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(r)		Rates shown are per annum and payments are as described.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$717
Aggregate gross unrealized depreciation	(14)
Net unrealized appreciation/depreciation	$703
Federal income tax cost of investments	$13,389

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$616	$13,476	$–	$14,092

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$–	$(534)	$–	$(534)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.
There were no significant transfers between Level 1 and 2 during the period ended July 31, 2010.
Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Barclays Bank plc	2.573 % at termination	CPI-U at termination	01/15/14	$1,000	$(80)	$-
Barclays Bank plc	2.610 % at termination	CPI-U at termination	03/19/15	1,500	(129)	-
Barclays Bank plc	2.675 % at termination	CPI-U at termination	10/12/15	500	(43)	-
Barclays Bank plc	2.095 % at termination	CPI-U at termination	05/24/16	5,000	(110)	-
Royal Bank of Scotland	2.490 % at termination	CPI-U at termination	08/07/10	1,000	(46)	-
Royal Bank of Scotland	2.740 % at termination	CPI-U at termination	07/31/13	1,000	(97)	-
Royal Bank of Scotland	2.620 % at termination	CPI-U at termination	06/28/25	1,000	(29)	-
					$(534)	$-
[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Swaps - The Fund engages in inflation-linked swaps, price lock and interest rate swaps, to provide inflation protection and to manage risks associated with changes to interest rates and swap spreads within its Portfolio. These transactions are negotiated contracts between the Fund and a counterparty to exchange cash flows at specified, future intervals.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.
JPMorgan Tax Aware U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.8%
Consumer Discretionary — 13.7%
	Auto Components — 1.5%
125	Johnson Controls, Inc.	3,612

	Hotels, Restaurants & Leisure — 2.8%
43	Carnival Corp.	1,503
32	International Game Technology	492
23	Starwood Hotels & Resorts Worldwide, Inc.	1,105
82	Yum! Brands, Inc.	3,369

		6,469
	Household Durables — 0.2%
1	NVR, Inc. (a)	443

	Internet & Catalog Retail — 0.4%
8	Amazon.com, Inc. (a)	981

	Media — 5.2%
67	Comcast Corp., Class A	1,308
176	Time Warner, Inc.	5,552
162	Walt Disney Co. (The)	5,468

		12,328
	Specialty Retail — 1.7%
27	Advance Auto Parts, Inc.	1,435
127	Staples, Inc.	2,579

		4,014
	Textiles, Apparel & Luxury Goods — 1.9%
37	Coach, Inc.	1,367
23	NIKE, Inc., Class B	1,721
17	V.F. Corp.	1,363

		4,451
	Total Consumer Discretionary	32,298
Consumer Staples — 8.5%
	Beverages — 1.7%
62	PepsiCo, Inc.	3,995

	Food & Staples Retailing — 2.1%
91	CVS Caremark Corp.	2,795
39	Sysco Corp.	1,222
20	Wal-Mart Stores, Inc.	1,015

		5,032
	Food Products — 0.9%
26	Campbell Soup Co.	936
35	General Mills, Inc.	1,195

		2,131
	Household Products — 3.1%
20	Kimberly-Clark Corp.	1,297
98	Procter & Gamble Co. (The)	5,967

		7,264
	Tobacco — 0.7%
33	Philip Morris International, Inc.	1,682

	Total Consumer Staples	20,104
Energy — 10.3%
	Energy Equipment & Services — 1.2%
27	Nabors Industries Ltd., (Bermuda) (a)	495
39	Schlumberger Ltd.	2,346

		2,841
	Oil, Gas & Consumable Fuels — 9.1%
39	Apache Corp.	3,749
74	ConocoPhillips	4,099
21	Devon Energy Corp.	1,337
30	EOG Resources, Inc.	2,897
70	Exxon Mobil Corp.	4,158
67	Occidental Petroleum Corp.	5,231

		21,471
	Total Energy	24,312
Financials — 14.9%
	Capital Markets — 3.7%
50	Bank of New York Mellon Corp. (The)	1,248
25	Goldman Sachs Group, Inc. (The)	3,819
50	Invesco Ltd.	983
71	Morgan Stanley	1,925
58	TD AMERITRADE Holding Corp. (a)	907

		8,882
	Commercial Banks — 3.6%
43	BB&T Corp.	1,058
122	U.S. Bancorp	2,915
162	Wells Fargo & Co.	4,489

		8,462
	Diversified Financial Services — 4.0%
294	Bank of America Corp.	4,130
763	Citigroup, Inc. (a)	3,127
4	CME Group, Inc.	1,241
30	NYSE Euronext	878

		9,376
	Insurance — 3.6%
26	ACE Ltd., (Switzerland)	1,367
27	Berkshire Hathaway, Inc., Class B (a)	2,093
58	MetLife, Inc.	2,449
44	Prudential Financial, Inc.	2,511

		8,420
	Total Financials	35,140
Health Care — 10.7%
	Biotechnology — 1.9%
25	Biogen Idec, Inc. (a)	1,415
57	Celgene Corp. (a)	3,155

		4,570
	Health Care Equipment & Supplies — 0.5%
30	Covidien plc, (Ireland)	1,126

	Health Care Providers & Services — 1.7%
86	Aetna, Inc.	2,398
50	Cardinal Health, Inc.	1,611

		4,009
	Pharmaceuticals — 6.6%
97	Abbott Laboratories	4,744
167	Merck & Co., Inc.	5,767
338	Pfizer, Inc.	5,070

		15,581
	Total Health Care	25,286
Industrials — 10.7%
	Aerospace & Defense — 3.0%
53	Honeywell International, Inc.	2,272
69	United Technologies Corp.	4,916

		7,188
	Industrial Conglomerates — 1.2%
108	General Electric Co.	1,736
30	Tyco International Ltd., (Switzerland)	1,131

		2,867
	Machinery — 4.0%
63	Deere & Co.	4,178
84	PACCAR, Inc.	3,855
23	Parker Hannifin Corp.	1,402

		9,435
	Road & Rail — 2.5%
103	Norfolk Southern Corp.	5,819

	Total Industrials	25,309
Information Technology — 21.8%
	Communications Equipment — 4.9%
252	Cisco Systems, Inc. (a)	5,818
88	Juniper Networks, Inc. (a)	2,433
87	QUALCOMM, Inc.	3,301

		11,552
	Computers & Peripherals — 6.2%
29	Apple, Inc. (a)	7,546
152	Hewlett-Packard Co.	7,004

		14,550
	Internet Software & Services — 1.2%
6	Google, Inc., Class A (a)	2,777

	IT Services — 3.5%
37	Cognizant Technology Solutions Corp., Class A (a)	2,015
37	International Business Machines Corp.	4,774
7	MasterCard, Inc., Class A	1,569

		8,358
	Semiconductors & Semiconductor Equipment — 1.3%
37	Intersil Corp., Class A	415
74	Marvell Technology Group Ltd., (Bermuda) (a)	1,111
62	Novellus Systems, Inc. (a)	1,645

		3,171
	Software — 4.7%
342	Microsoft Corp.	8,838
95	Oracle Corp.	2,243

		11,081
	Total Information Technology	51,489
Materials — 4.7%
	Chemicals — 3.0%
46	Dow Chemical Co. (The)	1,251
119	E.l. du Pont de Nemours & Co.	4,856
14	Monsanto Co.	830

		6,937
	Metals & Mining — 1.7%
57	Freeport-McMoRan Copper & Gold, Inc.	4,043

	Total Materials	10,980
Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.3%
63	AT&T, Inc.	1,642
127	Verizon Communications, Inc.	3,692

		5,334
	Wireless Telecommunication Services — 0.4%
219	Sprint Nextel Corp. (a)	1,000

	Total Telecommunication Services	6,334
Utilities — 1.8%
	Electric Utilities — 1.6%
32	NextEra Energy, Inc.	1,685
60	Southern Co.	2,109

		3,794
	Multi-Utilities — 0.2%
15	Public Service Enterprise Group, Inc.	499

	Total Utilities	4,293
	Total Common Stocks (Cost $182,445)	235,545
PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
400	U.S. Treasury Note, 1.125%, 06/30/11 (Cost $403)	403
Short-Term Investment — 0.1%
	Investment Company — 0.1%
217	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $217)	217
	Total Investments — 100.0% (Cost $183,065)	236,165
	Liabilities in Excess of Other Assets — 0.0% (g)	(115)
	NET ASSETS — 100.0%	236,050

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(l)	The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$53,997
Aggregate gross unrealized depreciation	(897)
Net unrealized appreciation/depreciation	$53,100
Federal income tax cost of investments	$183,065

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$235,762	$403	$–	$236,165

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.
There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

September 29, 2010

By:	/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

September 29, 2010